UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-24019
Victory Portfolios IV
(Exact name of registrant as specified in charter)

15935 La Cantera Parkway, San Antonio, Texas 78256
(Address of principal executive offices) (ZIP code)

Christopher J. Kelley, Victory Capital Management Inc.
60 State Street, Boston, MA 02109
(Name and address of agent for service)
Registrant's telephone number, including area code:
(617) 742-7825
Date of fiscal year end:
July 31
Date of reporting period:
January 31, 2026
Item 1. Report to Stockholders.
(a) The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Victory Pioneer Balanced Fund
Class A / AOBLX
SEMI-ANNUAL SHAREHOLDER REPORT | January 31, 2026
This semi-annual shareholder report contains important information about Victory Pioneer Balanced Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$50	0.92%^
^	Annualized
KEY FUND STATISTICS
(as of January 31, 2026)
Fund net assets	$442,313,903%
Total number of portfolio holdings	785^^
Portfolio turnover rate	19%≈
^^	Excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased.
≈	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
SECTOR DISTRIBUTION
(as of January 31, 2026 )*
Information Technology	18.5%
Financials	15.9%
U.S. Government	10.1%
Consumer Discretionary	9.0%
Communication Services	8.9%
Health Care	8.3%
Industrials	7.7%
Mortgage Securities	3.7%
Asset Backed Securities	3.4%
Consumer Staples	2.9%
Energy	2.9%
Basic Materials	2.8%
Utilities	1.7%
Consumer, Cyclical	1.5%
Real Estate	1.4%
Foreign Government	0.5%
Affiliated Closed-End Fund∞	0.4%
Consumer, Non-cyclical	0.3%
Government	0.1%
*	As a percentage of total investments excluding short‑term investments, TBA sales commitments and all derivative contracts except for options purchased.
∞	Pioneer ILS Interval Fund is an affiliated closed-end fund managed by Victory Capital Management, Inc.
Availability of Additional Information
Additional information about the Fund is available on vcm.com:
Full Financial Statements
Prospectus
Fund Holdings
Proxy Voting
Contact us at 800-225-6292.
AOBLX-SAR-0326
Victory Capital Management

Victory Pioneer Balanced Fund
Class C / PCBCX
SEMI-ANNUAL SHAREHOLDER REPORT | January 31, 2026
This semi-annual shareholder report contains important information about Victory Pioneer Balanced Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$90	1.67%^
^	Annualized
KEY FUND STATISTICS
(as of January 31, 2026)
Fund net assets	$442,313,903%
Total number of portfolio holdings	785^^
Portfolio turnover rate	19%≈
^^	Excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased.
≈	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
SECTOR DISTRIBUTION
(as of January 31, 2026 )*
Information Technology	18.5%
Financials	15.9%
U.S. Government	10.1%
Consumer Discretionary	9.0%
Communication Services	8.9%
Health Care	8.3%
Industrials	7.7%
Mortgage Securities	3.7%
Asset Backed Securities	3.4%
Consumer Staples	2.9%
Energy	2.9%
Basic Materials	2.8%
Utilities	1.7%
Consumer, Cyclical	1.5%
Real Estate	1.4%
Foreign Government	0.5%
Affiliated Closed-End Fund∞	0.4%
Consumer, Non-cyclical	0.3%
Government	0.1%
*	As a percentage of total investments excluding short‑term investments, TBA sales commitments and all derivative contracts except for options purchased.
∞	Pioneer ILS Interval Fund is an affiliated closed-end fund managed by Victory Capital Management, Inc.
Availability of Additional Information
Additional information about the Fund is available on vcm.com:
Full Financial Statements
Prospectus
Fund Holdings
Proxy Voting
Contact us at 800-225-6292.
PCBCX-SAR-0326
Victory Capital Management

Victory Pioneer Balanced Fund
Class R6 / PCBKX
SEMI-ANNUAL SHAREHOLDER REPORT | January 31, 2026
This semi-annual shareholder report contains important information about Victory Pioneer Balanced Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$34	0.62%^
^	Annualized
KEY FUND STATISTICS
(as of January 31, 2026)
Fund net assets	$442,313,903%
Total number of portfolio holdings	785^^
Portfolio turnover rate	19%≈
^^	Excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased.
≈	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
SECTOR DISTRIBUTION
(as of January 31, 2026 )*
Information Technology	18.5%
Financials	15.9%
U.S. Government	10.1%
Consumer Discretionary	9.0%
Communication Services	8.9%
Health Care	8.3%
Industrials	7.7%
Mortgage Securities	3.7%
Asset Backed Securities	3.4%
Consumer Staples	2.9%
Energy	2.9%
Basic Materials	2.8%
Utilities	1.7%
Consumer, Cyclical	1.5%
Real Estate	1.4%
Foreign Government	0.5%
Affiliated Closed-End Fund∞	0.4%
Consumer, Non-cyclical	0.3%
Government	0.1%
*	As a percentage of total investments excluding short‑term investments, TBA sales commitments and all derivative contracts except for options purchased.
∞	Pioneer ILS Interval Fund is an affiliated closed-end fund managed by Victory Capital Management, Inc.
Availability of Additional Information
Additional information about the Fund is available on vcm.com:
Full Financial Statements
Prospectus
Fund Holdings
Proxy Voting
Contact us at 800-225-6292.
PCBKX-SAR-0326
Victory Capital Management

Victory Pioneer Balanced Fund
Class Y / AYBLX
SEMI-ANNUAL SHAREHOLDER REPORT | January 31, 2026
This semi-annual shareholder report contains important information about Victory Pioneer Balanced Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$39	0.72%^
^	Annualized
KEY FUND STATISTICS
(as of January 31, 2026)
Fund net assets	$442,313,903%
Total number of portfolio holdings	785^^
Portfolio turnover rate	19%≈
^^	Excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased.
≈	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
SECTOR DISTRIBUTION
(as of January 31, 2026 )*
Information Technology	18.5%
Financials	15.9%
U.S. Government	10.1%
Consumer Discretionary	9.0%
Communication Services	8.9%
Health Care	8.3%
Industrials	7.7%
Mortgage Securities	3.7%
Asset Backed Securities	3.4%
Consumer Staples	2.9%
Energy	2.9%
Basic Materials	2.8%
Utilities	1.7%
Consumer, Cyclical	1.5%
Real Estate	1.4%
Foreign Government	0.5%
Affiliated Closed-End Fund∞	0.4%
Consumer, Non-cyclical	0.3%
Government	0.1%
*	As a percentage of total investments excluding short‑term investments, TBA sales commitments and all derivative contracts except for options purchased.
∞	Pioneer ILS Interval Fund is an affiliated closed-end fund managed by Victory Capital Management, Inc.
Availability of Additional Information
Additional information about the Fund is available on vcm.com:
Full Financial Statements
Prospectus
Fund Holdings
Proxy Voting
Contact us at 800-225-6292.
AYBLX-SAR-0326
Victory Capital Management

Victory Pioneer Multi-Asset Income Fund
Class A / PMAIX
SEMI-ANNUAL SHAREHOLDER REPORT | January 31, 2026
This semi-annual shareholder report contains important information about Victory Pioneer Multi-Asset Income Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$41	0.78%^
^	Annualized
KEY FUND STATISTICS
(as of January 31, 2026)
Fund net assets	$7,680,213,607%
Total number of portfolio holdings	564^^
Portfolio turnover rate	37%
^^	Excluding short‑term investments and all derivative contracts except for options purchased.
SECTOR DISTRIBUTION
(as of January 31, 2026 )*
Financials	30.1%
U.S. Government	18.0%
Information Technology	11.8%
Basic Materials	7.1%
Energy	5.8%
Health Care	5.4%
Industrials	4.6%
Consumer, Cyclical	4.2%
Consumer Discretionary	3.0%
Consumer Staples	2.6%
Mortgage Securities	2.1%
Utilities	2.0%
Foreign Government	1.5%
Real Estate	0.8%
Asset Backed Securities	0.7%
Communication Services	0.3%
Consumer, Non‑cyclical†	0.0%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
†	Amount rounds to less than 0.1%.
Availability of Additional Information
Additional information about the Fund is available on vcm.com:
Full Financial Statements
Prospectus
Fund Holdings
Proxy Voting
Contact us at 800-225-6292.
PMAIX-SAR-0326
Victory Capital Management

Victory Pioneer Multi-Asset Income Fund
Class C / PMACX
SEMI-ANNUAL SHAREHOLDER REPORT | January 31, 2026
This semi-annual shareholder report contains important information about Victory Pioneer Multi-Asset Income Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$82	1.55%^
^	Annualized
KEY FUND STATISTICS
(as of January 31, 2026)
Fund net assets	$7,680,213,607%
Total number of portfolio holdings	564^^
Portfolio turnover rate	37%
^^	Excluding short‑term investments and all derivative contracts except for options purchased.
SECTOR DISTRIBUTION
(as of January 31, 2026 )*
Financials	30.1%
U.S. Government	18.0%
Information Technology	11.8%
Basic Materials	7.1%
Energy	5.8%
Health Care	5.4%
Industrials	4.6%
Consumer, Cyclical	4.2%
Consumer Discretionary	3.0%
Consumer Staples	2.6%
Mortgage Securities	2.1%
Utilities	2.0%
Foreign Government	1.5%
Real Estate	0.8%
Asset Backed Securities	0.7%
Communication Services	0.3%
Consumer, Non‑cyclical†	0.0%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
†	Amount rounds to less than 0.1%.
Availability of Additional Information
Additional information about the Fund is available on vcm.com:
Full Financial Statements
Prospectus
Fund Holdings
Proxy Voting
Contact us at 800-225-6292.
PMACX-SAR-0326
Victory Capital Management

Victory Pioneer Multi-Asset Income Fund
Class R6 / PMFKX
SEMI-ANNUAL SHAREHOLDER REPORT | January 31, 2026
This semi-annual shareholder report contains important information about Victory Pioneer Multi-Asset Income Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$27	0.51%^
^	Annualized
KEY FUND STATISTICS
(as of January 31, 2026)
Fund net assets	$7,680,213,607%
Total number of portfolio holdings	564^^
Portfolio turnover rate	37%
^^	Excluding short‑term investments and all derivative contracts except for options purchased.
SECTOR DISTRIBUTION
(as of January 31, 2026 )*
Financials	30.1%
U.S. Government	18.0%
Information Technology	11.8%
Basic Materials	7.1%
Energy	5.8%
Health Care	5.4%
Industrials	4.6%
Consumer, Cyclical	4.2%
Consumer Discretionary	3.0%
Consumer Staples	2.6%
Mortgage Securities	2.1%
Utilities	2.0%
Foreign Government	1.5%
Real Estate	0.8%
Asset Backed Securities	0.7%
Communication Services	0.3%
Consumer, Non‑cyclical†	0.0%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
†	Amount rounds to less than 0.1%.
Availability of Additional Information
Additional information about the Fund is available on vcm.com:
Full Financial Statements
Prospectus
Fund Holdings
Proxy Voting
Contact us at 800-225-6292.
PMFKX-SAR-0326
Victory Capital Management

Victory Pioneer Multi-Asset Income Fund
Class Y / PMFYX
SEMI-ANNUAL SHAREHOLDER REPORT | January 31, 2026
This semi-annual shareholder report contains important information about Victory Pioneer Multi-Asset Income Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$32	0.61%^
^	Annualized
KEY FUND STATISTICS
(as of January 31, 2026)
Fund net assets	$7,680,213,607%
Total number of portfolio holdings	564^^
Portfolio turnover rate	37%
^^	Excluding short‑term investments and all derivative contracts except for options purchased.
SECTOR DISTRIBUTION
(as of January 31, 2026 )*
Financials	30.1%
U.S. Government	18.0%
Information Technology	11.8%
Basic Materials	7.1%
Energy	5.8%
Health Care	5.4%
Industrials	4.6%
Consumer, Cyclical	4.2%
Consumer Discretionary	3.0%
Consumer Staples	2.6%
Mortgage Securities	2.1%
Utilities	2.0%
Foreign Government	1.5%
Real Estate	0.8%
Asset Backed Securities	0.7%
Communication Services	0.3%
Consumer, Non‑cyclical†	0.0%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
†	Amount rounds to less than 0.1%.
Availability of Additional Information
Additional information about the Fund is available on vcm.com:
Full Financial Statements
Prospectus
Fund Holdings
Proxy Voting
Contact us at 800-225-6292.
PMFYX-SAR-0326
Victory Capital Management

Victory Pioneer Securitized Income Fund
Class A / SIFFX
SEMI-ANNUAL SHAREHOLDER REPORT | January 31, 2026
This semi-annual shareholder report contains important information about Victory Pioneer Securitized Income Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$46	0.90%^
^	Annualized
KEY FUND STATISTICS
(as of January 31, 2026)
Fund net assets	$291,363,050%
Total number of portfolio holdings	312^^
Portfolio turnover rate	12%
^^	Excluding short-term investments and all derivative contracts except for options purchased.
PORTFOLIO DIVERSIFICATION
(as of January 31, 2026 ) *
Collateralized Mortgage Obligations	39.2%
Asset Backed Securities	35.0%
U.S. Government and Agency Obligations	17.5%
Commercial Mortgage-Backed Securities	8.3%
Corporate Bonds†	0.0%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
†	Amount rounds to less than 0.1%.
Availability of Additional Information
Additional information about the Fund is available on vcm.com:
Full Financial Statements
Prospectus
Fund Holdings
Proxy Voting
Contact us at 800-225-6292.
SIFFX-SAR-0326
Victory Capital Management

Victory Pioneer Securitized Income Fund
Class Y / SYFFX
SEMI-ANNUAL SHAREHOLDER REPORT | January 31, 2026
This semi-annual shareholder report contains important information about Victory Pioneer Securitized Income Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$33	0.65%^
^	Annualized
KEY FUND STATISTICS
(as of January 31, 2026)
Fund net assets	$291,363,050%
Total number of portfolio holdings	312^^
Portfolio turnover rate	12%
^^	Excluding short-term investments and all derivative contracts except for options purchased.
PORTFOLIO DIVERSIFICATION
(as of January 31, 2026 ) *
Collateralized Mortgage Obligations	39.2%
Asset Backed Securities	35.0%
U.S. Government and Agency Obligations	17.5%
Commercial Mortgage-Backed Securities	8.3%
Corporate Bonds†	0.0%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
†	Amount rounds to less than 0.1%.
Availability of Additional Information
Additional information about the Fund is available on vcm.com:
Full Financial Statements
Prospectus
Fund Holdings
Proxy Voting
Contact us at 800-225-6292.
SYFFX-SAR-0326
Victory Capital Management

Victory Pioneer Solutions - Balanced Fund
Class A / PIALX
SEMI-ANNUAL SHAREHOLDER REPORT | January 31, 2026
This semi-annual shareholder report contains important information about Victory Pioneer Solutions - Balanced Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$19	0.36%^
^	Annualized
KEY FUND STATISTICS
(as of January 31, 2026)
Fund net assets	$436,950,223%
Total number of portfolio holdings	16^^
Portfolio turnover rate	13%
^^	Excluding short‑term investments and all derivative contracts except for options purchased.
ASSET ALLOCATIONS
(as of January 31, 2026 )*
Balanced/Flexible	40.7%
International Equities	31.1%
Fixed Income	25.4%
U.S. Equities	2.8%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
Availability of Additional Information
Additional information about the Fund is available on vcm.com:
Full Financial Statements
Prospectus
Fund Holdings
Proxy Voting
Contact us at 800-225-6292.
PIALX-SAR-0326
Victory Capital Management

Victory Pioneer Solutions - Balanced Fund
Class C / PIDCX
SEMI-ANNUAL SHAREHOLDER REPORT | January 31, 2026
This semi-annual shareholder report contains important information about Victory Pioneer Solutions - Balanced Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$59	1.10%^
^	Annualized
KEY FUND STATISTICS
(as of January 31, 2026)
Fund net assets	$436,950,223%
Total number of portfolio holdings	16^^
Portfolio turnover rate	13%
^^	Excluding short‑term investments and all derivative contracts except for options purchased.
ASSET ALLOCATIONS
(as of January 31, 2026 )*
Balanced/Flexible	40.7%
International Equities	31.1%
Fixed Income	25.4%
U.S. Equities	2.8%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
Availability of Additional Information
Additional information about the Fund is available on vcm.com:
Full Financial Statements
Prospectus
Fund Holdings
Proxy Voting
Contact us at 800-225-6292.
PIDCX-SAR-0326
Victory Capital Management

Victory Pioneer Solutions - Balanced Fund
Class Y / IMOYX
SEMI-ANNUAL SHAREHOLDER REPORT | January 31, 2026
This semi-annual shareholder report contains important information about Victory Pioneer Solutions - Balanced Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$11	0.20%^
^	Annualized
KEY FUND STATISTICS
(as of January 31, 2026)
Fund net assets	$436,950,223%
Total number of portfolio holdings	16^^
Portfolio turnover rate	13%
^^	Excluding short‑term investments and all derivative contracts except for options purchased.
ASSET ALLOCATIONS
(as of January 31, 2026 )*
Balanced/Flexible	40.7%
International Equities	31.1%
Fixed Income	25.4%
U.S. Equities	2.8%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
Availability of Additional Information
Additional information about the Fund is available on vcm.com:
Full Financial Statements
Prospectus
Fund Holdings
Proxy Voting
Contact us at 800-225-6292.
IMOYX-SAR-0326
Victory Capital Management

ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3) Compliance with applicable governmental laws, rules, and regulations;

(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 19(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant’s Internet address and such intention.

Not applicable.

(f) The registrant must:

(1) File with the Commission, pursuant to Item 19(a)(1), a copy of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR (see attachment);

(2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

(3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made. See Item 19(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)  (1) Disclose that the registrant’s Board of Trustees has determined that the registrant either:

(i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant’s Board of Trustees has determined that the registrant has at least one audit committee financial expert.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the Board of Trustees, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Mr. Fred J. Ricciardi, an independent Trustee, is such an audit committee financial expert.

(3) If the registrant provides the disclosure required by paragraph (a)(1) (ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

PIONEER FUNDS

APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES

PROVIDED BY THE INDEPENDENT AUDITOR

SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Amundi Asset Management US, Inc., the audit committee and the independent auditors.

The Funds recognize that a Fund’s independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund’s independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund’s independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

SECTION II - POLICY
SERVICE CATEGORY	SERVICE CATEGORY DESCRIPTION	SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES

I. AUDIT SERVICES	Services that are directly related to performing the independent audit of the Funds

•

Accounting research assistance

•

SEC consultation, registration statements, and reporting

•

Tax accrual related matters

•

Implementation of new accounting standards

•

Compliance letters (e.g. rating agency letters)

•

Regulatory reviews and assistance regarding financial matters

•

Semi-annual reviews (if requested)

•

Comfort letters for closed end offerings

II. AUDIT-RELATED SERVICES	Services which are not prohibited under Rule	• AICPA attest and agreed-upon procedures • Technology control assessments

210.2-01(C)(4) (the “Rule”) and are related extensions of the audit services support the audit, or use the knowledge/expertise gained from the audit procedures as a foundation to complete the project. In most cases, if the Audit-Related Services are not performed by the Audit firm, the scope of the Audit Services would likely increase. The Services are typically well-defined and governed by accounting professional standards (AICPA, SEC, etc.)

• Financial reporting control assessments • Enterprise security architecture assessment

AUDIT COMMITTEE APPROVAL POLICY	AUDIT COMMITTEE REPORTING POLICY

•

“One-time” pre-approval for the audit period for all pre-approved specific service subcategories. Approval of the independent auditors as auditors for a Fund shall constitute pre approval for these services.

• A summary of all such services and related fees reported at each regularly scheduled Audit Committee meeting.
• “One-time” pre-approval for the fund fiscal year within a specified dollar limit for all pre-approved specific service subcategories	• A summary of all such services and related fees (including comparison to specified dollar limits) reported quarterly.

• Specific approval is needed to exceed the pre-approved dollar limit for these services (see general Audit Committee approval policy below for details on obtaining specific approvals)
• Specific approval is needed to use the Fund’s auditors for Audit-Related Services not denoted as “pre-approved”, or to add a specific service subcategory as “pre-approved”

SECTION III - POLICY DETAIL, CONTINUED

SERVICE CATEGORY	SERVICE CATEGORY DESCRIPTION	SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
III. TAX SERVICES	Services which are not prohibited by the Rule,	• Tax planning and support • Tax controversy assistance

if an officer of the Fund determines that using the Fund’s auditor to provide these services creates significant synergy in the form of efficiency, minimized disruption, or the ability to maintain a desired level of confidentiality.

• Tax compliance, tax returns, excise tax returns and support • Tax opinions

AUDIT COMMITTEE APPROVAL POLICY	AUDIT COMMITTEE REPORTING POLICY

• “One-time” pre-approval for the fund fiscal year within a specified dollar limit	• A summary of all such services and related fees (including comparison to specified dollar limits) reported quarterly.

• Specific approval is needed to exceed the pre-approved dollar limits for these services (see general Audit Committee approval policy below for details on obtaining specific approvals)

• Specific approval is needed to use the Fund’s auditors for tax services not denoted as pre-approved, or to add a specific service subcategory as “pre-approved”

SECTION III - POLICY DETAIL, CONTINUED

SERVICE CATEGORY	SERVICE CATEGORY DESCRIPTION	SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
IV. OTHER SERVICES	Services which are not prohibited by the Rule,	• Business Risk Management support • Other control and regulatory compliance projects

A. SYNERGISTIC, UNIQUE QUALIFICATIONS

if an officer of the Fund determines that using the Fund’s auditor to provide these services creates significant synergy in the form of efficiency, minimized disruption, the ability to maintain a desired level of confidentiality, or where the Fund’s auditors posses unique or superior qualifications to provide these services, resulting in superior value and results for the Fund.

AUDIT COMMITTEE APPROVAL POLICY	AUDIT COMMITTEE REPORTING POLICY

• “One-time” pre-approval for the fund fiscal year within a specified dollar limit	• A summary of all such services and related fees (including comparison to specified dollar limits) reported quarterly.

• Specific approval is needed to exceed the pre-approved dollar limits for these services (see general Audit Committee approval policy below for details on obtaining specific approvals)

•

Specific approval is needed to use the Fund’s auditors for “Synergistic” or “Unique Qualifications” Other Services not denoted as pre-approved to the left, or to add a specific service subcategory as “pre-approved”

SECTION III - POLICY DETAIL, CONTINUED

SERVICE CATEGORY	SERVICE CATEGORY DESCRIPTION	SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
PROHIBITED SERVICES	Services which result in the auditors losing independence status under the Rule.

1. Bookkeeping or other services related to the accounting records or financial statements of the audit client*

2. Financial information systems design and implementation*

3. Appraisal or valuation services, fairness* opinions, or contribution-in-kind reports

4. Actuarial services (i.e., setting actuarial reserves versus actuarial audit work)*

5. Internal audit outsourcing services*

6. Management functions or human resources

7. Broker or dealer, investment advisor, or investment banking services

8. Legal services and expert services unrelated to the audit

9. Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible

AUDIT COMMITTEE APPROVAL POLICY	AUDIT COMMITTEE REPORTING POLICY

•

These services are not to be performed with the exception of the(*) services that may be permitted if they would not be subject to audit procedures at the audit client (as defined in rule 2-01(f)(4)) level the firm providing the service.

• A summary of all services and related fees reported at each regularly scheduled Audit Committee meeting will serve as continual confirmation that has not provided any restricted services.

GENERAL AUDIT COMMITTEE APPROVAL POLICY:

•	For all projects, the officers of the Funds and the Fund’s auditors will each make an assessment to determine that any proposed projects will not impair independence.

•

Potential services will be classified into the four non-restricted service categories and the “Approval of Audit, Audit-Related, Tax and Other Services” Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

•	At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

Non-Audit Services

N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountants engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrants accountant for services rendered to the registrant, and rendered to the registrants investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

N/A

(h) Disclose whether the registrants audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrants investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

The Fund’s audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre- approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

N/A

(i) A registrant identified by the Commission pursuant to Section 104(i)(2)(A) of the Sarbanes-Oxley Act of 2002 (15 U.S.C. 7214(i)(2)(A)), as having retained, for the preparation of the audit report on its financial statements included in the Form NCSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board has determined it is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction must electronically submit to the Commission on a supplemental basis documentation that establishes that the registrant is not owned or controlled by a governmental entity in the foreign jurisdiction. The registrant must submit this documentation on or before the due date for this form. A registrant that is owned or controlled by a foreign governmental entity is not required to submit such documentation.

N/A

(j) A registrant that is a foreign issuer, as defined in 17 CFR 240.3b-4, identified by the Commission pursuant to Section 104(i)(2)(A) of the Sarbanes-Oxley Act of 2002 (15 U.S.C. 7214(i)(2)(A)), as having retained, for the preparation of the audit report on its financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board has determined it is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction, for each year in which the registrant is so identified, must provide the below disclosures. Also, any such identified foreign issuer that uses a variable-interest entity or any similar structure that results in additional foreign entities being consolidated in the financial statements of the registrant is required to provide the below disclosures for itself and its consolidated foreign operating entity or entities. A registrant must disclose:

(1) That, for the immediately preceding annual financial statement period, a registered public accounting firm that the PCAOB was unable to inspect or investigate completely, because of a position taken by an authority in the foreign jurisdiction, issued an audit report for the registrant;

N/A

(2) The percentage of shares of the registrant owned by governmental entities in the foreign jurisdiction in which the registrant is incorporated or otherwise organized;

N/A

(3) Whether governmental entities in the applicable foreign jurisdiction with respect to that registered public accounting firm have a controlling financial interest with respect to the registrant; N/A

(4) The name of each official of the Chinese Communist Party who is a member of the board of directors of the registrant or the operating entity with respect to the registrant;

N/A

(5) Whether the articles of incorporation of the registrant (or equivalent organizing document) contains any charter of the Chinese Communist Party, including the text of any such charter.

N/A

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

ITEM 6. SCHEDULE OF INVESTMENTS.

File Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.1212 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item 7 of this Form.

Included in Item 7

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Victory Pioneer Balanced Fund
Semi-Annual: Full Financials
January 31, 2026

visit us: vcm.com

Victory Pioneer Balanced Fund | Semi-Annual | 1/31/261

Schedule of Investments  |  1/31/26
(unaudited)
Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS — 102.4%
	Senior Secured Floating Rate Loan Interests — 0.1% of Net Assets*(a)
	Cruise Lines — 0.0%†
34,563	LC Ahab US Bidco LLC, Second Amendment Incremental Term Loan, 6.672% (Term SOFR + 300 bps), 5/1/31	$ 34,692
	Total Cruise Lines	$34,692

	REITS-Storage — 0.1%
161,589	Iron Mountain Information Management LLC, Amendment No.1 Incremental Term B Loan, 5.672% (Term SOFR + 200 bps), 1/31/31	$ 160,108
	Total REITS-Storage	$160,108

	Total Senior Secured Floating Rate Loan Interests (Cost $195,369)	$194,800

Shares
	Common Stocks — 65.4% of Net Assets
	Automobiles — 0.4%
59,481	Honda Motor Co., Ltd. (A.D.R.)	$ 1,804,059
	Total Automobiles	$1,804,059

	Banks — 4.2%
120,565	Bank of America Corp.	$ 6,414,058
104,036	Citizens Financial Group, Inc.	6,552,187
324,866	Huntington Bancshares, Inc.	5,678,658
	Total Banks	$18,644,903

	Biotechnology — 2.8%
30,337	AbbVie, Inc.	$ 6,765,454
11,700(b)	Vertex Pharmaceuticals, Inc.	5,497,830
	Total Biotechnology	$12,263,284

	Broadline Retail — 5.1%
73,949(b)	Amazon.com, Inc.	$ 17,695,996
55,577	eBay, Inc.	5,069,734
	Total Broadline Retail	$22,765,730

	Building Products — 1.1%
40,393	Johnson Controls International Plc	$ 4,817,269
	Total Building Products	$4,817,269

The accompanying notes are an integral part of these financial statements.
2Victory Pioneer Balanced Fund | Semi-Annual | 1/31/26

Shares		Value
	Capital Markets — 2.5%
27,529	Morgan Stanley	$ 5,032,301
45,592	State Street Corp.	5,966,169
	Total Capital Markets	$10,998,470

	Communications Equipment — 3.0%
122,271	Cisco Systems, Inc.	$ 9,576,265
9,219	Motorola Solutions, Inc.	3,711,016
	Total Communications Equipment	$13,287,281

	Construction Materials — 0.8%
27,414	CRH Plc	$ 3,355,748
	Total Construction Materials	$3,355,748

	Consumer Finance — 0.7%
14,061	Capital One Financial Corp.	$ 3,078,375
	Total Consumer Finance	$3,078,375

	Consumer Staples Distribution & Retail — 0.8%
39,130(b)	BJ’s Wholesale Club Holdings, Inc.	$ 3,617,177
	Total Consumer Staples Distribution & Retail	$3,617,177

	Electric Utilities — 0.8%
49,840	Eversource Energy	$ 3,445,439
	Total Electric Utilities	$3,445,439

	Electrical Equipment — 2.9%
28,204	Emerson Electric Co.	$ 4,144,860
9,081	Rockwell Automation, Inc.	3,829,004
27,381	Vertiv Holdings Co., Class A	5,097,794
	Total Electrical Equipment	$13,071,658

	Electronic Equipment, Instruments & Components — 1.2%
23,959(b)	Keysight Technologies, Inc.	$ 5,183,051
	Total Electronic Equipment, Instruments & Components	$5,183,051

	Food Products — 1.8%
118,659	Glanbia Plc	$ 2,282,789
101,165	Mondelez International, Inc., Class A	5,915,118
	Total Food Products	$8,197,907

	Health Care Equipment & Supplies — 0.9%
7,911(b)	Intuitive Surgical, Inc.	$ 3,988,884
	Total Health Care Equipment & Supplies	$3,988,884

The accompanying notes are an integral part of these financial statements.
Victory Pioneer Balanced Fund | Semi-Annual | 1/31/263

Schedule of Investments  |  1/31/26
(unaudited) (continued)
Shares		Value
	Health Care Providers & Services — 1.5%
31,839	Cardinal Health, Inc.	$ 6,841,564
	Total Health Care Providers & Services	$6,841,564

	Insurance — 1.0%
13,947	Chubb, Ltd.	$ 4,317,433
	Total Insurance	$4,317,433

	Interactive Media & Services — 8.3%
108,916	Alphabet, Inc., Class A	$ 36,813,608
	Total Interactive Media & Services	$36,813,608

	IT Services — 1.6%
23,093	International Business Machines Corp.	$ 7,082,623
	Total IT Services	$7,082,623

	Machinery — 0.6%
5,322	Deere & Co.	$ 2,810,016
	Total Machinery	$2,810,016

	Metals & Mining — 1.5%
9,273	Reliance, Inc.	$ 3,055,454
64,241	Teck Resources, Ltd., Class B	3,453,596
	Total Metals & Mining	$6,509,050

	Office REITs — 0.6%
62,143	SL Green Realty Corp.	$ 2,782,764
	Total Office REITs	$2,782,764

	Oil, Gas & Consumable Fuels — 1.9%
27,454	Phillips 66	$ 3,941,296
56,108	Shell Plc (A.D.R.)	4,322,000
	Total Oil, Gas & Consumable Fuels	$8,263,296

	Pharmaceuticals — 2.5%
56,150	Bristol-Myers Squibb Co.	$ 3,091,057
7,552	Eli Lilly & Co.	7,832,557
	Total Pharmaceuticals	$10,923,614

	Semiconductors & Semiconductor Equipment — 5.1%
19,201	Applied Materials, Inc.	$ 6,188,866
107,242(b)	Intel Corp.	4,983,536
27,621	Marvell Technology, Inc.	2,179,849
21,097	QUALCOMM, Inc.	3,198,094
27,579	Texas Instruments, Inc.	5,944,654
	Total Semiconductors & Semiconductor Equipment	$22,494,999

The accompanying notes are an integral part of these financial statements.
4Victory Pioneer Balanced Fund | Semi-Annual | 1/31/26

Shares		Value
	Software — 3.6%
37,509	Microsoft Corp.	$ 16,139,748
	Total Software	$16,139,748

	Specialized REITs — 0.7%
18,685	Digital Realty Trust, Inc.	$ 3,100,776
	Total Specialized REITs	$3,100,776

	Specialty Retail — 2.8%
47,736	TJX Cos., Inc.	$ 7,151,330
7,858(b)	Ulta Beauty, Inc.	5,086,955
	Total Specialty Retail	$12,238,285

	Technology Hardware, Storage & Peripherals — 2.5%
22,129	NetApp, Inc.	$ 2,132,129
35,887(b)	Pure Storage, Inc., Class A	2,495,582
2,295	Samsung Electronics Co., Ltd. (G.D.R.)	6,320,430
	Total Technology Hardware, Storage & Peripherals	$10,948,141

	Trading Companies & Distributors — 2.2%
23,466	Ferguson Enterprises, Inc.	$ 5,924,226
4,635	United Rentals, Inc.	3,624,848
	Total Trading Companies & Distributors	$9,549,074

	Total Common Stocks (Cost $177,786,685)	$289,334,226

Principal Amount USD ($)
	Asset Backed Securities — 3.3% of Net Assets
32,145	Accelerated LLC, Series 2021-1H, Class C, 2.35%, 10/20/40 (144A)	$ 30,263
131,371	ACHM Trust, Series 2024-HE2, Class A, 5.35%, 10/25/39 (144A)	132,960
10,540	ACM Auto Trust, Series 2024-2A, Class A, 6.06%, 2/20/29 (144A)	10,547
318	Affirm Asset Securitization Trust, Series 2024-X2, Class A, 5.22%, 12/17/29 (144A)	319
100,000	American Credit Acceptance Receivables Trust, Series 2024-3, Class D, 6.04%, 7/12/30 (144A)	101,928
170,000	American Credit Acceptance Receivables Trust, Series 2025-2, Class D, 5.50%, 7/14/31 (144A)	172,567
100,000	American Credit Acceptance Receivables Trust, Series 2025-4, Class D, 5.25%, 9/12/31 (144A)	100,564
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Balanced Fund | Semi-Annual | 1/31/265

Schedule of Investments  |  1/31/26
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
300,000	Amur Equipment Finance Receivables XI LLC, Series 2022-2A, Class D, 7.25%, 5/21/29 (144A)	$ 303,645
100,000	Amur Equipment Finance Receivables XII LLC, Series 2023-1A, Class C, 6.36%, 12/20/29 (144A)	102,691
230,000	Amur Equipment Finance Receivables XIV LLC, Series 2024-2A, Class D, 5.97%, 10/20/31 (144A)	234,995
100,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-6A, Class D, 7.37%, 12/20/29 (144A)	103,241
120,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-8A, Class D, 7.52%, 2/20/30 (144A)	124,079
100,000	Avis Budget Rental Car Funding AESOP LLC, Series 2024-1A, Class B, 5.85%, 6/20/30 (144A)	103,712
120,000	Avis Budget Rental Car Funding AESOP LLC, Series 2024-1A, Class C, 6.48%, 6/20/30 (144A)	124,602
156,313	Blackbird Capital II Aircraft Lease, Ltd., Series 2021-1A, Class A, 2.443%, 7/15/46 (144A)	149,408
250,000(a)	Carlyle US CLO, Ltd., Series 2019-4A, Class CR, 6.872% (3 Month Term SOFR + 320 bps), 4/15/35 (144A)	250,172
97,894(c)	Cascade MH Asset Trust, Series 2019-MH1, Class A, 4.00%, 11/25/44 (144A)	94,707
150,000	Cascade MH Asset Trust, Series 2021-MH1, Class M1, 2.992%, 2/25/46 (144A)	119,097
130,000(c)	CFMT LLC, Series 2022-HB9, Class M3, 3.25%, 9/25/37 (144A)	124,629
92,446(c)	CFMT LLC, Series 2024-HB13, Class A, 3.00%, 5/25/34 (144A)	91,446
100,000(c)	CFMT LLC, Series 2024-HB13, Class M2, 3.00%, 5/25/34 (144A)	96,852
196,760	Continental Finance Credit Card ABS Master Trust, Series 2022-A, Class A, 6.19%, 10/15/30 (144A)	197,398
100,000	Continental Finance Credit Card ABS Master Trust, Series 2024-A, Class A, 5.78%, 12/15/32 (144A)	101,190
89,662(d)	COOPR Residential Mortgage Trust, Series 2025-CES1, Class A1A, 5.654%, 5/25/60 (144A)	90,862
8,798	CoreVest American Finance Trust, Series 2020-3, Class A, 1.358%, 8/15/53 (144A)	8,727
138,182	Crockett Partners Equipment Co. IIA LLC, Series 2024-1C, Class A, 6.05%, 1/20/31 (144A)	140,837
100,000	DataBank Issuer, Series 2021-1A, Class B, 2.65%, 2/27/51 (144A)	99,761
170,000	DataBank Issuer, Series 2024-1A, Class A2, 5.30%, 1/26/54 (144A)	169,296
100,000	Dell Equipment Finance Trust, Series 2024-1, Class D, 6.12%, 9/23/30 (144A)	101,377
The accompanying notes are an integral part of these financial statements.
6Victory Pioneer Balanced Fund | Semi-Annual | 1/31/26

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
400,000	Drive Auto Receivables Trust, Series 2025-1, Class D, 5.41%, 9/15/32	$ 404,366
400,000	Exeter Automobile Receivables Trust, Series 2023-5A, Class D, 7.13%, 2/15/30	412,527
230,000	Exeter Automobile Receivables Trust, Series 2024-3A, Class D, 5.98%, 9/16/30	236,636
780,000	Exeter Automobile Receivables Trust, Series 2024-4A, Class D, 5.81%, 12/16/30	800,554
190,000	Exeter Automobile Receivables Trust, Series 2024-5A, Class D, 5.06%, 2/18/31	191,380
390,000	Exeter Automobile Receivables Trust, Series 2025-3A, Class D, 5.57%, 10/15/31	397,882
324,388(c)	FIGRE Trust, Series 2024-HE3, Class A, 5.937%, 7/25/54 (144A)	331,728
519,521(c)	FIGRE Trust, Series 2024-HE6, Class A, 5.724%, 12/25/54 (144A)	527,501
259,307(c)	FIGRE Trust, Series 2025-HE1, Class A, 5.829%, 1/25/55 (144A)	263,725
121,663(c)	FIGRE Trust, Series 2025-HE2, Class A, 5.775%, 3/25/55 (144A)	123,674
404,697(c)	FIGRE Trust, Series 2025-HE5, Class A, 5.285%, 8/25/55 (144A)	409,243
143,632(c)	FIGRE Trust, Series 2025-HE8, Class A, 5.206%, 11/25/55 (144A)	144,901
19,062	Foundation Finance Trust, Series 2021-1A, Class A, 1.27%, 5/15/41 (144A)	18,201
160,000	GLS Auto Receivables Issuer Trust, Series 2023-4A, Class D, 7.18%, 8/15/29 (144A)	165,399
160,000	GLS Auto Receivables Issuer Trust, Series 2024-2A, Class D, 6.19%, 2/15/30 (144A)	164,235
530,000	GLS Auto Receivables Issuer Trust, Series 2024-3A, Class D, 5.53%, 2/18/31 (144A)	537,748
100,000	GLS Auto Receivables Issuer Trust, Series 2025-2A, Class D, 5.59%, 1/15/31 (144A)	101,631
100,000	GLS Auto Select Receivables Trust, Series 2024-4A, Class D, 5.28%, 10/15/31 (144A)	101,012
241,597(d)	GS Mortgage Backed Securities Trust, Series 2025-CES1, Class A1A, 5.568%, 5/25/55 (144A)	244,194
95,950(a)	GS Mortgage-Backed Securities Trust, Series 2025-HE1, Class A1, 5.247% (SOFR30A + 155 bps), 10/25/55 (144A)	96,474
195,544(c)	GS Mortgage-Backed Securities Trust, Series 2025-SL1, Class A1, 5.847%, 11/25/67 (144A)	197,975
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Balanced Fund | Semi-Annual | 1/31/267

Schedule of Investments  |  1/31/26
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
100,000	Hertz Vehicle Financing III LLC, Series 2024-1A, Class C, 6.70%, 1/25/29 (144A)	$ 102,505
110,000	Hertz Vehicle Financing III LLC, Series 2024-2A, Class C, 6.70%, 1/27/31 (144A)	114,041
114,327	Home Partners of America Trust, Series 2019-1, Class D, 3.406%, 9/17/39 (144A)	112,190
164,853	Home Partners of America Trust, Series 2019-2, Class E, 3.32%, 10/19/39 (144A)	160,162
100,000	HPEFS Equipment Trust, Series 2024-2A, Class D, 5.82%, 4/20/32 (144A)	101,892
250,000	Libra Solutions LLC, Series 2024-1A, Class A, 5.88%, 9/30/38 (144A)	249,985
240,000	Merchants Fleet Funding LLC, Series 2024-1A, Class C, 6.18%, 4/20/37 (144A)	243,192
220,000	Merchants Fleet Funding LLC, Series 2024-1A, Class D, 6.85%, 4/20/37 (144A)	223,632
110,000	Merchants Fleet Funding LLC, Series 2025-1A, Class A, 4.49%, 1/20/39 (144A)	110,728
230,000	Mission Lane Credit Card Master Trust, Series 2024-B, Class A, 5.88%, 1/15/30 (144A)	231,257
150,000	Mission Lane Credit Card Master Trust, Series 2024-B, Class B, 6.32%, 1/15/30 (144A)	151,016
27,928	Mosaic Solar Loan Trust, Series 2019-2A, Class A, 2.88%, 9/20/40 (144A)	24,820
62,897	Mosaic Solar Loan Trust, Series 2020-1A, Class A, 2.10%, 4/20/46 (144A)	55,661
150,000	Nelnet Student Loan Trust, Series 2021-A, Class B1, 2.85%, 4/20/62 (144A)	135,677
100,000	NMEF Funding LLC, Series 2022-B, Class C, 8.54%, 6/15/29 (144A)	101,783
230,000	NMEF Funding LLC, Series 2024-A, Class C, 6.33%, 12/15/31 (144A)	235,707
45,377	Pagaya AI Debt Grantor Trust, Series 2024-10, Class A, 5.183%, 6/15/32 (144A)	45,586
140,000	Prestige Auto Receivables Trust, Series 2024-2A, Class D, 5.15%, 7/15/30 (144A)	139,578
120,000	Prestige Auto Receivables Trust, Series 2025-1A, Class D, 6.02%, 7/15/31 (144A)	117,899
126,040(d)	RCKT Mortgage Trust, Series 2025-CES5, Class A1A, 5.687%, 5/25/55 (144A)	127,855
120,000	Reach Abs Trust, Series 2026-1A, Class A, 4.32%, 2/15/33 (144A)	119,989
The accompanying notes are an integral part of these financial statements.
8Victory Pioneer Balanced Fund | Semi-Annual | 1/31/26

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
118,281(a)	ReadyCap Lending Small Business Loan Trust, Series 2023-3, Class A, 6.82% (PRIME + 7 bps), 4/25/48 (144A)	$ 120,023
130,000	Regional Management Issuance Trust, Series 2024-2, Class A, 5.11%, 12/15/33 (144A)	130,909
155,344	Santander Bank Auto Credit-Linked Notes, Series 2024-A, Class E, 7.762%, 6/15/32 (144A)	157,960
160,000	Santander Drive Auto Receivables Trust, Series 2024-2, Class D, 6.28%, 8/15/31	165,269
390,000	Santander Drive Auto Receivables Trust, Series 2024-4, Class D, 5.32%, 12/15/31	396,002
100,000	SCF Equipment Leasing LLC, Series 2024-1A, Class D, 6.58%, 6/21/33 (144A)	104,810
100,000	SCF Equipment Leasing LLC, Series 2025-2A, Class D, 5.33%, 6/20/36 (144A)	100,502
34,240	SpringCastle America Funding LLC, Series 2020-AA, Class A, 1.97%, 9/25/37 (144A)	32,367
100,000(e)	Tricolor Auto Securitization Trust, Series 2024-2A, Class C, 6.93%, 4/17/28 (144A)	63,850
100,000(e)+	Tricolor Auto Securitization Trust, Series 2024-3A, Class C, 5.73%, 12/15/28 (144A)	35,000
120,000	Tricon American Homes Trust, Series 2020-SFR2, Class E1, 2.73%, 11/17/39 (144A)	114,237
100,000	Veros Auto Receivables Trust, Series 2026-1, Class A, 4.53%, 8/15/28 (144A)	100,015
105,000	VFI ABS LLC, Series 2023-1A, Class C, 9.26%, 12/24/29 (144A)	106,504
198,221(d)	Vista Point Securitization Trust, Series 2024-CES1, Class A1, 6.676%, 5/25/54 (144A)	200,687
100,000	VStrong Auto Receivables Trust, Series 2023-A, Class D, 9.31%, 2/15/30 (144A)	109,413
32,513	Westgate Resorts LLC, Series 2022-1A, Class C, 2.488%, 8/20/36 (144A)	32,277
280,000	Westlake Automobile Receivables Trust, Series 2024-2A, Class D, 5.91%, 4/15/30 (144A)	287,212
	Total Asset Backed Securities (Cost $14,464,718)	$14,515,050

	Collateralized Mortgage Obligations—2.3% of Net Assets
425,000(c)	BINOM Securitization Trust, Series 2022-RPL1, Class M2, 3.00%, 2/25/61 (144A)	$ 332,893
100,000(c)	Bunker Hill Loan Depositary Trust, Series 2020-1, Class A3, 3.253%, 2/25/55 (144A)	97,751
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Balanced Fund | Semi-Annual | 1/31/269

Schedule of Investments  |  1/31/26
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
100,000(c)	CFMT LLC, Series 2024-HB14, Class M1, 3.00%, 6/25/34 (144A)	$ 97,411
100,000(c)	CFMT LLC, Series 2024-HB14, Class M2, 3.00%, 6/25/34 (144A)	96,846
100,000(c)	CFMT LLC, Series 2024-HB15, Class M2, 4.00%, 8/25/34 (144A)	97,918
500,000(c)	Citigroup Mortgage Loan Trust, Series 2018-RP3, Class M3, 3.25%, 3/25/61 (144A)	439,539
149,324(a)	Connecticut Avenue Securities Trust, Series 2022-R02, Class 2M2, 6.697% (SOFR30A + 300 bps), 1/25/42 (144A)	151,808
100,000(a)	Connecticut Avenue Securities Trust, Series 2024-R03, Class 2M2, 5.647% (SOFR30A + 195 bps), 3/25/44 (144A)	101,061
100,000(a)	Connecticut Avenue Securities Trust, Series 2024-R05, Class 2M2, 5.397% (SOFR30A + 170 bps), 7/25/44 (144A)	100,383
210,000(a)	Eagle Re, Ltd., Series 2023-1, Class M1B, 7.647% (SOFR30A + 395 bps), 9/26/33 (144A)	215,458
4,490(a)	Federal Home Loan Mortgage Corp. Multifamily Structured Credit Risk, Series 2021-MN1, Class M1, 5.697% (SOFR30A + 200 bps), 1/25/51 (144A)	4,481
550,000(a)	Federal Home Loan Mortgage Corp. Multifamily Structured Credit Risk, Series 2021-MN3, Class M2, 7.697% (SOFR30A + 400 bps), 11/25/51 (144A)	569,550
9,705(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3868, Class FA, 4.222% (SOFR30A + 51 bps), 5/15/41	9,641
78,454(a)(f)	Federal Home Loan Mortgage Corp. REMICs, Series 4091, Class SH, 2.728% (SOFR30A + 644 bps), 8/15/42	12,018
187,686(f)	Federal Home Loan Mortgage Corp. REMICs, Series 4791, Class IO, 3.00%, 5/15/48	31,124
86,938(f)	Federal Home Loan Mortgage Corp. REMICs, Series 4988, Class IL, 3.00%, 6/25/50	16,020
64,964(f)	Federal Home Loan Mortgage Corp. REMICs, Series 4999, Class QI, 4.00%, 5/25/50	12,684
83,577(f)	Federal Home Loan Mortgage Corp. REMICs, Series 5067, Class GI, 4.00%, 12/25/50	17,489
163,184(f)	Federal Home Loan Mortgage Corp. REMICs, Series 5141, Class IJ, 2.50%, 4/25/51	18,632
The accompanying notes are an integral part of these financial statements.
10Victory Pioneer Balanced Fund | Semi-Annual | 1/31/26

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
395,226	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Series 2018-4, Class M, 4.75%, 3/25/58 (144A)	$ 384,966
485,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2021-HQA3, Class B1, 7.047% (SOFR30A + 335 bps), 9/25/41 (144A)	491,819
400,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2021-HQA3, Class M2, 5.797% (SOFR30A + 210 bps), 9/25/41 (144A)	402,729
127,400(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2024-DNA3, Class A1, 4.747% (SOFR30A + 105 bps), 10/25/44 (144A)	127,598
570,372(f)	Federal National Mortgage Association Interest Strip, Series 437, Class C11, 3.00%, 7/25/52	100,147
9,487(a)	Federal National Mortgage Association REMICs, Series 2006-104, Class GF, 4.132% (SOFR30A + 43 bps), 11/25/36	9,423
12,242(a)	Federal National Mortgage Association REMICs, Series 2006-23, Class FP, 4.112% (SOFR30A + 41 bps), 4/25/36	12,137
5,175(a)	Federal National Mortgage Association REMICs, Series 2007-93, Class FD, 4.362% (SOFR30A + 66 bps), 9/25/37	5,172
33,448(a)	Federal National Mortgage Association REMICs, Series 2011-63, Class FG, 4.262% (SOFR30A + 56 bps), 7/25/41	33,282
54,032(f)	Federal National Mortgage Association REMICs, Series 2020-83, Class EI, 4.00%, 11/25/50	11,323
282,445(f)	Federal National Mortgage Association REMICs, Series 2021-1, Class CI, 3.00%, 11/25/50	46,895
110,094(f)	Federal National Mortgage Association REMICs, Series 2021-44, Class NI, 3.00%, 7/25/51	20,960
59,448(f)	Federal National Mortgage Association REMICs, Series 2021-78, Class CI, 4.50%, 11/25/51	13,563
237,305(f)	Government National Mortgage Association, Series 2019-159, Class CI, 3.50%, 12/20/49	38,879
297,337(f)	Government National Mortgage Association, Series 2020-34, Class IO, 5.00%, 12/20/39	57,353
197,246(a)(f)	Government National Mortgage Association, Series 2020-9, Class SA, 6.919% (1 Month Term SOFR + 324 bps), 1/20/50	1,668
67,081(f)	Government National Mortgage Association, Series 2021-146, Class QI, 3.00%, 8/20/51	11,033
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Balanced Fund | Semi-Annual | 1/31/2611

Schedule of Investments  |  1/31/26
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
200,803(f)	Government National Mortgage Association, Series 2023-70, Class IO, 4.00%, 6/20/50	$ 41,140
160,000(c)	GS Mortgage-Backed Securities Corp. Trust, Series 2022-PJ4, Class A33, 3.00%, 9/25/52 (144A)	117,661
257,714(c)	GS Mortgage-Backed Securities Trust, Series 2022-PJ1, Class A4, 2.50%, 5/28/52 (144A)	215,030
100,000(c)	Imperial Fund Mortgage Trust, Series 2021-NQM2, Class B1, 3.295%, 9/25/56 (144A)	75,962
100,000(c)	Imperial Fund Mortgage Trust, Series 2021-NQM2, Class M1, 2.489%, 9/25/56 (144A)	74,027
195,587	IMS Ecuadorian Mortgage Trust, Series 2021-1, Class GA, 3.40%, 8/18/43 (144A)	189,841
265,800(c)	JP Morgan Mortgage Trust, Series 2021-7, Class B2, 2.793%, 11/25/51 (144A)	218,751
114,661(c)	JP Morgan Mortgage Trust, Series 2021-INV1, Class B1, 2.968%, 10/25/51 (144A)	97,577
800,000(c)	JP Morgan Mortgage Trust, Series 2022-2, Class A5A, 2.50%, 8/25/52 (144A)	547,242
210,000(c)	JP Morgan Mortgage Trust, Series 2022-4, Class A5, 3.00%, 10/25/52 (144A)	154,682
633,635(c)	JP Morgan Mortgage Trust, Series 2022-8, Class B2, 4.673%, 1/25/53 (144A)	588,090
250,000(c)	JP Morgan Mortgage Trust, Series 2022-LTV1, Class M1, 3.514%, 7/25/52 (144A)	166,420
290,477(c)	Mello Mortgage Capital Acceptance, Series 2021-INV2, Class A15, 2.50%, 8/25/51 (144A)	242,541
300,000(c)	Mello Mortgage Capital Acceptance, Series 2021-INV2, Class A5, 2.50%, 8/25/51 (144A)	205,428
18,029(c)	MFA Trust, Series 2020-NQM1, Class A3, 3.30%, 8/25/49 (144A)	17,525
140,000(c)	Onity Loan Investment Trust, Series 2024-HB2, Class M2, 5.00%, 8/25/37 (144A)	138,764
523,571(c)	PRMI Securitization Trust, Series 2021-1, Class B1, 2.476%, 4/25/51 (144A)	429,706
236,185(c)	Provident Funding Mortgage Trust, Series 2021-2, Class A9, 2.25%, 4/25/51 (144A)	194,114
34,560(a)	Radnor Re, Ltd., Series 2023-1, Class M1A, 6.397% (SOFR30A + 270 bps), 7/25/33 (144A)	34,688
271,619(c)	RCKT Mortgage Trust, Series 2021-3, Class A25, 2.50%, 7/25/51 (144A)	226,632
385,000(c)	RCKT Mortgage Trust, Series 2022-3, Class A17, 3.00%, 5/25/52 (144A)	281,825
The accompanying notes are an integral part of these financial statements.
12Victory Pioneer Balanced Fund | Semi-Annual | 1/31/26

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
28,555(c)	RMF Proprietary Issuance Trust, Series 2019-1, Class A, 2.75%, 10/25/63 (144A)	$ 27,433
150,000(c)	Sequoia Mortgage Trust, Series 2022-1, Class A7, 2.50%, 2/25/52 (144A)	102,956
140,000(a)	Towd Point Mortgage Trust, Series 2019-HY1, Class B2, 5.937% (1 Month Term SOFR + 226 bps), 10/25/48 (144A)	144,834
95,478(a)	Triangle Re, Ltd., Series 2023-1, Class M1A, 7.097% (SOFR30A + 340 bps), 11/25/33 (144A)	96,280
400,000(c)	UWM Mortgage Trust, Series 2021-INV1, Class A5, 2.50%, 8/25/51 (144A)	275,158
675,000(c)	UWM Mortgage Trust, Series 2021-INV2, Class A5, 2.50%, 9/25/51 (144A)	463,066
3,010(c)	Visio Trust, Series 2019-2, Class A1, 2.722%, 11/25/54 (144A)	2,997
340,083(c)	Wells Fargo Mortgage Backed Securities Trust, Series 2020-5, Class B2, 2.906%, 9/25/50 (144A)	301,682
100,000(c)	Wells Fargo Mortgage Backed Securities Trust, Series 2022-2, Class A5, 3.00%, 12/25/51 (144A)	72,522
335,000(c)	Wells Fargo Mortgage Backed Securities Trust, Series 2022-2, Class A6, 2.50%, 12/25/51 (144A)	224,909
	Total Collateralized Mortgage Obligations (Cost $10,969,382)	$10,161,137

	Commercial Mortgage-Backed Securities—1.2% of Net Assets
240,000(a)	Arbor Realty Collateralized Loan Obligation, Ltd., Series 2025-BTR1, Class AS, 6.31% (1 Month Term SOFR + 264 bps), 1/20/41 (144A)	$ 241,665
250,000(a)	Arbor Realty Commercial Real Estate Notes, Ltd., Series 2022-FL1, Class C, 6.007% (SOFR30A + 230 bps), 1/15/37 (144A)	250,313
300,000	Benchmark Mortgage Trust, Series 2018-B8, Class A4, 3.963%, 1/15/52	298,115
200,000(c)	Benchmark Mortgage Trust, Series 2022-B34, Class AM, 3.824%, 4/15/55	181,781
160,000(a)	BSPRT Issuer, Ltd., Series 2022-FL8, Class C, 6.007% (SOFR30A + 230 bps), 2/15/37 (144A)	159,999
203,796	Citigroup Commercial Mortgage Trust, Series 2018-C5, Class A3, 3.963%, 6/10/51	202,441
350,000(a)	COMM Mortgage Trust, Series 2024-WCL1, Class A, 5.521% (1 Month Term SOFR + 184 bps), 6/15/41 (144A)	349,891
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Balanced Fund | Semi-Annual | 1/31/2613

Schedule of Investments  |  1/31/26
(unaudited) (continued)
Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
310,000(a)	Dwight Issuer LLC, Series 2025-FL1, Class A, 5.337% (1 Month Term SOFR + 166 bps), 6/18/42 (144A)	$ 311,252
100,000(c)	FREMF Mortgage Trust, Series 2017-KW03, Class B, 4.075%, 7/25/27 (144A)	97,549
109,746(a)	FREMF Mortgage Trust, Series 2019-KF64, Class B, 6.201% (SOFR30A + 241 bps), 6/25/26 (144A)	109,131
105,511(a)	FREMF Mortgage Trust, Series 2019-KF66, Class B, 6.301% (SOFR30A + 251 bps), 7/25/29 (144A)	99,662
250,000(c)	FREMF Trust, Series 2018-KW04, Class B, 4.071%, 9/25/28 (144A)	232,787
240,000(a)	FS Rialto Issuer LLC, Series 2025-FL10, Class A, 5.06% (1 Month Term SOFR + 139 bps), 8/19/42 (144A)	240,000
714,120(c)(f)	Government National Mortgage Association, Series 2017-21, Class IO, 0.59%, 10/16/58	22,305
220,000(a)	HILT Commercial Mortgage Trust, Series 2024-ORL, Class A, 5.221% (1 Month Term SOFR + 154 bps), 5/15/37 (144A)	220,412
100,000(c)	HTL Commercial Mortgage Trust, Series 2024-T53, Class B, 6.555%, 5/10/39 (144A)	101,469
375,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT, Class AFX, 4.248%, 7/5/33 (144A)	358,609
250,000	JPMDB Commercial Mortgage Securities Trust, Series 2018-C8, Class A4, 4.211%, 6/15/51	249,998
2,450,000(c)(f)	JPMDB Commercial Mortgage Securities Trust, Series 2018-C8, Class XB, 0.118%, 6/15/51	7,813
216,503	Key Commercial Mortgage Securities Trust, Series 2019-S2, Class A3, 3.469%, 6/15/52 (144A)	208,689
300,000(c)	Morgan Stanley Capital I Trust, Series 2018-MP, Class A, 4.276%, 7/11/40 (144A)	279,023
125,000(c)	Soho Trust, Series 2021-SOHO, Class A, 2.697%, 8/10/38 (144A)	105,612
325,000(a)	STWD, Ltd., Series 2022-FL3, Class B, 5.657% (SOFR30A + 195 bps), 11/15/38 (144A)	325,109
183,947(c)	THPT Mortgage Trust, Series 2023-THL, Class A, 6.994%, 12/10/34 (144A)	187,543
146,132(c)	Velocity Commercial Capital Loan Trust, Series 2024-6, Class A, 5.81%, 12/25/54 (144A)	148,312
118,185(c)	Velocity Commercial Capital Loan Trust, Series 2025-1, Class A, 6.03%, 2/25/55 (144A)	120,619
140,000(c)	VRTX Trust, Series 2025-HQ, Class C, 5.922%, 8/5/42 (144A)	142,519
The accompanying notes are an integral part of these financial statements.
14Victory Pioneer Balanced Fund | Semi-Annual | 1/31/26

Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
140,000(c)	VRTX Trust, Series 2025-HQ, Class D, 6.596%, 8/5/42 (144A)	$ 144,137
2,687,331(c)(f)	Wells Fargo Commercial Mortgage Trust, Series 2016-LC24, Class XA, 1.576%, 10/15/49	11,840
	Total Commercial Mortgage-Backed Securities (Cost $5,626,450)	$5,408,595

	Corporate Bonds — 12.1% of Net Assets
	Airlines — 0.1%
97,944	Air Canada Pass-Through Trust, 3.30%, 1/15/30 (144A)	$ 93,333
55,000	Delta Air Lines, Inc./SkyMiles IP, Ltd., 4.75%, 10/20/28 (144A)	55,416
40,000(g)	United Airlines Holdings, Inc., 5.375%, 3/1/31	40,397
115,863	United Airlines Pass-Through Trust, 5.45%, 2/15/37	118,592
	Total Airlines	$307,738

	Auto Manufacturers — 1.1%
275,000	American Honda Finance Corp., 4.85%, 10/23/31	$ 280,122
345,000	American Honda Finance Corp., 5.05%, 7/10/31	354,445
305,000	American Honda Finance Corp., 5.10%, 1/8/36	303,805
395,000	BMW US Capital LLC, 5.40%, 3/21/35 (144A)	407,313
445,000	Cummins, Inc., 5.30%, 5/9/35	459,785
150,000	Daimler Truck Finance North America LLC, 4.15%, 1/12/29 (144A)	149,992
150,000	Daimler Truck Finance North America LLC, 4.65%, 10/12/30 (144A)	151,109
165,000	General Motors Financial Co., Inc., 3.10%, 1/12/32	151,137
90,000	General Motors Financial Co., Inc., 5.75%, 2/8/31	94,594
600,000	General Motors Financial Co., Inc., 5.90%, 1/7/35	624,829
440,000	General Motors Financial Co., Inc., 6.10%, 1/7/34	466,566
200,000	Hyundai Capital America, 5.30%, 1/8/30 (144A)	206,152
285,000	Hyundai Capital America, 5.80%, 4/1/30 (144A)	298,635
125,000	Hyundai Capital America, 6.20%, 9/21/30 (144A)	133,661
325,000	Mercedes-Benz Finance North America LLC, 4.85%, 1/11/29 (144A)	331,258
210,000	Volkswagen Group of America Finance LLC, 5.80%, 3/27/35 (144A)	217,220
	Total Auto Manufacturers	$4,630,623

The accompanying notes are an integral part of these financial statements.
Victory Pioneer Balanced Fund | Semi-Annual | 1/31/2615

Schedule of Investments  |  1/31/26
(unaudited) (continued)
Principal Amount USD ($)		Value
	Auto Parts & Equipment — 0.0%†
70,000	Qnity Electronics, Inc., 5.75%, 8/15/32 (144A)	$ 71,310
70,000	Qnity Electronics, Inc., 6.25%, 8/15/33 (144A)	72,247
	Total Auto Parts & Equipment	$143,557

	Banks — 3.6%
200,000	ABN AMRO Bank NV, 4.80%, 4/18/26 (144A)	$ 200,172
285,000(c)	Australia & New Zealand Banking Group, Ltd., 5.731% (5 Year CMT Index + 162 bps), 9/18/34 (144A)	295,325
600,000(c)	Banco Santander S.A., 3.225% (1 Year CMT Index + 160 bps), 11/22/32	551,000
200,000	Banco Santander S.A., 6.033%, 1/17/35	213,821
335,000(c)	Bank of America Corp., 2.572% (SOFR + 121 bps), 10/20/32	302,247
145,000(c)(g)	Bank of Nova Scotia, 4.813% (SOFR + 105 bps), 2/2/34	145,156
200,000	Banque Federative du Credit Mutuel S.A., 4.541%, 1/15/31 (144A)	199,538
225,000(c)	BNP Paribas S.A., 2.159% (SOFR + 122 bps), 9/15/29 (144A)	213,257
200,000(c)(h)	BNP Paribas S.A., 6.875% (5 Year CMT Index + 285 bps) (144A)	201,810
330,000(c)(h)	BNP Paribas S.A., 7.45% (5 Year CMT Index + 313 bps) (144A)	348,063
255,000(c)	Canadian Imperial Bank of Commerce, 4.631% (SOFR + 134 bps), 9/11/30	258,457
220,000(c)	Citigroup, Inc., 2.52% (SOFR + 118 bps), 11/3/32	196,996
40,000(c)	Citizens Financial Group, Inc., 5.253% (SOFR + 126 bps), 3/5/31	41,018
15,000(c)	Citizens Financial Group, Inc., 5.299% (5 Year CMT Index + 145 bps), 1/29/36	15,071
135,000(c)	Citizens Financial Group, Inc., 5.718% (SOFR + 191 bps), 7/23/32	141,394
135,000(c)	Citizens Financial Group, Inc., 5.841% (SOFR + 201 bps), 1/23/30	140,811
375,000(c)	Comerica Bank, 5.332% (SOFR + 261 bps), 8/25/33	378,723
285,000(c)	Credit Agricole S.A., 5.261% (SOFR + 143 bps), 1/12/37 (144A)	284,897
150,000(c)	Deutsche Bank AG, 4.469% (SOFR + 110 bps), 12/10/31	149,833
630,000	Federation des Caisses Desjardins du Quebec, 5.25%, 4/26/29 (144A)	649,987
210,000(c)	Goldman Sachs Group, Inc., 2.65% (SOFR + 126 bps), 10/21/32	189,773
The accompanying notes are an integral part of these financial statements.
16Victory Pioneer Balanced Fund | Semi-Annual | 1/31/26

Principal Amount USD ($)		Value
	Banks — (continued)
140,000(c)	Goldman Sachs Group, Inc., 4.223% (3 Month Term SOFR + 156 bps), 5/1/29	$ 140,332
305,000(c)	HSBC Holdings Plc, 2.206% (SOFR + 129 bps), 8/17/29	290,621
335,000(c)	HSBC Holdings Plc, 2.871% (SOFR + 141 bps), 11/22/32	304,355
215,000(c)	HSBC Holdings Plc, 5.286% (SOFR + 129 bps), 11/19/30	222,095
200,000(c)	HSBC Holdings Plc, 5.741% (SOFR + 196 bps), 9/10/36	205,431
200,000(c)	HSBC Holdings Plc, 6.161% (SOFR + 197 bps), 3/9/29	207,927
115,000(c)	Huntington Bancshares, Inc., 5.272% (SOFR + 128 bps), 1/15/31	118,337
385,000(c)(h)	ING Groep NV, 4.25% (5 Year CMT Index + 286 bps)	350,203
200,000(c)(h)	ING Groep NV, 7.00% (5 Year USD SOFR Swap Rate + 359 bps)	209,265
275,000(c)	JPMorgan Chase & Co., 2.545% (SOFR + 118 bps), 11/8/32	247,774
90,000(c)	JPMorgan Chase & Co., 4.586% (SOFR + 180 bps), 4/26/33	90,134
300,000(c)	JPMorgan Chase & Co., 5.04% (SOFR + 119 bps), 1/23/28	303,043
100,000(c)(g)	JPMorgan Chase & Co., 5.193% (SOFR + 130 bps), 2/5/37	99,591
215,000(c)	JPMorgan Chase & Co., 5.766% (SOFR + 149 bps), 4/22/35	227,662
135,000(c)	KeyCorp, 5.121% (SOFR + 123 bps), 4/4/31	138,316
200,000(c)	Mitsubishi UFJ Financial Group, Inc., 2.494% (1 Year CMT Index + 97 bps), 10/13/32	179,437
515,000(c)	Mizuho Financial Group, Inc., 5.422% (1 Year CMT Index + 98 bps), 5/13/36	531,498
175,000(c)	Morgan Stanley, 5.173% (SOFR + 145 bps), 1/16/30	179,671
70,000(c)	Morgan Stanley, 5.652% (SOFR + 101 bps), 4/13/28	71,320
180,000(c)	Morgan Stanley, 5.942% (5 Year CMT Index + 180 bps), 2/7/39	188,362
65,000(c)	Morgan Stanley, 5.948% (5 Year CMT Index + 243 bps), 1/19/38	67,990
210,000(c)	NatWest Group Plc, 6.475% (5 Year CMT Index + 220 bps), 6/1/34	221,075
585,000(c)(h)	Nordea Bank Abp, 3.75% (5 Year CMT Index + 260 bps) (144A)	554,194
85,000(c)	Northern Trust Corp., 5.117% (5 Year CMT Index + 105 bps), 11/19/40	84,578
25,000(c)	Old National Bancorp, 5.768% (3 Month Term SOFR + 220 bps), 2/15/36	25,141
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Balanced Fund | Semi-Annual | 1/31/2617

Schedule of Investments  |  1/31/26
(unaudited) (continued)
Principal Amount USD ($)		Value
	Banks — (continued)
65,000(c)	PNC Financial Services Group, Inc., 5.30% (SOFR + 134 bps), 1/21/28	$ 65,828
55,000(c)	PNC Financial Services Group, Inc., 5.423% (5 Year CMT Index + 117 bps), 1/25/41	54,949
195,000(c)	Santander Holdings USA, Inc., 2.49% (SOFR + 125 bps), 1/6/28	192,061
65,000(c)	Santander Holdings USA, Inc., 6.124% (SOFR + 123 bps), 5/31/27	65,379
410,000(c)	Societe Generale S.A., 6.10% (1 Year CMT Index + 160 bps), 4/13/33 (144A)	433,827
205,000(c)	Sumitomo Mitsui Financial Group, Inc., 4.494% (SOFR + 102 bps), 1/15/32	205,499
105,000(c)	Truist Financial Corp., 4.597% (SOFR + 97 bps), 1/27/32	105,268
60,000(c)	Truist Financial Corp., 5.435% (SOFR + 162 bps), 1/24/30	62,096
200,000(c)	Truist Financial Corp., 7.161% (SOFR + 245 bps), 10/30/29	215,369
385,000(c)	UBS Group AG, 2.746% (1 Year CMT Index + 110 bps), 2/11/33 (144A)	345,229
2,500,000(c)(h)	UBS Group AG, 4.875% (5 Year CMT Index + 340 bps) (144A)	2,490,883
230,000(c)	UniCredit S.p.A., 5.459% (5 Year CMT Index + 475 bps), 6/30/35 (144A)	234,693
200,000(c)	UniCredit S.p.A., 7.296% (5 Year USD Swap Rate + 491 bps), 4/2/34 (144A)	214,484
530,000(c)	US Bancorp, 2.491% (5 Year CMT Index + 95 bps), 11/3/36	464,004
80,000(c)	US Bancorp, 5.384% (SOFR + 156 bps), 1/23/30	82,798
100,000(c)	Wells Fargo & Co., 5.244% (SOFR + 111 bps), 1/24/31	103,316
	Total Banks	$15,711,384

	Biotechnology — 0.0%†
165,000	Amgen, Inc., 5.25%, 3/2/33	$ 170,750
	Total Biotechnology	$170,750

	Building Materials — 0.1%
200,000	CRH SMW Finance DAC, 5.125%, 1/9/30	$ 206,043
145,000	Martin Marietta Materials, Inc., 5.15%, 12/1/34	147,770
130,000	Martin Marietta Materials, Inc., 5.50%, 12/1/54	125,800
	Total Building Materials	$479,613

The accompanying notes are an integral part of these financial statements.
18Victory Pioneer Balanced Fund | Semi-Annual | 1/31/26

Principal Amount USD ($)		Value
	Chemicals — 0.1%
245,000	Celanese US Holdings LLC, 7.20%, 11/15/33	$ 259,188
214,000	Methanex US Operations, Inc., 6.25%, 3/15/32 (144A)	220,680
	Total Chemicals	$479,868

	Commercial Services — 0.2%
25,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.375%, 6/15/32 (144A)	$ 25,718
85,000	Element Fleet Management Corp., 4.641%, 11/24/30 (144A)	85,185
305,000	Element Fleet Management Corp., 5.037%, 3/25/30 (144A)	311,620
55,000	Element Fleet Management Corp., 5.643%, 3/13/27 (144A)	55,875
65,000	Herc Holdings, Inc., 7.25%, 6/15/33 (144A)	68,790
200,000	Transurban Finance Co. Pty, Ltd., 4.924%, 3/24/36 (144A)	198,263
85,000	Verisk Analytics, Inc., 5.25%, 3/15/35	86,257
	Total Commercial Services	$831,708

	Cosmetics/Personal Care — 0.1%
330,000	Procter & Gamble Co., 4.10%, 11/3/32	$ 327,536
	Total Cosmetics/Personal Care	$327,536

	Distribution/Wholesale — 0.0%†
30,000	Velocity Vehicle Group LLC, 8.00%, 6/1/29 (144A)	$ 29,363
	Total Distribution/Wholesale	$29,363

	Diversified Financial Services — 1.0%
850,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.30%, 1/30/32	$ 786,419
435,000	Affiliated Managers Group, Inc., 5.50%, 2/15/36	435,232
120,000(c)	Ally Financial, Inc., 6.184% (SOFR + 229 bps), 7/26/35	123,752
205,000(c)	Ally Financial, Inc., 6.646% (5 Year CMT Index + 245 bps), 1/17/40	204,932
5,000	Avolon Holdings Funding, Ltd., 4.70%, 1/30/31 (144A)	4,973
30,000	Avolon Holdings Funding, Ltd., 5.75%, 11/15/29 (144A)	31,172
570,000	Avolon Holdings Funding, Ltd., 6.375%, 5/4/28 (144A)	593,230
290,000(c)	Capital One Financial Corp., 2.359% (SOFR + 134 bps), 7/29/32	253,452
95,000(c)	Capital One Financial Corp., 6.183% (SOFR + 204 bps), 1/30/36	98,357
330,000	Citadel Securities Global Holdings LLC, 6.20%, 6/18/35 (144A)	346,940
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Balanced Fund | Semi-Annual | 1/31/2619

Schedule of Investments  |  1/31/26
(unaudited) (continued)
Principal Amount USD ($)		Value
	Diversified Financial Services — (continued)
30,000	Freedom Mortgage Holdings LLC, 8.375%, 4/1/32 (144A)	$ 31,382
185,000	Freedom Mortgage Holdings LLC, 9.125%, 5/15/31 (144A)	195,594
200,000+	HOA Funding, LLC, 4.723%, 8/20/51 (144A)	—
120,000	LPL Holdings, Inc., 5.70%, 5/20/27	122,219
445,000	Nomura Holdings, Inc., 2.999%, 1/22/32	404,741
305,000	OneMain Finance Corp., 4.00%, 9/15/30	286,068
10,000	OneMain Finance Corp., 6.125%, 5/15/30	10,194
140,000	Rocket Cos., Inc., 6.50%, 8/1/29 (144A)	144,007
110,000(c)	Synchrony Financial, 5.935% (SOFR + 213 bps), 8/2/30	113,931
	Total Diversified Financial Services	$4,186,595

	Electric — 0.7%
50,000(d)	Algonquin Power & Utilities Corp., 5.365%, 6/15/26	$ 50,225
125,000	American Electric Power Co., Inc., 4.30%, 12/1/28	125,883
220,000	Consolidated Edison Co. of New York, Inc., 4.625%, 12/1/54	185,552
250,000	Duke Energy Carolinas LLC, 3.95%, 3/15/48	197,148
305,000	Enel Finance International NV, 5.00%, 9/30/35 (144A)	301,673
350,000	Entergy Louisiana LLC, 5.35%, 3/15/34	363,530
60,000	Entergy Texas, Inc., 5.25%, 4/15/35	61,285
170,000	ITC Holdings Corp., 5.65%, 5/9/34 (144A)	177,005
182,710	Johnsonville Aeroderivative Combustion Turbine Generation LLC, 5.078%, 10/1/54	174,583
80,000	Public Service Enterprise Group, Inc., 5.40%, 3/15/35	82,228
205,000	Puget Energy, Inc., 2.379%, 6/15/28	196,799
133,000	Puget Energy, Inc., 4.10%, 6/15/30	130,398
120,000	Puget Energy, Inc., 4.224%, 3/15/32	115,310
60,000(c)	Sempra, 6.375% (5 Year CMT Index + 263 bps), 4/1/56	61,383
310,000(c)	Sempra, 6.55% (5 Year CMT Index + 214 bps), 4/1/55	315,546
85,000	Southern California Edison Co., 5.45%, 6/1/31	87,962
110,000	Talen Energy Supply LLC, 6.25%, 2/1/34 (144A)	111,481
110,000	Talen Energy Supply LLC, 6.50%, 2/1/36 (144A)	112,777
50,000	Trans-Allegheny Interstate Line Co., 5.00%, 1/15/31 (144A)	51,396
200,000	Virginia Electric and Power Co., 4.45%, 2/15/44	173,242
	Total Electric	$3,075,406

The accompanying notes are an integral part of these financial statements.
20Victory Pioneer Balanced Fund | Semi-Annual | 1/31/26

Principal Amount USD ($)		Value
	Electronics — 0.0%†
85,000	Flex, Ltd., 5.375%, 11/13/35	$ 84,917
	Total Electronics	$84,917

	Energy-Alternate Sources — 0.0%†
34,748	Alta Wind Holdings LLC, 7.00%, 6/30/35 (144A)	$ 33,030
	Total Energy-Alternate Sources	$33,030

	Engineering & Construction — 0.1%
220,000	AECOM, 6.00%, 8/1/33 (144A)	$ 225,367
	Total Engineering & Construction	$225,367

	Environmental Control — 0.0%†
150,000	Waste Connections, Inc., 5.25%, 9/1/35	$ 154,795
	Total Environmental Control	$154,795

	Food — 0.1%
65,000	Albertsons Cos. Inc/Safeway, Inc./New Albertsons LP/Albertsons LLC, 5.50%, 3/31/31 (144A)	$ 65,115
170,000	Albertsons Cos. Inc/Safeway, Inc./New Albertsons LP/Albertsons LLC, 5.75%, 3/31/34 (144A)	167,190
215,000	Smithfield Foods, Inc., 2.625%, 9/13/31 (144A)	190,312
155,000	Smithfield Foods, Inc., 3.00%, 10/15/30 (144A)	142,490
4,000	Smithfield Foods, Inc., 5.20%, 4/1/29 (144A)	4,066
	Total Food	$569,173

	Gas — 0.2%
325,000	Boston Gas Co., 3.15%, 8/1/27 (144A)	$ 320,785
375,000	KeySpan Gas East Corp., 5.994%, 3/6/33 (144A)	394,582
50,000(c)	Spire, Inc., 6.45% (5 Year CMT Index + 233 bps), 6/1/56	50,484
	Total Gas	$765,851

	Healthcare-Products — 0.1%
35,000	Baxter International, Inc., 4.90%, 12/15/30	$ 35,261
259,000(c)	Dentsply Sirona, Inc., 8.375% (5 Year CMT Index + 438 bps), 9/12/55	255,660
110,000	GE HealthCare Technologies, Inc., 5.50%, 6/15/35	113,608
	Total Healthcare-Products	$404,529

	Healthcare-Services — 0.1%
100,000	Elevance Health, Inc., 5.15%, 6/15/29	$ 103,057
70,000	Elevance Health, Inc., 5.375%, 6/15/34	71,903
180,000	HCA, Inc., 5.50%, 3/1/32	187,680
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Balanced Fund | Semi-Annual | 1/31/2621

Schedule of Investments  |  1/31/26
(unaudited) (continued)
Principal Amount USD ($)		Value
	Healthcare-Services — (continued)
80,000	Health Care Service Corp. A Mutual Legal Reserve Co., 5.20%, 6/15/29 (144A)	$ 82,065
75,000	Humana, Inc., 5.375%, 4/15/31	76,820
	Total Healthcare-Services	$521,525

	Insurance — 1.1%
400,000(c)(h)	Allianz SE, 6.55% (5 Year CMT Index + 232 bps) (144A)	$ 416,394
185,000	Brown & Brown, Inc., 4.20%, 3/17/32	178,805
75,000	CNO Financial Group, Inc., 6.45%, 6/15/34	79,269
435,000	CNO Global Funding, 2.65%, 1/6/29 (144A)	416,032
30,000	CNO Global Funding, 4.875%, 12/10/27 (144A)	30,375
250,000(c)	Farmers Exchange Capital III, 5.454% (3 Month Term SOFR + 372 bps), 10/15/54 (144A)	236,157
385,000(c)	Farmers Insurance Exchange, 4.747% (3 Month Term SOFR + 372 bps), 11/1/57 (144A)	324,170
150,000(c)	Farmers Insurance Exchange, 7.00% (10 Year US Treasury Yield Curve Rate T Note Constant Maturity + 386 bps), 10/15/64 (144A)	152,908
508,000	Liberty Mutual Insurance Co., 7.697%, 10/15/97 (144A)	560,574
50,000	Lincoln Financial Global Funding, 4.20%, 1/12/29 (144A)	49,962
55,000	Lincoln National Corp., 5.35%, 11/15/35	55,186
115,000	Manulife Financial Corp., 4.986%, 12/11/35	114,831
495,000(c)	Meiji Yasuda Life Insurance Co., 6.10% (5 Year CMT Index + 291 bps), 6/11/55 (144A)	509,516
265,000	Mutual of Omaha Cos. Global Funding, 4.546%, 1/13/31 (144A)	264,925
155,000	Mutual of Omaha Cos. Global Funding, 5.00%, 4/1/30 (144A)	158,125
270,000(c)	Nippon Life Insurance Co., 2.75% (5 Year CMT Index + 265 bps), 1/21/51 (144A)	243,238
200,000(c)	Nippon Life Insurance Co., 2.90% (5 Year CMT Index + 260 bps), 9/16/51 (144A)	178,986
79,000	Primerica, Inc., 2.80%, 11/19/31	71,817
305,000	Prudential Financial, Inc., 3.00%, 3/10/40	237,227
163,000	Prudential Financial, Inc., 3.878%, 3/27/28	163,164
420,000(c)	Sumitomo Life Insurance Co., 5.875% (5 Year CMT Index + 265 bps), 9/10/55 (144A)	422,481
The accompanying notes are an integral part of these financial statements.
22Victory Pioneer Balanced Fund | Semi-Annual | 1/31/26

Principal Amount USD ($)		Value
	Insurance — (continued)
20,000	Teachers Insurance & Annuity Association of America, 6.85%, 12/16/39 (144A)	$ 22,816
40,000	Willis North America, Inc., 2.95%, 9/15/29	38,170
	Total Insurance	$4,925,128

	Internet — 0.0%†
115,000	Alphabet, Inc., 5.30%, 5/15/65	$ 107,480
	Total Internet	$107,480

	Iron & Steel — 0.1%
100,000	Cleveland-Cliffs, Inc., 7.00%, 3/15/32 (144A)	$ 102,623
140,000	Cleveland-Cliffs, Inc., 7.625%, 1/15/34 (144A)	146,626
31,000	Commercial Metals Co., 5.75%, 11/15/33 (144A)	31,518
75,000	Commercial Metals Co., 6.00%, 12/15/35 (144A)	76,628
	Total Iron & Steel	$357,395

	Lodging — 0.1%
150,000	Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., 6.625%, 1/15/32 (144A)	$ 153,327
405,000	Marriott International, Inc., 4.90%, 4/15/29	414,019
	Total Lodging	$567,346

	Machinery-Construction & Mining — 0.0%†
200,000	Komatsu Finance America, Inc., 4.196%, 9/18/30 (144A)	$ 198,839
	Total Machinery-Construction & Mining	$198,839

	Machinery-Diversified — 0.1%
125,000	Regal Rexnord Corp., 6.30%, 2/15/30	$ 132,534
210,000	Westinghouse Air Brake Technologies Corp., 5.50%, 5/29/35	218,055
	Total Machinery-Diversified	$350,589

	Mining — 0.2%
290,000	AngloGold Ashanti Holdings Plc, 3.75%, 10/1/30	$ 278,790
250,000	Corp. Nacional del Cobre de Chile, 5.625%, 10/18/43 (144A)	240,682
270,000	First Quantum Minerals, Ltd., 8.625%, 6/1/31 (144A)	283,622
155,000	Novelis Corp., 6.375%, 8/15/33 (144A)	157,888
	Total Mining	$960,982

The accompanying notes are an integral part of these financial statements.
Victory Pioneer Balanced Fund | Semi-Annual | 1/31/2623

Schedule of Investments  |  1/31/26
(unaudited) (continued)
Principal Amount USD ($)		Value
	Multi-National — 0.2%
400,000(c)(h)	African Development Bank, 5.875% (5 Year CMT Index + 165 bps)	$ 399,123
370,000	Banque Ouest Africaine de Developpement, 4.70%, 10/22/31 (144A)	343,764
	Total Multi-National	$742,887

	Oil & Gas — 0.3%
190,000	Aker BP ASA, 5.25%, 10/30/35 (144A)	$ 185,969
215,000	Hilcorp Energy I LP/Hilcorp Finance Co., 6.875%, 5/15/34 (144A)	207,202
90,000	Hilcorp Energy I LP/Hilcorp Finance Co., 7.25%, 2/15/35 (144A)	87,087
400,000	Phillips 66 Co., 3.75%, 3/1/28	397,979
310,000	Shell Finance US, Inc., 4.75%, 1/6/36	307,836
95,000	Valero Energy Corp., 5.15%, 2/15/30	97,842
162,000	Valero Energy Corp., 6.625%, 6/15/37	178,696
	Total Oil & Gas	$1,462,611

	Oil & Gas Services — 0.0%†
35,000	Archrock Services LP/Archrock Partners Finance Corp., 6.00%, 2/1/34 (144A)	$ 34,974
40,000	Enerflex, Inc., 6.875%, 1/15/31 (144A)	41,339
	Total Oil & Gas Services	$76,313

	Pharmaceuticals — 0.1%
117,000	AbbVie, Inc., 4.05%, 11/21/39	$ 104,136
40,000	CVS Health Corp., 5.25%, 1/30/31	41,271
250,000	CVS Health Corp., 5.25%, 2/21/33	256,346
75,000	Eli Lilly & Co., 5.55%, 10/15/55	75,093
170,000	Zoetis, Inc., 5.00%, 8/17/35	171,164
	Total Pharmaceuticals	$648,010

	Pipelines — 0.5%
150,000	Columbia Pipelines Holding Co. LLC, 4.999%, 11/17/32 (144A)	$ 150,769
125,000	Columbia Pipelines Holding Co. LLC, 5.097%, 10/1/31 (144A)	127,121
100,000	DT Midstream, Inc., 5.80%, 12/15/34 (144A)	103,723
205,000	Enbridge, Inc., 5.55%, 6/20/35	211,476
120,000(c)	Enbridge, Inc., 7.20% (5 Year CMT Index + 297 bps), 6/27/54	127,893
120,000(c)	Enbridge, Inc., 7.375% (5 Year CMT Index + 312 bps), 3/15/55	127,459
The accompanying notes are an integral part of these financial statements.
24Victory Pioneer Balanced Fund | Semi-Annual | 1/31/26

Principal Amount USD ($)		Value
	Pipelines — (continued)
165,000(c)	Enbridge, Inc., 8.50% (5 Year CMT Index + 443 bps), 1/15/84	$ 188,814
45,000	Hess Midstream Operations LP, 5.875%, 3/1/28 (144A)	45,854
245,000	MPLX LP, 5.50%, 6/1/34	250,316
180,000	NGPL PipeCo LLC, 3.25%, 7/15/31 (144A)	165,873
65,000	Venture Global LNG, Inc., 8.375%, 6/1/31 (144A)	66,483
45,000	Venture Global LNG, Inc., 9.50%, 2/1/29 (144A)	47,919
90,000	Venture Global Plaquemines LNG LLC, 6.50%, 1/15/34 (144A)	93,402
205,000	Williams Cos., Inc., 5.75%, 6/24/44	203,984
242,000	Williams Cos., Inc., 7.75%, 6/15/31	276,634
	Total Pipelines	$2,187,720

	Real Estate — 0.0%†
40,000	CBRE Services, Inc., 4.90%, 1/15/33	$ 40,157
	Total Real Estate	$40,157

	REITS — 0.3%
60,000	Americold Realty Operating Partnership LP, 5.60%, 5/15/32	$ 60,798
45,000	COPT Defense Properties LP, 4.50%, 10/15/30	44,892
75,000	ERP Operating LP, 4.95%, 6/15/32	76,790
110,000	Extra Space Storage LP, 4.95%, 1/15/33	110,645
19,000	Highwoods Realty LP, 2.60%, 2/1/31	17,073
18,000	Highwoods Realty LP, 3.05%, 2/15/30	16,818
35,000	Highwoods Realty LP, 5.35%, 1/15/33	35,103
105,000	Invitation Homes Operating Partnership LP, 4.95%, 1/15/33	104,785
490,000	Simon Property Group LP, 5.50%, 3/8/33	514,443
50,000	Starwood Property Trust, Inc., 5.75%, 1/15/31 (144A)	50,628
120,000	Ventas Realty LP, 5.10%, 7/15/32	123,510
35,000	Vornado Realty LP, 5.75%, 2/1/33	35,400
	Total REITS	$1,190,885

	Retail — 0.4%
50,000	AutoNation, Inc., 1.95%, 8/1/28	$ 47,297
50,000	AutoNation, Inc., 2.40%, 8/1/31	44,234
140,000	AutoNation, Inc., 3.85%, 3/1/32	132,056
250,000	AutoNation, Inc., 4.75%, 6/1/30	252,188
10,000	AutoNation, Inc., 5.89%, 3/15/35	10,391
565,000	Best Buy Co., Inc., 1.95%, 10/1/30	508,190
289,000	Darden Restaurants, Inc., 6.30%, 10/10/33	314,215
335,000	Dollar Tree, Inc., 2.65%, 12/1/31	302,028
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Balanced Fund | Semi-Annual | 1/31/2625

Schedule of Investments  |  1/31/26
(unaudited) (continued)
Principal Amount USD ($)		Value
	Retail — (continued)
194,918(d)(e)	HOA RoyaltyCo LLC, 4.723%, 11/22/55 (144A)	$ 41,000
280,000	Lowe's Cos., Inc., 3.75%, 4/1/32	268,568
	Total Retail	$1,920,167

	Savings & Loans — 0.1%
355,000	Nationwide Building Society, 5.127%, 7/29/29 (144A)	$ 365,264
	Total Savings & Loans	$365,264

	Semiconductors — 0.5%
391,000	Broadcom, Inc., 3.187%, 11/15/36 (144A)	$ 331,362
125,000	Broadcom, Inc., 4.15%, 4/15/32 (144A)	122,271
60,000	Broadcom, Inc., 4.30%, 11/15/32	59,179
150,000	Broadcom, Inc., 4.60%, 7/15/30	152,099
210,000	Broadcom, Inc., 5.05%, 7/12/29	216,353
206,000	Foundry JV Holdco LLC, 5.90%, 1/25/30 (144A)	215,940
195,000	Microchip Technology, Inc., 5.05%, 2/15/30	199,543
260,000	Micron Technology, Inc., 5.80%, 1/15/35	275,537
292,000	SK Hynix, Inc., 5.50%, 1/16/29 (144A)	303,227
269,000	Skyworks Solutions, Inc., 3.00%, 6/1/31	244,232
	Total Semiconductors	$2,119,743

	Software — 0.2%
70,000	Autodesk, Inc., 5.30%, 6/15/35	$ 71,422
225,000	CoreWeave, Inc., 9.00%, 2/1/31 (144A)	218,758
70,000	MSCI, Inc., 5.25%, 9/1/35	70,242
244,000	Oracle Corp., 5.95%, 9/26/55	215,153
125,000	Roper Technologies, Inc., 4.75%, 2/15/32	125,770
205,000	Roper Technologies, Inc., 4.90%, 10/15/34	203,549
	Total Software	$904,894

	Telecommunications — 0.2%
205,000	Orange S.A., 4.75%, 1/13/33 (144A)	$ 204,518
200,000	Orange S.A., 5.00%, 1/13/36 (144A)	198,358
350,000	T-Mobile USA, Inc., 2.55%, 2/15/31	320,173
	Total Telecommunications	$723,049

	Transportation — 0.0%†
125,000	Danaos Corp., 6.875%, 10/15/32 (144A)	$ 129,105
	Total Transportation	$129,105

	Trucking & Leasing — 0.1%
98,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 4.40%, 7/1/27 (144A)	$ 98,319
The accompanying notes are an integral part of these financial statements.
26Victory Pioneer Balanced Fund | Semi-Annual | 1/31/26

Principal Amount USD ($)		Value
	Trucking & Leasing — (continued)
255,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 5.55%, 5/1/28 (144A)	$ 262,081
35,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 6.05%, 8/1/28 (144A)	36,474
	Total Trucking & Leasing	$396,874

	Total Corporate Bonds (Cost $53,241,506)	$53,508,766

	Municipal Bonds — 0.0% of Net Assets
	Massachusetts — 0.0%†
100,000	Massachusetts Development Finance Agency, Phillips Academy, Series B, 4.844%, 9/1/43	$ 98,002
	Total Massachusetts	$98,002

	Missouri — 0.0%†
100,000	Health & Educational Facilities Authority of the State of Missouri, Washington University, Series A, 3.685%, 2/15/47	$ 79,382
	Total Missouri	$79,382

	Total Municipal Bonds (Cost $200,000)	$177,384

Shares
	Preferred Stock — 0.1% of Net Assets
	Banks — 0.1%
4,247(b)	Bank of America Corp., 5.00%	$ 90,419
12,431(b)	JPMorgan Chase & Co., 4.20%	230,968
1,984(b)	KeyCorp., 5.625%	43,509
1,204(b)	US Bancorp, 3.75%	18,614
2,456(b)	Wells Fargo & Co., 4.25%	43,643
	Total Banks	$427,153

	Capital Markets — 0.0%†
4,775(b)	Morgan Stanley, 4.25%	$ 85,234
713(b)	State Street Corp., 5.35%	16,705
	Total Capital Markets	$101,939

The accompanying notes are an integral part of these financial statements.
Victory Pioneer Balanced Fund | Semi-Annual | 1/31/2627

Schedule of Investments  |  1/31/26
(unaudited) (continued)
Shares		Value
	Consumer Finance — 0.0%†
1,113(b)	Capital One Financial Corp., 4.375%	$ 18,877
	Total Consumer Finance	$18,877

	Total Preferred Stock (Cost $537,586)	$547,969

Principal Amount USD ($)
	Insurance-Linked Securities—0.6% of Net Assets#
	Event Linked Bonds — 0.6%
	Multiperil – U.S. — 0.4%
250,000(a)	Bonanza Re, 7.28%, (MSMMUSTF + 375 bps), 12/19/27 (144A)	$ 251,700
250,000(a)	Four Lakes Re, 9.33%, (BRMMUSDF + 580 bps), 1/7/27 (144A)	253,650
250,000(a)	High Point Re, 9.17%, (BRMMUSDF + 564 bps), 1/6/27 (144A)	252,925
250,000(a)	Mystic Re, 15.523%, (GSMMUSTI + 1,200 bps), 1/8/27 (144A)	259,875
250,000(a)	Residential Re, 8.92%, (JMMMUSTF + 538 bps), 12/6/28 (144A)	257,575
250,000(a)	Residential Re, 9.51%, (JMMMUSTF + 597 bps), 12/6/27 (144A)	261,300
250,000(a)	Sanders Re, 9.09%, (BRMMUSDF + 556 bps), 4/7/28 (144A)	261,400
		$1,798,425

	Multiperil – U.S. & Canada — 0.1%
250,000(a)	Galileo Re, 10.523%, (GSMMUSTI + 700 bps), 1/7/28 (144A)	$ 260,925
	Windstorm – Florida — 0.1%
250,000(a)	Integrity Re, 16.842%, (FHMMUSTF + 1,332 bps), 6/6/26 (144A)	$ 260,000
	Windstorm – North Carolina — 0.0%†
250,000(a)	Blue Ridge Re, 8.77%, (FHMMUSTF + 525 bps), 1/8/27 (144A)	$ 254,025
The accompanying notes are an integral part of these financial statements.
28Victory Pioneer Balanced Fund | Semi-Annual | 1/31/26

Principal Amount USD ($)		Value
	Windstorm – U.S. — 0.0%†
250,000(a)	Cape Lookout Re, 10.722%, (FHMMUSTF + 720 bps), 4/28/26 (144A)	$ 253,000
	Total Event Linked Bonds	$2,826,375

	Total Insurance-Linked Securities (Cost $2,773,687)	$2,826,375

	Foreign Government Bonds — 0.4% of Net Assets
	Kuwait — 0.1%
280,000	Kuwait International Government Bond, 4.652%, 10/9/35 (144A)	$ 276,054
	Total Kuwait	$276,054

	Mexico — 0.1%
200,000	Mexico Government International Bond, 5.625%, 2/9/34	$ 199,268
205,000	Mexico Government International Bond, 6.875%, 5/13/37	216,736
	Total Mexico	$416,004

	Peru — 0.1%
355,000	Peruvian Government International Bond, 5.500%, 3/30/36	$ 360,715
	Total Peru	$360,715

	Philippines — 0.0%†
200,000	Philippine Government International Bond, 5.000%, 1/13/37	$ 199,446
	Total Philippines	$199,446

	Saudi Arabia — 0.1%
320,000	Saudi Government International Bond, 4.125%, 1/12/29 (144A)	$ 319,352
	Total Saudi Arabia	$319,352

	Total Foreign Government Bonds (Cost $1,617,093)	$1,571,571

	U.S. Government and Agency Obligations — 9.7% of Net Assets
1,012,702	Federal Home Loan Mortgage Corp., 1.500%, 3/1/42	$ 855,713
591,464	Federal Home Loan Mortgage Corp., 2.500%, 5/1/51	509,139
97,569	Federal Home Loan Mortgage Corp., 2.500%, 4/1/52	83,344
73,561	Federal Home Loan Mortgage Corp., 3.000%, 12/1/46	67,282
6,301	Federal Home Loan Mortgage Corp., 3.000%, 11/1/47	5,788
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Balanced Fund | Semi-Annual | 1/31/2629

Schedule of Investments  |  1/31/26
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
38,961	Federal Home Loan Mortgage Corp., 3.000%, 8/1/50	$ 35,495
47,675	Federal Home Loan Mortgage Corp., 3.000%, 8/1/52	43,164
85,218	Federal Home Loan Mortgage Corp., 3.000%, 9/1/52	77,356
66,025	Federal Home Loan Mortgage Corp., 3.500%, 12/1/46	62,618
70,159	Federal Home Loan Mortgage Corp., 3.500%, 3/1/48	66,180
345,846	Federal Home Loan Mortgage Corp., 4.000%, 10/1/42	339,617
9,802	Federal Home Loan Mortgage Corp., 4.000%, 4/1/47	9,525
10,134	Federal Home Loan Mortgage Corp., 4.500%, 3/1/47	10,187
6,431	Federal Home Loan Mortgage Corp., 5.000%, 5/1/40	6,592
14,863	Federal Home Loan Mortgage Corp., 5.000%, 3/1/44	15,236
283,688	Federal Home Loan Mortgage Corp., 5.000%, 12/1/54	285,875
4,844	Federal Home Loan Mortgage Corp., 5.500%, 1/1/39	4,941
134,265	Federal Home Loan Mortgage Corp., 5.500%, 7/1/49	138,353
99,671	Federal Home Loan Mortgage Corp., 5.500%, 11/1/52	101,430
141,998	Federal Home Loan Mortgage Corp., 5.500%, 2/1/53	144,621
58,222	Federal Home Loan Mortgage Corp., 5.500%, 7/1/53	59,066
87,160	Federal Home Loan Mortgage Corp., 5.500%, 10/1/54	90,135
93,495	Federal Home Loan Mortgage Corp., 5.500%, 12/1/54	95,635
95,650	Federal Home Loan Mortgage Corp., 5.500%, 12/1/54	98,098
2,295	Federal Home Loan Mortgage Corp., 6.000%, 1/1/38	2,425
5,107	Federal Home Loan Mortgage Corp., 6.000%, 10/1/38	5,391
83,431	Federal Home Loan Mortgage Corp., 6.000%, 4/1/53	86,818
143,549	Federal Home Loan Mortgage Corp., 6.000%, 2/1/54	147,345
87,607	Federal Home Loan Mortgage Corp., 6.000%, 2/1/54	91,674
91,803	Federal Home Loan Mortgage Corp., 6.000%, 8/1/54	95,767
556,144	Federal Home Loan Mortgage Corp., 6.000%, 8/1/54	570,285
150,367	Federal Home Loan Mortgage Corp., 6.000%, 8/1/54	153,919
156,760	Federal Home Loan Mortgage Corp., 6.000%, 8/1/54	160,538
72,491	Federal Home Loan Mortgage Corp., 6.000%, 9/1/54	74,266
66,500	Federal Home Loan Mortgage Corp., 6.000%, 9/1/54	68,106
6,951	Federal Home Loan Mortgage Corp., 6.000%, 9/1/54	7,151
8,238	Federal Home Loan Mortgage Corp., 6.000%, 9/1/54	8,507
89,652	Federal Home Loan Mortgage Corp., 6.000%, 12/1/54	92,417
92,811	Federal Home Loan Mortgage Corp., 6.000%, 4/1/55	96,293
98,754	Federal Home Loan Mortgage Corp., 6.000%, 9/1/55	102,780
99,446	Federal Home Loan Mortgage Corp., 6.000%, 9/1/55	104,025
2,737	Federal Home Loan Mortgage Corp., 6.500%, 10/1/33	2,833
17,713	Federal Home Loan Mortgage Corp., 6.500%, 1/1/53	18,643
122,954	Federal Home Loan Mortgage Corp., 6.500%, 2/1/53	130,303
78,142	Federal Home Loan Mortgage Corp., 6.500%, 8/1/53	82,340
205,547	Federal Home Loan Mortgage Corp., 6.500%, 8/1/53	214,006
The accompanying notes are an integral part of these financial statements.
30Victory Pioneer Balanced Fund | Semi-Annual | 1/31/26

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
88,188	Federal Home Loan Mortgage Corp., 6.500%, 5/1/54	$ 92,609
72,262	Federal Home Loan Mortgage Corp., 6.500%, 7/1/54	75,102
80,039	Federal Home Loan Mortgage Corp., 6.500%, 7/1/54	83,124
97,833	Federal Home Loan Mortgage Corp., 6.500%, 7/1/54	101,392
94,080	Federal Home Loan Mortgage Corp., 6.500%, 7/1/54	97,535
62,931	Federal Home Loan Mortgage Corp., 6.500%, 7/1/54	65,617
32,342	Federal Home Loan Mortgage Corp., 6.500%, 7/1/54	33,603
55,110	Federal Home Loan Mortgage Corp., 6.500%, 8/1/54	58,024
86,657	Federal Home Loan Mortgage Corp., 6.500%, 8/1/54	90,201
82,128	Federal Home Loan Mortgage Corp., 6.500%, 8/1/54	85,559
6,978	Federal Home Loan Mortgage Corp., 6.500%, 8/1/54	7,370
77,023	Federal Home Loan Mortgage Corp., 6.500%, 9/1/54	79,980
22,789	Federal Home Loan Mortgage Corp., 6.500%, 9/1/54	23,621
29,065	Federal Home Loan Mortgage Corp., 6.500%, 9/1/54	30,174
39,221	Federal Home Loan Mortgage Corp., 6.500%, 9/1/54	40,692
9,874	Federal Home Loan Mortgage Corp., 6.500%, 9/1/54	10,221
74,407	Federal Home Loan Mortgage Corp., 6.500%, 1/1/55	77,302
84,486	Federal Home Loan Mortgage Corp., 6.500%, 1/1/55	89,251
78,527	Federal Home Loan Mortgage Corp., 6.500%, 2/1/55	81,902
92,544	Federal Home Loan Mortgage Corp., 6.500%, 2/1/55	96,875
99,071	Federal Home Loan Mortgage Corp., 6.500%, 3/1/55	102,725
94,754	Federal Home Loan Mortgage Corp., 6.500%, 4/1/55	99,476
99,691	Federal Home Loan Mortgage Corp., 6.500%, 9/1/55	104,660
29,504	Federal Home Loan Mortgage Corp., 7.000%, 8/1/54	30,998
185,551	Federal Home Loan Mortgage Corp., 7.000%, 8/1/54	194,784
9,687	Federal Home Loan Mortgage Corp., 7.000%, 8/1/54	10,198
9,885	Federal Home Loan Mortgage Corp., 7.000%, 8/1/54	10,397
16,638	Federal Home Loan Mortgage Corp., 7.000%, 9/1/54	17,480
83,426	Federal Home Loan Mortgage Corp., 7.000%, 1/1/55	87,854
63,223	Federal Home Loan Mortgage Corp., 7.000%, 2/1/55	67,378
83,546	Federal Home Loan Mortgage Corp., 7.000%, 2/1/55	88,763
63,109	Federal Home Loan Mortgage Corp., 7.000%, 2/1/55	66,199
90,976	Federal Home Loan Mortgage Corp., 7.000%, 2/1/55	95,804
89,841	Federal Home Loan Mortgage Corp., 7.000%, 3/1/55	95,693
92,277	Federal Home Loan Mortgage Corp., 7.000%, 8/1/55	96,616
200,000	Federal National Mortgage Association, 1.500%, 2/1/41 (TBA)	180,475
200,000	Federal National Mortgage Association, 2.000%, 2/1/41 (TBA)	184,717
1,200,000	Federal National Mortgage Association, 2.000%, 2/1/56 (TBA)	973,244
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Balanced Fund | Semi-Annual | 1/31/2631

Schedule of Investments  |  1/31/26
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
200,000	Federal National Mortgage Association, 2.500%, 2/1/41 (TBA)	$ 188,838
13,430	Federal National Mortgage Association, 2.500%, 3/1/43	12,035
10,150	Federal National Mortgage Association, 2.500%, 4/1/43	9,077
4,338	Federal National Mortgage Association, 2.500%, 8/1/43	3,855
10,617	Federal National Mortgage Association, 2.500%, 4/1/45	9,348
16,662	Federal National Mortgage Association, 2.500%, 4/1/45	14,585
8,876	Federal National Mortgage Association, 2.500%, 8/1/45	7,757
321,081	Federal National Mortgage Association, 2.500%, 8/1/50	279,571
656,579	Federal National Mortgage Association, 2.500%, 5/1/51	572,368
221,038	Federal National Mortgage Association, 2.500%, 5/1/51	192,689
435,819	Federal National Mortgage Association, 2.500%, 11/1/51	378,397
89,131	Federal National Mortgage Association, 2.500%, 12/1/51	77,084
730,686	Federal National Mortgage Association, 2.500%, 1/1/52	631,619
70,120	Federal National Mortgage Association, 2.500%, 2/1/52	60,809
91,471	Federal National Mortgage Association, 2.500%, 3/1/52	77,890
210,622	Federal National Mortgage Association, 2.500%, 4/1/52	182,294
17,653	Federal National Mortgage Association, 3.000%, 10/1/30	17,340
2,548	Federal National Mortgage Association, 3.000%, 10/1/46	2,348
2,040	Federal National Mortgage Association, 3.000%, 1/1/47	1,870
7,634	Federal National Mortgage Association, 3.000%, 2/1/47	7,070
62,332	Federal National Mortgage Association, 3.000%, 3/1/47	57,314
The accompanying notes are an integral part of these financial statements.
32Victory Pioneer Balanced Fund | Semi-Annual | 1/31/26

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
32,429	Federal National Mortgage Association, 3.000%, 4/1/47	$ 29,788
142,620	Federal National Mortgage Association, 3.000%, 2/1/52	128,796
460,899	Federal National Mortgage Association, 3.000%, 3/1/52	418,938
79,183	Federal National Mortgage Association, 3.000%, 5/1/52	71,586
1,600,000	Federal National Mortgage Association, 3.000%, 3/1/56 (TBA)	1,416,774
74,553	Federal National Mortgage Association, 3.000%, 2/1/57	64,269
5,296	Federal National Mortgage Association, 3.500%, 2/1/49	4,978
163,673	Federal National Mortgage Association, 3.500%, 5/1/49	156,157
116,911	Federal National Mortgage Association, 3.500%, 5/1/49	111,156
14,053	Federal National Mortgage Association, 3.500%, 4/1/52	13,067
62,544	Federal National Mortgage Association, 3.500%, 4/1/52	58,238
2,700,000	Federal National Mortgage Association, 3.500%, 2/1/56 (TBA)	2,497,047
52,697	Federal National Mortgage Association, 4.000%, 10/1/40	51,858
236,734	Federal National Mortgage Association, 4.000%, 4/1/44	232,275
110,432	Federal National Mortgage Association, 4.000%, 7/1/51	106,590
26,218	Federal National Mortgage Association, 4.000%, 9/1/51	25,325
181,665	Federal National Mortgage Association, 4.000%, 10/1/52	174,356
800,000	Federal National Mortgage Association, 4.000%, 2/1/55 (TBA)	763,945
74,847	Federal National Mortgage Association, 4.500%, 9/1/43	75,242
155,125	Federal National Mortgage Association, 4.500%, 12/1/43	153,324
46,682	Federal National Mortgage Association, 4.500%, 1/1/44	46,915
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Balanced Fund | Semi-Annual | 1/31/2633

Schedule of Investments  |  1/31/26
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
1,600,000	Federal National Mortgage Association, 4.500%, 2/1/56 (TBA)	$ 1,567,387
26,459	Federal National Mortgage Association, 5.000%, 5/1/31	26,903
1,000,000	Federal National Mortgage Association, 5.000%, 2/1/41 (TBA)	1,011,226
208,885	Federal National Mortgage Association, 5.000%, 8/1/52	211,691
77,509	Federal National Mortgage Association, 5.000%, 4/1/53	78,480
2,100,000	Federal National Mortgage Association, 5.000%, 2/1/56 (TBA)	2,099,421
1,567	Federal National Mortgage Association, 5.500%, 3/1/34	1,589
3,247	Federal National Mortgage Association, 5.500%, 12/1/34	3,377
16,287	Federal National Mortgage Association, 5.500%, 10/1/35	16,906
6,091	Federal National Mortgage Association, 5.500%, 12/1/35	6,349
8,091	Federal National Mortgage Association, 5.500%, 12/1/35	8,438
4,519	Federal National Mortgage Association, 5.500%, 5/1/37	4,713
51,166	Federal National Mortgage Association, 5.500%, 5/1/38	53,200
1,700,000	Federal National Mortgage Association, 5.500%, 2/1/41 (TBA)	1,737,169
70,851	Federal National Mortgage Association, 5.500%, 4/1/50	73,282
140,212	Federal National Mortgage Association, 5.500%, 4/1/50	144,425
196,749	Federal National Mortgage Association, 5.500%, 7/1/52	200,223
337,541	Federal National Mortgage Association, 5.500%, 9/1/52	343,887
229,249	Federal National Mortgage Association, 5.500%, 12/1/52	233,414
235,052	Federal National Mortgage Association, 5.500%, 1/1/53	239,226
69,618	Federal National Mortgage Association, 5.500%, 4/1/53	71,333
The accompanying notes are an integral part of these financial statements.
34Victory Pioneer Balanced Fund | Semi-Annual | 1/31/26

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
73,903	Federal National Mortgage Association, 5.500%, 4/1/53	$ 75,769
68,114	Federal National Mortgage Association, 5.500%, 7/1/53	69,542
77,388	Federal National Mortgage Association, 5.500%, 7/1/54	78,498
75,326	Federal National Mortgage Association, 5.500%, 10/1/54	77,047
98,737	Federal National Mortgage Association, 5.500%, 12/1/54	100,300
82,397	Federal National Mortgage Association, 5.500%, 1/1/55	83,759
92,601	Federal National Mortgage Association, 5.500%, 1/1/55	94,553
94,291	Federal National Mortgage Association, 5.500%, 3/1/55	96,307
81	Federal National Mortgage Association, 6.000%, 9/1/29	83
426	Federal National Mortgage Association, 6.000%, 8/1/32	439
3,957	Federal National Mortgage Association, 6.000%, 12/1/33	4,050
3,223	Federal National Mortgage Association, 6.000%, 10/1/37	3,402
2,620	Federal National Mortgage Association, 6.000%, 12/1/37	2,766
37,602	Federal National Mortgage Association, 6.000%, 1/1/53	39,241
14,654	Federal National Mortgage Association, 6.000%, 1/1/53	15,247
73,434	Federal National Mortgage Association, 6.000%, 4/1/53	75,831
75,637	Federal National Mortgage Association, 6.000%, 5/1/53	79,203
67,170	Federal National Mortgage Association, 6.000%, 5/1/53	70,777
73,903	Federal National Mortgage Association, 6.000%, 6/1/53	76,871
72,748	Federal National Mortgage Association, 6.000%, 7/1/53	74,655
57,684	Federal National Mortgage Association, 6.000%, 7/1/53	59,501
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Balanced Fund | Semi-Annual | 1/31/2635

Schedule of Investments  |  1/31/26
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
55,951	Federal National Mortgage Association, 6.000%, 7/1/53	$ 57,273
162,630	Federal National Mortgage Association, 6.000%, 8/1/53	169,553
275,499	Federal National Mortgage Association, 6.000%, 9/1/53	283,442
50,691	Federal National Mortgage Association, 6.000%, 2/1/54	51,911
71,277	Federal National Mortgage Association, 6.000%, 8/1/54	73,180
114,422	Federal National Mortgage Association, 6.000%, 9/1/54	117,235
106,371	Federal National Mortgage Association, 6.000%, 9/1/54	109,106
80,816	Federal National Mortgage Association, 6.000%, 9/1/54	82,796
105,967	Federal National Mortgage Association, 6.000%, 9/1/54	108,601
104,774	Federal National Mortgage Association, 6.000%, 9/1/54	107,497
111,176	Federal National Mortgage Association, 6.000%, 9/1/54	113,802
80,541	Federal National Mortgage Association, 6.000%, 10/1/54	82,808
98,060	Federal National Mortgage Association, 6.000%, 12/1/54	101,085
92,758	Federal National Mortgage Association, 6.000%, 8/1/55	95,618
1,842	Federal National Mortgage Association, 6.500%, 4/1/29	1,873
1,451	Federal National Mortgage Association, 6.500%, 7/1/29	1,501
4,045	Federal National Mortgage Association, 6.500%, 5/1/32	4,210
3,840	Federal National Mortgage Association, 6.500%, 9/1/32	3,971
2,280	Federal National Mortgage Association, 6.500%, 10/1/32	2,358
64,860	Federal National Mortgage Association, 6.500%, 3/1/53	68,363
60,969	Federal National Mortgage Association, 6.500%, 8/1/53	64,171
The accompanying notes are an integral part of these financial statements.
36Victory Pioneer Balanced Fund | Semi-Annual | 1/31/26

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
64,785	Federal National Mortgage Association, 6.500%, 8/1/53	$ 67,427
26,715	Federal National Mortgage Association, 6.500%, 8/1/53	27,831
126,985	Federal National Mortgage Association, 6.500%, 9/1/53	132,198
67,241	Federal National Mortgage Association, 6.500%, 9/1/53	70,772
129,688	Federal National Mortgage Association, 6.500%, 8/1/54	135,324
34,824	Federal National Mortgage Association, 6.500%, 8/1/54	36,175
74,234	Federal National Mortgage Association, 6.500%, 9/1/54	77,447
65,972	Federal National Mortgage Association, 6.500%, 9/1/54	68,787
8,201	Federal National Mortgage Association, 6.500%, 9/1/54	8,618
73,675	Federal National Mortgage Association, 6.500%, 9/1/54	77,120
72,539	Federal National Mortgage Association, 6.500%, 9/1/54	75,635
6,831	Federal National Mortgage Association, 7.000%, 1/1/36	7,199
90,888	Federal National Mortgage Association, 7.000%, 2/1/55	96,970
600,000	Government National Mortgage Association, 2.000%, 2/20/56 (TBA)	498,880
700,000	Government National Mortgage Association, 2.500%, 2/20/56 (TBA)	606,212
500,000	Government National Mortgage Association, 3.000%, 2/20/56 (TBA)	451,375
100,000	Government National Mortgage Association, 3.500%, 2/20/56 (TBA)	91,595
200,000	Government National Mortgage Association, 4.000%, 2/20/56 (TBA)	189,096
300,000	Government National Mortgage Association, 4.500%, 2/20/56 (TBA)	292,911
700,000	Government National Mortgage Association, 5.000%, 2/20/56 (TBA)	699,834
700,000	Government National Mortgage Association, 5.500%, 2/20/56 (TBA)	707,646
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Balanced Fund | Semi-Annual | 1/31/2637

Schedule of Investments  |  1/31/26
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
600,000	Government National Mortgage Association, 6.500%, 2/20/56 (TBA)	$ 620,428
50,493	Government National Mortgage Association I, 3.500%, 11/15/41	47,617
6,672	Government National Mortgage Association I, 3.500%, 10/15/42	6,267
90,436	Government National Mortgage Association I, 4.000%, 9/15/41	87,147
14,967	Government National Mortgage Association I, 4.000%, 4/15/45	14,479
25,021	Government National Mortgage Association I, 4.000%, 6/15/45	24,198
13,948	Government National Mortgage Association I, 4.500%, 5/15/39	14,031
2,787	Government National Mortgage Association I, 5.500%, 8/15/33	2,863
6,015	Government National Mortgage Association I, 5.500%, 9/15/33	6,071
3,529	Government National Mortgage Association I, 6.000%, 10/15/33	3,605
6,884	Government National Mortgage Association I, 6.000%, 9/15/34	7,203
16,555	Government National Mortgage Association I, 6.000%, 9/15/38	17,460
2,861	Government National Mortgage Association I, 6.500%, 5/15/31	2,919
3,882	Government National Mortgage Association I, 6.500%, 6/15/32	4,017
4,635	Government National Mortgage Association I, 6.500%, 12/15/32	4,813
8,467	Government National Mortgage Association I, 6.500%, 5/15/33	8,601
52	Government National Mortgage Association I, 7.000%, 8/15/28	53
1,349	Government National Mortgage Association I, 8.000%, 2/15/30	1,367
176,684	Government National Mortgage Association II, 2.000%, 3/20/52	147,045
260,808	Government National Mortgage Association II, 2.500%, 4/20/52	226,041
173,361	Government National Mortgage Association II, 3.000%, 5/20/52	156,640
The accompanying notes are an integral part of these financial statements.
38Victory Pioneer Balanced Fund | Semi-Annual | 1/31/26

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
168,321	Government National Mortgage Association II, 3.500%, 6/20/44	$ 157,986
91,975	Government National Mortgage Association II, 3.500%, 7/20/47	86,302
86,114	Government National Mortgage Association II, 3.500%, 8/20/52	79,498
21,609	Government National Mortgage Association II, 4.500%, 9/20/44	21,389
9,915	Government National Mortgage Association II, 4.500%, 10/20/44	9,903
19,101	Government National Mortgage Association II, 4.500%, 11/20/44	19,076
48,251	Government National Mortgage Association II, 4.500%, 9/20/48	48,002
98,155	Government National Mortgage Association II, 4.500%, 3/20/49	97,529
28,656	Government National Mortgage Association II, 4.500%, 4/20/49	28,606
94,880	Government National Mortgage Association II, 5.000%, 4/20/38	97,327
6,195	Government National Mortgage Association II, 5.500%, 2/20/34	6,408
68,321	Government National Mortgage Association II, 5.500%, 9/20/52	69,599
754,279	Government National Mortgage Association II, 6.000%, 4/20/55	773,084
4,927	Government National Mortgage Association II, 6.500%, 11/20/28	5,097
389	Government National Mortgage Association II, 7.500%, 9/20/29	398
5,838,200	U.S. Treasury Bonds, 3.125%, 5/15/48	4,418,560
1,200,099	U.S. Treasury Inflation Indexed Notes, 1.875%, 7/15/35	1,203,815
	Total U.S. Government and Agency Obligations (Cost $43,406,003)	$42,688,949

The accompanying notes are an integral part of these financial statements.
Victory Pioneer Balanced Fund | Semi-Annual | 1/31/2639

Schedule of Investments  |  1/31/26
(unaudited) (continued)
Shares		Value
	SHORT TERM INVESTMENTS — 7.2% of Net Assets
	Open-End Fund — 7.2%
31,722,480(i)	Dreyfus Government Cash Management, Institutional Shares, 3.58%	$ 31,722,480
		$31,722,480

	TOTAL SHORT TERM INVESTMENTS (Cost $31,722,480)	$31,722,480

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 102.4% (Cost $342,540,959)	$452,657,302
		Net Realized Gain (Loss) for the period ended 1/31/26	Change in Unrealized Appreciation (Depreciation) for the period ended 1/31/26	Capital Gain Distributions for the period ended 1/31/26	Dividend Income for the period ended 1/31/26	Value
	Affiliated Issuer — 0.3%
	Closed-End Fund — 0.3% of Net Assets
162,647(j)	Pioneer ILS Interval Fund	$—	$55,734	$—	$ 136,172	$ 1,595,567
	Total Investments in Affiliated Issuer — 0.3% (Cost $1,581,741)					$1,595,567

Principal Amount USD ($)
	TBA Sales Commitments — (1.8)% of Net Assets
	U.S. Government and Agency Obligations — (1.8)%
(1,400,000)	Federal National Mortgage Association, 2.500%, 2/1/56 (TBA)	$ (1,188,142)
(200,000)	Federal National Mortgage Association, 5.500%, 2/1/56 (TBA)	(202,782)
(3,300,000)	Federal National Mortgage Association, 6.000%, 2/1/56 (TBA)	(3,379,132)
(1,300,000)	Federal National Mortgage Association, 6.500%, 3/1/56 (TBA)	(1,346,464)
The accompanying notes are an integral part of these financial statements.
40Victory Pioneer Balanced Fund | Semi-Annual | 1/31/26

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
(1,400,000)	Federal National Mortgage Association, 6.500%, 2/1/56 (TBA)	$ (1,449,766)
(200,000)	Federal National Mortgage Association, 7.000%, 2/1/56 (TBA)	(209,340)
	TOTAL TBA SALES COMMITMENTS (Proceeds $7,786,684)	$(7,775,626)

	OTHER ASSETS AND LIABILITIES — (0.9)%	$(4,163,340)
	net assets — 100.0%	$442,313,903

(A.D.R.)	American Depositary Receipts.
(G.D.R.)	Global Depositary Receipts.
(TBA)	“To Be Announced” Securities.
bps	Basis Points.
BRMMUSDF	BlackRock Liquidity Fund Treasury Trust Fund Portfolio Fund Yield.
CMT	Constant Maturity Treasury.
FHMMUSTF	Federated Hermes US Treasury Cash Reserves Fund Yield.
FREMF	Freddie Mac Multifamily Fixed-Rate Mortgage Loans.
GSMMUSTI	Goldman Sachs Money Market US Treasury Instrument Index.
JMMMUSTF	JPMorgan 100% US Treasury Securities Money Market Fund Yield.
MSMMUSTF	MSILF Treasury Securities Portfolio Fund Yield.
PRIME	U.S. Federal Funds Rate.
REIT	Real Estate Investment Trust.
REMICs	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
SOFR30A	Secured Overnight Financing Rate 30 Day Average.
(144A)	The resale of such security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers. At January 31, 2026, the value of these securities amounted to $52,240,398, or 11.8% of net assets.
(a)	Floating rate note. Coupon rate, reference index and spread shown at January 31, 2026.
(b)	Non-income producing security.
(c)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at January 31, 2026.
(d)	Debt obligation initially issued at one coupon which converts to a higher coupon at a speciﬁc date. The rate shown is the rate at January 31, 2026.
(e)	Security is in default.
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Balanced Fund | Semi-Annual | 1/31/2641

Schedule of Investments  |  1/31/26
(unaudited) (continued)
(f)	Security represents the interest-only portion payments on a pool of underlying mortgages or mortgage-backed securities.
(g)	Securities purchased on a when-issued basis. Rates do not take effect until settlement date.
(h)	Security is perpetual in nature and has no stated maturity date.
(i)	Rate periodically changes. Rate disclosed is the 7-day yield at January 31, 2026.
(j)	Pioneer ILS Interval Fund is an affiliated closed-end fund managed by Victory Capital Management Inc. (the “Adviser”).
*	Senior secured ﬂoating rate loan interests in which the Fund invests generally pay interest at rates that are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as SOFR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certiﬁcate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at January 31, 2026.
+	Security is valued using significant unobservable inputs (Level 3).
†	Amount rounds to less than 0.1%.
#	Securities are restricted as to resale (see Notes to Financial Statements — Note 1I).
Restricted Securities	Acquisition date	Cost	Value
Blue Ridge Re	11/14/2023	$250,000	$254,025
Bonanza Re	12/16/2024	250,000	251,700
Cape Lookout Re	10/28/2025	257,062	253,000
Four Lakes Re	12/8/2023	250,000	253,650
Galileo Re	12/4/2023	250,000	260,925
High Point Re	12/1/2023	250,000	252,925
Integrity Re	10/22/2025	266,625	260,000
Mystic Re	12/12/2023	250,000	259,875
Residential Re	11/7/2023	250,000	261,300
Residential Re	11/4/2024	250,000	257,575
Sanders Re	1/16/2024	250,000	261,400
Total Restricted Securities			$2,826,375
% of Net assets			0.6%
The accompanying notes are an integral part of these financial statements.
42Victory Pioneer Balanced Fund | Semi-Annual | 1/31/26

FUTURES CONTRACTS
FIXED INCOME INDEX FUTURES CONTRACTS
Number of Contracts Long	Description	Expiration Date	Notional Amount	Market Value	Unrealized (Depreciation)
31	U.S. 2 Year Note (CBT)	3/31/26	$6,477,138	$6,463,258	$(13,880)
119	U.S. 5 Year Note (CBT)	3/31/26	13,058,214	12,962,633	(95,581)
14	U.S. 10 Year Ultra Bond (CBT)	3/20/26	1,601,860	1,598,188	(3,672)
19	U.S. Long Bond (CBT)	3/20/26	2,221,961	2,187,375	(34,586)
79	U.S. Ultra Bond (CBT)	3/20/26	9,481,934	9,277,562	(204,372)
			$32,841,107	$32,489,016	$(352,091)
Number of Contracts Short	Description	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
7	U.S. 10 Year Note (CBT)	3/20/26	$(787,492)	$(782,797)	$4,695
TOTAL FUTURES CONTRACTS			$32,053,615	$31,706,219	$(347,396)
CBT	Chicago Board of Trade.
SWAP CONTRACTS
CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS – SELL PROTECTION
Notional Amount ($)(1)	Reference Obligation/Index	Pay/ Receive(2)	Annual Fixed Rate	Expiration Date	Premiums Paid	Unrealized Appreciation	Market Value
1,373,100	Markit CDX North America High Yield Index Series 43	Receive	5.00%	12/20/29	$63,299	$52,511	$115,810
TOTAL CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS – SELL PROTECTION					$63,299	$52,511	$115,810
TOTAL SWAP CONTRACTS					$63,299	$52,511	$115,810

(1)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.
(2)	Receives quarterly.
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Balanced Fund | Semi-Annual | 1/31/2643

Schedule of Investments  |  1/31/26
(unaudited) (continued)
Purchases and sales of securities (excluding short-term investments, TBA sales commitments, in-kind redemptions and all derivative contracts except for options purchased) for the six months ended January 31, 2026 were as follows:
	Purchases	Sales
Long-Term U.S. Government Securities	$1,219,199	$2,604,321
Other Long-Term Securities	$76,042,893	$101,058,741
At January 31, 2026, the net unrealized appreciation on investments based on cost for federal tax purposes of $337,812,343 was as follows:
Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$117,618,580
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(9,248,565)
Net unrealized appreciation	$108,370,015
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.). See Notes to Financial Statements — Note 1A.
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments). See Notes to Financial Statements — Note 1A.
The accompanying notes are an integral part of these financial statements.
44Victory Pioneer Balanced Fund | Semi-Annual | 1/31/26

The following is a summary of the inputs used as of January 31, 2026 in valuing the Fund’s investments:
	Level 1	Level 2	Level 3	Total
Senior Secured Floating Rate Loan Interests	$—	$194,800	$—	$194,800
Common Stocks	289,334,226	—	—	289,334,226
Asset Backed Securities	—	14,480,050	35,000	14,515,050
Collateralized Mortgage Obligations	—	10,161,137	—	10,161,137
Commercial Mortgage-Backed Securities	—	5,408,595	—	5,408,595
Corporate Bonds
Diversified Financial Services	—	4,186,595	—*	4,186,595*
All Other Corporate Bonds	—	49,322,171	—	49,322,171
Municipal Bonds	—	177,384	—	177,384
Preferred Stock	547,969	—	—	547,969
Insurance-Linked Securities
Event Linked Bonds	—	2,826,375	—	2,826,375
Foreign Government Bonds	—	1,571,571	—	1,571,571
U.S. Government and Agency Obligations	—	42,688,949	—	42,688,949
Open-End Fund	31,722,480	—	—	31,722,480
Affiliated Closed-End Fund	1,595,567	—	—	1,595,567
Total Investments in Securities	$323,200,242	$131,017,627	$35,000	$454,252,869
Liabilities
TBA Sales Commitments	$—	$(7,775,626)	$—	$(7,775,626)
Total Liabilities	$—	$(7,775,626)	$—	$(7,775,626)
Other Financial Instruments
Net unrealized depreciation on futures contracts	$(347,396)	$—	$—	$(347,396)
Centrally cleared swap contracts^	—	52,511	—	52,511
Total Other Financial Instruments	$(347,396)	$52,511	$—	$(294,885)
*	Securities valued at $0.
^	Reflects the unrealized appreciation (depreciation) of the instruments.
Transfers are calculated on the beginning of period values. During the period ended January 31, 2026, a security valued at $100,103 was transferred from Level 2 to Level 3, due to valuing the security using unobservable inputs. There were no other transfers between Levels 1, 2 and 3..
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Balanced Fund | Semi-Annual | 1/31/2645

Statement of Assets and Liabilities  |  1/31/26
(unaudited)
ASSETS:
Investments in unaffiliated issuers, at value (cost $342,540,959)	$452,657,302
Investments in affiliated issuers, at value (cost $1,581,741)	1,595,567
Cash	743
Futures collateral	2,322,886
Due from broker for futures	22,445
Swap contracts, at value (premium paid $63,299)	115,810
Receivables —
Investment securities sold	13,002,951
Fund shares sold	442,899
Dividends	380,141
Interest	970,101
Due from the Adviser	11,853
Other assets	37,061
Total assets	$471,559,759
LIABILITIES:
Payables —
Investment securities purchased	$20,834,508
Fund shares repurchased	223,272
Distributions	46
Trustees’ fees	1,300
Interest expense	13,246
Swaps collateral	33,575
Variation margin for centrally cleared swap contracts	743
Variation margin for futures contracts	22,445
TBA sales commitments, at value	7,775,626
Management fees	180,932
Administrative expenses	18,957
Distribution fees	44,153
Accrued expenses	97,053
Total liabilities	$29,245,856
NET ASSETS:
Paid-in capital	$298,800,020
Distributable earnings	143,513,883
Net assets	$442,313,903
NET ASSET VALUE PER SHARE:
No par value (unlimited number of shares authorized)
Class A (based on $292,020,209/22,425,500 shares)	$13.02
Class C (based on $27,654,398/2,149,694 shares)	$12.86
Class R6 (based on $46,637,557/3,591,546 shares)	$12.99
Class Y (based on $76,001,739/5,789,788 shares)	$13.13
MAXIMUM OFFERING PRICE PER SHARE:
Class A (based on $13.02 net asset value per share/100%-2.25% maximum sales charge)	$13.32
The accompanying notes are an integral part of these financial statements.
46Victory Pioneer Balanced Fund | Semi-Annual | 1/31/26

Statement of Operations (unaudited)
FOR THE SIX MONTHS ENDED 1/31/26
INVESTMENT INCOME:
Interest from unaffiliated issuers (net of foreign taxes withheld $1,177)	$3,124,889
Dividends from unaffiliated issuers (net of foreign taxes withheld $34,488)	2,214,837
Dividends from affiliated issuers	136,172
Total Investment Income		$5,475,898
EXPENSES:
Management fees	$1,078,408
Administrative expenses	92,474
Transfer agent fees
Class A	55,900
Class C	5,786
Class R6	123
Class Y	52,229
Distribution fees
Class A	354,232
Class C	140,353
Shareholder communications expense	31,655
Custodian fees	407
Registration fees	89,065
Professional fees	51,123
Printing expense	4,681
Trustees’ fees	6,787
Insurance expense	1,268
Miscellaneous	6,038
Total expenses		$1,970,529
Less fees waived and expenses reimbursed by the Adviser		(26,448)
Net expenses		$1,944,081
Net investment income		$3,531,817
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments in unaffiliated issuers	$25,227,855
In-kind redemptions	14,061,812
TBA sales commitments	(285)
Futures contracts	497,652
Swap contracts	21,098
Other assets and liabilities denominated in foreign currencies	(4,653)	$39,803,479
Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	$15,399,953
Investments in affiliated issuers	55,734
TBA sales commitments	13,388
Futures contracts	(392,677)
Swap contracts	19,592
Other assets and liabilities denominated in foreign currencies	2,157	$15,098,147
Net realized and unrealized gain (loss) on investments		$54,901,626
Net increase in net assets resulting from operations		$58,433,443
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Balanced Fund | Semi-Annual | 1/31/2647

Statements of Changes in Net Assets
	Six Months Ended 1/31/26 (unaudited)	Year Ended 7/31/25
FROM OPERATIONS:
Net investment income (loss)	$3,531,817	$8,106,270
Net realized gain (loss) on investments	39,803,479	34,519,276
Change in net unrealized appreciation (depreciation) on investments	15,098,147	(10,043,195)
Net increase in net assets resulting from operations	$58,433,443	$32,582,351
DISTRIBUTIONS TO SHAREHOLDERS:
Class A ($0.35 and $0.25 per share, respectively)	$(7,838,753)	$(6,127,675)
Class C ($0.29 and $0.17 per share, respectively)	(656,016)	(477,952)
Class R6 ($0.36 and $0.29 per share, respectively)	(1,256,904)	(1,052,951)
Class R* ($— and $0.17 per share, respectively)	—	(81,551)
Class Y ($0.36 and $0.28 per share, respectively)	(2,120,513)	(1,647,080)
Total distributions to shareholders	$(11,872,186)	$(9,387,209)
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sales of shares	$41,595,570	$92,365,136
Reinvestment of distributions	11,725,085	9,269,899
Cost of shares repurchased	(48,632,431)	(105,664,687)
In-kind redemptions	(19,811,024)	(35,000,000)
Net decrease in net assets resulting from Fund share transactions	$(15,122,800)	$(39,029,652)
Net increase (decrease) in net assets	$31,438,457	$(15,834,510)
NET ASSETS:
Beginning of period	$410,875,446	$426,709,956
End of period	$442,313,903	$410,875,446

*	Pioneer Balanced ESG Fund (the “Predecessor Fund” reorganized with the Fund effective April 1, 2025 (the “Reorganization”). The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C, Class K, Class R and Class Y shares of the Predecessor Fund received Class A, Class C, Class R6, Class A and Class Y shares of the Fund, respectively.
The accompanying notes are an integral part of these financial statements.
48Victory Pioneer Balanced Fund | Semi-Annual | 1/31/26

	Six Months Ended 1/31/26 Shares (unaudited)	Six Months Ended 1/31/26 Amount (unaudited)	Year Ended 7/31/25 Shares	Year Ended 7/31/25 Amount
Class A
Shares sold	657,984	$8,265,703	1,759,466	$19,393,783
Reinvestment of distributions	610,437	7,703,487	538,798	6,020,564
Less shares repurchased	(1,750,685)	(21,810,136)	(4,949,775)	(54,866,322)
Net decrease	(482,264)	$(5,840,946)	(2,651,511)	$(29,451,975)
Class C
Shares sold	59,429	$742,685	228,389	$2,526,958
Reinvestment of distributions	52,544	656,016	43,166	477,938
Less shares repurchased	(389,751)	(4,783,541)	(928,477)	(10,203,892)
Net decrease	(277,778)	$(3,384,840)	(656,922)	$(7,198,996)
Class R6
Shares sold	333,795	$4,212,906	1,018,864	$11,287,578
Reinvestment of distributions	99,835	1,256,904	94,665	1,052,951
Less shares repurchased	(377,331)	(4,696,822)	(1,224,065)	(13,661,552)
Net increase (decrease)	56,299	$772,988	(110,536)	$(1,321,023)
Class R*
Shares sold	—	$—	86,328	$963,984
Reinvestment of distributions	—	—	7,292	81,551
Less shares repurchased	—	—	(587,005)	(6,348,923)
Net decrease	—	$—	(493,385)	$(5,303,388)
Class Y
Shares sold	2,234,061	$28,374,276	5,184,521	$58,192,833
Reinvestment of distributions	165,773	2,108,678	145,620	1,636,895
Less shares repurchased	(1,387,457)	(17,341,932)	(1,842,210)	(20,583,998)
In-kind redemptions	(1,574,803)	(19,811,024)	(3,122,212)	(35,000,000)
Net increase (decrease)	(562,426)	$(6,670,002)	365,719	$4,245,730

*	Pioneer Balanced ESG Fund (the “Predecessor Fund” reorganized with the Fund effective April 1, 2025 (the “Reorganization”). The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C, Class K, Class R and Class Y shares of the Predecessor Fund received Class A, Class C, Class R6, Class A and Class Y shares of the Fund, respectively.
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Balanced Fund | Semi-Annual | 1/31/2649

Financial Highlights
	Six Months Ended 1/31/26 (unaudited)	Year Ended 7/31/25	Year Ended 7/31/24	Year Ended 7/31/23	Year Ended 7/31/22	Year Ended 7/31/21
Class A
Net asset value, beginning of period	$11.66	$11.01	$9.95	$9.66	$11.31	$9.72
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$0.10	$0.22	$0.21	$0.19	$0.11	$0.12
Net realized and unrealized gain (loss) on investments	1.61	0.68	1.06	0.41	(0.85)	1.84
Net increase (decrease) from investment operations	$1.71	$0.90	$1.27	$0.60	$(0.74)	$1.96
Distributions to shareholders:
Net investment income	$(0.13)	$(0.21)	$(0.21)	$(0.18)	$(0.13)	$(0.11)
Net realized gain	(0.22)	(0.04)	—	(0.13)	(0.78)	(0.26)
Total distributions	$(0.35)	$(0.25)	$(0.21)	$(0.31)	$(0.91)	$(0.37)
Net increase (decrease) in net asset value	$1.36	$0.65	$1.06	$0.29	$(1.65)	$1.59
Net asset value, end of period	$13.02	$11.66	$11.01	$9.95	$9.66	$11.31
Total return (b)	14.80%(c)	8.31%	12.85%(d)	6.51%	(7.23)%	20.60%
Ratio of net expenses to average net assets	0.92%(e)	0.90%	0.93%	0.94%	0.95%	0.99%
Ratio of net investment income (loss) to average net assets	1.62%(e)	1.96%	2.01%	2.02%	1.07%	1.12%
Portfolio turnover rate	19%(c)(f)	29%(f)	33%	44%	40%	54%
Net assets, end of period (in thousands)	$292,020	$267,188	$281,325	$270,804	$279,982	$301,068
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	0.92%(e)	0.90%	0.93%	0.96%	0.95%	1.00%
Net investment income (loss) to average net assets	1.62%(e)	1.96%	2.01%	2.00%	1.07%	1.11%
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
(c)	Not annualized.
(d)	For the year ended July 31, 2024, the Fund’s total return includes a reimbursement by the Adviser. The impact on Class A’s total return was less than 0.005%.
(e)	Annualized.
(f)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
The accompanying notes are an integral part of these financial statements.
50Victory Pioneer Balanced Fund | Semi-Annual | 1/31/26

	Six Months Ended 1/31/26 (unaudited)	Year Ended 7/31/25	Year Ended 7/31/24	Year Ended 7/31/23	Year Ended 7/31/22	Year Ended 7/31/21
Class C
Net asset value, beginning of period	$11.52	$10.87	$9.84	$9.57	$11.21	$9.65
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$0.05	$0.13	$0.13	$0.12	$0.03	$0.04
Net realized and unrealized gain (loss) on investments	1.58	0.69	1.04	0.40	(0.84)	1.82
Net increase (decrease) from investment operations	$1.63	$0.82	$1.17	$0.52	$(0.81)	$1.86
Distributions to shareholders:
Net investment income	$(0.07)	$(0.13)	$(0.14)	$(0.12)	$(0.05)	$(0.04)
Net realized gain	(0.22)	(0.04)	—	(0.13)	(0.78)	(0.26)
Total distributions	$(0.29)	$(0.17)	$(0.14)	$(0.25)	$(0.83)	$(0.30)
Net increase (decrease) in net asset value	$1.34	$0.65	$1.03	$0.27	$(1.64)	$1.56
Net asset value, end of period	$12.86	$11.52	$10.87	$9.84	$9.57	$11.21
Total return (b)	14.30%(c)	7.61%	11.95%(d)	5.69%	(7.92)%	19.63%
Ratio of net expenses to average net assets	1.67%(e)	1.65%	1.68%	1.69%	1.68%	1.72%
Ratio of net investment income (loss) to average net assets	0.87%(e)	1.22%	1.27%	1.28%	0.33%	0.41%
Portfolio turnover rate	19%(c)(f)	29%(f)	33%	44%	40%	54%
Net assets, end of period (in thousands)	$27,654	$27,964	$33,543	$35,936	$43,776	$55,342
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	1.67%(e)	1.65%	1.68%	1.70%	1.69%	1.73%
Net investment income (loss) to average net assets	0.87%(e)	1.22%	1.27%	1.27%	0.32%	0.40%
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
(c)	Not annualized.
(d)	For the year ended July 31, 2024, the Fund’s total return includes a reimbursement by the Adviser. The impact on Class C’s total return was less than 0.005%.
(e)	Annualized.
(f)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Balanced Fund | Semi-Annual | 1/31/2651

Financial Highlights (continued)
	Six Months Ended 1/31/26 (unaudited)	Year Ended 7/31/25	Year Ended 7/31/24	Year Ended 7/31/23	Year Ended 7/31/22	Year Ended 7/31/21
Class R6
Net asset value, beginning of period	$11.62	$10.97	$9.92	$9.64	$11.29	$9.71
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$0.12	$0.25	$0.24	$0.22	$0.15	$0.15
Net realized and unrealized gain (loss) on investments	1.61	0.69	1.05	0.40	(0.85)	1.84
Net increase (decrease) from investment operations	$1.73	$0.94	$1.29	$0.62	$(0.70)	$1.99
Distributions to shareholders:
Net investment income	$(0.14)	$(0.25)	$(0.24)	$(0.21)	$(0.17)	$(0.15)
Net realized gain	(0.22)	(0.04)	—	(0.13)	(0.78)	(0.26)
Total distributions	$(0.36)	$(0.29)	$(0.24)	$(0.34)	$(0.95)	$(0.41)
Net increase (decrease) in net asset value	$1.37	$0.65	$1.05	$0.28	$(1.65)	$1.58
Net asset value, end of period	$12.99	$11.62	$10.97	$9.92	$9.64	$11.29
Total return (b)	14.93%(c)	8.71%	13.19%(d)	6.72%	(6.90)%	20.96%
Ratio of net expenses to average net assets	0.62%(e)	0.60%	0.62%	0.65%	0.65%	0.65%
Ratio of net investment income (loss) to average net assets	1.92%(e)	2.27%	2.32%	2.35%	1.44%	1.43%
Portfolio turnover rate	19%(c)(f)	29%(f)	33%	44%	40%	54%
Net assets, end of period (in thousands)	$46,638	$41,090	$40,010	$38,360	$7,732	$2,575
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	0.62%(e)	0.60%	0.63%	0.66%	0.65%	0.70%
Net investment income (loss) to average net assets	1.92%(e)	2.27%	2.31%	2.34%	1.44%	1.38%
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
(c)	Not annualized.
(d)	For the year ended July 31, 2024, the Fund’s total return includes a reimbursement by the Adviser. The impact on Class K’s total return was less than 0.005%.
(e)	Annualized.
(f)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
The accompanying notes are an integral part of these financial statements.
52Victory Pioneer Balanced Fund | Semi-Annual | 1/31/26

	Six Months Ended 1/31/26 (unaudited)	Year Ended 7/31/25	Year Ended 7/31/24	Year Ended 7/31/23	Year Ended 7/31/22	Year Ended 7/31/21
Class Y
Net asset value, beginning of period	$11.75	$11.09	$10.04	$9.74	$11.39	$9.79
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$0.12	$0.24	$0.23	$0.22	$0.14	$0.15
Net realized and unrealized gain (loss) on investments	1.62	0.70	1.06	0.41	(0.85)	1.86
Net increase (decrease) from investment operations	$1.74	$0.94	$1.29	$0.63	$(0.71)	$2.01
Distributions to shareholders:
Net investment income	$(0.14)	$(0.24)	$(0.24)	$(0.20)	$(0.16)	$(0.15)
Net realized gain	(0.22)	(0.04)	—	(0.13)	(0.78)	(0.26)
Total distributions	$(0.36)	$(0.28)	$(0.24)	$(0.33)	$(0.94)	$(0.41)
Net increase (decrease) in net asset value	$1.38	$0.66	$1.05	$0.30	$(1.65)	$1.60
Net asset value, end of period	$13.13	$11.75	$11.09	$10.04	$9.74	$11.39
Total return (b)	14.92%(c)	8.59%	13.03%(d)	6.85%	(6.95)%	20.99%
Ratio of net expenses to average net assets	0.72%(e)	0.70%	0.72%	0.65%	0.65%	0.65%
Ratio of net investment income (loss) to average net assets	1.82%(e)	2.16%	2.23%	2.32%	1.37%	1.46%
Portfolio turnover rate	19%(c)(f)	29%(f)	33%	44%	40%	54%
Net assets, end of period (in thousands)	$76,002	$74,634	$66,401	$66,521	$73,819	$71,290
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	0.76%(e)	0.70%	0.74%	0.75%	0.75%	0.77%
Net investment income (loss) to average net assets	1.78%(e)	2.16%	2.21%	2.22%	1.27%	1.34%
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
(c)	Not annualized.
(d)	For the year ended July 31, 2024, the Fund’s total return includes a reimbursement by the Adviser. The impact on Class Y’s total return was less than 0.005%.
(e)	Annualized.
(f)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Balanced Fund | Semi-Annual | 1/31/2653

Notes to Financial Statements  |  1/31/26
(unaudited)
1. Organization and Signiﬁcant Accounting Policies
Victory Pioneer Balanced Fund (the “Fund”) is one of 26 portfolios comprising  Victory Portfolios IV  (the “Trust”), a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and the Fund is a diversified, open-end management investment company. The Fund, which commenced operations on April 1, 2025, is the successor to Pioneer Balanced ESG Fund (the “Predecessor Fund”) and, accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund. The Predecessor Fund transferred all of the net assets of its Class A, Class C, Class K, Class R and Class Y shares in exchange for the Fund's Class A, Class C, Class R6, Class A and Class Y shares, respectively, on April 1, 2025, pursuant to an agreement and plan of reorganization (the “Reorganization”), which was approved by the shareholders of the Predecessor Fund on March 27, 2025. Accordingly, the Reorganization, which did not result in any federal income tax to the Predecessor Fund or its shareholders, had no effect on the Fund’s operations. The Fund’s investment objective is to seek capital growth and current income through a diversified portfolio of equity securities and bonds.
The Fund offers four classes of shares designated as Class A, Class C, Class R6 and Class Y shares. Each class of shares represents an interest in the same portfolio of investments of the Fund and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different rates of class-speciﬁc fees and expenses, such as transfer agent and distribution fees. Differences in class-speciﬁc fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends from net investment income earned by each class. The Second Amended and Restated Trust Instrument of the Fund gives the Board of Trustees the flexibility to specify either per-share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per-share voting, each share of a class of the Fund is entitled to one vote. Under dollar-weighted voting, a shareholder’s voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Each share class has exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class R6 or Class Y shares.
Victory Capital Management Inc. (“Victory Capital” or the “Adviser”) serves as the Fund’s investment adviser. Victory Capital Services, Inc. (the
54Victory Pioneer Balanced Fund | Semi-Annual | 1/31/26

“Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust and receives no fee or other compensation for these services.
The Fund complies with Rule 18f-4 under the 1940 Act, which governs the use of derivatives by registered investment companies. Rule 18f-4 permits funds to enter into derivatives transactions (as defined in Rule 18f-4) and certain other transactions notwithstanding the restrictions on the issuance of “senior securities” under Section 18 of the 1940 Act. Rule 18f-4 requires a fund to establish and maintain a comprehensive derivatives risk management program, appoint a derivatives risk manager and comply with a relative or absolute limit on fund leverage risk calculated based on value-at-risk (“VaR”).
The Fund adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (ASU 2023-07). The Fund’s adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. The management committee of the Adviser acts as the Fund’s Chief Operations Decision Maker (CODM) who assesses performance and allocates resources with respect to the Fund. The Fund’s operations constitute a single operating segment and therefore, a single reportable segment, because the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM manages the business activities using information of the Fund as a whole, and assesses performance of the Fund. The financial information provided to and reviewed by the CODM is the same as that presented within the Fund’s financial statements.
On December 14, 2023, the Financial Accounting Standards Board (FASB) issued ASU 2023-09, which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. The amendments in this ASU are intended to address investor requests for more transparency about income tax information and to improve the effectiveness of income tax disclosures. ASU 2023-09 applies to all entities that are subject to ASC 740, Income Taxes. The ASU is effective for annual periods beginning after December 15, 2024. Management is currently evaluating the impact of ASU 2023-09 and does not believe it will have a material impact on the Fund’s financial statements.
The Fund is a series of a registered investment company and follows investment company accounting and reporting guidance under U.S. Generally Accepted Accounting Principles (“U.S. GAAP”). U.S. GAAP requires the management of the Fund to make estimates and assumptions
Victory Pioneer Balanced Fund | Semi-Annual | 1/31/2655

that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the ﬁnancial statements, and the reported amounts of income, expenses and gain or loss on investments during the reporting period. Actual results could differ from those estimates.
The following is a summary of signiﬁcant accounting policies followed by the Fund in the preparation of its ﬁnancial statements:
A.	Security Valuation
The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange (“NYSE”) is open, as of the close of regular trading on the NYSE.
Equity securities that have traded on an exchange are valued by using the last sale price on the principal exchange where they are traded. Equity securities that have not traded on the date of valuation, or securities for which sale prices are not available, generally are valued using the mean between the last bid and asked prices or, if both last bid and asked prices are not available, at the last quoted bid price. Last sale and bid and asked prices are provided by independent third party pricing services. In the case of equity securities not traded on an exchange, prices are typically determined by independent third party pricing services using a variety of techniques and methods.
The value of foreign securities is translated into U.S. dollars based on foreign currency exchange rate quotations supplied by a third party pricing source. Trading in non-U.S. equity securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. The Adviser may use a fair value model developed by an independent pricing service to value non-U.S. equity securities.
Fixed income securities are valued by using prices supplied by independent pricing services, which consider such factors as market prices, market events, quotations from one or more brokers, Treasury spreads, yields, maturities and ratings, or may use a pricing matrix or other fair value methods or techniques to provide an estimated value of the security or instrument. A pricing matrix is a means of valuing a debt security on the basis of current market prices for other debt securities, historical trading patterns in the market for fixed income securities and/or other factors. Non-U.S. debt securities that are listed on an exchange will be valued at the bid price obtained from an independent third party pricing service. When independent third party pricing
56Victory Pioneer Balanced Fund | Semi-Annual | 1/31/26

services are unable to supply prices, or when prices or market quotations are considered to be unreliable, the value of that security may be determined using quotations from one or more broker-dealers.
Loan interests are valued at the mean between the last available bid and asked prices from one or more brokers or dealers as obtained from Loan Pricing Corporation, an independent third party pricing service. If price information is not available from Loan Pricing Corporation, or if the price information is deemed to be unreliable, price information will be obtained from an alternative loan interest pricing service. If no reliable price quotes are available from either the primary or alternative pricing service, broker quotes will be solicited.
Event-linked bonds are valued at the bid price obtained from an independent third party pricing service. Other insurance-linked securities (including reinsurance sidecars, collateralized reinsurance and industry loss warranties) may be valued at the bid price obtained from an independent pricing service, or through a third party using a pricing matrix, insurance valuation models, or other fair value methods or techniques to provide an estimated value of the instrument.
Futures contracts are generally valued at the closing settlement price established by the exchange on which they are traded.
Swap contracts, including interest rate swaps, caps and floors (other than centrally cleared swap contracts), are valued at the dealer quotations obtained from reputable International Swap and Derivatives Association members. Centrally cleared swaps are valued at the daily settlement price provided by the central clearing counterparty.
Shares of open-end registered investment companies (including money market mutual funds) are valued at such fund’s net asset value.
Shares of closed-end interval funds that offer their shares at net asset value are valued at such fund’s net asset value.
Repurchase agreements are valued at par. Cash may include overnight time deposits at approved financial institutions.
Securities or loan interests for which independent pricing services or broker-dealers are unable to supply prices or for which market prices and/or quotations are not readily available or are considered to be unreliable are valued by a fair valuation team comprised of certain personnel of the Adviser. The Adviser is designated as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Adviser’s fair valuation team is responsible for monitoring developments that may impact fair valued securities.
Victory Pioneer Balanced Fund | Semi-Annual | 1/31/2657

Inputs used when applying fair value methods to value a security may include credit ratings, the financial condition of the company, current market conditions and comparable securities. The Adviser may use fair value methods if it is determined that a significant event has occurred after the close of the exchange or market on which the security trades and prior to the determination of the Fund’s net asset value. Examples of a significant event might include political or economic news, corporate restructurings, natural disasters, terrorist activity, tariffs, or trading halts. Thus, the valuation of the Fund’s securities may differ significantly from exchange prices, and such differences could be material.
B.	Investment Income and Transactions
Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend date in the exercise of reasonable diligence.
Interest income, including interest on income-bearing cash accounts, is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates and net of income accrued on defaulted securities.
Interest and dividend income payable by delivery of additional shares is reclassified as PIK (payment-in-kind) income upon receipt and is included in interest and dividend income, respectively.
Principal amounts of mortgage-backed securities are adjusted for monthly paydowns. Premiums and discounts related to certain mortgage-backed securities are amortized or accreted in proportion to the monthly paydowns. All discounts/premiums on purchase prices of debt securities are accreted/amortized for financial reporting purposes over the life of the respective securities, and such accretion/amortization is included in interest income.
Security transactions are recorded as of trade date. Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.
C.	Foreign Currency Translation
The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.
58Victory Pioneer Balanced Fund | Semi-Annual | 1/31/26

Net realized gains and losses on foreign currency transactions, if any, represent, among other things, the net realized gains and losses on foreign currency exchange contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated on the Statement of Operations from the effects of changes in the market prices of those securities, but are included with the net realized and unrealized gain or loss on investments.
D.	Federal Income Taxes
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income and net realized capital gains, if any, to its shareholders. Therefore, no provision for federal income taxes is required. As of January 31, 2026, the Fund did not accrue any interest or penalties with respect to uncertain tax positions, which, if applicable, would be recorded as an income tax expense on the Statement of Operations. Tax returns filed within the prior three years remain subject to examination by federal and state tax authorities.
The amount and character of income and capital gain distributions to shareholders are determined in accordance with federal income tax rules, which may differ from U.S. GAAP. Distributions in excess of net investment income or net realized gains are temporary over distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes. Capital accounts within the financial statements are adjusted for permanent book/tax differences to reflect tax character, but are not adjusted for temporary differences.
A portion of the dividend income recorded by the Fund is from distributions by publicly traded real estate investment trusts (“REITs”), and such distributions for tax purposes may also consist of capital gains and return of capital. The actual return of capital and capital gains portions of such distributions will be determined by formal notifications from the REITs subsequent to the calendar year-end. Distributions received from the REITs that are determined to be a return of capital are recorded by the Fund as a reduction of the cost basis of the securities held and those determined to be capital gain are reflected as such on the Statement of Operations.
Victory Pioneer Balanced Fund | Semi-Annual | 1/31/2659

The tax character of current year distributions payable will be determined at the end of the current taxable year. The tax character of distributions paid during the year ended July 31, 2025 was as follows:
2025
Distributions paid from:
Ordinary income	$7,814,346
Long-term capital gains	1,572,863
Total	$9,387,209
The following shows the components of distributable earnings (losses) on a federal income tax basis at July 31, 2025:
2025
Distributable earnings/(losses):
Undistributed ordinary income	$1,124,308
Undistributed long-term capital gains	1,478,020
Other book/tax temporary differences	(43)
Net unrealized appreciation	94,350,341
Total	$96,952,626
The difference between book-basis and tax-basis net unrealized appreciation is attributable to the tax deferral of losses on wash sales, the tax treatment of premium and amortization, defaulted bond adjustments, the mark to market of futures contracts, adjustments related to insurance-linked securities and adjustments related to perpetual bonds.
E.	Fund Shares
The Fund records sales and repurchases of its shares as of trade date. The Distributor earned $2,786 in underwriting commissions on the sale of Class A shares during the six months ended January 31, 2026.
F.	Class Allocations
Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on its respective percentage of adjusted net assets at the beginning of the day.
Distribution fees are calculated based on the average daily net asset value attributable to Class A and Class C shares of the Fund, respectively (see Note 5). Class R6 and Class Y shares do not pay distribution fees. All expenses and fees paid to the Fund’s transfer agent for its services are allocated among the classes of shares based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 4).
60Victory Pioneer Balanced Fund | Semi-Annual | 1/31/26

Distributions to shareholders are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner and at the same time, except that net investment income dividends to Class A, Class C, Class R6 and Class Y shares can reflect different transfer agent and distribution expense rates.
G.	Risks
The value of securities held by the Fund may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political or regulatory conditions, recessions, the spread of infectious illness or other public health issues, inflation, changes in interest rates, armed conflict such as between Russia and Ukraine or in the Middle East, sanctions against Russia, other nations or individuals or companies and possible countermeasures, lack of liquidity in the bond markets or adverse investor sentiment. In the past several years, financial markets have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. These conditions may continue, recur, worsen or spread. Inflation and interest rates may increase. These circumstances could adversely affect the value and liquidity of the Fund’s investments and negatively impact the Fund’s performance.
Some sectors of the economy and individual issuers have experienced or may experience particularly large losses. Periods of extreme volatility in the financial markets, reduced liquidity of many instruments, increased government debt, inflation, and disruptions to supply chains, consumer demand and employee availability, may continue for some time. Following the commencement of the conflict in Ukraine, Russian securities lost all, or nearly all, their market value. Other securities or markets could be similarly affected by past or future political, geopolitical or other events or conditions.
Governments and central banks, including the U.S. Federal Reserve, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. These actions have resulted in significant expansion of public debt, including in the U.S. The consequences of high public debt, including its future impact on the economy and securities markets, may not be known for some time.
The U.S. and other countries are periodically involved in disputes over trade and other matters, which may result in tariffs, investment restrictions and adverse impacts on affected companies and securities. For example, the U.S. has imposed tariffs and other trade barriers on Chinese exports, has restricted sales of certain categories of goods to China, and has established barriers to investments in China. Trade
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disputes may adversely affect the economies of the U.S. and its trading partners, as well as companies directly or indirectly affected and financial markets generally. If the political climate between the U.S. and China does not improve or continues to deteriorate, China enters into military conflict with Taiwan, the Philippines or another neighbor, or other geopolitical conflicts develop or get worse, economies, markets and individual securities may be severely affected both regionally and globally, and the value of the Fund’s assets may go down.
At times, the Fund’s investments may represent industries or industry sectors that are interrelated or have common risks, making the Fund more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.
The Adviser allocates the Fund’s assets between equity and debt securities based on its assessment of current business, economic and market conditions. Normally, the Fund invests a minimum of 25% of its net assets in each of equity and debt securities and invests up to 70% of its net assets in equity securities. The Fund’s investments in foreign markets and countries with limited developing markets may subject the Fund to a greater degree of risk than investments in developed markets. These risks include disruptive political or economic conditions, military conflicts and sanctions, terrorism, sustained economic downturns, financial instability, less liquid trading markets, extreme price volatility, currency risks, reduction of government or central bank support, inadequate accounting standards, tariffs, tax disputes or other tax burdens, nationalization or expropriation of assets and the imposition of adverse governmental laws, arbitrary application of laws and regulations or lack of rule of law and investment and repatriation restrictions. Lack of information and less market regulation also may affect the value of these securities. Withholding and other non-U.S. taxes may decrease the Fund’s return. Non-U.S. issuers may be located in parts of the world that have historically been prone to natural disasters. Investing in depositary receipts is subject to many of the same risks as investing directly in non-U.S. issuers. Depositary receipts may involve higher expenses and may trade at a discount (or premium) to the underlying security.
In response to the military conflict in Ukraine commencing in 2022, the United States and other countries issued broad-ranging economic sanctions against Russia and Belarus and certain companies and individuals. Since then, Russian securities lost all, or nearly all, their market value, and many other issuers, securities and markets have been adversely affected. The United States and other countries may impose sanctions on other countries, companies and individuals in light of
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Russia’s military invasion. The extent and duration of the military action or future escalation of such hostilities, the extent and impact of existing and future sanctions, market disruptions and volatility, and the result of any diplomatic negotiations cannot be predicted. These and any related events could have a significant impact on the value and liquidity of certain Fund investments, on Fund performance and the value of an investment in the Fund, particularly with respect to securities and commodities, such as oil, natural gas and food commodities, as well as other sectors with exposure to Russian issuers or issuers in other countries affected by the invasion, and are likely to have collateral impacts on market sectors globally.
The Fund may invest in REIT securities, the value of which can fall for a variety of reasons, such as declines in rental income, fluctuating interest rates, poor property management, environmental liabilities, uninsured damage, increased competition, or changes in real estate tax laws.
The Fund invests in below-investment-grade (high-yield) debt securities and preferred stocks. Some of these high-yield securities may be convertible into equity securities of the issuer. Debt securities rated below-investment-grade are commonly referred to as “junk bonds” and are considered speculative with respect to the issuer’s capacity to pay interest and repay principal. These securities involve greater risk of loss, are subject to greater price volatility, and may be less liquid and more difficult to value, especially during periods of economic uncertainty or change, than higher rated debt securities.
The Fund may consider various non-financial ratings or factors, where applicable, through quantitative models or qualitative assessment. The significance these considerations have on security selection varies widely, as the analysis is inherently subjective. Further, the consideration of such factors may not apply to certain instruments and the consideration of such factors is only a part of the investment process.
With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security and related risks. While the Adviser has established business continuity plans in the event of, and risk management systems to prevent, limit or mitigate, such cyber-attacks, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identified. Furthermore, the Fund cannot control the cybersecurity plans and systems put in place by service providers to the Fund such as the Fund’s custodian and accounting agent, and the Fund’s transfer agent. In addition, many beneficial owners of Fund shares hold them through
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accounts at broker-dealers, retirement platforms and other financial market participants over which neither the Fund nor the Adviser exercises control. Each of these intermediaries may in turn rely on their service providers, which are also subject to the risk of cyber-attacks. Cybersecurity failures or breaches at the Adviser, service providers or intermediaries may cause disruptions and impact business operations. This may cause financial losses; interference with the Fund’s ability to calculate its net asset value; impediments to trading; the inability of Fund shareholders to effect share purchases; redemptions or exchanges or receive distributions; loss of or unauthorized access to private shareholder information; and violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, or additional compliance costs. Such costs and losses may not be covered under any insurance. In addition, maintaining vigilance against cyber-attacks may involve substantial costs over time, and system enhancements may themselves be subject to cyber-attacks.
The Fund’s prospectus contains unaudited information regarding the Fund’s principal risks. Please refer to that document when considering the Fund’s principal risks.
H.	TBA Purchases and Sales Commitments
The Fund may enter into to-be-announced (TBA) purchases or sales commitments (collectively, TBA transactions), pursuant to which it agrees to purchase or sell, respectively, mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With TBA transactions, the particular securities to be received or delivered by the Fund are not identified at the trade date; however, the securities must meet specified terms, including issuer, rate, and mortgage term, and be within industry-accepted “good delivery” standards. The Fund may enter into TBA transactions with the intention of taking possession of or relinquishing the underlying securities, may elect to extend the settlement by “rolling” the transaction, and/or may use TBA transactions to gain or reduce interim exposure to underlying securities. Until settlement, the Fund maintains liquid assets sufficient to settle its commitment to purchase a TBA or, in the case of a sale commitment, the Fund maintains an entitlement to the security to be sold.
To mitigate counterparty risk, the Fund has entered into agreements with TBA counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net
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aggregate unrealized gain or loss on all TBA commitments with a particular counterparty. At any time, the Fund’s risk of loss from a particular counterparty related to its TBA commitments is the aggregate unrealized gain on appreciated TBAs in excess of unrealized loss on depreciated TBAs and collateral received, if any, from such counterparty. As of January 31, 2026, no collateral was pledged or paid by the Fund.
I.	Restricted Securities
Restricted Securities are subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933. Private placement securities are generally considered to be restricted except for those securities traded between qualiﬁed institutional investors under the provisions of Rule 144A of the Securities Act of 1933.
Disposal of restricted investments may involve negotiations and expenses, and prompt sale at an acceptable price may be difﬁcult to achieve. Restricted investments held by the Fund at January 31, 2026 are listed in the Schedule of Investments.
J.	Insurance-Linked Securities (“ILS”)
The Fund invests in ILS. The Fund could lose a portion or all of the principal it has invested in an ILS, and the right to additional interest or dividend payments with respect to the security, upon the occurrence of one or more trigger events, as deﬁned within the terms of an insurance-linked security. Trigger events, generally, are hurricanes, earthquakes, or other natural events of a speciﬁc size or magnitude that occur in a designated geographic region during a speciﬁed time period, and/or that involve losses or other metrics that exceed a speciﬁc amount. There is no way to accurately predict whether a trigger event will occur, and accordingly, ILS carry signiﬁcant risk. The Fund is entitled to receive principal, and interest and/or dividend payments so long as no trigger event occurs of the description and magnitude speciﬁed by the instrument. In addition to the speciﬁed trigger events, ILS may expose the Fund to other risks, including but not limited to issuer (credit) default, adverse regulatory or jurisdictional interpretations and adverse tax consequences.
The Fund’s investments in ILS may include event-linked bonds. ILS also may include special purpose vehicles (“SPVs”) or similar instruments structured to comprise a portion of a reinsurer’s catastrophe-oriented business, known as quota share instruments (sometimes referred to as reinsurance sidecars), or to provide reinsurance relating to speciﬁc risks
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to insurance or reinsurance companies through a collateralized instrument, known as collateralized reinsurance. Structured reinsurance investments also may include industry loss warranties (“ILWs”). A traditional ILW takes the form of a bilateral reinsurance contract, but there are also products that take the form of derivatives, collateralized structures, or exchange-traded instruments.
Where the ILS are based on the performance of underlying reinsurance contracts, the Fund has limited transparency into the individual underlying contracts, and therefore must rely upon the risk assessment and sound underwriting practices of the issuer. Accordingly, it may be more difficult for the Fund’s investment adviser to fully evaluate the underlying risk profile of the Fund’s structured reinsurance investments, and therefore the Fund’s assets are placed at greater risk of loss than if the Fund’s investment adviser had more complete information. Structured reinsurance instruments generally will be considered illiquid securities by the Fund. These securities may be difficult to purchase, sell or unwind. Illiquid securities also may be difficult to value. If the Fund is forced to sell an illiquid asset, the Fund may be forced to sell at a loss.
Additionally, the Fund may gain exposure to ILS by investing in a closed-end interval fund, Pioneer ILS Interval Fund, an affiliate of the Adviser. The Fund’s investment in Pioneer ILS Interval Fund at January 31, 2026 is listed in the Schedule of Investments.
K.	Repurchase Agreements
Repurchase agreements are arrangements under which the Fund purchases securities from a broker-dealer or a bank, called the counterparty, upon the agreement of the counterparty to repurchase the securities from the Fund at a later date, and at a specific price, which is typically higher than the purchase price paid by the Fund. The securities purchased serve as the Fund’s collateral for the obligation of the counterparty to repurchase the securities. The value of the collateral, including accrued interest, is required to be equal to or in excess of the repurchase price. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund’s custodian or a sub-custodian of the Fund. The Adviser is responsible for determining that the value of the collateral remains at least equal to the repurchase price. In the event of a default by the counterparty, the Fund is entitled to sell the securities, but the Fund may not be able to sell them for the price at which they were purchased, thus causing a loss to the Fund. Additionally, if the counterparty becomes insolvent, there is some risk that the Fund will not have a right to the securities, or the immediate right to sell the securities.
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As of and for the six months ended January 31, 2026, the Fund had no open repurchase agreements.
L.	Futures Contracts
The Fund may enter into futures transactions in order to attempt to hedge against changes in interest rates, securities prices and currency exchange rates or to seek to increase total return. Futures contracts are types of derivatives.
All futures contracts entered into by the Fund are traded on a futures exchange. Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum “initial margin” requirements of the associated futures exchange. The amount of cash deposited with the broker as collateral at January 31, 2026 is recorded as “Futures collateral” on the Statement of Assets and Liabilities.
Subsequent payments for futures contracts (“variation margin”) are paid or received by the Fund, depending on the daily fluctuation in the value of the contracts, and are recorded by the Fund as unrealized appreciation or depreciation. Cash received from or paid to the broker related to previous margin movement is held in a segregated account at the broker and is recorded as either “Due from broker for futures” or “Due to broker for futures” on the Statement of Assets and Liabilities. When the contract is closed, the Fund realizes a gain or loss equal to the difference between the opening and closing value of the contract as well as any fluctuation in foreign currency exchange rates where applicable. Futures contracts are subject to market risk, interest rate risk and currency exchange rate risk. Changes in value of the contracts may not directly correlate to the changes in value of the underlying securities. With futures, there is reduced counterparty credit risk to the Fund since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.
The average notional values of long position and short position futures contracts during the six months ended January 31, 2026 were $37,135,715 and $2,572,446, respectively. Open futures contracts outstanding at January 31, 2026 are listed in the Schedule of Investments.
M.	Credit Default Swap Contracts
A credit default swap is a contract between a buyer of protection and a seller of protection against a pre-defined credit event or an underlying reference obligation, which may be a single security or a basket or index
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of securities. The Fund may buy or sell credit default swap contracts to seek to increase the Fund’s income, or to attempt to hedge the risk of default on portfolio securities. A credit default swap index is used to hedge risk or take a position on a basket of credit entities or indices.
As a seller of protection, the Fund would be required to pay the notional (or other agreed-upon) value of the referenced debt obligation to the counterparty in the event of a default by a U.S. or foreign corporate issuer of a debt obligation, which would likely result in a loss to the Fund. In return, the Fund would receive from the counterparty a periodic stream of payments during the term of the contract, provided that no event of default occurred. The maximum exposure of loss to the seller would be the notional value of the credit default swaps outstanding. If no default occurs, the Fund would keep the stream of payments and would have no payment obligation. The Fund may also buy credit default swap contracts in order to hedge against the risk of default of debt securities, in which case the Fund would function as the counterparty referenced above.
As a buyer of protection, the Fund makes an upfront or periodic payment to the protection seller in exchange for the right to receive a contingent payment. An upfront payment made by the Fund, as the protection buyer, is recorded within the “Swap contracts, at value” line item on the Statement of Assets and Liabilities. Periodic payments received or paid by the Fund are recorded as realized gains or losses on the Statement of Operations.
Credit default swap contracts are marked-to-market daily using valuations supplied by independent sources, and the change in value, if any, is recorded within the “Swap contracts, at value” line item on the Statement of Assets and Liabilities. Payments received or made as a result of a credit event or upon termination of the contract are recognized, net of the appropriate amount of the upfront payment, as realized gains or losses on the Statement of Operations.
Credit default swap contracts involving the sale of protection may involve greater risks than if the Fund had invested in the referenced debt instrument directly. Credit default swap contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Fund is a protection buyer and no credit event occurs, it will lose its investment. If the Fund is a protection seller and a credit event occurs, the value of the referenced debt instrument received by the Fund, together with the periodic payments received, may be less than the amount the Fund pays to the protection buyer, resulting in a loss to the Fund. In addition, obligations under sell protection credit default swaps
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may be partially offset by net amounts received from settlement of buy protection credit default swaps entered into by the Fund for the same reference obligation with the same counterparty.
The Fund may invest in credit default swap index products (“CDX”). A CDX is a swap on an index of credit default swaps. CDXs allow an investor to manage credit risk or take a position on a basket of credit entities (such as credit default swaps or commercial mortgage-backed securities) in a more efficient manner than transacting in a single-name credit default swap. If a credit event occurs in one of the underlying companies, the protection is paid out via the delivery of the defaulted bond by the buyer of protection in return for a payment of notional value of the defaulted bond by the seller of protection or it may be settled through a cash settlement between the two parties. The underlying company is then removed from the index. If the Fund holds a long position in a CDX, the Fund would indirectly bear its proportionate share of any expenses paid by a CDX. A fund holding a long position in CDXs typically receives income from principal or interest paid on the underlying securities. By investing in CDXs, the Fund could be exposed to liquidity risk, counterparty risk, credit risk of the issuers of the underlying loan obligations and of the CDX markets, and operational risks. If there is a default by the CDX counterparty, the Fund will have contractual remedies pursuant to the agreements related to the transaction. CDXs also bear the risk that the Fund will not be able to meet its obligation to the counterparty.
Certain swap contracts that are cleared through a central clearinghouse are referred to as centrally cleared swaps. All payments made or received by the Fund are pursuant to a centrally cleared swap contract with the central clearing party rather than the original counterparty. Upon entering into a centrally cleared swap contract, the Fund is required to make an initial margin deposit, either in cash or in securities. The daily change in value on open centrally cleared contracts is recorded as “Variation margin for centrally cleared swap contracts” on the Statement of Assets and Liabilities. Cash received from or paid to the broker related to previous margin movement is held in a segregated account at the broker and is recorded as either “Due from broker for swaps” or “Due to broker for swaps” on the Statement of Assets and Liabilities. The amount of cash deposited with a broker as collateral at January 31, 2026 is recorded as “Swaps collateral” on the Statement of Assets and Liabilities.
The average notional values of credit default swap contracts sell protection open during the six months ended January 31, 2026 was
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$1,377,700. Open credit default swap contracts at January 31, 2026 are listed in the Schedule of Investments.
2. Investment Advisory Agreement
The Adviser manages the Fund’s portfolio. Management fees payable under the Fund’s Investment Advisory Agreement with the Adviser are calculated daily and paid monthly at the annual rate of 0.50% of the Fund’s average daily net assets up to $1 billion and 0.45% of the Fund’s average daily net assets over $1 billion. For the six months ended January 31, 2026, the effective management fee (excluding waivers and/or assumption of expenses) was equivalent to 0.50% (annualized) of the Fund’s average daily net assets.
The Adviser has agreed to waive its management fee with respect to any portion of the Fund’s assets invested in Pioneer ILS Interval Fund, an afﬁliated fund managed by the Adviser. For the six months ended January 31, 2026, the Adviser waived $13,219 in management fees with respect to the Fund, which is reﬂected on the Statement of Operations as an expense waiver.
The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual fund operating expenses (excluding certain items such as interest, taxes, and brokerage commissions) do not exceed 0.93%, 1.68%, 0.62%, and 0.72% of the Fund’s Class A, Class C, Class R6, and Class Y shares, respectively. These expense limitations are in effect through April 1, 2028. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to two years after the date of the waiver or reimbursement, subject to the lesser of any operating expense limits in effect at the time of (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Fund’s Board of Trustees. Fees waived and expenses reimbursed during the six months ended January 31, 2026 are reflected on the Statement of Operations.
In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund as administrative reimbursements. Reflected on the Statement of Assets and Liabilities is $180,932 in management fees payable to the Adviser at January 31, 2026.
Victory Capital also serves as the Fund’s administrator and fund accountant. Under the Administration and Fund Accounting Agreement, Victory Capital is paid an administration and servicing fee based on a
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percentage of the average daily net assets of the Fund. The tiered rates at which Victory Capital is paid by the Fund are shown in the table below:
Net Assets
Up to $15 billion	$15 billion to $30 billion	$30 billion to $85 billion	In excess of $85 billion
0.08%	0.05%	0.04%	0.03%
Amounts incurred for the six months ended January 31, 2026, are reflected on the Statement of Operations in Administration expenses.
During the semi-annual reporting period covered by this report, Bank of New York Mellon (“BNY”) acted as sub-administrator and sub-fund accountant to the Fund pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between Victory Capital and BNY (see Note 11). Victory Capital paid BNY a fee for providing these services.
The Fund reimburses Victory Capital and reimbursed BNY for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the six months ended January 31, 2026, are reflected on the Statement of Operations as Administration expenses.
3. Compensation of Trustees
The Fund pays an annual fee to its Trustees. For the six months ended January 31, 2026, the Fund paid $6,787 in Trustees’ compensation, which is reflected on the Statement of Operations as Trustees’ fees. At January 31, 2026, on its Statement of Assets and Liabilities, the Fund had a payable for Trustees’ fees of $1,300 and a payable for administrative expenses of $18,957.
4. Transfer Agent
During the semi-annual reporting period covered by this report, BNY Mellon Investment Servicing (US) Inc. served as the transfer agent to the Fund at negotiated rates (see Note 11). Transfer agent fees and payables shown on the Statement of Operations and the Statement of Assets and Liabilities, respectively, include sub-transfer agent expenses incurred through the Fund’s omnibus relationship contracts.
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In addition, during the periods covered by the financial statements the Fund reimbursed the transfer agent for out-of-pocket expenses incurred by the transfer agent related to shareholder communications activities such as proxy and statement mailings, and outgoing phone calls. For the six months ended January 31, 2026, such out-of-pocket expenses by class of shares were as follows:
Shareholder Communications:
Class A	$25,170
Class C	2,423
Class R6	1,262
Class Y	2,800
Total	$31,655
5. Distribution Plan
The Fund has adopted a distribution plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act with respect to its Class A and Class C shares. Pursuant to the Plan, the Fund pays the Distributor 0.25% of the Fund’s average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with regard to Class A shares. Pursuant to the Plan, the Fund also pays the Distributor 1.00% of the average daily net assets attributable to Class C shares. The fee for Class C shares consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class C shares. Reflected on the Statement of Assets and Liabilities is $44,153 in distribution fees payable to the Distributor at January 31, 2026.
In addition, redemptions of Class A and Class C shares may be subject to a contingent deferred sales charge (“CDSC”). A CDSC of 0.75% may be imposed on Class A shares with respect to purchases of $250,000 or more that are redeemed within 18 months of purchase. Redemptions of Class C shares within 12 months of purchase are subject to a CDSC of 1.00% based on the lower of cost or market value of shares being redeemed. Shares purchased as part of an exchange remain subject to any CDSC that applied to the original purchase of those shares. There is no CDSC for Class R6 or Class Y shares. Proceeds from the CDSCs are paid to the Distributor. For the six months ended January 31, 2026, CDSCs in the amount of $340 were paid to the Distributor.
6. Line of Credit Facility
During the periods covered by these financial statements, the Fund participated in a committed, unsecured revolving line of credit (“credit facility”). Borrowings were solely for temporary or emergency
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purposes. Under the credit facility, the Fund was permitted to borrow up to the lesser of the amount available under the credit facility or the limits set for borrowing by the Fund’s prospectus and the 1940 Act. The Fund participated in a credit facility in the amount of $250 million. The commitment fee with respect to the credit facility was 0.20% of the daily unused portion of each lender’s commitment. For the six months ended January 31, 2026, the Fund had no borrowings under the credit facility.
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7. Transactions in Underlying Funds
An affiliated issuer is a company in which the Fund has a direct or indirect ownership of, control of, or voting power of 5 percent or more of the outstanding voting shares, or a company which is under common ownership or control. At January 31, 2026, the value of the Fund’s investments in affiliated issuers was $1,595,567, which represents 0.3% of the Fund’s net assets.
Transactions in affiliated issuers by the Fund for the six months ended January 31, 2026 were as follows:
Name of the Affiliated Issuer	Value at July 31, 2025	Purchases Costs	Change in Net Unrealized Appreciation/ (Depreciation)	Net Realized Gain/(Loss)	Dividends Received and Reinvested	Sales Proceeds	Shares held at January 31, 2026	Value at January 31, 2026
Pioneer ILS Interval Fund	$1,403,662	$136,171	$55,734	$—	$136,172	$—	162,647	$1,595,567
Total	$1,403,662	$136,171	$55,734	$—	$136,172	$—	162,647	$1,595,567
Annual and semi-annual reports for the Pioneer ILS Interval Fund are available on the fund's web page(s) at vcm.com.
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8. Additional Disclosures about Derivative Instruments and Hedging Activities
The Fund’s use of derivatives may enhance or mitigate the Fund’s exposure to the following risks:
Interest rate risk relates to the ﬂuctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.
Credit risk relates to the ability of the issuer of a ﬁnancial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Foreign exchange rate risk relates to ﬂuctuations in the value of an asset or liability due to changes in currency exchange rates.
Equity risk relates to the ﬂuctuations in the value of ﬁnancial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange rate risk), whether caused by factors speciﬁc to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.
Commodity risk relates to the risk that the value of a commodity or commodity index will ﬂuctuate based on increases or decreases in the commodities market and factors speciﬁc to a particular industry or commodity.
The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at January 31, 2026, was as follows:
Statement of Assets and Liabilities	Interest Rate Risk	Credit Risk	Foreign Exchange Rate Risk	Equity Risk	Commodity Risk
Assets
Centrally cleared swap contracts†	$—	$52,511	$—	$—	$—
Total Value	$—	$52,511	$—	$—	$—
Liabilities
Net unrealized depreciation on futures contracts^	$347,396	$—	$—	$—	$—
Total Value	$347,396	$—	$—	$—	$—

†	Includes cumulative unrealized appreciation (depreciation) of centrally cleared swap contracts as reported in the Schedule of Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.
^	Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only net variation margin is reported within the assets and/or liabilities on the Statement of Assets and Liabilities.
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The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure at January 31, 2026 was as follows:
Statement of Operations	Interest Rate Risk	Credit Risk	Foreign Exchange Rate Risk	Equity Risk	Commodity Risk
Net Realized Gain (Loss) on
Futures contracts	$497,652	$—	$—	$—	$—
Swap contracts	—	21,098	—	—	—
Total Value	$497,652	$21,098	$—	$—	$—
Change in Net Unrealized Appreciation (Depreciation) on
Futures contracts	$(392,677)	$—	$—	$—	$—
Swap contracts	—	19,592	—	—	—
Total Value	$(392,677)	$19,592	$—	$—	$—
9. Unfunded Loan Commitments
The Fund may enter into unfunded loan commitments. Unfunded loan commitments may be partially or wholly unfunded. During the contractual period, the Fund is obliged to provide funding to the borrower upon demand. A fee is earned by the Fund on the unfunded loan commitment and is recorded as interest income on the Statement of Operations. Unfunded loan commitments are fair valued in accordance with the valuation policy described in Note 1A and unrealized appreciation or depreciation, if any, is recorded on the Statement of Assets and Liabilities.
As of January 31, 2026, the Fund had no unfunded loan commitments outstanding.
10. In-Kind Redemption
In accordance with guidelines described in a Fund’s prospectus and in accordance with procedures adopted by the Board, a Fund may distribute portfolio securities rather than cash as a payment for a redemption of Fund shares (“in-kind redemption”). For financial reporting purposes, the Fund recognizes a gain on in-kind redemptions to the extent the value of the distributed securities on the date of redemption exceeds the cost of those securities. Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain/loss to paid-in capital. During the six months ended January 31, 2026, the Fund recorded a redemption in-kind of portfolio securities and cash that was valued at $19,811,024. The redeeming shareholder received a pro-rata share of the securities held by the Fund. The distribution of such securities generated a realized gain of $14,061,812 for the Fund, which is reflected on the Statement of Operations.
76Victory Pioneer Balanced Fund | Semi-Annual | 1/31/26

11. Subsequent Event
On September 30, 2025, the Board upon the recommendation of the Adviser, approved a change in the Fund’s custodian, sub-administrator, sub-fund accountant, and transfer agent to be effective at the close of business on or about February 6, 2026 (the “Effective Date”). After the Effective Date, Citibank, N.A. will serve as the custodian of the Fund, Citi Fund Services Ohio, Inc. will serve as sub-administrator and sub-fund accountant of the Fund and FIS Investor Services LLC will serve as transfer agent of the Fund.
Victory Pioneer Balanced Fund | Semi-Annual | 1/31/2677

How to Contact Victory Capital
We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.
Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms
1-800-225-6292
Visit our web site: vcm.com
This report must be preceded or accompanied by a prospectus.
The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the Commission’s web site at https://sec.gov.

Victory Capital Management, Inc.
60 State Street
Boston, MA 02109
vcm.com
Securities offered through Victory Capital Services, Inc.
60 State Street, Boston, MA 02109
Underwriter of Victory Funds, Member SIPC
© 2026 Victory Capital Management, Inc. 18831-SFR-0326

Victory Pioneer Multi-Asset Income Fund
Semi-Annual: Full Financials
January 31, 2026

visit us: vcm.com

Victory Pioneer Multi-Asset Income Fund | Semi-Annual | 1/31/261

Schedule of Investments  |  1/31/26
(unaudited)
Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS — 102.4%
	Senior Secured Floating Rate Loan Interests — 0.0% of Net Assets*(a)
	Advanced Materials — 0.0%†
940,857	Groupe Solmax, Inc., Initial Term Loan, 8.684% (Term SOFR + 475 bps), 5/29/28	$ 800,611
	Total Advanced Materials	$800,611

	Advertising Sales — 0.0%†
498,439	Clear Channel Outdoor Holdings, Inc., 2024 Refinancing Term Loan, 7.786% (Term SOFR + 400 bps), 8/21/28	$ 499,436
	Total Advertising Sales	$499,436

	Casino Services — 0.0%†
13,925	Lucky Bucks LLC, Priority First Out Exit Term Loan, 11.658% (Term SOFR + 750 bps), 10/2/28	$ 12,950
29,161	Lucky Bucks LLC, Priority Second Out Term Loan, 6.658% (Term SOFR + 250 bps), 10/2/29	22,308
	Total Casino Services	$35,258

	Chemicals-Specialty — 0.0%†
313,079	Mativ Holdings, Inc., Term B Loan, 7.536% (Term SOFR + 375 bps), 4/20/28	$ 311,904
	Total Chemicals-Specialty	$311,904

	Dialysis Centers — 0.0%†
809,815	U.S. Renal Care, Inc., Closing Date Term Loan, 8.786% (Term SOFR + 500 bps), 6/28/28	$ 764,643
	Total Dialysis Centers	$764,643

	Electric-Generation — 0.0%†
326,394	Eastern Power LLC (Eastern Covert Midco LLC), Term Loan, 8.922% (Term SOFR + 525 bps), 4/3/28	$ 328,571
	Total Electric-Generation	$328,571

	Total Senior Secured Floating Rate Loan Interests (Cost $2,912,105)	$2,740,423

The accompanying notes are an integral part of these financial statements.
2Victory Pioneer Multi-Asset Income Fund | Semi-Annual | 1/31/26

Shares		Value
	Common Stocks — 49.6% of Net Assets
	Aerospace & Defense — 0.5%
47,994(b)	CSG NV	$ 1,738,264
392,878	Hensoldt AG	38,955,633
	Total Aerospace & Defense	$40,693,897

	Air Freight & Logistics — 0.1%
299,876	Logista Integral S.A.	$ 10,955,216
	Total Air Freight & Logistics	$10,955,216

	Automobiles — 0.2%
94,441	General Motors Co.	$ 7,933,044
11,464	Hyundai Motor Co.	3,982,215
26,274	Kia Corp.	2,785,475
	Total Automobiles	$14,700,734

	Banks — 18.8%
2,003,696	ABN AMRO Bank NV (C.V.A.) (144A)	$ 73,770,017
899,952	Banco Bilbao Vizcaya Argentaria S.A.	22,881,961
12,591,324	Banco de Sabadell S.A.	49,327,541
6,152,264	Bank of America Corp.	327,300,445
3,687,495	Bank of Ireland Group Plc	74,940,318
733,387	BNP Paribas S.A.	79,282,010
1,082,059	Citizens Financial Group, Inc.	68,148,076
613,426	Danske Bank A/S	31,302,461
1,032,151	DNB Bank ASA	29,655,385
1,486,628	First Abu Dhabi Bank PJSC	7,529,280
10,681,900	Grupo Financiero Banorte S.A.B de CV, Class O	120,761,214
1,174,314	Hana Financial Group, Inc.	81,665,160
2,738,242	Huntington Bancshares, Inc.	47,864,470
4,823,816	Intesa Sanpaolo S.p.A.	34,113,053
822,295	KB Financial Group, Inc.	77,236,546
1,930,259	KeyCorp.	41,539,174
3,418,160	Nordea Bank Abp	66,103,746
3,901,004	Regions Financial Corp.	111,178,614
1,830,494	US Bancorp	102,709,018
	Total Banks	$1,447,308,489

	Beverages — 2.2%
855,792	Anheuser-Busch InBev S.A. (A.D.R.)	$ 61,343,170
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Multi-Asset Income Fund | Semi-Annual | 1/31/263

Schedule of Investments  |  1/31/26
(unaudited) (continued)
Shares		Value
	Beverages — (continued)
633,445	Fomento Economico Mexicano S.A.B de CV (A.D.R.)	$ 66,106,320
255,893	PepsiCo., Inc.	39,312,842
	Total Beverages	$166,762,332

	Broadline Retail — 0.5%
147,782(b)	Amazon.com, Inc.	$ 35,364,233
	Total Broadline Retail	$35,364,233

	Capital Markets — 0.4%
246,156	State Street Corp.	$ 32,211,974
	Total Capital Markets	$32,211,974

	Chemicals — 0.3%
1,390,013	Chevron Lubricants Lanka Plc	$ 875,775
207,874	PPG Industries, Inc.	24,036,471
7,308(b)	Solstice Advanced Materials, Inc.	451,415
	Total Chemicals	$25,363,661

	Communications Equipment — 1.1%
1,060,511	Cisco Systems, Inc.	$ 83,059,221
	Total Communications Equipment	$83,059,221

	Construction & Engineering — 0.6%
63,660(b)	MasTec, Inc.	$ 15,308,957
161,200	Taisei Corp.	16,030,421
2,876,501	Webuild S.p.A.	11,899,715
	Total Construction & Engineering	$43,239,093

	Construction Materials — 1.9%
1,375,192	Buzzi S.p.A.	$ 78,113,618
576,879	CRH Plc	70,615,758
	Total Construction Materials	$148,729,376

	Consumer Staples Distribution & Retail — 0.0%
195,032(b)+#	Magnit PJSC	$ —
48,325(b)+#	X5 Retail Group NV (G.D.R.)	—
	Total Consumer Staples Distribution & Retail	$—

	Containers & Packaging — 0.7%
1,139,688	Amcor Plc	$ 50,431,194
67,072	Crown Holdings, Inc.	7,021,097
	Total Containers & Packaging	$57,452,291

The accompanying notes are an integral part of these financial statements.
4Victory Pioneer Multi-Asset Income Fund | Semi-Annual | 1/31/26

Shares		Value
	Electric Utilities — 1.9%
1,563,221	Eversource Energy	$ 108,065,468
813,004	FirstEnergy Corp.	38,487,609
	Total Electric Utilities	$146,553,077

	Electrical Equipment — 0.4%
345,900	Fuji Electric Co., Ltd.	$ 24,563,460
23,638	Regal Rexnord Corp.	3,817,537
	Total Electrical Equipment	$28,380,997

	Financial Services — 1.0%
1,453,019	Edenred SE	$ 30,433,678
10,467,605	Nexi S.p.A. (144A)	44,730,031
	Total Financial Services	$75,163,709

	Food Products — 0.4%
82,922	Bakkafrost P/F	$ 3,996,926
8,061	Cal-Maine Foods, Inc.	673,335
406,472	Conagra Brands, Inc.	7,523,797
36,154	Hershey Co.	7,040,992
492,525	Kraft Heinz Co.	11,692,543
	Total Food Products	$30,927,593

	Health Care Providers & Services — 0.4%
137,338	Cardinal Health, Inc.	$ 29,511,189
	Total Health Care Providers & Services	$29,511,189

	Hotels, Restaurants & Leisure — 0.8%
3,052,046	Brightstar Lottery Plc	$ 44,193,626
74,356	Darden Restaurants, Inc.	14,822,869
	Total Hotels, Restaurants & Leisure	$59,016,495

	Household Durables — 0.5%
1,836,616	Persimmon Plc	$ 35,334,657
	Total Household Durables	$35,334,657

	Industrial Conglomerates — 0.1%
29,235	Honeywell International, Inc.	$ 6,651,547
	Total Industrial Conglomerates	$6,651,547

	IT Services — 1.2%
293,082	International Business Machines Corp.	$ 89,888,249
	Total IT Services	$89,888,249

	Leisure Products — 0.0%†
5,134,000(b)	Honma Golf, Ltd. (144A)	$ 2,043,847
	Total Leisure Products	$2,043,847

The accompanying notes are an integral part of these financial statements.
Victory Pioneer Multi-Asset Income Fund | Semi-Annual | 1/31/265

Schedule of Investments  |  1/31/26
(unaudited) (continued)
Shares		Value
	Marine Transportation — 0.4%
1,236,110	Star Bulk Carriers Corp.	$ 28,368,724
	Total Marine Transportation	$28,368,724

	Metals & Mining — 2.1%
1,700,277	Barrick Mining Corp.	$ 77,855,684
300,918	Newmont Corp.	33,808,137
3,286,366	thyssenkrupp AG	43,980,127
185,700	Torex Gold Resources, Inc.	8,938,257
	Total Metals & Mining	$164,582,205

	Mortgage Real Estate Investment Trusts (REITs) — 0.6%
1,527,394	AGNC Investment Corp.	$ 17,412,291
944,060	Angel Oak Mortgage, Inc.	8,468,218
528,740	Ladder Capital Corp.	5,800,278
906,673	Rithm Capital Corp.	9,919,003
511,976	Two Harbors Investment Corp.	5,872,365
	Total Mortgage Real Estate Investment Trusts (REITs)	$47,472,155

	Office REITs — 0.3%
28,433	BXP, Inc.	$ 1,838,762
183,641	Douglas Emmett, Inc.	1,939,249
470,692	SL Green Realty Corp.	21,077,588
	Total Office REITs	$24,855,599

	Oil, Gas & Consumable Fuels — 5.0%
138,724	APA Corp.	$ 3,663,701
835,639	BW LPG, Ltd. (144A)	13,171,694
1,340,309	BW LPG, Ltd. (144A)	20,962,433
67,048	Cheniere Energy, Inc.	14,181,993
249,175	Coterra Energy, Inc.	7,188,699
2,158,739	Energy Transfer LP	39,828,735
350,280	Eni S.p.A.	7,152,311
594,844	Enterprise Products Partners LP	19,742,872
366,081	HF Sinclair Corp.	19,032,551
47,954(b)+#	LUKOIL PJSC	—
971,477	MPLX LP	54,305,564
458,689	Ovintiv, Inc.	19,939,211
2,310,029	Permian Resources Corp., Class A	37,260,768
364,794	Plains All American Pipeline LP	7,018,637
1,271,403(b)+#	Rosneft Oil Co. PJSC	—
1,232,020	Shell Plc (A.D.R.)	94,902,501
132,539	SM Energy Co.	2,580,528
151,800	Tourmaline Oil Corp.	7,183,925
The accompanying notes are an integral part of these financial statements.
6Victory Pioneer Multi-Asset Income Fund | Semi-Annual | 1/31/26

Shares		Value
	Oil, Gas & Consumable Fuels — (continued)
93,812	Viper Energy, Inc., Class A	$ 3,972,000
249,581	Western Midstream Partners LP	10,347,628
	Total Oil, Gas & Consumable Fuels	$382,435,751

	Pharmaceuticals — 4.4%
1,710,446	Bristol-Myers Squibb Co.	$ 94,160,052
166,974	Johnson & Johnson	37,944,842
64,809	Merck & Co., Inc.	7,146,488
4,520,822	Pfizer, Inc.	119,530,534
741,363	Sanofi S.A.	69,598,951
954,221	Viatris, Inc.	12,490,753
	Total Pharmaceuticals	$340,871,620

	Real Estate Management & Development — 0.1%
6,162,000	Sino Land Co., Ltd.	$ 9,291,786
	Total Real Estate Management & Development	$9,291,786

	Semiconductors & Semiconductor Equipment — 0.2%
96,618	QUALCOMM, Inc.	$ 14,646,323
	Total Semiconductors & Semiconductor Equipment	$14,646,323

	Software — 0.6%
146,808(b)	Adobe, Inc.	$ 43,051,446
	Total Software	$43,051,446

	Specialized REITs — 0.1%
55,229	Crown Castle, Inc.	$ 4,794,429
122,382	Gaming and Leisure Properties, Inc.	5,476,595
	Total Specialized REITs	$10,271,024

	Technology Hardware, Storage & Peripherals — 1.8%
694,100	FUJIFILM Holdings Corp.	$ 13,845,223
1,089,833	Samsung Electronics Co., Ltd.	121,521,604
	Total Technology Hardware, Storage & Peripherals	$135,366,827

	Total Common Stocks (Cost $3,067,899,449)	$3,810,525,337

The accompanying notes are an integral part of these financial statements.
Victory Pioneer Multi-Asset Income Fund | Semi-Annual | 1/31/267

Schedule of Investments  |  1/31/26
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — 0.7% of Net Assets
4,250,000	Auxilior Term Funding LLC, Series 2023-1A, Class E, 10.97%, 12/15/32 (144A)	$ 4,669,169
1,436,971	Avid Automobile Receivables Trust, Series 2023-1, Class C, 7.35%, 12/15/27 (144A)	1,441,453
410,621(c)	Blackbird Capital Aircraft Lease Securitization, Ltd., Series 2016-1A, Class B, 5.682%, 12/16/41 (144A)	411,344
394,827(a)	CAL Receivables LLC, Series 2022-1, Class B, 8.057% (SOFR30A + 435 bps), 10/15/26 (144A)	394,816
4,350,000(d)	CFMT LLC, Series 2023-HB12, Class M2, 4.25%, 4/25/33 (144A)	4,304,067
1,600,000(d)	CFMT LLC, Series 2023-HB12, Class M3, 4.25%, 4/25/33 (144A)	1,579,258
9,330,000	Exeter Automobile Receivables Trust, Series 2025-2A, Class E, 7.81%, 10/15/32 (144A)	9,722,663
4,198,000	Granite Park Equipment Leasing LLC, Series 2023-1A, Class F, 7.00%, 6/20/35 (144A)	3,885,034
22,910	JP Morgan Chase Bank NA - CACLN, Series 2021-2, Class G, 8.482%, 12/26/28 (144A)	22,960
1,000,000	Libra Solutions LLC, Series 2025-1A, Class C, 9.90%, 8/15/39 (144A)	1,000,856
2,000,000	Merchants Fleet Funding LLC, Series 2023-1A, Class E, 10.80%, 5/20/36 (144A)	2,029,271
10,220,000	Mercury Financial Credit Card Master Trust, Series 2024-2A, Class C, 10.42%, 7/20/29 (144A)	10,288,233
1,664,000	Octane Receivables Trust 2022-1, Series 2022-1A, Class E, 7.33%, 12/20/29 (144A)	1,684,619
1,248,720	PEAR LLC, Series 2023-1, Class C, 10.00%, 7/15/35 (144A)	1,254,540
1,800,000(d)+	RMF Buyout Issuance Trust, Series 2022-HB1, Class M5, 4.50%, 4/25/32 (144A)	82,800
343,750	Rosy Blue Carat SCS, Series 2018-1, Class A1R, 8.481%, 3/15/30 (144A)	349,628
443,937	Santander Bank Auto Credit-Linked Notes, Series 2022-A, Class E, 12.662%, 5/15/32 (144A)	445,292
The accompanying notes are an integral part of these financial statements.
8Victory Pioneer Multi-Asset Income Fund | Semi-Annual | 1/31/26

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
1,277,608	SCF Equipment Leasing LLC, Series 2022-2A, Class E, 6.50%, 6/20/35 (144A)	$ 1,278,434
2,500,000(e)	Tricolor Auto Securitization Trust, Series 2022-1A, Class F, 9.80%, 7/16/29 (144A)	1,616,250
5,000,000(e)	Tricolor Auto Securitization Trust, Series 2023-1A, Class E, 13.45%, 6/15/28 (144A)	3,037,500
1,659,775	Westgate Resorts LLC, Series 2023-1A, Class D, 10.14%, 12/20/37 (144A)	1,700,946
	Total Asset Backed Securities (Cost $53,004,481)	$51,199,133

	Collateralized Mortgage Obligations—1.6% of Net Assets
2,400,000(a)	Bellemeade Re, Ltd., Series 2022-1, Class B1, 9.197% (SOFR30A + 550 bps), 1/26/32 (144A)	$ 2,459,756
4,020,000(a)	Connecticut Avenue Securities Trust, Series 2020-R01, Class 1B1, 7.062% (SOFR30A + 336 bps), 1/25/40 (144A)	4,097,691
8,501,543(a)	Connecticut Avenue Securities Trust, Series 2020-R02, Class 2B1, 6.812% (SOFR30A + 311 bps), 1/25/40 (144A)	8,639,308
4,610,000(a)	Connecticut Avenue Securities Trust, Series 2021-R01, Class 1B2, 9.697% (SOFR30A + 600 bps), 10/25/41 (144A)	4,754,431
3,688,000(a)	Connecticut Avenue Securities Trust, Series 2021-R02, Class 2B2, 9.897% (SOFR30A + 620 bps), 11/25/41 (144A)	3,807,463
5,895,000(a)	Connecticut Avenue Securities Trust, Series 2021-R03, Class 1B2, 9.197% (SOFR30A + 550 bps), 12/25/41 (144A)	6,088,868
5,360,000(a)	Connecticut Avenue Securities Trust, Series 2022-R01, Class 1B2, 9.697% (SOFR30A + 600 bps), 12/25/41 (144A)	5,561,987
6,000,000(a)	Connecticut Avenue Securities Trust, Series 2022-R05, Class 2B2, 10.697% (SOFR30A + 700 bps), 4/25/42 (144A)	6,394,860
899,000(a)	Federal Home Loan Mortgage Corp. Multifamily Structured Credit Risk, Series 2021-MN1, Class B1, 11.447% (SOFR30A + 775 bps), 1/25/51 (144A)	996,307
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Multi-Asset Income Fund | Semi-Annual | 1/31/269

Schedule of Investments  |  1/31/26
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
1,503,353(a)	Federal Home Loan Mortgage Corp. Multifamily Structured Credit Risk, Series 2021-MN3, Class M1, 5.997% (SOFR30A + 230 bps), 11/25/51 (144A)	$ 1,504,783
2,675,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2020-DNA6, Class B2, 9.347% (SOFR30A + 565 bps), 12/25/50 (144A)	3,122,799
1,900,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2020-HQA5, Class B2, 11.097% (SOFR30A + 740 bps), 11/25/50 (144A)	2,332,149
2,765,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2021-DNA1, Class B2, 8.447% (SOFR30A + 475 bps), 1/25/51 (144A)	3,089,266
795,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2021-DNA2, Class B2, 9.697% (SOFR30A + 600 bps), 8/25/33 (144A)	993,257
2,170,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2021-DNA3, Class B2, 9.947% (SOFR30A + 625 bps), 10/25/33 (144A)	2,752,927
3,530,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2021-DNA5, Class B2, 9.197% (SOFR30A + 550 bps), 1/25/34 (144A)	4,275,713
3,480,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2021-DNA7, Class B2, 11.497% (SOFR30A + 780 bps), 11/25/41 (144A)	3,652,921
5,405,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2021-HQA1, Class B2, 8.697% (SOFR30A + 500 bps), 8/25/33 (144A)	6,374,441
1,310,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2021-HQA2, Class B2, 9.147% (SOFR30A + 545 bps), 12/25/33 (144A)	1,586,278
1,970,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2021-HQA3, Class B2, 9.947% (SOFR30A + 625 bps), 9/25/41 (144A)	2,026,402
The accompanying notes are an integral part of these financial statements.
10Victory Pioneer Multi-Asset Income Fund | Semi-Annual | 1/31/26

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
3,450,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2022-DNA1, Class B2, 10.797% (SOFR30A + 710 bps), 1/25/42 (144A)	$ 3,615,591
2,650,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2022-DNA2, Class B2, 12.197% (SOFR30A + 850 bps), 2/25/42 (144A)	2,832,959
6,608,000(a)	Federal Home Loan Mortgage Corp. STACR Trust, Series 2019-DNA3, Class B2, 11.962% (SOFR30A + 826 bps), 7/25/49 (144A)	7,443,962
3,150,000(a)	Federal Home Loan Mortgage Corp. STACR Trust, Series 2019-DNA4, Class B2, 10.062% (SOFR30A + 636 bps), 10/25/49 (144A)	3,491,970
8,395,000(a)	Federal Home Loan Mortgage Corp. STACR Trust, Series 2019-FTR3, Class B2, 8.789% (SOFR30A + 491 bps), 9/25/47 (144A)	9,180,691
3,020,000(a)	Federal Home Loan Mortgage Corp. STACR Trust, Series 2019-FTR4, Class B2, 8.812% (SOFR30A + 511 bps), 11/25/47 (144A)	3,325,255
11,868	Global Mortgage Securitization, Ltd., Series 2004-A, Class B1, 5.25%, 11/25/32 (144A)	4,639
176,418	Global Mortgage Securitization, Ltd., Series 2004-A, Class B2, 5.25%, 11/25/32 (144A)	2
936,449(a)	Home Re, Ltd., Series 2023-1, Class M1B, 8.297% (SOFR30A + 460 bps), 10/25/33 (144A)	959,392
5,750,000(a)	Multifamily Connecticut Avenue Securities Trust, Series 2019-01, Class CE, 12.562% (SOFR30A + 886 bps), 10/25/49 (144A)	5,877,184
1,526,815(a)	Multifamily Connecticut Avenue Securities Trust, Series 2019-01, Class M10, 7.062% (SOFR30A + 336 bps), 10/25/49 (144A)	1,550,836
2,086,367(a)	Multifamily Connecticut Avenue Securities Trust, Series 2020-01, Class M10, 7.562% (SOFR30A + 386 bps), 3/25/50 (144A)	2,117,717
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Multi-Asset Income Fund | Semi-Annual | 1/31/2611

Schedule of Investments  |  1/31/26
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
5,880,000(a)	STACR Trust, Series 2018-HRP2, Class B2, 14.312% (SOFR30A + 1,061 bps), 2/25/47 (144A)	$ 7,172,919
2,910,322(a)	Triangle Re, Ltd., Series 2023-1, Class M1A, 7.097% (SOFR30A + 340 bps), 11/25/33 (144A)	2,934,768
	Total Collateralized Mortgage Obligations (Cost $116,240,657)	$125,019,492

	Commercial Mortgage-Backed Securities—0.4% of Net Assets
5,000,000(d)	BBCMS Mortgage Trust, Series 2024-5C27, Class AS, 6.41%, 7/15/57	$ 5,246,782
5,000,000	BBCMS Mortgage Trust, Series 2024-C28, Class A5, 5.403%, 9/15/57	5,201,565
4,311,000(d)	Benchmark Mortgage Trust, Series 2024-V8, Class AM, 6.628%, 7/15/57	4,570,053
873,434(a)	BSPRT Issuer, Ltd., Series 2022-FL8, Class A, 5.207% (SOFR30A + 150 bps), 2/15/37 (144A)	873,427
6,310,000	MCR Mortgage Trust, Series 2024-TWA, Class F, 10.382%, 6/12/39 (144A)	6,442,820
6,440,000	SLG Office Trust, Series 2021-OVA, Class D, 2.851%, 7/15/41 (144A)	5,651,162
3,197,168(d)	THPT Mortgage Trust, Series 2023-THL, Class A, 6.994%, 12/10/34 (144A)	3,259,678
	Total Commercial Mortgage-Backed Securities (Cost $30,640,164)	$31,245,487

	Convertible Corporate Bonds — 0.4% of Net Assets
	REITS — 0.4%
4,895,000	PennyMac Corp., 5.50%, 3/15/26	$ 4,863,182
24,685,100	Redwood Trust, Inc., 7.75%, 6/15/27	24,931,951
	Total REITS	$29,795,133

	Total Convertible Corporate Bonds (Cost $28,536,201)	$29,795,133

The accompanying notes are an integral part of these financial statements.
12Victory Pioneer Multi-Asset Income Fund | Semi-Annual | 1/31/26

Principal Amount USD ($)		Value
	Corporate Bonds — 4.4% of Net Assets
	Advertising — 0.1%
1,860,000	Clear Channel Outdoor Holdings, Inc., 7.50%, 6/1/29 (144A)	$ 1,840,508
570,000	Clear Channel Outdoor Holdings, Inc., 7.75%, 4/15/28 (144A)	570,178
	Total Advertising	$2,410,686

	Banks — 1.3%
EUR5,300,000(d)(f)	ABN AMRO Bank NV, 4.75% (5 Year EUR Swap + 390 bps)	$ 6,378,475
2,500,000(d)	BPCE S.A., 3.116% (SOFR + 173 bps), 10/19/32 (144A)	2,251,591
4,917,000(d)	Intesa Sanpaolo S.p.A., 7.778% (1 Year CMT Index + 390 bps), 6/20/54 (144A)	5,935,922
10,000,000(d)(f)	Lloyds Banking Group Plc, 6.75% (5 Year CMT Index + 315 bps)	10,401,760
6,220,000(d)	Societe Generale S.A., 6.221% (1 Year CMT Index + 320 bps), 6/15/33 (144A)	6,522,188
31,703,000(d)(f)	UBS Group AG, 3.875% (5 Year CMT Index + 310 bps) (144A)	31,551,967
29,708,000(d)(f)	UBS Group AG, 4.875% (5 Year CMT Index + 340 bps) (144A)	29,599,658
7,425,000(d)(f)	UBS Group AG, 5.125% (5 Year CMT Index + 486 bps)	7,425,000
	Total Banks	$100,066,561

	Diversified Financial Services — 0.1%
3,000,000(d)	Capital One Financial Corp., 5.268% (SOFR + 237 bps), 5/10/33	$ 3,060,367
4,675,000	Global Aircraft Leasing Co., Ltd., 8.75%, 9/1/27 (144A)	4,839,238
	Total Diversified Financial Services	$7,899,605

	Multi-National — 0.5%
TRY197,470,000	European Bank for Reconstruction & Development, 28.00%, 9/27/27	$ 4,322,980
BRL26,000,000	International Finance Corp., 10.75%, 2/15/28	4,877,590
BRL153,575,000	International Finance Corp., 11.50%, 1/16/30	29,179,303
	Total Multi-National	$38,379,873

The accompanying notes are an integral part of these financial statements.
Victory Pioneer Multi-Asset Income Fund | Semi-Annual | 1/31/2613

Schedule of Investments  |  1/31/26
(unaudited) (continued)
Principal Amount USD ($)		Value
	REITS — 0.2%
10,844,000	Alexandria Real Estate Equities, Inc., 3.00%, 5/18/51	$ 6,886,594
13,631,000	Alexandria Real Estate Equities, Inc., 3.55%, 3/15/52	9,426,184
	Total REITS	$16,312,778

	Software — 2.2%
20,139,000	Oracle Corp., 3.60%, 4/1/50	$ 12,561,474
45,257,000	Oracle Corp., 3.80%, 11/15/37	36,439,775
11,386,000	Oracle Corp., 3.85%, 4/1/60	6,908,841
19,645,000	Oracle Corp., 3.95%, 3/25/51	12,880,234
78,595,000	Oracle Corp., 4.10%, 3/25/61	50,446,147
57,379,000	Oracle Corp., 5.95%, 9/26/55	50,595,287
	Total Software	$169,831,758

	Transportation — 0.0%†
2,065,000	Danaos Corp., 8.50%, 3/1/28 (144A)	$ 2,067,722
	Total Transportation	$2,067,722

	Total Corporate Bonds (Cost $324,490,089)	$336,968,983

Shares
	Preferred Stock — 0.0%† of Net Assets
	Banks — 0.0%†
12,040(b)	First Horizon Corp., 4.70%	$ 217,081
	Total Banks	$217,081

	Total Preferred Stock (Cost $216,624)	$217,081

Principal Amount USD ($)
Insurance-Linked Securities—1.1% of Net Assets#
Event Linked Bonds — 0.8%
Earthquakes – California — 0.0%†
500,000(a)	Sutter Re, 10.27%, (FHMMUSTF + 675 bps), 6/19/26 (144A)	$ 505,000
The accompanying notes are an integral part of these financial statements.
14Victory Pioneer Multi-Asset Income Fund | Semi-Annual | 1/31/26

Principal Amount USD ($)		Value
	Earthquakes – California — (continued)
250,000(a)	Torrey Pines Re, 9.576%, (JMMMUSTF + 604 bps), 6/7/27 (144A)	$ 260,775
250,000(a)	Torrey Pines Re, 10.646%, (JMMMUSTF + 711 bps), 6/7/27 (144A)	259,950
		$1,025,725

	Earthquakes – U.S. — 0.0%†
500,000(a)	Acorn Re, 6.629%, (GSMMUSTF + 310 bps), 11/5/27 (144A)	$ 507,800
	Flood – U.S. — 0.0%†
1,500,000(a)	FloodSmart Re, 17.88%, (FHMMUSTF + 1,436 bps), 3/12/27 (144A)	$ 1,597,500
1,000,000(a)	FloodSmart Re, 20.67%, (FHMMUSTF + 1,715 bps), 3/11/26 (144A)	1,015,000
		$2,612,500

	Health – U.S. — 0.1%
3,250,000(a)	Vitality Re XIV, 7.02%, (FHMMUSTF + 350 bps), 1/5/27 (144A)	$ 3,292,575
600,000(a)	Vitality Re XIV, 8.02%, (FHMMUSTF + 450 bps), 1/5/27 (144A)	611,400
		$3,903,975

	Multiperil – Florida — 0.0%†
650,000(a)	Sanders Re, 11.25%, (BRMMUSDF + 772 bps), 6/5/26 (144A)	$ 664,300
	Multiperil – U.S. — 0.3%
500,000(a)	Aquila Re, 8.92%, (BRMMUSDF + 539 bps), 6/7/27 (144A)	$ 515,350
250,000(a)	Bonanza Re, 7.28%, (MSMMUSTF + 375 bps), 12/19/27 (144A)	251,700
1,000,000(a)	Bonanza Re, 9.03%, (MSMMUSTF + 550 bps), 12/19/27 (144A)	1,017,500
250,000(a)	Four Lakes Re, 9.03%, (BRMMUSDF + 550 bps), 1/7/28 (144A)	255,650
250,000(a)	Four Lakes Re, 9.33%, (BRMMUSDF + 580 bps), 1/7/27 (144A)	253,650
250,000(a)	Four Lakes Re, 11.78%, (BRMMUSDF + 825 bps), 1/7/28 (144A)	255,175
250,000(a)	Four Lakes Re, 12.45%, (BRMMUSDF + 892 bps), 1/7/27 (144A)	253,725
1,000,000(a)	Fuchsia 2024-1 , 8.68%, (FRMMUSTI + 514 bps), 4/6/28 (144A)	1,032,800
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Multi-Asset Income Fund | Semi-Annual | 1/31/2615

Schedule of Investments  |  1/31/26
(unaudited) (continued)
Principal Amount USD ($)		Value
	Multiperil – U.S. — (continued)
500,000(a)	Herbie Re, 10.79%, (JMMMUSTF + 725 bps), 1/8/29 (144A)	$ 509,200
2,000,000(a)	High Point Re, 9.17%, (BRMMUSDF + 564 bps), 1/6/27 (144A)	2,023,400
750,000(a)	Merna Re II, 10.993%, (GSMMUSTI + 747 bps), 7/7/27 (144A)	789,075
1,300,000(a)	Merna Re II, 11.903%, (GSMMUSTI + 838 bps), 7/7/26 (144A)	1,340,950
1,500,000(a)	Merna Re II, 12.013%, (GSMMUSTI + 849 bps), 7/7/27 (144A)	1,553,550
250,000(a)	Mystic Re, 7.523%, (GSMMUSTI + 400 bps), 1/10/28 (144A)	253,550
1,750,000(a)	Mystic Re, 15.523%, (GSMMUSTI + 1,200 bps), 1/8/27 (144A)	1,819,125
1,000,000(a)	Residential Re, 8.92%, (JMMMUSTF + 538 bps), 12/6/28 (144A)	1,030,300
750,000(a)	Residential Re, 9.51%, (JMMMUSTF + 597 bps), 12/6/27 (144A)	783,900
1,000,000(a)	Residential Re, 10.48%, (JMMMUSTF + 694 bps), 12/6/28 (144A)	1,022,800
500,000(a)	Residential Re, 11.13%, (JMMMUSTF + 759 bps), 12/6/26 (144A)	514,300
1,250,000(a)	Residential Re, 12.24%, (JMMMUSTF + 870 bps), 12/6/27 (144A)	1,309,125
2,500,000(a)	Sanders Re, 7.52%, (BRMMUSDF + 399 bps), 4/7/29 (144A)	2,546,750
2,500,000(a)	Sanders Re, 8.89%, (BRMMUSDF + 536 bps), 4/7/29 (144A)	2,590,750
750,000(a)	Sanders Re, 9.09%, (BRMMUSDF + 556 bps), 4/7/28 (144A)	784,200
800,000(a)	Sanders Re III, 6.87%, (BRMMUSDF + 334 bps), 4/7/26 (144A)	800,800
1,600,000(a)	Sanders Re III, 9.00%, (BRMMUSDF + 547 bps), 4/7/27 (144A)	1,646,240
250,000(a)	Solomon Re, 9.043%, (GSMMUSTI + 552 bps), 6/8/26 (144A)	253,625
		$25,407,190

	Multiperil – U.S. & Canada — 0.1%
750,000(a)	Atlas Re, 15.962%, (SOFR + 1,222 bps), 6/8/27 (144A)	$ 825,075
500,000(a)	Easton Re, 11.03%, (BRMMUSDF + 750 bps), 1/8/27 (144A)	507,950
The accompanying notes are an integral part of these financial statements.
16Victory Pioneer Multi-Asset Income Fund | Semi-Annual | 1/31/26

Principal Amount USD ($)		Value
	Multiperil – U.S. & Canada — (continued)
1,250,000(a)	Galileo Re, 10.523%, (GSMMUSTI + 700 bps), 1/7/28 (144A)	$ 1,304,625
250,000(a)	Kilimanjaro II Re, 9.78%, (BRMMUSDF + 625 bps), 6/30/28 (144A)	262,900
750,000(a)	Kilimanjaro II Re, 10.78%, (BRMMUSDF + 725 bps), 6/30/28 (144A)	792,450
250,000(a)	Kilimanjaro III Re, 14.78%, (BRMMUSDF + 1,125 bps), 4/20/26 (144A)	255,000
		$3,948,000

	Multiperil – U.S. Regional — 0.0%†
500,000(a)	Aquila Re, 10.83%, (BNMMDTSC + 726 bps), 6/8/26 (144A)	$ 510,500
250,000(a)	Aquila Re, 12.40%, (BNMMDTSC + 883 bps), 6/8/26 (144A)	256,250
1,300,000(a)	Locke Tavern Re, 8.485%, (GSMMUSTI + 496 bps), 4/9/26 (144A)	1,307,800
		$2,074,550

	Multiperil – Worldwide — 0.1%
1,250,000(a)	Atlas Capital, 11.292%, (SOFR + 757 bps), 6/5/26 (144A)	$ 1,288,875
750,000(a)	Cat Re 2001, 16.58%, (JMMMUSTF + 1,304 bps), 1/8/27 (144A)	782,625
1,000,000(a)	Kendall Re, 9.773%, (GSMMUSTI + 625 bps), 4/30/27 (144A)	1,039,200
500,000(a)	Silk Road Re, 9.57%, (BNMMDTSC + 600 bps), 1/10/28 (144A)	503,750
		$3,614,450

	Windstorm – Florida — 0.1%
1,000,000(a)	First Coast Re, 13.48%, (JMMMUSTF + 994 bps), 4/7/26 (144A)	$ 1,013,000
250,000(a)	Marlon Re, 10.846%, (JMMMUSTF + 731 bps), 6/7/27 (144A)	263,750
750,000(a)	Merna Re II, 12.273%, (GSMMUSTI + 875 bps), 7/7/27 (144A)	786,225
250,000(a)	Palm Re, 13.27%, (BNMMDTSC + 970 bps), 6/7/27 (144A)	262,075
500,000(a)	Purple Re, 12.666%, (JMMMUSTF + 913 bps), 6/7/27 (144A)	522,000
		$2,847,050

The accompanying notes are an integral part of these financial statements.
Victory Pioneer Multi-Asset Income Fund | Semi-Annual | 1/31/2617

Schedule of Investments  |  1/31/26
(unaudited) (continued)
Principal Amount USD ($)		Value
	Windstorm – Massachusetts — 0.0%†
1,000,000(a)	Mayflower Re, 8.445%, (FHMMUSTF + 493 bps), 7/8/27 (144A)	$ 1,028,000
	Windstorm – Mexico — 0.0%†
250,000(a)	International Bank for Reconstruction & Development, 15.875%, (SOFR + 1,222 bps), 4/24/28 (144A)	$ 265,725
250,000(a)	International Bank for Reconstruction & Development, 17.374%, (SOFR + 1,372 bps), 4/24/28 (144A)	266,300
		$532,025

	Windstorm – North Carolina — 0.0%†
750,000(a)	Blue Ridge Re, 8.77%, (FHMMUSTF + 525 bps), 1/8/27 (144A)	$ 762,075
1,250,000(a)	Blue Ridge Re, 11.51%, (FHMMUSTF + 799 bps), 1/8/27 (144A)	1,285,750
		$2,047,825

	Windstorm – Texas — 0.0%†
500,000(a)	Alamo Re, 10.06%, (FHMMUSTF + 654 bps), 6/7/27 (144A)	$ 522,450
250,000(a)	Alamo Re, 11.954%, (FHMMUSTF + 843 bps), 6/7/27 (144A)	264,000
1,500,000(a)	Alamo Re, 12.60%, (FHMMUSTF + 908 bps), 6/7/26 (144A)	1,538,100
		$2,324,550

	Windstorm – U.S. — 0.1%
1,750,000(a)	Cape Lookout Re, 10.722%, (FHMMUSTF + 720 bps), 4/28/26 (144A)	$ 1,771,000
600,000(a)	Gateway Re, 17.47%, (BRMMUSDF + 1,394 bps), 2/24/26 (144A)	604,800
1,600,000(a)	Merna Re II, 13.993%, (GSMMUSTI + 1,047 bps), 7/7/26 (144A)	1,654,400
		$4,030,200

	Windstorm – U.S. Multistate — 0.0%†
250,000(a)	Gateway Re, 9.43%, (BRMMUSDF + 590 bps), 7/8/27 (144A)	$ 256,325
	Windstorm – U.S. Regional — 0.0%†
1,000,000(a)	Citrus Re, 10.12%, (BRMMUSDF + 659 bps), 6/7/26 (144A)	$ 1,016,000
The accompanying notes are an integral part of these financial statements.
18Victory Pioneer Multi-Asset Income Fund | Semi-Annual | 1/31/26

Principal Amount USD ($)		Value
	Winterstorm – Florida — 0.0%†
2,000,000(a)	Lightning Re, 14.523%, (GSMMUSTI + 1,100 bps), 3/31/26 (144A)	$ 2,026,000
	Total Event Linked Bonds	$59,866,465

Face Amount USD ($)
	Collateralized Reinsurance — 0.1%
	Multiperil – U.S. — 0.1%
5,272,146(b)(g)+	PI0047 2024-1, 12/31/29	$ 5,715,062
	Multiperil – Worldwide — 0.0%†
4,000,000(b)(g)+	Gamboge Re, 3/31/30	$ 1,860,800
1,000,000(b)(g)+	Merion Re 2025-1, 12/31/30	1,041,469
500,000(b)(g)+	Pine Valley Re 2025, 12/31/29	517,830
		$3,420,099

	Total Collateralized Reinsurance	$9,135,161

	Reinsurance Sidecars — 0.2%
	Multiperil – U.S. — 0.0%†
2,500,000(b)(g)+	Carnoustie Re 2025, 12/31/30	$ 2,675,094
	Multiperil – Worldwide — 0.2%
1,000,000(b)(h)+	Alturas Re 2021-3, 7/31/26	$ 25,600
24,956(b)(h)+	Alturas Re 2022-2, 12/31/27	876
2,000,000(b)(g)+	Berwick Re 2025, 12/31/30	2,220,000
1,000,000(b)(g)+	Clearwater Re 2025, 12/31/30	1,136,009
2,500,000(b)(g)+	Pangaea Re 2025-1, 12/31/30	2,414,992
2,365(b)(g)+	Sector Re V, 12/1/29 (144A)	1,025,179
2,028(b)(g)+	Sector Re V, 12/1/29 (144A)	879,096
1,000,000(b)(h)+	Thopas Re 2020, 12/31/26	4,500
1,500,000(b)(h)+	Thopas Re 2021, 12/31/26	—
2,500,000(b)(h)+	Thopas Re 2023, 12/31/28	6,500
2,500,000(b)(h)+	Thopas Re 2024, 12/31/29	14,750
2,500,000(b)(g)+	Thopas Re 2025, 12/31/30	3,067,250
1,500,000(b)(h)+	Viribus Re 2019, 12/31/26	—
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Multi-Asset Income Fund | Semi-Annual | 1/31/2619

Schedule of Investments  |  1/31/26
(unaudited) (continued)
Face Amount USD ($)		Value
	Multiperil – Worldwide — (continued)
2,000,000(h)+	Viribus Re 2023, 12/31/28	$ 62,600
333,333(h)+	Viribus Re 2024, 12/31/29	21,100
		$10,878,452

	Total Reinsurance Sidecars	$13,553,546

	Total Insurance-Linked Securities (Cost $72,330,888)	$82,555,172

Principal Amount USD ($)
	Foreign Government Bonds — 0.9% of Net Assets
	Brazil — 0.4%
BRL186,200,000(i)	Brazil Letras do Tesouro Nacional, 0.000%, 4/1/27	$ 30,691,244
	Total Brazil	$30,691,244

	Hungary — 0.1%
HUF1,441,490,000	Hungary Government Bond, 4.500%, 5/27/32	$ 4,059,776
	Total Hungary	$4,059,776

	Indonesia — 0.1%
IDR161,493,000,000	Indonesia Treasury Bond, 6.875%, 4/15/29	$ 9,982,067
	Total Indonesia	$9,982,067

	Philippines — 0.1%
PHP576,400,000	Philippine Government Bond, 6.750%, 9/15/32	$ 10,266,302
	Total Philippines	$10,266,302

	Russia — 0.0%
RUB61,885,000(e)+#	Russian Federal Bond - OFZ, 7.700%, 3/23/33	$ —
RUB59,074,000(e)+#	Russian Federal Bond - OFZ, 8.150%, 2/3/27	—
	Total Russia	$—

	Trinidad — 0.0%†
2,113,000	Trinidad & Tobago Government International Bond, 4.500%, 8/4/26 (144A)	$ 2,097,152
	Total Trinidad	$2,097,152

The accompanying notes are an integral part of these financial statements.
20Victory Pioneer Multi-Asset Income Fund | Semi-Annual | 1/31/26

Principal Amount USD ($)		Value
	Turkey — 0.2%
TRY176,759,679	Turkiye Government Bond, 12.400%, 3/8/28	$ 2,918,041
TRY521,808,900	Turkiye Government Bond, 36.000%, 8/12/26	12,203,511
	Total Turkey	$15,121,552

	Total Foreign Government Bonds (Cost $75,225,161)	$72,218,093

	Equity Linked Notes — 20.5% of Net Assets
	Aerospace & Defense — 0.1%
EUR118,900	BNP Paribas (Hensoldt AG), 21.08%, 3/30/26 (144A)	$ 10,736,666
	Total Aerospace & Defense	$10,736,666

	Apparel Retail — 0.1%
27,600	Bank of America NA (Lululemon Athletica In), 13.63%, 4/7/26	$ 5,112,072
	Total Apparel Retail	$5,112,072

	Auto Manufacturers — 0.7%
265,500(j)	Bnp Paribas (General Motors Co.), 2/8/27 (144A)	$ 22,644,495
234,800	Citigroup (General Motors Company), 10.70%, 11/3/26 (144A)	17,233,146
171,600	Mizuho Markets (General Motors Co.), 12/30/26	14,189,003
	Auto Manufacturers	$54,066,644

	Banks — 1.7%
141,500	Canadian Imperal (BJS Wholesale Club), 11/24/26	$ 13,404,988
47,200	Canadian Imperal (Mastec, Inc.), 12/23/26	10,850,194
485,100	Royal Bank of Canada (Barrick Gold Corp.), 11.76%, 3/4/26 (144A)	9,835,233
186,900	Royal Bank of Canada (Paypal Holdings, Inc.), 14.42%, 11/12/26 (144A)	11,295,301
221,900	Royal Bank of Canada (Uber Technologies, Inc.), 12.77%, 2/24/26 (144A)	17,747,562
51,100	Toronto Dominion (Adobe, Inc.), 12/16/26	16,022,149
93,300	Toronto Dominion (Amazon.Com, Inc.), 12/30/26	21,710,910
677,400	Toronto Dominion (Usa Rare Earth, Inc.), 39.00%, 11/25/26	11,827,404
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Multi-Asset Income Fund | Semi-Annual | 1/31/2621

Schedule of Investments  |  1/31/26
(unaudited) (continued)
Principal Amount USD ($)		Value
	Banks — (continued)
241,300	Toronto Dominion Bank (Celsius Holdings, Inc.), 19.81%, 12/15/26	$ 11,076,877
215,900	Royal Bank of Canada (Ovintiv, Inc.), 13.39%, 9/18/26 (144A)	9,114,219
	Total Banks	$132,884,837

	Basic Materials — 1.4%
1,014,500	Bank Of America (Barrick Mining Corp.), 12.00%, 6/24/26	$ 23,349,935
384,000	Bank of America (Newmont Corp.), 12.84%, 6/24/26	23,512,704
418,400(j)+	Citigroup (Critical Metals Corp.), 76.02%, 4/30/26	6,426,624
496,500	Citigroup (Usa Rare Earth, Inc.), 85.15%, 2/2/26 (144A)	10,614,227
416,500(i)	HSBC Bank Plc ( Barrick Mining Corp.), 15.00%, 11/2/26	14,161,462
2,841,300(i)	JP Morgan Structured Products (BV B2Gold Corp.), 6/24/26	11,393,613
389,500	Wells Fargo Bank NA (Teck Resources Ltd.), 12.41%, 7/13/26	17,445,705
	Total Basic Materials	$106,904,270

	Beverages — 0.2%
289,000	Citigroup (Celsius Holdings, Inc.), 11/18/26 (144A)	$ 13,466,966
	Total Beverages	$13,466,966

	Beverages - Non-Alcoholic — 0.3%
298,200	Citigroup (Celsius Holdings, Inc.), 11/19/26 (144A)	$ 14,540,232
338,200	Mizuho Markets (Celsius Holdings, Inc.), 27.00%, 3/12/26	11,089,409
	Total Beverages - Non-Alcoholic	$25,629,641

	Biotechnology — 0.1%
96,000	BNP Paribas Issuance BV (Biontech SE), 17.02%, 6/18/26 (144A)	$ 10,860,480
	Total Biotechnology	$10,860,480

	Building Materials — 0.1%
89,300	Goldman Sachs (CRH Plc), 10.60%, 3/18/26	$ 10,019,460
	Total Building Materials	$10,019,460

The accompanying notes are an integral part of these financial statements.
22Victory Pioneer Multi-Asset Income Fund | Semi-Annual | 1/31/26

Principal Amount USD ($)		Value
	Building Products — 0.1%
258,100(i)	Bank Of America (Trex Company, Inc.), 1/27/27	$ 10,625,977
	Total Building Products	$10,625,977

	Chemicals — 0.1%
172,200	Canadian Imperial Bank of Commerce (Celanese Corp.), 18.15%, 3/16/26	$ 7,884,608
	Total Chemicals	$7,884,608

	Computer Hardware — 0.1%
42,000(i)	JP Morgan (Dell Technologies), 17.27%, 10/26/26	$ 5,493,180
	Total Computer Hardware	$5,493,180

	Construction & Engineering — 0.6%
61,900(j)	Citigroup (Mastec, Inc.), 2/8/27 (144A)	$ 14,936,161
98,900(j)	Citigroup (Regal Rexnord Corp.), 2/8/27 (144A)	15,438,784
31,700(i)	JP Morgan (Mastec, Inc.), 15.42%, 10/26/26	6,910,283
48,200	Wells Fargo (Mastec, Inc.), 14.81%, 12/11/26	10,835,842
	Total Construction & Engineering	$48,121,070

	Consumer Discretionary — 0.4%
574,600(i)	Bank of America (Brightstar Lottery PLC), 8/24/26	$ 8,170,812
533,400	Bank of America (Draftkings, Inc.), 21.30%, 4/7/26	15,191,232
368,000	Mizuho Markets (Brightstar Lottery PLC), 13.96%, 8/17/26	5,402,424
	Consumer Discretionary	$28,764,468

	Containers & Packaging — 0.1%
175,300	Wells Fargo (The Simply Goods Food Co.), 12.83%, 1/27/27	$ 3,411,338
	Total Containers & Packaging	$3,411,338

	Credit Services — 0.8%
236,300	Goldman Sachs (Paypal Holdings, Inc.), 12/31/26	$ 12,956,329
354,000(i)	HSBC Bank Plc (Paypal Holdings, Inc.), 12/30/26	19,455,840
219,500	Mizuho Markets (Paypal Holdings, Inc.), 11.12%, 9/29/26	12,264,782
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Multi-Asset Income Fund | Semi-Annual | 1/31/2623

Schedule of Investments  |  1/31/26
(unaudited) (continued)
Principal Amount USD ($)		Value
	Credit Services — (continued)
190,000	Royal Bank Of Canada (PayPal Holdings, Inc.), 11.93%, 3/12/26 (144A)	$ 10,306,550
182,100	Wells Fargo Bank NA (PayPal Holdings, Inc.), 11.86%, 3/5/26	9,844,326
	Total Credit Services	$64,827,827

	Discount Stores — 0.4%
210,000	Bnp Paribas (BJ's Wholesale Club Holdings, Inc.), 9.43%, 10/14/26 (144A)	$ 18,954,600
137,200	Toronto-Dominion Bank (BJ's Wholesale Club), 10.68%, 3/13/26	12,862,500
	Total Discount Stores	$31,817,100

	Electrical Equipment & Parts — 0.2%
105,900	Wells Fargo Bank NA (Vertiv Holdings Co.), 18.88%, 3/26/26	$ 11,356,580
	Total Electrical Equipment & Parts	$11,356,580

	Financial Services — 0.3%
146,100(i)	JP Morgan Structured Products (Paypal Holdings, Inc.), 11.91%, 6/25/26	$ 8,226,891
138,400	Mizuho Markets Cayman LP (Paypal Holdings, Inc.), 12.00%, 5/14/26	7,580,514
30,800	Wells Fargo (Coinbase Global, Inc.), 18.37%, 6/25/26	6,417,180
	Total Financial Services	$22,224,585

	Footwear & Accessories — 0.4%
209,900	Mizuho Markets Cayman LP (Crocs, Inc.), 15.34%, 7/10/26	$ 18,684,039
158,800	Mizuho Markets Cayman LP (Paypal Holdings, Inc.), 10.00%, 8/7/26	8,869,615
	Total Footwear & Accessories	$27,553,654

	Furnishings, Fixtures & Appliances — 0.4%
154,800	Bank Of America ( Whirlpool Corp.), 16.49%, 4/10/26	$ 12,459,852
78,300(i)	JP Morgan Structured Products BV (SharkNinja, Inc.), 14.07%, 2/27/26	8,913,672
99,200	Royal Bank of Canada (Whirlpool Corp.), 18.92%, 3/20/26 (144A)	7,910,208
	Total Furnishings, Fixtures & Appliances	$29,283,732

The accompanying notes are an integral part of these financial statements.
24Victory Pioneer Multi-Asset Income Fund | Semi-Annual | 1/31/26

Principal Amount USD ($)		Value
	Gold — 0.9%
323,800	Citigroup (Barrick Mining Corp.), 6/2/26 (144A)	$ 13,865,116
160,200	Citigroup (Newmont Corp.), 2/10/27	17,998,470
359,700(i)	Hsbc Bank Plc (Barrick Mining Corp.), 12/4/26	14,814,245
471,800	Mizuho Markets (Barrick Mining Corporation), 11.64%, 3/4/26	9,777,583
3,026,300	Wells Fargo Bank NA (B2Gold Corporation), 18.36%, 5/6/26	9,714,423
	Total Gold	$66,169,837

	Healthcare-Products — 0.2%
80,800(i)	HSBC Bank Plc (Biogen, Inc.), 11.35%, 10/14/26	$ 13,157,472
	Total Healthcare-Products	$13,157,472

	Healthcare-Services — 0.2%
57,900(i)	HSBC Bank Plc (Humana, Inc.), 13.62%, 8/10/26	$ 11,798,862
199,200	Mizuho Markets (Newamsterdam Pharma Company N.V.), 19.56%, 10/20/26	6,254,382
	Total Healthcare-Services	$18,053,244

	Household & Personal Products — 0.1%
208,600	Wells Fargo Bank NA (Hims & Hers Health, Inc.), 33.00%, 5/8/26	$ 6,084,862
	Total Household & Personal Products	$6,084,862

	Industrial Conglomerates — 0.4%
1,247,200	Bank Of America (Thyssen Krupp Ag), 19.45%, 6/29/26	$ 13,731,173
988,700	Bank of America (Thyssenkrupp AG), 17.00%, 9/23/26	13,513,354
	Total Industrial Conglomerates	$27,244,527

	Internet — 1.6%
93,300(i)	Hsbc Bank Plc (Amazon.Com, Inc.), 12/31/26	$ 21,524,310
123,400(i)	HSBC Bank Plc (Amazon.Com, Inc.), 9.35%, 7/28/26	28,035,246
62,900(i)(j)+	JP Morgan (Amazon.Com, Inc.), 2/8/27	15,051,970
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Multi-Asset Income Fund | Semi-Annual | 1/31/2625

Schedule of Investments  |  1/31/26
(unaudited) (continued)
Principal Amount USD ($)		Value
	Internet — (continued)
158,400(i)	JP Morgan (Amazon.Com, Inc.), 9.39%, 9/24/26	$ 36,942,048
102,600	Wells Fargo (Amazon.Com, Inc.), 9.01%, 9/17/26	24,026,868
	Total Internet	$125,580,442

	Internet Content & Information — 0.3%
57,500	Citigroup (Alphabet Inc.), 10.95%, 4/21/26 (144A)	$ 9,808,729
299,500	Wells Fargo (Pinterest, Inc.), 15.18%, 10/13/26	7,520,445
187,500	Wells Fargo (Stubhub Holdings, Inc.), 34.45%, 10/16/26	2,900,625
	Total Internet Content & Information	$20,229,799

	Leisure Products — 0.4%
551,300	Citigroup (Yeti Holdings, Inc.), 11/19/26 (144A)	$ 21,809,428
256,500	Goldman Sachs (Yeti Holdings, Inc.), 13.50%, 8/24/26	9,659,790
	Total Leisure Products	$31,469,218

	Marine Shipping — 0.1%
907,600	Royal Bank Of Canada (Golden Ocean Group Limited), 17.41%, 3/12/26 (144A)	$ 9,883,310
	Total Marine Shipping	$9,883,310

	Metals & Mining — 0.5%
268,700	BNP Paribas (Alcoa Corp.), 2/10/27	$ 15,264,847
393,300	Citigroup (Usa Rare Earth, Inc.), 11/13/26 (144A)	7,945,761
460,500	Citigroup (Usa Rare Earth, Inc.), 11/27/26 (144A)	8,042,172
554,600	Citigroup (Usa Rare Earth, Inc.), 12/2/26 (144A)	7,977,256
	Total Metals & Mining	$39,230,036

	Oil, Gas & Consumable Fuels — 0.8%
350,700	Citigroup Global Markets Holdings, Inc./United States (HF Sinclair Corp.), 15.37%, 6/8/26 (144A)	$ 13,922,439
531,500(i)	HSBC Bank Plc (Range Resources Corporation), 13.00%, 5/8/26	19,343,943
The accompanying notes are an integral part of these financial statements.
26Victory Pioneer Multi-Asset Income Fund | Semi-Annual | 1/31/26

Principal Amount USD ($)		Value
	Oil, Gas & Consumable Fuels — (continued)
350,700	Mizuho Markets (Range Resources Corp.), 11.41%, 9/18/26	$ 12,353,408
328,200	Mizuho Markets (Range Resources Corp.), 12.54%, 10/20/26	12,403,170
	Total Oil, Gas & Consumable Fuels	$58,022,960

	Rental & Leasing Services — 0.2%
25,500(i)	JP Morgan Structured Products BV (United Rentals), 15.02%, 4/16/26	$ 15,616,593
	Total Rental & Leasing Services	$15,616,593

	Semiconductors & Semiconductor Equipment — 3.3%
92,500	Bank of America (Advanced Micro Devices, Inc.), 16.06%, 5/19/26	$ 10,452,944
196,700	Citigroup Global Markets Holdings, Inc. (Microchip Technology, Inc.), 16.00%, 3/11/26 (144A)	12,699,936
85,900	Citigroup Global Markets Holdings, Inc. (Nvidia Corp.), 17.21%, 4/10/26 (144A)	10,305,414
54,500(i)	HSBC Bank Plc (Advanced Micro Devices, Inc.), 10/20/26	12,561,978
116,100(i)	JP Morgan (Advanced Micro Devices, Inc.), 1.00%, 2/24/26	14,412,073
117,000(i)	JP Morgan (Advanced Micro Devices, Inc.), 1.00%, 3/3/26	14,575,275
80,400(i)	JP Morgan (Ambarella, Inc.), 20.05%, 11/3/26	5,631,216
365,500(i)	JP Morgan (Axcelis Technologies, Inc.), 17.00%, 8/17/26	29,254,620
215,300(i)	JP Morgan (NVIDIA Corporation), 16.87%, 4/13/26	26,318,539
77,300	Mizuho Markets (Advanced Micro Devices, Inc.), 15.29%, 9/22/26	13,190,897
149,900	Mizuho Markets (Advanced Micro Devices, Inc.), 16.49%, 5/6/26	15,689,283
44,500	Mizuho Markets (Advanced Micro Devices, Inc.), 18.09%, 10/16/26	9,598,672
160,100	Mizuho Markets (Axcelis Technologies, Inc.), 18.28%, 3/12/26	10,003,048
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Multi-Asset Income Fund | Semi-Annual | 1/31/2627

Schedule of Investments  |  1/31/26
(unaudited) (continued)
Principal Amount USD ($)		Value
	Semiconductors & Semiconductor Equipment — (continued)
448,800	Wells Fargo Bank NA (Advanced Micro Devices, Inc.), 15.48%, 6/24/26	$ 57,869,170
68,400	Wells Fargo Bank NA (Qualcomm Incorporated), 11.80%, 7/10/26	10,444,680
	Total Semiconductors & Semiconductor Equipment	$253,007,745

	Software — 1.0%
65,100	Citigroup (Adobe, Inc.), 2/10/27	$ 19,090,575
39,600(i)	Hsbc Bank Plc (Adobe, Inc.), 12/31/26	12,271,644
29,600(i)	JP Morgan (Adobe, Inc.), 12/22/26	9,260,656
50,900(i)(j)+	JP Morgan (Adobe, Inc.), 2/8/27	14,926,425
66,600(i)	Bank of America (Adobe, Inc.), 11.88%, 9/18/26	20,560,419
	Total Software	$76,109,719

	Software - Infrastructure — 0.6%
117,600	Citigroup (Twilio, Inc.), 16.72%, 9/24/26 (144A)	$ 12,605,544
1,902,100(i)	JP Morgan (Worldline SA), 23.98%, 9/29/26	3,823,221
155,600(i)	JP Morgan Structured Products BV (Oracle Corp.), 12.90%, 3/23/26	23,733,668
80,500	Mizuho Markets (Netapp, Inc.), 11.22%, 10/28/26	8,211,443
	Total Software - Infrastructure	$48,373,876

	Specialty Industrial Machinery — 0.7%
95,000	Citigroup (Regal Rexnord Corp.), 12/15/26 (144A)	$ 14,443,325
72,400	Citigroup Global Markets Holdings, Inc./United States (Generac Holdings, Inc.), 12.20%, 7/30/26 (144A)	11,022,538
70,500	Mizuho Markets (Regal Rexnord Corp.), 15.64%, 12/11/26	10,692,171
119,800	Royal Bank Of Canada (Regal Rexnord Corp.), 2/10/27	19,347,700
	Total Specialty Industrial Machinery	$55,505,734

The accompanying notes are an integral part of these financial statements.
28Victory Pioneer Multi-Asset Income Fund | Semi-Annual | 1/31/26

Principal Amount USD ($)		Value
	Travel Services — 0.5%
75,500	Mizuho Markets (Airbnb, Inc.), 14.10%, 5/8/26	$ 9,650,146
208,600	Wells Fargo (Airbnb, Inc.), 12/30/26	27,195,182
	Total Travel Services	$36,845,328

	Wireless Telecommunication Services — 0.1%
457,400	Goldman Sachs (Usa Rare Earth, Inc.), 43.86%, 11/6/26	$ 9,770,064
	Total Wireless Telecommunication Services	$9,770,064

	Total Equity Linked Notes (Cost $1,572,311,164)	$1,571,399,921

	U.S. Government and Agency Obligations — 17.5% of Net Assets
2,884,190	Federal Home Loan Mortgage Corp., 2.500%, 2/1/51	$ 2,508,977
3,310,096	Federal Home Loan Mortgage Corp., 2.500%, 7/1/51	2,885,538
1,448,171	Federal Home Loan Mortgage Corp., 2.500%, 11/1/51	1,262,431
424,168	Federal Home Loan Mortgage Corp., 2.500%, 2/1/52	369,480
1,526,368	Federal Home Loan Mortgage Corp., 3.000%, 8/1/50	1,390,549
1,885,117	Federal Home Loan Mortgage Corp., 3.000%, 8/1/52	1,706,759
7,220,021	Federal Home Loan Mortgage Corp., 4.500%, 10/1/53	7,166,048
10,702,107	Federal Home Loan Mortgage Corp., 4.500%, 4/1/54	10,537,502
54,243,623	Federal Home Loan Mortgage Corp., 5.000%, 1/1/46	54,626,797
22,966,637	Federal Home Loan Mortgage Corp., 5.000%, 2/1/46	23,094,150
5,071,947	Federal Home Loan Mortgage Corp., 5.000%, 7/1/52	5,092,571
21,147,520	Federal Home Loan Mortgage Corp., 5.000%, 12/1/52	21,245,443
6,395,679	Federal Home Loan Mortgage Corp., 5.000%, 5/1/53	6,434,150
35,872,262	Federal Home Loan Mortgage Corp., 5.000%, 6/1/53	36,008,939
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Multi-Asset Income Fund | Semi-Annual | 1/31/2629

Schedule of Investments  |  1/31/26
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
4,152,340	Federal Home Loan Mortgage Corp., 5.000%, 3/1/54	$ 4,188,243
3,810,188	Federal Home Loan Mortgage Corp., 5.000%, 11/1/54	3,814,965
4,399,612	Federal Home Loan Mortgage Corp., 5.000%, 11/1/54	4,404,429
14,395,891	Federal Home Loan Mortgage Corp., 5.000%, 1/1/55	14,439,286
15,000,000	Federal Home Loan Mortgage Corp., 5.000%, 1/1/56	15,028,512
5,535,391	Federal Home Loan Mortgage Corp., 5.500%, 8/1/52	5,633,635
1,025,212	Federal Home Loan Mortgage Corp., 5.500%, 11/1/52	1,043,540
7,411,755	Federal Home Loan Mortgage Corp., 5.500%, 4/1/53	7,594,631
1,776,066	Federal Home Loan Mortgage Corp., 5.500%, 4/1/53	1,809,537
14,933,263	Federal Home Loan Mortgage Corp., 5.500%, 6/1/53	15,310,382
17,544,073	Federal Home Loan Mortgage Corp., 5.500%, 6/1/53	17,845,862
4,334,205	Federal Home Loan Mortgage Corp., 5.500%, 6/1/53	4,409,970
4,965,113	Federal Home Loan Mortgage Corp., 5.500%, 6/1/53	5,074,411
15,353,810	Federal Home Loan Mortgage Corp., 5.500%, 7/1/53	15,601,537
11,081,492	Federal Home Loan Mortgage Corp., 5.500%, 9/1/53	11,375,184
20,544,144	Federal Home Loan Mortgage Corp., 5.500%, 10/1/53	21,088,651
7,612,138	Federal Home Loan Mortgage Corp., 5.500%, 11/1/53	7,721,316
4,154,971	Federal Home Loan Mortgage Corp., 5.500%, 12/1/53	4,261,845
2,946,225	Federal Home Loan Mortgage Corp., 5.500%, 2/1/54	3,009,941
7,585,894	Federal Home Loan Mortgage Corp., 5.500%, 4/1/54	7,773,649
4,719,888	Federal Home Loan Mortgage Corp., 5.500%, 4/1/54	4,787,584
The accompanying notes are an integral part of these financial statements.
30Victory Pioneer Multi-Asset Income Fund | Semi-Annual | 1/31/26

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
1,703,947	Federal Home Loan Mortgage Corp., 5.500%, 5/1/54	$ 1,735,265
1,620,165	Federal Home Loan Mortgage Corp., 5.500%, 5/1/54	1,650,260
2,547,579	Federal Home Loan Mortgage Corp., 5.500%, 5/1/54	2,605,159
3,577,709	Federal Home Loan Mortgage Corp., 5.500%, 6/1/54	3,644,166
2,137,724	Federal Home Loan Mortgage Corp., 5.500%, 7/1/54	2,188,316
2,035,901	Federal Home Loan Mortgage Corp., 5.500%, 8/1/54	2,082,951
17,169,845	Federal Home Loan Mortgage Corp., 5.500%, 8/1/54	17,416,106
3,824,254	Federal Home Loan Mortgage Corp., 5.500%, 9/1/54	3,912,630
1,800,626	Federal Home Loan Mortgage Corp., 5.500%, 10/1/54	1,836,713
1,664,111	Federal Home Loan Mortgage Corp., 5.500%, 10/1/54	1,690,667
3,446,643	Federal Home Loan Mortgage Corp., 5.500%, 11/1/54	3,496,894
6,248,781	Federal Home Loan Mortgage Corp., 5.500%, 11/1/54	6,401,010
4,936,405	Federal Home Loan Mortgage Corp., 5.500%, 12/1/54	5,012,297
4,265,663	Federal Home Loan Mortgage Corp., 5.500%, 12/1/54	4,335,648
6,715,774	Federal Home Loan Mortgage Corp., 5.500%, 12/1/54	6,812,096
7,626,138	Federal Home Loan Mortgage Corp., 5.500%, 12/1/54	7,814,056
2,723,057	Federal Home Loan Mortgage Corp., 5.500%, 1/1/55	2,788,331
14,877,943	Federal Home Loan Mortgage Corp., 5.500%, 1/1/55	15,103,837
3,874,266	Federal Home Loan Mortgage Corp., 5.500%, 1/1/55	3,968,648
6,508,750	Federal Home Loan Mortgage Corp., 5.500%, 2/1/55	6,602,103
10,566,670	Federal Home Loan Mortgage Corp., 5.500%, 2/1/55	10,812,702
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Multi-Asset Income Fund | Semi-Annual | 1/31/2631

Schedule of Investments  |  1/31/26
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
22,721,953	Federal Home Loan Mortgage Corp., 5.500%, 3/1/55	$ 23,266,598
3,906,937	Federal Home Loan Mortgage Corp., 5.500%, 3/1/55	3,962,973
26,159,335	Federal Home Loan Mortgage Corp., 5.500%, 4/1/55	26,705,095
8,934,330	Federal Home Loan Mortgage Corp., 5.500%, 6/1/55	9,122,473
6,183,496	Federal Home Loan Mortgage Corp., 6.000%, 6/1/53	6,360,194
5,745,718	Federal Home Loan Mortgage Corp., 6.000%, 10/1/53	5,914,806
8,144,311	Federal Home Loan Mortgage Corp., 6.000%, 6/1/54	8,351,869
7,721,173	Federal Home Loan Mortgage Corp., 6.000%, 7/1/54	7,909,356
5,472,284	Federal Home Loan Mortgage Corp., 6.000%, 7/1/54	5,601,548
16,386,114	Federal Home Loan Mortgage Corp., 6.000%, 8/1/54	16,792,486
7,717,286	Federal Home Loan Mortgage Corp., 6.000%, 8/1/54	7,906,053
10,818,574	Federal Home Loan Mortgage Corp., 6.000%, 8/1/54	11,090,672
12,711,201	Federal Home Loan Mortgage Corp., 6.000%, 10/1/54	13,016,069
8,589,001	Federal Home Loan Mortgage Corp., 6.000%, 10/1/54	8,942,355
3,818,981	Federal Home Loan Mortgage Corp., 6.000%, 12/1/54	3,914,501
3,188,575	Federal Home Loan Mortgage Corp., 6.000%, 1/1/55	3,271,204
3,626,520	Federal Home Loan Mortgage Corp., 6.000%, 3/1/55	3,720,363
1,279,798	Federal Home Loan Mortgage Corp., 6.500%, 9/1/53	1,331,121
1,091,158	Federal Home Loan Mortgage Corp., 6.500%, 9/1/53	1,137,987
5,569,300	Federal Home Loan Mortgage Corp., 6.500%, 10/1/53	5,797,742
5,227,818	Federal Home Loan Mortgage Corp., 6.500%, 10/1/53	5,440,673
The accompanying notes are an integral part of these financial statements.
32Victory Pioneer Multi-Asset Income Fund | Semi-Annual | 1/31/26

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
5,710,186	Federal National Mortgage Association, 2.500%, 8/1/50	$ 4,971,960
6,807,639	Federal National Mortgage Association, 2.500%, 5/1/51	5,934,532
13,922,928	Federal National Mortgage Association, 2.500%, 11/1/51	12,102,725
6,141,982	Federal National Mortgage Association, 2.500%, 11/1/51	5,332,745
275,844	Federal National Mortgage Association, 2.500%, 1/1/52	240,252
8,261,009	Federal National Mortgage Association, 2.500%, 2/1/52	7,164,060
287,473	Federal National Mortgage Association, 3.000%, 4/1/51	260,644
9,400,000	Federal National Mortgage Association, 3.000%, 3/1/56 (TBA)	8,323,550
9,858,382	Federal National Mortgage Association, 4.500%, 5/1/53	9,733,523
9,559,999	Federal National Mortgage Association, 4.500%, 7/1/55	9,464,971
25,947,668	Federal National Mortgage Association, 5.000%, 1/1/46	26,133,094
15,936,952	Federal National Mortgage Association, 5.000%, 2/1/46	16,050,581
12,084,459	Federal National Mortgage Association, 5.000%, 4/1/53	12,167,640
10,381,211	Federal National Mortgage Association, 5.000%, 8/1/53	10,537,516
4,338,656	Federal National Mortgage Association, 5.000%, 8/1/54	4,343,406
3,244,013	Federal National Mortgage Association, 5.000%, 8/1/54	3,249,173
2,832,190	Federal National Mortgage Association, 5.000%, 8/1/54	2,837,245
2,389,717	Federal National Mortgage Association, 5.000%, 10/1/54	2,395,269
2,541,589	Federal National Mortgage Association, 5.000%, 10/1/54	2,548,250
7,393,423	Federal National Mortgage Association, 5.000%, 11/1/54	7,415,708
27,858,210	Federal National Mortgage Association, 5.000%, 12/1/54	27,907,931
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Multi-Asset Income Fund | Semi-Annual | 1/31/2633

Schedule of Investments  |  1/31/26
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
3,363,365	Federal National Mortgage Association, 5.000%, 1/1/55	$ 3,364,296
2,161,726	Federal National Mortgage Association, 5.000%, 1/1/55	2,170,294
11,141,609	Federal National Mortgage Association, 5.000%, 1/1/55	11,165,883
2,919,079	Federal National Mortgage Association, 5.000%, 2/1/55	2,921,126
8,622,862	Federal National Mortgage Association, 5.000%, 2/1/55	8,654,494
3,000,007	Federal National Mortgage Association, 5.000%, 5/1/55	3,002,110
27,994,980	Federal National Mortgage Association, 5.000%, 8/1/55	28,241,023
4,879,620	Federal National Mortgage Association, 5.000%, 9/1/55	4,890,960
5,061,513	Federal National Mortgage Association, 5.500%, 8/1/52	5,141,748
3,028,934	Federal National Mortgage Association, 5.500%, 3/1/53	3,086,848
768,185	Federal National Mortgage Association, 5.500%, 4/1/53	779,747
1,351,672	Federal National Mortgage Association, 5.500%, 7/1/53	1,374,736
17,638,007	Federal National Mortgage Association, 5.500%, 8/1/53	17,979,827
9,088,450	Federal National Mortgage Association, 5.500%, 8/1/53	9,254,579
7,547,108	Federal National Mortgage Association, 5.500%, 9/1/53	7,656,453
26,791,817	Federal National Mortgage Association, 5.500%, 9/1/53	27,232,353
28,483,219	Federal National Mortgage Association, 5.500%, 9/1/53	29,214,170
25,838,532	Federal National Mortgage Association, 5.500%, 10/1/53	26,239,663
1,674,261	Federal National Mortgage Association, 5.500%, 1/1/54	1,706,576
2,158,794	Federal National Mortgage Association, 5.500%, 2/1/54	2,200,763
11,585,812	Federal National Mortgage Association, 5.500%, 2/1/54	11,786,869
The accompanying notes are an integral part of these financial statements.
34Victory Pioneer Multi-Asset Income Fund | Semi-Annual | 1/31/26

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
2,765,405	Federal National Mortgage Association, 5.500%, 2/1/54	$ 2,810,614
3,130,973	Federal National Mortgage Association, 5.500%, 6/1/54	3,191,809
4,003,885	Federal National Mortgage Association, 5.500%, 7/1/54	4,092,036
1,660,327	Federal National Mortgage Association, 5.500%, 9/1/54	1,686,669
5,948,731	Federal National Mortgage Association, 5.500%, 10/1/54	6,034,052
3,771,396	Federal National Mortgage Association, 5.500%, 11/1/54	3,861,203
6,765,835	Federal National Mortgage Association, 5.500%, 11/1/54	6,869,995
888,117	Federal National Mortgage Association, 5.500%, 11/1/54	900,855
645,933	Federal National Mortgage Association, 5.500%, 12/1/54	657,526
26,558,461	Federal National Mortgage Association, 5.500%, 1/1/55	27,118,271
16,091,623	Federal National Mortgage Association, 5.500%, 2/1/55	16,353,215
6,339,109	Federal National Mortgage Association, 5.500%, 3/1/55	6,439,505
3,786,238	Federal National Mortgage Association, 5.500%, 3/1/55	3,840,543
514,024	Federal National Mortgage Association, 5.500%, 3/1/55	524,016
6,461,499	Federal National Mortgage Association, 6.000%, 6/1/53	6,635,341
2,551,236	Federal National Mortgage Association, 6.000%, 10/1/53	2,615,770
7,890,086	Federal National Mortgage Association, 6.000%, 6/1/54	8,091,079
10,253,952	Federal National Mortgage Association, 6.000%, 7/1/54	10,541,564
10,873,849	Federal National Mortgage Association, 6.000%, 10/1/54	11,239,033
5,209,169	Federal National Mortgage Association, 6.000%, 10/1/54	5,343,187
7,814,994	Federal National Mortgage Association, 6.000%, 12/1/54	8,018,226
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Multi-Asset Income Fund | Semi-Annual | 1/31/2635

Schedule of Investments  |  1/31/26
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
1,758,711	Federal National Mortgage Association, 6.000%, 1/1/55	$ 1,816,285
74,922	Federal National Mortgage Association, 6.500%, 2/1/53	77,634
2,704,243	Federal National Mortgage Association, 6.500%, 7/1/53	2,812,907
2,581,427	Federal National Mortgage Association, 6.500%, 9/1/53	2,690,755
2,288,209	Federal National Mortgage Association, 6.500%, 9/1/53	2,388,084
5,123,016	Federal National Mortgage Association, 6.500%, 10/1/53	5,398,165
38,200,000	U.S. Treasury Bonds, 4.625%, 11/15/44	37,271,859
61,068,900	U.S. Treasury Bonds, 4.750%, 11/15/43	60,820,808
62,030,600	U.S. Treasury Bonds, 4.750%, 2/15/45	61,453,909
	Total U.S. Government and Agency Obligations (Cost $1,321,560,331)	$1,340,786,645

Shares
	SHORT TERM INVESTMENTS — 5.3% of Net Assets
	Open-End Fund — 5.3%
409,537,706(k)	Dreyfus Government Cash Management, Institutional Shares, 3.58%	$ 409,537,706
		$409,537,706

	TOTAL SHORT TERM INVESTMENTS (Cost $409,537,706)	$409,537,706

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 102.4% (Cost $7,074,905,020)	$7,864,208,606
	OTHER ASSETS AND LIABILITIES — (2.4)%	$(183,994,999)
	net assets — 100.0%	$7,680,213,607

(A.D.R.)	American Depositary Receipts.
(C.V.A.)	Certificaaten van aandelen (Share Certificates).
(G.D.R.)	Global Depositary Receipts.
(TBA)	“To Be Announced” Securities.
The accompanying notes are an integral part of these financial statements.
36Victory Pioneer Multi-Asset Income Fund | Semi-Annual | 1/31/26

BNMMDTSC	Dreyfus Treasury Securities Cash Management Fund Yield.
bps	Basis Points.
BRMMUSDF	BlackRock Liquidity Fund Treasury Trust Fund Portfolio Fund Yield.
CMT	Constant Maturity Treasury.
FHMMUSTF	Federated Hermes US Treasury Cash Reserves Fund Yield.
FRMMUSTI	Western Asset Institutional US Treasury Reserves Fund Yield.
GSMMUSTF	Goldman Sachs Financial Square Treasury Solutions Fund Yield.
GSMMUSTI	Goldman Sachs Money Market US Treasury Instrument Index.
JMMMUSTF	JPMorgan 100% US Treasury Securities Money Market Fund Yield.
MSMMUSTF	MSILF Treasury Securities Portfolio Fund Yield.
REIT	Real Estate Investment Trust.
SOFR	Secured Overnight Financing Rate.
SOFR30A	Secured Overnight Financing Rate 30 Day Average.
(144A)	The resale of such security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers. At January 31, 2026, the value of these securities amounted to $866,136,396, or 11.3% of net assets.
(a)	Floating rate note. Coupon rate, reference index and spread shown at January 31, 2026.
(b)	Non-income producing security.
(c)	Debt obligation initially issued at one coupon which converts to a higher coupon at a speciﬁc date. The rate shown is the rate at January 31, 2026.
(d)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at January 31, 2026.
(e)	Security is in default.
(f)	Security is perpetual in nature and has no stated maturity date.
(g)	Issued as participation notes.
(h)	Issued as preference shares.
(i)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(j)	Securities purchased on a when-issued basis. Rates do not take effect until settlement date.
(k)	Rate periodically changes. Rate disclosed is the 7-day yield at January 31, 2026.
*	Senior secured ﬂoating rate loan interests in which the Fund invests generally pay interest at rates that are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as SOFR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certiﬁcate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at January 31, 2026.
+	Security is valued using significant unobservable inputs (Level 3).
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Multi-Asset Income Fund | Semi-Annual | 1/31/2637

Schedule of Investments  |  1/31/26
(unaudited) (continued)
†	Amount rounds to less than 0.1%.
#	Securities are restricted as to resale (see Notes to Financial Statements — Note 1H).
Restricted Securities	Acquisition date	Cost	Value
Acorn Re	10/25/2024	$500,000	$507,800
Alamo Re	4/12/2023	1,500,000	1,538,100
Alamo Re	4/4/2024	500,000	522,450
Alamo Re	4/4/2024	250,000	264,000
Alturas Re 2021-3	7/1/2021	81,641	25,600
Alturas Re 2022-2	4/11/2023	—	876
Aquila Re	5/10/2023	500,000	510,500
Aquila Re	5/10/2023	250,000	256,250
Aquila Re	4/26/2024	500,000	515,350
Atlas Capital	5/17/2023	1,250,000	1,288,875
Atlas Re	5/24/2024	750,000	825,075
Berwick Re 2025	1/15/2025	1,702,958	2,220,000
Blue Ridge Re	11/14/2023	750,000	762,075
Blue Ridge Re	11/14/2023	1,250,000	1,285,750
Bonanza Re	12/16/2024	250,000	251,700
Bonanza Re	12/16/2024	1,000,000	1,017,500
Cape Lookout Re	4/14/2023	1,750,401	1,771,000
Carnoustie Re 2025	1/17/2025	2,271,100	2,675,094
Cat Re 2001	11/14/2023	750,000	782,625
Citrus Re	4/27/2023	1,000,000	1,016,000
Clearwater Re 2025	1/15/2025	1,000,000	1,136,009
Easton Re	5/16/2024	497,152	507,950
First Coast Re	3/24/2023	1,000,000	1,013,000
FloodSmart Re	2/23/2023	1,000,000	1,015,000
FloodSmart Re	2/29/2024	1,500,000	1,597,500
Four Lakes Re	12/8/2023	250,000	253,650
Four Lakes Re	12/8/2023	250,000	253,725
Four Lakes Re	12/11/2024	250,000	255,650
Four Lakes Re	12/11/2024	250,000	255,175
Fuchsia 2024-1	12/18/2024	1,000,000	1,032,800
Galileo Re	12/4/2023	1,252,527	1,304,625
Gamboge Re	5/9/2024	1,294,533	1,860,800
Gateway Re	2/3/2023	600,000	604,800
Gateway Re	3/11/2024	250,000	256,325
Herbie Re	12/17/2024	500,000	509,200
High Point Re	12/1/2023	2,000,000	2,023,400
International Bank for Reconstruction & Development	4/3/2024	250,000	266,300
International Bank for Reconstruction & Development	5/1/2024	250,000	265,725
Kendall Re	4/22/2024	1,000,000	1,039,200
The accompanying notes are an integral part of these financial statements.
38Victory Pioneer Multi-Asset Income Fund | Semi-Annual | 1/31/26

Restricted Securities	Acquisition date	Cost	Value
Kilimanjaro II Re	6/24/2024	$250,000	$262,900
Kilimanjaro II Re	6/24/2024	750,000	792,450
Kilimanjaro III Re	4/8/2021	250,000	255,000
Lightning Re	3/20/2023	2,002,350	2,026,000
Locke Tavern Re	3/23/2023	1,300,000	1,307,800
LUKOIL PJSC	4/3/2020	3,354,083	—
Magnit PJSC	4/15/2020	12,536,598	—
Marlon Re	5/24/2024	250,000	263,750
Mayflower Re	6/21/2024	1,000,000	1,028,000
Merion Re 2025-1	1/16/2025	—	1,041,469
Merna Re II	4/5/2023	1,300,000	1,340,950
Merna Re II	4/5/2023	1,600,000	1,654,400
Merna Re II	5/8/2024	750,000	789,075
Merna Re II	5/8/2024	750,000	786,225
Merna Re II	5/8/2024	1,500,000	1,553,550
Mystic Re	12/12/2023	1,748,971	1,819,125
Mystic Re	12/17/2024	250,000	253,550
Palm Re	4/4/2024	250,000	262,075
Pangaea Re 2025-1	1/16/2025	2,114,560	2,414,992
PI0047 2024-1	1/26/2024	5,232,987	5,715,062
Pine Valley Re 2025	1/7/2025	431,028	517,830
Purple Re	4/2/2024	500,000	522,000
Residential Re	11/22/2022	500,000	514,300
Residential Re	11/7/2023	1,250,000	1,309,125
Residential Re	11/7/2023	750,000	783,900
Residential Re	11/4/2024	1,000,000	1,030,300
Residential Re	11/4/2024	1,000,000	1,022,800
Rosneft Oil Co. PJSC	12/6/2019	9,625,119	—
Russian Federal Bond - OFZ	9/14/2021	824,475	—
Russian Federal Bond - OFZ	9/14/2021	884,281	—
Sanders Re	5/24/2023	650,000	664,300
Sanders Re	1/16/2024	750,000	784,200
Sanders Re	12/10/2024	2,500,000	2,546,750
Sanders Re	12/10/2024	2,500,000	2,590,750
Sanders Re III	2/14/2023	796,287	800,800
Sanders Re III	3/24/2023	1,600,000	1,646,240
Sector Re V	12/4/2024	2,365	1,025,179
Sector Re V	12/31/2024	2,028	879,096
Silk Road Re	12/23/2024	500,000	503,750
Solomon Re	6/12/2023	250,000	253,625
Sutter Re	6/6/2023	500,000	505,000
Thopas Re 2020	2/5/2020	—	4,500
Thopas Re 2021	12/30/2020	—	—
Thopas Re 2023	2/13/2023	—	6,500
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Multi-Asset Income Fund | Semi-Annual | 1/31/2639

Schedule of Investments  |  1/31/26
(unaudited) (continued)
Restricted Securities	Acquisition date	Cost	Value
Thopas Re 2024	2/2/2024	$—	$14,750
Thopas Re 2025	1/10/2025	—	3,067,250
Torrey Pines Re	5/17/2024	250,000	260,775
Torrey Pines Re	5/17/2024	250,000	259,950
Viribus Re 2019	12/27/2018	—	—
Viribus Re 2023	1/8/2023	—	62,600
Viribus Re 2024	3/19/2024	—	21,100
Vitality Re XIV	1/25/2023	3,250,000	3,292,575
Vitality Re XIV	1/25/2023	600,000	611,400
Total Restricted Securities			$82,555,172
% of Net assets			1.1%
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased	In Exchange for	Currency Sold	Deliver	Counterparty	Settlement Date	Unrealized Appreciation
EUR	295,218,764	USD	350,463,346	Goldman Sachs & Co.	6/24/26	$1,808,947
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS						$1,808,947
FUTURES CONTRACTS
INDEX FUTURES CONTRACTS
Number of Contracts Long	Description	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
2,375	EURO FX CURR FUT MAR26	3/16/26	$350,755,782	$353,073,437	$2,317,655
Number of Contracts Short	Description	Expiration Date	Notional Amount	Market Value	Unrealized (Depreciation)
742	NASDAQ 100 E-Mini	3/20/26	$(380,703,334)	$(380,942,800)	$(239,466)
3,092	S&P 500 E-Mini	3/20/26	(1,061,789,017)	(1,076,904,950)	(15,115,933)
			$(1,442,492,351)	$(1,457,847,750)	$(15,355,399)
TOTAL FUTURES CONTRACTS			$(1,091,736,569)	$(1,104,774,313)	$(13,037,744)
Principal amounts are denominated in U.S. dollars (“USD”) unless otherwise noted.
The accompanying notes are an integral part of these financial statements.
40Victory Pioneer Multi-Asset Income Fund | Semi-Annual | 1/31/26

BRL — Brazil Real
EUR — Euro
HUF — Hungary Forint
IDR — Indonesian Rupiah
PHP — Philippines Peso
RUB — Russian Ruble
TRY — Turkish Lira
USD — United States Dollar
Purchases and sales of securities (excluding short-term investments and all derivative contracts except for options purchased) for the six months ended January 31, 2026 were as follows:
	Purchases	Sales
Long-Term U.S. Government Securities	$257,667,604	$361,405,077
Other Long-Term Securities	$3,541,867,309	$1,982,208,582
At January 31, 2026, the net unrealized appreciation on investments based on cost for federal tax purposes of $7,137,122,128 was as follows:
Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$978,406,149
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(262,548,469)
Net unrealized appreciation	$715,857,680
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.). See Notes to Financial Statements — Note 1A.
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments). See Notes to Financial Statements — Note 1A.
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Multi-Asset Income Fund | Semi-Annual | 1/31/2641

Schedule of Investments  |  1/31/26
(unaudited) (continued)
The following is a summary of the inputs used as of January 31, 2026 in valuing the Fund’s investments:
	Level 1	Level 2	Level 3	Total
Senior Secured Floating Rate Loan Interests	$—	$2,740,423	$—	$2,740,423
Common Stocks
Consumer Staples Distribution & Retail	—	—	—*	—*
Oil, Gas & Consumable Fuels	382,435,751	—	—*	382,435,751
All Other Common Stocks	3,428,089,586	—	—	3,428,089,586
Asset Backed Securities	—	51,116,333	82,800	51,199,133
Collateralized Mortgage Obligations	—	125,019,492	—	125,019,492
Commercial Mortgage-Backed Securities	—	31,245,487	—	31,245,487
Convertible Corporate Bonds	—	29,795,133	—	29,795,133
Corporate Bonds	—	336,968,983	—	336,968,983
Preferred Stock	217,081	—	—	217,081
Insurance-Linked Securities
Collateralized Reinsurance
Multiperil – U.S.	—	—	5,715,062	5,715,062
Multiperil – Worldwide	—	—	3,420,099	3,420,099
Reinsurance Sidecars
Multiperil – U.S.	—	—	2,675,094	2,675,094
Multiperil – Worldwide	—	—	10,878,452	10,878,452
All Other Insurance-Linked Securities	—	59,866,465	—	59,866,465
Foreign Government Bonds
Russia	—	—	—*	—*
All Other Foreign Government Bonds	—	72,218,093	—	72,218,093
Equity Linked Notes
Basic Materials	—	100,477,646	6,426,624	106,904,270
Internet	—	110,528,472	15,051,970	125,580,442
Software	—	61,183,294	14,926,425	76,109,719
All Other Equity Linked Notes	—	1,262,805,490	—	1,262,805,490
U.S. Government and Agency Obligations	—	1,340,786,645	—	1,340,786,645
Open-End Fund	409,537,706	—	—	409,537,706
Total Investments in Securities	$4,220,280,124	$3,584,751,956	$59,176,526	$7,864,208,606
The accompanying notes are an integral part of these financial statements.
42Victory Pioneer Multi-Asset Income Fund | Semi-Annual | 1/31/26

	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Net unrealized appreciation on forward foreign currency exchange contracts	$—	$1,808,947	$—	$1,808,947
Net unrealized depreciation on futures contracts	(13,037,744)	—	—	(13,037,744)
Total Other Financial Instruments	$(13,037,744)	$1,808,947	$—	$(11,228,797)
*	Securities valued at $0.
During the period ended January 31, 2026, there were no transfers in or out of Level 3.
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Multi-Asset Income Fund | Semi-Annual | 1/31/2643

Statement of Assets and Liabilities  |  1/31/26
(unaudited)
ASSETS:
Investments in unaffiliated issuers, at value (cost $7,074,905,020)	$7,864,208,606
Cash	11,249,185
Foreign currencies, at value (cost $201,904)	200,117
Futures collateral	98,644,639
Variation margin for futures contracts	5,570,951
Unrealized appreciation on forward foreign currency exchange contracts	1,808,947
Receivables —
Investment securities sold	476,892,302
Fund shares sold	20,492,883
Dividends	10,477,293
Interest	33,384,613
Due from the Adviser	9,825
Other assets	221,769
Total assets	$8,523,161,130
LIABILITIES:
Due to broker for futures	$5,570,951
Payables —
Investment securities purchased	806,646,802
Fund shares repurchased	19,421,717
Distributions	2,508,391
Trustees’ fees	20,613
Collateral due to broker for forward foreign currency exchange contracts	4,350,000
Reserve for repatriation taxes	36,412
Management fees	2,773,543
Administrative expenses	283,387
Distribution fees	420,927
Accrued expenses	914,780
Total liabilities	$842,947,523
NET ASSETS:
Paid-in capital	$6,961,405,044
Distributable earnings	718,808,563
Net assets	$7,680,213,607
NET ASSET VALUE PER SHARE:
No par value (unlimited number of shares authorized)
Class A (based on $1,383,630,387/103,897,494 shares)	$13.32
Class C (based on $631,570,937/47,625,075 shares)	$13.26
Class R6 (based on $290,620,110/21,214,262 shares)	$13.70
Class Y (based on $5,374,392,173/405,310,670 shares)	$13.26
MAXIMUM OFFERING PRICE PER SHARE:
Class A (based on $13.32 net asset value per share/100%-2.25% maximum sales charge)	$13.63
The accompanying notes are an integral part of these financial statements.
44Victory Pioneer Multi-Asset Income Fund | Semi-Annual | 1/31/26

Statement of Operations (unaudited)
FOR THE SIX MONTHS ENDED 1/31/26
INVESTMENT INCOME:
Interest from unaffiliated issuers (net of foreign taxes withheld $66,278)	$153,147,194
Dividends from unaffiliated issuers (net of foreign taxes withheld $3,447,519)	56,278,839
Non-cash dividends from unaffiliated issuers	11,505,567
Total Investment Income		$220,931,600
EXPENSES:
Management fees	$14,719,657
Administrative expenses	1,421,352
Transfer agent fees
Class A	158,178
Class C	112,929
Class R6	69
Class Y	2,337,601
Distribution fees
Class A	1,482,550
Class C	2,835,563
Shareholder communications expense	121,284
Custodian fees	27,052
Registration fees	132,059
Professional fees	163,096
Printing expense	21,682
Trustees’ fees	121,788
Insurance expense	17,250
Miscellaneous	51,818
Total expenses		$23,723,928
Net investment income		$197,207,672
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments in unaffiliated issuers	$235,571,427
Futures contracts	(83,468,444)
Other assets and liabilities denominated in foreign currencies	(720,779)	$151,382,204
Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers (net of foreign capital gains tax of $36,412)	$269,184,010
Forward foreign currency exchange contracts	1,808,947
Futures contracts	8,687,505
Other assets and liabilities denominated in foreign currencies	277,733	$279,958,195
Net realized and unrealized gain (loss) on investments		$431,340,399
Net increase in net assets resulting from operations		$628,548,071
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Multi-Asset Income Fund | Semi-Annual | 1/31/2645

Statements of Changes in Net Assets
	Six Months Ended 1/31/26 (unaudited)	Year Ended 7/31/25
FROM OPERATIONS:
Net investment income (loss)	$197,207,672	$280,547,589
Net realized gain (loss) on investments	151,382,204	179,753,207
Change in net unrealized appreciation (depreciation) on investments	279,958,195	170,627,833
Net increase in net assets resulting from operations	$628,548,071	$630,928,629
DISTRIBUTIONS TO SHAREHOLDERS:
Class A ($0.47 and $0.78 per share, respectively)	$(43,036,973)	$(51,797,400)
Class C ($0.41 and $0.69 per share, respectively)	(18,290,321)	(23,919,007)
Class R6 ($0.49 and $0.84 per share, respectively)	(7,942,591)	(10,234,840)
Class Y ($0.48 and $0.80 per share, respectively)	(172,625,725)	(208,282,752)
Total distributions to shareholders	$(241,895,610)	$(294,288,548)
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sales of shares	$1,999,572,044	$2,395,653,739
Reinvestment of distributions	232,785,678	287,369,377
Cost of shares repurchased	(580,997,255)	(1,001,182,803)
Net increase in net assets resulting from Fund share transactions	$1,651,360,467	$1,681,840,313
Net increase in net assets	$2,038,012,928	$2,018,480,394
NET ASSETS:
Beginning of period	$5,642,200,679	$3,623,720,285
End of period	$7,680,213,607	$5,642,200,679
The accompanying notes are an integral part of these financial statements.
46Victory Pioneer Multi-Asset Income Fund | Semi-Annual | 1/31/26

	Six Months Ended 1/31/26 Shares (unaudited)	Six Months Ended 1/31/26 Amount (unaudited)	Year Ended 7/31/25 Shares	Year Ended 7/31/25 Amount
Class A
Shares sold	27,607,981	$357,560,590	33,733,362	$401,108,601
Reinvestment of distributions	3,247,177	42,235,965	4,312,839	51,178,146
Less shares repurchased	(7,296,731)	(94,530,347)	(12,168,496)	(144,084,893)
Net increase	23,558,427	$305,266,208	25,877,705	$308,201,854
Class C
Shares sold	9,488,787	$122,400,153	16,848,827	$199,045,408
Reinvestment of distributions	1,390,226	18,003,030	2,010,593	23,735,038
Less shares repurchased	(3,795,743)	(48,937,919)	(6,897,839)	(81,304,563)
Net increase	7,083,270	$91,465,264	11,961,581	$141,475,883
Class R6
Shares sold	7,293,681	$98,376,366	6,322,287	$77,770,694
Reinvestment of distributions	585,073	7,825,584	824,978	10,061,579
Less shares repurchased	(861,686)	(11,493,463)	(3,936,874)	(47,939,369)
Net increase	7,017,068	$94,708,487	3,210,391	$39,892,904
Class Y
Shares sold	110,230,393	$1,421,234,935	144,804,693	$1,717,576,912
Reinvestment of distributions	12,718,737	164,721,099	17,123,805	202,340,503
Less shares repurchased	(33,030,388)	(426,035,526)	(61,704,605)	(726,568,589)
Net increase	89,918,742	$1,159,920,508	100,223,893	$1,193,348,826
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Multi-Asset Income Fund | Semi-Annual | 1/31/2647

Financial Highlights
	Six Months Ended 1/31/26 (unaudited)	Year Ended 7/31/25	Year Ended 7/31/24	Year Ended 7/31/23	Year Ended 7/31/22	Year Ended 7/31/21
Class A
Net asset value, beginning of period	$12.56	$11.74	$11.32	$10.98	$11.67	$10.17
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$0.38	$0.74	$0.73	$0.73	$0.63	$0.65
Net realized and unrealized gain (loss) on investments	0.85	0.86	0.52	0.24	(0.67)	1.41
Net increase (decrease) from investment operations	$1.23	$1.60	$1.25	$0.97	$(0.04)	$2.06
Distributions to shareholders:
Net investment income	$(0.47)	$(0.78)	$(0.83)	$(0.63)	$(0.65)	$(0.56)
Total distributions	$(0.47)	$(0.78)	$(0.83)	$(0.63)	$(0.65)	$(0.56)
Net increase (decrease) in net asset value	$0.76	$0.82	$0.42	$0.34	$(0.69)	$1.50
Net asset value, end of period	$13.32	$12.56	$11.74	$11.32	$10.98	$11.67
Total return (b)	9.83%(c)	14.26%	11.56%(d)	9.19%	(0.43)%	20.66%
Ratio of net expenses to average net assets	0.78%(e)	0.82%	0.83%	0.85%	0.85%	0.85%
Ratio of net investment income (loss) to average net assets	5.90%(e)	6.27%	6.50%	6.62%	5.51%	5.82%
Portfolio turnover rate	37%(c)	62%	62%	74%	73%	106%
Net assets, end of period (in thousands)	$1,383,630	$1,008,733	$639,410	$492,295	$403,985	$356,626
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	0.78%(e)	0.82%	0.83%	0.86%	0.85%	0.88%
Net investment income (loss) to average net assets	5.90%(e)	6.27%	6.50%	6.61%	5.51%	5.79%
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
(c)	Not annualized.
(d)	For the year ended July 31, 2025, the Fund’s total return includes gains in settlement of class action lawsuits. The impact on Class A’s total return was less than 0.005%.
(e)	Annualized.
The accompanying notes are an integral part of these financial statements.
48Victory Pioneer Multi-Asset Income Fund | Semi-Annual | 1/31/26

	Six Months Ended 1/31/26 (unaudited)	Year Ended 7/31/25	Year Ended 7/31/24	Year Ended 7/31/23	Year Ended 7/31/22	Year Ended 7/31/21
Class C
Net asset value, beginning of period	$12.50	$11.69	$11.28	$10.94	$11.63	$10.13
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$0.33	$0.65	$0.64	$0.64	$0.54	$0.56
Net realized and unrealized gain (loss) on investments	0.84	0.85	0.51	0.25	(0.67)	1.41
Net increase (decrease) from investment operations	$1.17	$1.50	$1.15	$0.89	$(0.13)	$1.97
Distributions to shareholders:
Net investment income	$(0.41)	$(0.69)	$(0.74)	$(0.55)	$(0.56)	$(0.47)
Total distributions	$(0.41)	$(0.69)	$(0.74)	$(0.55)	$(0.56)	$(0.47)
Net increase (decrease) in net asset value	$0.76	$0.81	$0.41	$0.34	$(0.69)	$1.50
Net asset value, end of period	$13.26	$12.50	$11.69	$11.28	$10.94	$11.63
Total return (b)	9.52%(c)	13.34%	10.64%(d)	8.38%	(1.20)%	19.78%
Ratio of net expenses to average net assets	1.55%(e)	1.58%	1.60%	1.62%	1.61%	1.64%
Ratio of net investment income (loss) to average net assets	5.14%(e)	5.50%	5.73%	5.85%	4.72%	5.04%
Portfolio turnover rate	37%(c)	62%	62%	74%	73%	106%
Net assets, end of period (in thousands)	$631,571	$506,879	$334,211	$268,091	$252,795	$296,575
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	1.55%(e)	1.58%	1.60%	1.62%	1.61%	1.64%
Net investment income (loss) to average net assets	5.14%(e)	5.50%	5.73%	5.85%	4.72%	5.04%
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
(c)	Not annualized.
(d)	For the year ended July 31, 2025, the Fund’s total return includes gains in settlement of class action lawsuits. The impact on Class C’s total return was less than 0.005%.
(e)	Annualized.
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Multi-Asset Income Fund | Semi-Annual | 1/31/2649

Financial Highlights (continued)
	Six Months Ended 1/31/26 (unaudited)	Year Ended 7/31/25	Year Ended 7/31/24	Year Ended 7/31/23	Year Ended 7/31/22	Year Ended 7/31/21
Class R6
Net asset value, beginning of period	$12.91	$12.07	$11.64	$11.28	$12.02	$10.47
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$0.41	$0.80	$0.79	$0.78	$0.69	$0.70
Net realized and unrealized gain (loss) on investments	0.87	0.88	0.52	0.26	(0.73)	1.46
Net increase (decrease) from investment operations	$1.28	$1.68	$1.31	$1.04	$(0.04)	$2.16
Distributions to shareholders:
Net investment income	$(0.49)	$(0.84)	$(0.88)	$(0.68)	$(0.70)	$(0.61)
Total distributions	$(0.49)	$(0.84)	$(0.88)	$(0.68)	$(0.70)	$(0.61)
Net increase (decrease) in net asset value	$0.79	$0.84	$0.43	$0.36	$(0.74)	$1.55
Net asset value, end of period	$13.70	$12.91	$12.07	$11.64	$11.28	$12.02
Total return (b)	10.03%(c)	14.54%	11.84%(d)	9.58%	(0.42)%	21.05%
Ratio of net expenses to average net assets	0.51%(e)	0.52%	0.54%	0.56%	0.55%	0.57%
Ratio of net investment income (loss) to average net assets	6.20%(e)	6.55%	6.79%	6.92%	5.79%	6.07%
Portfolio turnover rate	37%(c)	62%	62%	74%	73%	106%
Net assets, end of period (in thousands)	$290,620	$183,332	$132,610	$119,558	$118,667	$139,556
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	0.51%(e)	0.52%	0.54%	0.56%	0.55%	0.57%
Net investment income (loss) to average net assets	6.20%(e)	6.55%	6.79%	6.92%	5.79%	6.07%
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
(c)	Not annualized.
(d)	For the year ended July 31, 2025, the Fund’s total return includes gains in settlement of class action lawsuits. The impact on Class K’s total return was less than 0.005%.
(e)	Annualized.
The accompanying notes are an integral part of these financial statements.
50Victory Pioneer Multi-Asset Income Fund | Semi-Annual | 1/31/26

	Six Months Ended 1/31/26 (unaudited)	Year Ended 7/31/25	Year Ended 7/31/24	Year Ended 7/31/23	Year Ended 7/31/22	Year Ended 7/31/21
Class Y
Net asset value, beginning of period	$12.50	$11.70	$11.28	$10.94	$11.63	$10.13
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$0.39	$0.76	$0.76	$0.75	$0.65	$0.67
Net realized and unrealized gain (loss) on investments	0.85	0.84	0.51	0.24	(0.67)	1.41
Net increase (decrease) from investment operations	$1.24	$1.60	$1.27	$0.99	$(0.02)	$2.08
Distributions to shareholders:
Net investment income	$(0.48)	$(0.80)	$(0.85)	$(0.65)	$(0.67)	$(0.58)
Total distributions	$(0.48)	$(0.80)	$(0.85)	$(0.65)	$(0.67)	$(0.58)
Net increase (decrease) in net asset value	$0.76	$0.80	$0.42	$0.34	$(0.69)	$1.50
Net asset value, end of period	$13.26	$12.50	$11.70	$11.28	$10.94	$11.63
Total return (b)	10.05%(c)	14.33%	11.80%(d)	9.42%	(0.24)%	20.97%
Ratio of net expenses to average net assets	0.61%(e)	0.63%	0.64%	0.65%	0.65%	0.65%
Ratio of net investment income (loss) to average net assets	6.08%(e)	6.45%	6.70%	6.80%	5.71%	6.01%
Portfolio turnover rate	37%(c)	62%	62%	74%	73%	106%
Net assets, end of period (in thousands)	$5,374,392	$3,943,257	$2,516,420	$1,679,726	$982,169	$779,755
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	0.61%(e)	0.63%	0.64%	0.66%	0.66%	0.67%
Net investment income (loss) to average net assets	6.08%(e)	6.45%	6.70%	6.79%	5.70%	5.99%
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
(c)	Not annualized.
(d)	If the Fund had not recognized gains in settlement of class action lawsuits during the year ended July 31, 2025, the total return would have been 11.71%.
(e)	Annualized.
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Multi-Asset Income Fund | Semi-Annual | 1/31/2651

Notes to Financial Statements  |  1/31/26
(unaudited)
1. Organization and Signiﬁcant Accounting Policies
Victory Pioneer Multi-Asset Income Fund (the “Fund”) is one of 26 portfolios comprising Victory Portfolios IV (the “Trust”), a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and the Fund is a diversified, open-end management investment company. The Fund, which commenced operations on May 2, 2025, is the successor to Pioneer Multi-Asset Income Fund (the “Predecessor Fund”) and, accordingly, the Predecessor Fund's performance and financial history have become the performance and financial history of the Fund. The Predecessor Fund transferred all of the net assets of its Class A, Class C, Class K, Class R and Class Y shares in exchange for the Fund's Class A, Class C, Class R6, Class A and Class Y shares, respectively, on May 2, 2025, pursuant to an agreement and plan of reorganization (the “Reorganization”), which was approved by the shareholders of the Predecessor Fund on April 28, 2025. Accordingly, the Reorganization, which did not result in any federal income tax to the Predecessor Fund or its shareholders, had no effect on the Fund's operations. The investment objective of the Fund is to seek a high level of current income to the extent consistent with a relatively high level of stability of principal.
The Fund offers four classes of shares designated as Class A, Class C, Class R6 and Class Y shares.   Each class of shares represents an interest in the same portfolio of investments of the Fund and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different rates of class-speciﬁc fees and expenses, such as transfer agent and distribution fees. Differences in class-speciﬁc fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends from net investment income earned by each class. The Second Amended and Restated Trust Instrument of the Trust gives the Board of Trustees the ﬂexibility to specify either per-share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per-share voting, each share of a class of the Fund is entitled to one vote. Under dollar-weighted voting, a shareholder’s voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Each share class has exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class R6 or Class Y shares.
Victory Capital Management Inc. (“Victory Capital” or the “Adviser”) serves as the Fund’s investment adviser. Victory Capital Services, Inc. (the
52Victory Pioneer Multi-Asset Income Fund | Semi-Annual | 1/31/26

“Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust and receives no fee or other compensation for these services.
The Fund complies with Rule 18f-4 under the 1940 Act, which governs the use of derivatives by registered investment companies. Rule 18f-4 permits funds to enter into derivatives transactions (as defined in Rule 18f-4) and certain other transactions notwithstanding the restrictions on the issuance of “senior securities” under Section 18 of the 1940 Act. Rule 18f-4 requires a fund to establish and maintain a comprehensive derivatives risk management program, appoint a derivatives risk manager and comply with a relative or absolute limit on fund leverage risk calculated based on value-at-risk (“VaR”), unless the fund uses derivatives in only a limited manner (a “limited derivatives user”). The Fund is currently a limited derivatives user for purposes of Rule 18f-4.
The Fund adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (ASU 2023-07). The Fund’s adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. The management committee of the Adviser acts as the Fund’s Chief Operations Decision Maker (CODM) who assesses performance and allocates resources with respect to the Fund. The Fund’s operations constitute a single operating segment and therefore, a single reportable segment, because the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM manages the business activities using information of the Fund as a whole, and assesses performance of the Fund. The financial information provided to and reviewed by the CODM is the same as that presented within the Fund’s financial statements.
On December 14, 2023, the Financial Accounting Standards Board (FASB) issued ASU 2023-09, which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. The amendments in this ASU are intended to address investor requests for more transparency about income tax information and to improve the effectiveness of income tax disclosures. ASU 2023-09 applies to all entities that are subject to ASC 740, Income Taxes. The ASU is effective for annual periods beginning after December 15, 2024. Management is currently evaluating the impact of ASU 2023-09 and does not believe it will have a material impact on the Fund’s financial statements.
The Fund is a series of a registered investment company and follows investment company accounting and reporting guidance under
Victory Pioneer Multi-Asset Income Fund | Semi-Annual | 1/31/2653

U.S. Generally Accepted Accounting Principles (“U.S. GAAP”). U.S. GAAP requires the management of the Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the ﬁnancial statements, and the reported amounts of income, expenses and gain or loss on investments during the reporting period. Actual results could differ from those estimates.
The following is a summary of signiﬁcant accounting policies followed by the Fund in the preparation of its ﬁnancial statements:
A.	Security Valuation
The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange (“NYSE”) is open, as of the close of regular trading on the NYSE.
Equity securities that have traded on an exchange are valued by using the last sale price on the principal exchange where they are traded. Equity securities that have not traded on the date of valuation, or securities for which sale prices are not available, generally are valued using the mean between the last bid and asked prices or, if both last bid and asked prices are not available, at the last quoted bid price. Last sale and bid and asked prices are provided by independent third party pricing services. In the case of equity securities not traded on an exchange, prices are typically determined by independent third party pricing services using a variety of techniques and methods.
The value of foreign securities is translated into U.S. dollars based on foreign currency exchange rate quotations supplied by a third party pricing source. Trading in non-U.S. equity securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. The Adviser may use a fair value model developed by an independent pricing service to value non-U.S. equity securities.
Equity-linked notes are valued by using market prices or quotations from one or more brokers or other sources, a pricing matrix, or other fair value methods or techniques to provide an estimated value of the security or instrument. Fixed-income securities are valued by using prices supplied by independent pricing services, which consider such factors as market prices, market events, quotations from one or more brokers, Treasury spreads, yields, maturities and ratings, or may use a pricing matrix or other fair value methods or techniques to provide an estimated value of the security or instrument. A pricing matrix is a
54Victory Pioneer Multi-Asset Income Fund | Semi-Annual | 1/31/26

means of valuing a debt security on the basis of current market prices for other debt securities, historical trading patterns in the market for fixed-income securities and/or other factors. Non-U.S. debt securities that are listed on an exchange will be valued at the bid price obtained from an independent third party pricing service. When independent third party pricing services are unable to supply prices, or when prices or market quotations are considered to be unreliable, the value of that security may be determined using quotations from one or more broker-dealers.
Loan interests are valued at the mean between the last available bid and asked prices from one or more brokers or dealers as obtained from Loan Pricing Corporation, an independent third party pricing service. If price information is not available from Loan Pricing Corporation, or if the price information is deemed to be unreliable, price information will be obtained from an alternative loan interest pricing service. If no reliable price quotes are available from either the primary or alternative pricing service, broker quotes will be solicited.
Event-linked bonds are valued at the bid price obtained from an independent third party pricing service. Other insurance-linked securities (including reinsurance sidecars, collateralized reinsurance and industry loss warranties) may be valued at the bid price obtained from an independent pricing service, or through a third party using a pricing matrix, insurance valuation models, or other fair value methods or techniques to provide an estimated value of the instrument.
Options contracts are generally valued at the mean between the last bid and ask prices on the principal exchange where they are traded. Over-the-counter (“OTC”) options and options on swaps (“swaptions”) are valued using prices supplied by independent pricing services, which consider such factors as market prices, market events, quotations from one or more brokers, Treasury spreads, yields, maturities and ratings, or may use a pricing matrix or other fair value methods or techniques to provide an estimated value of the security or instrument.
Forward foreign currency exchange contracts are valued daily using the foreign exchange rate or, for longer term forward contract positions, the spot currency rate and the forward points on a daily basis, in each case provided by a third party pricing service. Contracts whose forward settlement date falls between two quoted days are valued by interpolation.
Futures contracts are generally valued at the closing settlement price established by the exchange on which they are traded.
Victory Pioneer Multi-Asset Income Fund | Semi-Annual | 1/31/2655

Securities or loan interests for which independent pricing services or broker-dealers are unable to supply prices or for which market prices and/or quotations are not readily available or are considered to be unreliable are valued by a fair valuation team comprised of certain personnel of the Adviser. The Adviser is designated as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Adviser's fair valuation team is responsible for monitoring developments that may impact fair valued securities.
Inputs used when applying fair value methods to value a security may include credit ratings, the financial condition of the company, current market conditions and comparable securities. The Adviser may use fair value methods if it is determined that a significant event has occurred after the close of the exchange or market on which the security trades and prior to the determination of the Fund’s net asset value. Examples of a significant event might include political or economic news, corporate restructurings, natural disasters, terrorist activity, tariffs, or trading halts. Thus, the valuation of the Fund’s securities may differ significantly from exchange prices, and such differences could be material.
B.	Investment Income and Transactions
Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend date in the exercise of reasonable diligence. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received.
Interest income, including interest on income-bearing cash accounts, is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates and net of income accrued on defaulted securities.
Interest and dividend income payable by delivery of additional shares is reclassified as PIK (payment-in-kind) income upon receipt and is included in interest and dividend income, respectively.
Principal amounts of mortgage-backed securities are adjusted for monthly paydowns. Premiums and discounts related to certain mortgage-backed securities are amortized or accreted in proportion to the monthly paydowns. All discounts/premiums on purchase prices of debt securities are accreted/amortized for financial reporting purposes over the life of the respective securities, and such accretion/amortization is included in interest income.
56Victory Pioneer Multi-Asset Income Fund | Semi-Annual | 1/31/26

Security transactions are recorded as of trade date. Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.
C.	Foreign Currency Translation
The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.
Net realized gains and losses on foreign currency transactions, if any, represent, among other things, the net realized gains and losses on foreign currency exchange contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated on the Statement of Operations from the effects of changes in the market prices of those securities, but are included with the net realized and unrealized gain or loss on investments.
D.	Federal Income Taxes
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income and net realized capital gains, if any, to its shareholders. Therefore, no provision for federal income taxes is required. As of January 31, 2026, the Fund did not accrue any interest or penalties with respect to uncertain tax positions, which, if applicable, would be recorded as an income tax expense on the Statement of Operations. Tax returns filed within the prior three years remain subject to examination by federal and state tax authorities.
In determining the daily net asset value, the Fund estimates the reserve for the repatriation of taxes, if any, associated with its investments in certain countries. The estimated reserve for capital gains is based on the net unrealized appreciation on certain portfolio securities, the holding period of such securities and the related tax rates, tax loss carryforwards (if applicable) and other such factors. As of January 31, 2026, the Fund has not accrued any reserve for repatriation taxes related to capital gains.
A portion of the dividend income recorded by the Fund is from distributions by publicly traded real estate investment trusts (“REITs”), and such distributions for tax purposes may also consist of capital gains and return of capital. The actual return of capital and capital gains portions of such distributions will be determined by formal notifications
Victory Pioneer Multi-Asset Income Fund | Semi-Annual | 1/31/2657

from the REITs subsequent to the calendar year-end. Distributions received from the REITs that are determined to be a return of capital are recorded by the Fund as a reduction of the cost basis of the securities held and those determined to be capital gain are reflected as such on the Statement of Operations.
The amount and character of income and capital gain distributions to shareholders are determined in accordance with federal income tax rules, which may differ from U.S. GAAP. Distributions in excess of net investment income or net realized gains are temporary over distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes. Capital accounts within the financial statements are adjusted for permanent book/tax differences to reflect tax character, but are not adjusted for temporary differences.
The tax character of current year distributions payable will be determined at the end of the current taxable year. The tax character of distributions paid during the year ended July 31, 2025 was as follows:
2025
Distributions paid from:
Ordinary income	$294,288,548
Total	$294,288,548
The following shows the components of distributable earnings (losses) on a federal income tax basis at July 31, 2025:
2025
Distributable earnings/(losses):
Undistributed ordinary income	$34,021,569
Capital loss carryforward	(182,931,993)
Other book/tax temporary differences	17,972,867
Net unrealized appreciation	463,093,659
Total	$332,156,102
The difference between book-basis and tax-basis net unrealized appreciation is attributable to the tax deferral of losses on wash sales, realization for tax purposes of unrealized gains on investments in passive foreign investment companies and the book/tax differences in the adjustments relating to insurance-linked securities, the tax treatment of premium and amortization, accrual of income on securities in default, tax basis adjustments on perpetual bonds, the mark to market of futures contracts, and tax basis adjustments on partnership holdings.
58Victory Pioneer Multi-Asset Income Fund | Semi-Annual | 1/31/26

E.	Fund Shares
The Fund records sales and repurchases of its shares as of trade date. The Distributor earned $103,567 in underwriting commissions on the sale of Class A shares during the six months ended January 31, 2026.
F.	Class Allocations
Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on its respective percentage of adjusted net assets at the beginning of the day.
Distribution fees are calculated based on the average daily net asset value attributable to Class A and Class C shares of the Fund, respectively (see Note 5). Class R6 and Class Y shares of the Fund do not pay distribution fees. All expenses and fees paid to the Fund’s transfer agent for its services are allocated among the classes of shares based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 4).
The Fund declares as daily dividends substantially all of its net investment income. All dividends are paid on a monthly basis. Short-term capital gain distributions, if any, may be declared with the daily dividends.
Distributions to shareholders are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner and at the same time, except that net investment income dividends to Class A, Class C, Class R6 and Class Y shares can reflect different transfer agent and distribution expense rates.
G.	Risks
The value of securities held by the Fund may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political or regulatory conditions, recessions, the spread of infectious illness or other public health issues, inflation, changes in interest rates, armed conflict such as between Russia and Ukraine or in the Middle East, sanctions against Russia, other nations or individuals or companies and possible countermeasures, lack of liquidity in the bond markets or adverse investor sentiment. In the past several years, financial markets have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. These conditions may continue, recur, worsen or spread. Inflation and interest rates may increase. These circumstances could
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adversely affect the value and liquidity of the Fund’s investments and negatively impact the Fund’s performance.
Some sectors of the economy and individual issuers have experienced or may experience particularly large losses. Periods of extreme volatility in the financial markets, reduced liquidity of many instruments, increased government debt, inflation, and disruptions to supply chains, consumer demand and employee availability, may continue for some time. Following the commencement of the conflict in Ukraine, Russian securities lost all, or nearly all, their market value. Other securities or markets could be similarly affected by past or future political, geopolitical or other events or conditions.
Governments and central banks, including the U.S. Federal Reserve, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. These actions have resulted in significant expansion of public debt, including in the U.S. The consequences of high public debt, including its future impact on the economy and securities markets, may not be known for some time.
The U.S. and other countries are periodically involved in disputes over trade and other matters, which may result in tariffs, investment restrictions and adverse impacts on affected companies and securities. For example, the U.S. has imposed tariffs and other trade barriers on Chinese exports, has restricted sales of certain categories of goods to China, and has established barriers to investments in China. Trade disputes may adversely affect the economies of the U.S. and its trading partners, as well as companies directly or indirectly affected and financial markets generally. If the political climate between the U.S. and China does not improve or continues to deteriorate, China enters into military conflict with Taiwan, the Philippines or another neighbor, or other geopolitical conflicts develop or get worse, economies, markets and individual securities may be severely affected both regionally and globally, and the value of the Fund’s assets may go down.
At times, the Fund’s investments may represent industries or industry sectors that are interrelated or have common risks, making the Fund more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.
The Fund’s investments in foreign markets and countries with limited developing markets may subject the Fund to a greater degree of risk than investments in a developed market. These risks include disruptive political or economic conditions, military conflicts and sanctions, terrorism, sustained economic downturns, financial instability, less liquid trading markets, extreme price volatility, currency risks, reduction
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of government or central bank support, inadequate accounting standards, tariffs, tax disputes or other tax burdens, nationalization or expropriation of assets and the imposition of adverse governmental laws, arbitrary application of laws and regulations or lack of rule of law and investment and repatriation restrictions. Lack of information and less market regulation also may affect the value of these securities. Withholding and other non-U.S. taxes may decrease the Fund’s return. Non-U.S. issuers may be located in parts of the world that have historically been prone to natural disasters. Investing in depositary receipts is subject to many of the same risks as investing directly in non-U.S. issuers. Depositary receipts may involve higher expenses and may trade at a discount (or premium) to the underlying security.
In response to the military conflict in Ukraine commencing in 2022, the United States and other countries issued broad-ranging economic sanctions against Russia and Belarus and certain companies and individuals. Since then, Russian securities lost all, or nearly all, their market value, and many other issuers, securities and markets have been adversely affected. The United States and other countries may impose sanctions on other countries, companies and individuals in light of Russia’s military invasion. The extent and duration of the military action or future escalation of such hostilities, the extent and impact of existing and future sanctions, market disruptions and volatility, and the result of any diplomatic negotiations cannot be predicted. These and any related events could have a significant impact on the value and liquidity of certain Fund investments, on Fund performance and the value of an investment in the Fund, particularly with respect to securities and commodities, such as oil, natural gas and food commodities, as well as other sectors with exposure to Russian issuers or issuers in other countries affected by the invasion, and are likely to have collateral impacts on market sectors globally.
The Fund has the flexibility to invest in a broad range of income-producing investments, including both debt securities and equity securities. The Fund may invest in the securities of issuers located throughout the world, including in emerging markets.
The Fund may invest in below-investment-grade (high-yield) debt securities. Some of these high-yield securities may be convertible into equity securities of the issuer. Debt securities rated below-investment-grade are commonly referred to as “junk bonds” and are considered speculative with respect to the issuer’s capacity to pay interest and repay principal. These securities involve greater risk of loss, are subject to greater price volatility, and may be less liquid and more difficult to
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value, especially during periods of economic uncertainty or change, than higher rated debt securities.
The Fund may invest in equity-linked notes (ELNs). ELNs are structured products that consist of two main components: a fixed income component in the form of a bond or note paying a stated interest rate (premium), and an equity-linked component tied to the performance of one or more underlying reference securities (usually a single stock, a basket of stocks or a stock index). Under the structure, current payments typically are made in exchange for a limit on the capital appreciation potential of the reference securities during the term of the note. The ELN retains the downside risk associated with the reference securities. ELNs may not perform as expected and could cause the fund to realize significant losses including its entire principal investment. Investments in ELNs often have risks similar to their underlying reference securities, which may include market risk and, as applicable, risks of non-U.S. investments and currency risks. In addition, since ELNs are in note form, ELNs are also subject to certain risks of fixed income securities, such as interest rate and credit risks. Investments in ELNs are also subject to liquidity risk, which may make ELNs difficult to sell and value. In addition, ELNs may exhibit price behavior that does not correlate with the underlying reference securities or a fixed income investment.
The Fund may invest in REIT securities, the value of which can fall for a variety of reasons, such as declines in rental income, fluctuating interest rates, poor property management, environmental liabilities, uninsured damage, increased competition, or changes in real estate tax laws.
With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security and related risks. While the Adviser has established business continuity plans in the event of, and risk management systems to prevent, limit or mitigate, such cyber-attacks, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identified. Furthermore, the Fund cannot control the cybersecurity plans and systems put in place by service providers to the Fund such as the Fund’s custodian and accounting agent, and the Fund’s transfer agent. In addition, many beneficial owners of Fund shares hold them through accounts at broker-dealers, retirement platforms and other financial market participants over which neither the Fund nor the Adviser exercises control. Each of these intermediaries may in turn rely on their service providers, which are also subject to the risk of cyber-attacks. Cybersecurity failures or breaches at the Adviser, service providers or intermediaries may cause disruptions and impact business operations.
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This may cause financial losses; interference with the Fund’s ability to calculate its net asset value; impediments to trading; the inability of Fund shareholders to effect share purchases; redemptions or exchanges or receive distributions; loss of or unauthorized access to private shareholder information; and violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, or additional compliance costs. Such costs and losses may not be covered under any insurance. In addition, maintaining vigilance against cyber-attacks may involve substantial costs over time, and system enhancements may themselves be subject to cyber-attacks.
The Fund’s prospectus contains unaudited information regarding the Fund’s principal risks. Please refer to that document when considering the Fund’s principal risks.
H.	Restricted Securities
Restricted Securities are subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933. Private placement securities are generally considered to be restricted except for those securities traded between qualiﬁed institutional investors under the provisions of Rule 144A of the Securities Act of 1933.
Disposal of restricted investments may involve negotiations and expenses, and prompt sale at an acceptable price may be difﬁcult to achieve. Restricted investments held by the Fund at January 31, 2026 are listed in the Schedule of Investments.
I.	Insurance-Linked Securities (“ILS”)
The Fund invests in ILS. The Fund could lose a portion or all of the principal it has invested in an ILS, and the right to additional interest or dividend payments with respect to the security, upon the occurrence of one or more trigger events, as deﬁned within the terms of an insurance-linked security. Trigger events, generally, are hurricanes, earthquakes, or other natural events of a speciﬁc size or magnitude that occur in a designated geographic region during a speciﬁed time period, and/or that involve losses or other metrics that exceed a speciﬁc amount. There is no way to accurately predict whether a trigger event will occur, and accordingly, ILS carry signiﬁcant risk. The Fund is entitled to receive principal, and interest and/or dividend payments so long as no trigger event occurs of the description and magnitude speciﬁed by the instrument. In addition to the speciﬁed trigger events, ILS may expose
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the Fund to other risks, including but not limited to issuer (credit) default, adverse regulatory or jurisdictional interpretations and adverse tax consequences.
The Fund’s investments in ILS may include event-linked bonds. ILS also may include special purpose vehicles (“SPVs”) or similar instruments structured to comprise a portion of a reinsurer’s catastrophe-oriented business, known as quota share instruments (sometimes referred to as reinsurance sidecars), or to provide reinsurance relating to speciﬁc risks to insurance or reinsurance companies through a collateralized instrument, known as collateralized reinsurance. Structured reinsurance investments also may include industry loss warranties (“ILWs”). A traditional ILW takes the form of a bilateral reinsurance contract, but there are also products that take the form of derivatives, collateralized structures, or exchange-traded instruments.
Where the ILS are based on the performance of underlying reinsurance contracts, the Fund has limited transparency into the individual underlying contracts, and therefore must rely upon the risk assessment and sound underwriting practices of the issuer. Accordingly, it may be more difficult for the Fund’s investment adviser to fully evaluate the underlying risk profile of the Fund’s structured reinsurance investments, and therefore the Fund’s assets are placed at greater risk of loss than if the Fund’s investment adviser had more complete information. Structured reinsurance instruments generally will be considered illiquid securities by the Fund. These securities may be difficult to purchase, sell or unwind. Illiquid securities also may be difficult to value. If the Fund is forced to sell an illiquid asset, the Fund may be forced to sell at a loss.
J.	Repurchase Agreements
Repurchase agreements are arrangements under which the Fund purchases securities from a broker-dealer or a bank, called the counterparty, upon the agreement of the counterparty to repurchase the securities from the Fund at a later date, and at a specific price, which is typically higher than the purchase price paid by the Fund. The securities purchased serve as the Fund’s collateral for the obligation of the counterparty to repurchase the securities. The value of the collateral, including accrued interest, is required to be equal to or in excess of the repurchase price. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund’s custodian or a sub-custodian of the Fund. The Adviser is responsible for determining that the value of the collateral remains at least equal to the repurchase price. In the event of a default by the counterparty, the Fund is entitled to sell the securities, but the Fund may not be able to sell them for the
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price at which they were purchased, thus causing a loss to the Fund. Additionally, if the counterparty becomes insolvent, there is some risk that the Fund will not have a right to the securities, or the immediate right to sell the securities.
For the six months ended January 31, 2026, the Fund had no open repurchase agreements.
K.	Purchased Options
The Fund may purchase put and call options to seek to increase total return. Purchased call and put options entitle the Fund to buy and sell a specified number of shares or units of a particular security, currency or index at a specified price at a specific date or within a specific period of time. Upon the purchase of a call or put option, the premium paid by the Fund is included on the Statement of Assets and Liabilities as an investment. All premiums are marked-to-market daily, and any unrealized appreciation or depreciation is recorded on the Fund’s Statement of Operations. As the purchaser of an index option, the Fund has the right to receive a cash payment equal to any depreciation in the value of the index below the strike price of the option (in the case of a put) or equal to any appreciation in the value of the index over the strike price of the option (in the case of a call) as of the valuation date of the option. Premiums paid for purchased call and put options which have expired are treated as realized losses on investments on the Statement of Operations. Upon the exercise or closing of a purchased put option, the premium is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments. Upon the exercise or closing of a purchased call option, the premium is added to the cost of the security or financial instrument. The risk associated with purchasing options is limited to the premium originally paid.
The average market value of purchased options contracts open during the six months ended January 31, 2026 was $51,740. There were no open purchased options contracts at January 31, 2026.
L.	Forward Foreign Currency Exchange Contracts
The Fund may enter into forward foreign currency exchange contracts (“contracts”) for the purchase or sale of a specific foreign currency at a fixed price on a future date. All contracts are marked-to-market daily at the applicable exchange rates, and any resulting unrealized appreciation or depreciation is recorded in the Fund’s financial statements. The Fund records realized gains and losses at the time a contract is offset by entry into a closing transaction or extinguished by delivery of the currency.
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Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar (see Note 7).
During the six months ended January 31, 2026, the Fund had entered into various forward foreign currency exchange contracts that obligated the Fund to deliver or take delivery of currencies at specified future maturity dates. Alternatively, prior to the settlement date of a forward foreign currency exchange contract, the Fund may close out such contract by entering into an offsetting contract.
The average market value of forward foreign currency exchange contracts open during the six months ended January 31, 2026 was $117,424,098 and $0 for buys and sells, respectively. Open forward foreign currency exchange contracts outstanding at January 31, 2026 are listed in the Schedule of Investments.
M.	Futures Contracts
The Fund may enter into futures transactions in order to attempt to hedge against changes in interest rates, securities prices and currency exchange rates or to seek to increase total return. Futures contracts are types of derivatives. All futures contracts entered into by the Fund are traded on a futures exchange. Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum “initial margin” requirements of the associated futures exchange. The amount of cash deposited with the broker as collateral at January 31, 2026, is recorded as “Futures collateral” on the Statement of Assets and Liabilities.
Subsequent payments for futures contracts (“variation margin”) are paid or received by the Fund, depending on the daily fluctuation in the value of the contracts, and are recorded by the Fund as unrealized appreciation or depreciation. Cash received from or paid to the broker related to previous margin movement is held in a segregated account at the broker and is recorded as either “Due from broker for futures” or “Due to broker for futures” on the Statement of Assets and Liabilities. When the contract is closed, the Fund realizes a gain or loss equal to the difference between the opening and closing value of the contract as well as any fluctuation in foreign currency exchange rates where applicable. Futures contracts are subject to market risk, interest rate risk and currency exchange rate risk. Changes in value of the contracts may not directly correlate to the changes in value of the underlying securities. With futures, there is reduced counterparty credit risk to the Fund since
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futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.
The average notional values of long position and short position futures contracts during the six months ended January 31, 2026 were $116,918,594 and $1,198,878,378, respectively. Open futures contracts outstanding at January 31, 2026 are listed in the Schedule of Investments.
N.	Equity-Linked Notes
Equity-linked notes seek to generate income and provide exposure to the performance of an underlying security, group of securities or exchange-traded funds (the “underlying reference instrument”). In an equity-linked note, the Fund purchases a note from a bank or broker-dealer and in return, the issuer provides for interest payments during the term of the note. At maturity or when the security is sold, the Fund will either settle by taking physical delivery of the underlying reference instrument or by receipt of a cash settlement amount equal to the value of the note at termination or maturity. The use of equity-linked notes involves the risk that the value of the note changes unfavorably due to movements in the value of the underlying reference instrument. Equity-linked notes are considered general unsecured contractual obligations of the bank or broker-dealer. The Fund must rely on the creditworthiness of the issuer for its investment returns.
2. Investment Advisory Agreement
The Adviser manages the Fund’s portfolio. Management fees payable under the Fund’s Investment Advisory Agreement with the Adviser are calculated daily and paid monthly at the annual rate of 0.50% of the Fund’s average daily net assets up to $1 billion, 0.45% of the next $4 billion and 0.40% on assets over $5 billion. For the six months ended January 31, 2026, the effective management fee (excluding waivers and/or assumption of expenses) was equivalent to 0.45% of the Fund’s average daily net assets.
The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual fund operating expenses (excluding certain items such as interest, taxes, acquired fund fees and expenses and brokerage commissions) do not exceed 0.83%, 1.60%, 0.54% and 0.64% of the Fund’s Class A, Class C, Class R6 and Class Y shares, respectively. These expense limitations are in effect through April 1, 2028. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to two years after the date of the waiver or reimbursement, subject to the lesser of any operating expense limits in
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effect at the time of (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Fund’s Board of Trustees. Fees waived and expenses reimbursed during the six months ended January 31, 2026 are reflected on the Statement of Operations.
In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund as administrative reimbursements. Reflected on the Statement of Assets and Liabilitiesis $2,773,543 in management fees payable to the Adviser at January 31, 2026.
Victory Capital also serves as the Fund’s administrator and fund accountant. Under the Administration and Fund Accounting Agreement, Victory Capital is paid an administration and servicing fee based on a percentage of the average daily net assets of the Fund. The tiered rates at which Victory Capital is paid by the Fund are shown in the table below:
Net Assets
Up to $15 billion	$15 billion to $30 billion	$30 billion to $85 billion	In excess of $85 billion
0.08%	0.05%	0.04%	0.03%
Amounts incurred for the six months ended January 31, 2026, are reflected on the Statement of Operations in Administration expenses.
During the semi-annual reporting period covered by this report, Bank of New York Mellon (“BNY”) acted as sub-administrator and sub-fund accountant to the Fund pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between Victory Capital and BNY (see Note 9). Victory Capital paid BNY a fee for providing these services.
The Fund reimburses Victory Capital and reimbursed BNY for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the six months ended January 31, 2026, are reflected on the Statement of Operations as Administration expenses.
3. Compensation of Trustees
The Fund pays an annual fee to its Trustees. For the six months ended January 31, 2026, the Fund paid $121,788 in Trustees’ compensation, which is reflected on the Statement of Operations as Trustees’ fees. At January 31, 2026, on its Statement of Assets and Liabilities, the Fund had a payable for Trustees’ fees of $20,613 and a payable for administrative expenses of $283,387.
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4. Transfer Agent
During the semi-annual reporting period covered by this report, BNY Mellon Investment Servicing (US) Inc. served as the transfer agent to the Fund at negotiated rates (see Note 9). Transfer agent fees and payables shown on the Statement of Operations and the Statement of Assets and Liabilities, respectively, include sub-transfer agent expenses incurred through the Fund’s omnibus relationship contracts.
In addition, during the periods covered by the financial statements the Fund reimbursed the transfer agent for out-of-pocket expenses incurred by the transfer agent related to shareholder communications activities such as proxy and statement mailings, and outgoing phone calls. For the six months ended January 31, 2026, such out-of-pocket expenses by class of shares were as follows:
Shareholder Communications:
Class A	$19,470
Class C	13,936
Class R6	3,076
Class Y	84,802
Total	$121,284
5. Distribution Plan
The Fund has adopted a distribution plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act with respect to its Class A and Class C shares. Pursuant to the Plan, the Fund pays the Distributor 0.25% of the Fund’s average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with regard to Class A shares. Pursuant to the Plan, the Fund also pays the Distributor 1.00% of the average daily net assets attributable to Class C shares. The fee for Class C shares consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class C shares. Reflected on the Statement of Assets and Liabilities is $420,927 in distribution fees payable at January 31, 2026.
In addition, redemptions of Class A and Class C shares may be subject to a contingent deferred sales charge (“CDSC”). A CDSC of 0.75% may be imposed on Class A shares with respect to purchases of $250,000 or more that are redeemed within 18 months of purchase. Redemptions of Class C shares within 12 months of purchase are subject to a CDSC of 1.00% based on the lower of cost or market value of shares being redeemed. Shares purchased as part of an exchange remain subject to any CDSC that applied to the original purchase of those shares. There is no CDSC for Class R6 or
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Class Y shares. Proceeds from the CDSCs are paid to the Distributor. For the six months ended January 31, 2026, CDSCs in the amount of $69,545 were paid to the Distributor.
6. Line of Credit Facility
During the periods covered by these financial statements, the Fund participated in a committed, unsecured revolving line of credit (“credit facility”). Under the credit facility, the Fund was permitted to borrow up to the lesser of the amount available under the credit facility or the limits set for borrowing by the Fund’s prospectus and the 1940 Act. The Fund participated in a credit facility in the amount of $250 million. The commitment fee with respect to the credit facility was 0.20% of the daily unused portion of each lender’s commitment. For the six months ended January 31, 2026, the Fund had no borrowings under the credit facility.
7. Master Netting Agreements
The Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all of its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs the trading of certain Over the Counter (“OTC”) derivatives and typically contains, among other things, close-out and set- off provisions which apply upon the occurrence of an event of default and/or a termination event as deﬁned under the relevant ISDA Master Agreement. The ISDA Master Agreement may also give a party the right to terminate all transactions traded under such agreement if, among other things, there is deterioration in the credit quality of the other party.
Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close-out all transactions under such agreement and to net amounts owed under each transaction to determine one net amount payable by one party to the other. The right to close out and net payments across all transactions under the ISDA Master Agreement could result in a reduction of the Fund’s credit risk to its counterparty equal to any amounts payable by the Fund under the applicable transactions, if any. However, the Fund’s right to set-off may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which each speciﬁc ISDA Master Agreement of each counterparty is subject.
The collateral requirements for derivatives transactions under an ISDA Master Agreement are governed by a credit support annex to the ISDA Master Agreement. Collateral requirements are generally determined at the close of business each day and are typically based on changes in market
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values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to threshold (a “minimum transfer amount”) before a transfer is required, which may vary by counterparty. Collateral pledged for the beneﬁt of the Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re- pledged, assigned or otherwise used while pledged. Cash that has been segregated to cover the Fund’s collateral obligations, if any, will be reported separately on the Statement of Assets and Liabilities as “Swaps collateral”. Securities pledged by the Fund as collateral, if any, are identiﬁed as such in the Schedule of Investments.
Financial instruments subject to an enforceable master netting agreement, such as an ISDA Master Agreement, have been offset on the Statement of Assets and Liabilities. The following charts show gross assets and liabilities of the Fund as of January 31, 2026.
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-Cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)
Goldman Sachs & Co.	$1,808,947	$—	$—	$(1,808,947)	$—
Total	$1,808,947	$—	$—	$(1,808,947)	$—

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-Cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)
Goldman Sachs & Co.	$—	$—	$—	$—	$—
Total	$—	$—	$—	$—	$—

(a)	The amount presented here may be less than the total amount of collateral received/pledged, as the net amount of derivative assets and liabilities cannot be less than $0.
(b)	Represents the net amount due from the counterparty in the event of default.
(c)	Represents the net amount payable to the counterparty in the event of default.
8. Additional Disclosures about Derivative Instruments and Hedging Activities
The Fund’s use of derivatives may enhance or mitigate the Fund’s exposure to the following risks:
Interest rate risk relates to the ﬂuctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.
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Credit risk relates to the ability of the issuer of a ﬁnancial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Foreign exchange rate risk relates to ﬂuctuations in the value of an asset or liability due to changes in currency exchange rates.
Equity risk relates to the ﬂuctuations in the value of ﬁnancial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange rate risk), whether caused by factors speciﬁc to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.
Commodity risk relates to the risk that the value of a commodity or commodity index will ﬂuctuate based on increases or decreases in the commodities market and factors speciﬁc to a particular industry or commodity.
The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at January 31, 2026, was as follows:
The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at January 31, 2026, was as follows:
Statement of Assets and Liabilities	Interest Rate Risk	Credit Risk	Foreign Exchange Rate Risk	Equity Risk	Commodity Risk
Assets
Unrealized appreciation on forward foreign currency exchange contracts	$—	$—	$1,808,947	$—	$—
Net unrealized appreciation on futures contracts^	—	—	2,317,655	—	—
Total Value	$—	$—	$4,126,602	$—	$—
Liabilities
Net unrealized depreciation on futures contracts^	$—	$—	$—	$15,355,399	$—
Total Value	$—	$—	$—	$15,355,399	$—

^	Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only net variation margin is reported within the assets and/or liabilities on the Statement of Assets and Liabilities.
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The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure at January 31, 2026 was as follows:
Statement of Operations	Interest Rate Risk	Credit Risk	Foreign Exchange Rate Risk	Equity Risk	Commodity Risk
Net Realized Gain (Loss) on
Futures contracts	$—	$(81,990,617)	$—	$(1,477,827)	$—
Options purchased*	(5,458,286)	—	—	—	—
Total Value	$(5,458,286)	$(81,990,617)	$—	$(1,477,827)	$—
Change in Net Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(2,398,089)	$11,085,594	$—
Forward foreign currency exchange contracts	—	—	1,808,947	—	—
Options purchased**	5,303,067	—	—	—	—
Total Value	$5,303,067	$—	$(589,142)	$11,085,594	$—

*	Reflects the net realized gain (loss) on purchased option contracts (see Note 1K). These amounts are included in net realized gain (loss) on investments in unaffiliated issuers, on the Statement of Operations.
**	Reflects the change in net unrealized appreciation (depreciation) on purchased option contracts (see Note 1K). These amounts are included in change in net unrealized appreciation (depreciation) on investments in unaffiliated issuers, on the Statement of Operations.
9. Subsequent Event
On September 30, 2025, the Board upon the recommendation of the Adviser, approved a change in the Fund's custodian, sub-administrator, sub-fund accountant, and transfer agent to be effective at the close of business on or about February 6, 2026 (the “Effective Date”). After the Effective Date, Citibank, N.A. will serve as the custodian of the Fund, Citi Fund Services Ohio, Inc. will serve as sub-administrator and sub-fund accountant of the Fund and FIS Investor Services LLC will serve as transfer agent of the Fund.
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How to Contact Victory Capital
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Account Information, including existing accounts,
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1-800-225-6292
Visit our web site: vcm.com
This report must be preceded or accompanied by a prospectus.
The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the Commission’s web site at https://sec.gov.

Victory Capital Management, Inc.
60 State Street
Boston, MA 02109
vcm.com
Securities offered through Victory Capital Services, Inc.
60 State Street, Boston, MA 02109
Underwriter of Victory Funds, Member SIPC
© 2026 Victory Capital Management, Inc. 25512-SFR-0326

Victory Pioneer Securitized Income Fund
Semi-Annual: Full Financials
January 31, 2026

1Victory Pioneer Securitized Income Fund | Semi-Annual | 1/31/26

Schedule of Investments  |  1/31/26
(unaudited)
Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS — 106.9%
	Asset Backed Securities — 37.5% of Net Assets
240,000	ACM Auto Trust, Series 2024-2A, Class B, 9.21%, 8/20/31 (144A)	$ 243,198
277,244	Ally Bank Auto Credit-Linked Notes, Series 2024-A, Class G, 12.748%, 5/17/32 (144A)	288,134
445,097	Ally Bank Auto Credit-Linked Notes, Series 2024-B, Class G, 11.395%, 9/15/32 (144A)	457,115
566,611	Ally Bank Auto Credit-Linked Notes Series, Series 2024-A, Class F, 9.892%, 5/17/32 (144A)	586,161
1,093,028	Ally Bank Auto Credit-Linked Notes Series, Series 2025-A, Class F, 6.942%, 6/15/33 (144A)	1,096,895
700,000	Amur Equipment Finance Receivables XIV LLC, Series 2024-2A, Class E, 8.88%, 10/20/32 (144A)	718,944
400,000	Arivo Acceptance Auto Loan Receivables Trust, Series 2022-1A, Class D, 7.38%, 9/17/29 (144A)	401,827
100,000	Arivo Acceptance Auto Loan Receivables Trust, Series 2022-2A, Class C, 9.84%, 3/15/29 (144A)	104,503
379,150	Ascent Career Funding Trust, Series 2024-1A, Class A, 6.77%, 10/25/32 (144A)	381,674
655,000	Ascent Career Funding Trust, Series 2024-1A, Class B, 9.73%, 10/25/32 (144A)	672,127
200,000	Auxilior Term Funding LLC, Series 2023-1A, Class E, 10.97%, 12/15/32 (144A)	219,726
350,000	Avid Automobile Receivables Trust, Series 2021-1, Class F, 5.16%, 10/16/28 (144A)	336,647
840,000	Avis Budget Rental Car Funding AESOP LLC, Series 2021-2A, Class D, 4.08%, 2/20/28 (144A)	831,619
990,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-3A, Class D, 7.32%, 2/20/28 (144A)	1,004,804
149,740(a)	Bayview Opportunity Master Fund VII LLC, Series 2024-EDU1, Class D, 6.447% (SOFR30A + 275 bps), 6/25/47 (144A)	151,980
326,035	Bayview Opportunity Master Fund VII Trust, Series 2024-CAR1F, Class A, 6.971%, 7/29/32 (144A)	326,963
1,320,000	BHG Securitization Trust, Series 2022-C, Class E, 9.73%, 10/17/35 (144A)	1,418,550
235,000	BHG Securitization Trust, Series 2023-A, Class B, 6.35%, 4/17/36 (144A)	237,380
150,000	BHG Securitization Trust, Series 2023-B, Class C, 8.15%, 12/17/36 (144A)	155,752
249,288	BHG Securitization Trust, Series 2024-1CON, Class C, 6.86%, 4/17/35 (144A)	254,501
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Securitized Income Fund | Semi-Annual | 1/31/262

Schedule of Investments  |  1/31/26
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
347,210	Blackbird Capital II Aircraft Lease, Ltd., Series 2021-1A, Class B, 3.446%, 7/15/46 (144A)	$ 333,628
480,000	Blue Owl Asset Leasing Trust LLC, Series 2024-1A, Class D, 8.00%, 12/15/31 (144A)	486,898
203,657	Carvana Auto Receivables Trust, Series 2022-N1, Class D, 4.13%, 12/11/28 (144A)	202,276
1,400,000	Carvana Auto Receivables Trust, Series 2024-N3, Class E, 7.66%, 4/12/32 (144A)	1,409,702
1,175,001(b)	Cascade MH Asset Trust, Series 2022-MH1, Class B1, 8.00%, 8/25/54 (144A)	1,062,727
200,000(b)	CFMT LLC, Series 2023-HB12, Class M3, 4.25%, 4/25/33 (144A)	197,407
600,000(b)	CFMT LLC, Series 2024-HB13, Class M3, 3.00%, 5/25/34 (144A)	575,294
1,167,500(b)	CFMT LLC, Series 2024-HB13, Class M4, 3.00%, 5/25/34 (144A)	1,117,569
200,000	Continental Finance Credit Card ABS Master Trust, Series 2022-A, Class C, 9.33%, 10/15/30 (144A)	204,648
290,000	Continental Finance Credit Card ABS Master Trust, Series 2024-A, Class A, 5.78%, 12/15/32 (144A)	293,450
1,160,000	CPS Auto Receivables Trust, Series 2024-B, Class E, 8.36%, 11/17/31 (144A)	1,229,052
189,091	Crockett Partners Equipment Co. IIA LLC, Series 2024-1C, Class C, 10.16%, 1/20/31 (144A)	197,673
903,642	Elara Hgv Timeshare Issuer LLC, Series 2025-A, Class D, 6.91%, 1/25/40 (144A)	901,322
273,368	Equify ABS LLC, Series 2024-1A, Class A, 5.43%, 4/18/33 (144A)	273,907
2,140,000	Exeter Automobile Receivables Trust, Series 2022-1A, Class E, 5.02%, 10/15/29 (144A)	2,129,104
184,169	Exeter Automobile Receivables Trust, Series 2022-5A, Class D, 7.40%, 2/15/29	186,547
1,505,000	Exeter Automobile Receivables Trust, Series 2022-6A, Class E, 11.61%, 6/17/30 (144A)	1,595,466
1,320,000	Exeter Automobile Receivables Trust, Series 2024-2A, Class E, 7.98%, 10/15/31 (144A)	1,393,611
2,637,000	Exeter Automobile Receivables Trust, Series 2024-3A, Class E, 7.84%, 10/15/31 (144A)	2,781,516
1,480,000	Exeter Automobile Receivables Trust, Series 2024-4A, Class E, 7.65%, 2/17/32 (144A)	1,548,335
2,130,000	Exeter Automobile Receivables Trust, Series 2024-5A, Class E, 7.22%, 5/17/32 (144A)	2,200,627
2,090,000	Exeter Automobile Receivables Trust, Series 2025-1A, Class E, 7.48%, 9/15/32 (144A)	2,174,745
The accompanying notes are an integral part of these financial statements.
3Victory Pioneer Securitized Income Fund | Semi-Annual | 1/31/26

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
2,640,000	Exeter Automobile Receivables Trust, Series 2025-2A, Class E, 7.81%, 10/15/32 (144A)	$ 2,751,107
1,390,000	Exeter Automobile Receivables Trust, Series 2025-3A, Class E, 7.52%, 12/15/32 (144A)	1,438,452
1,870,000	Exeter Automobile Receivables Trust, Series 2025-5A, Class E, 7.15%, 6/15/33 (144A)	1,905,477
503,000	FHF Issuer Trust, Series 2024-3A, Class D, 6.01%, 12/15/31 (144A)	477,356
816,000	FHF Issuer Trust, Series 2025-1A, Class D, 5.95%, 6/15/32 (144A)	777,619
97,450(b)	FIGRE Trust, Series 2023-HE3, Class A, 6.436%, 11/25/53 (144A)	100,481
871,794(b)	FIGRE Trust, Series 2024-HE3, Class A, 5.937%, 7/25/54 (144A)	891,520
1,709,586(b)	FIGRE Trust, Series 2025-HE6, Class A, 5.044%, 9/25/55 (144A)	1,716,508
65,000	GLS Auto Receivables Issuer Trust, Series 2023-2A, Class D, 6.31%, 3/15/29 (144A)	66,555
1,170,000	GLS Auto Receivables Issuer Trust, Series 2024-2A, Class E, 7.98%, 5/15/31 (144A)	1,223,459
2,626,000	GLS Auto Receivables Issuer Trust, Series 2024-3A, Class E, 7.25%, 6/16/31 (144A)	2,703,702
2,500,000	GLS Auto Receivables Issuer Trust, Series 2024-4A, Class E, 7.51%, 8/15/31 (144A)	2,596,603
1,050,000	GLS Auto Receivables Issuer Trust, Series 2025-1A, Class E, 7.19%, 3/15/32 (144A)	1,096,714
1,080,000	GLS Auto Receivables Issuer Trust, Series 2025-4A, Class E, 7.17%, 12/15/32 (144A)	1,105,321
1,270,000	GLS Auto Select Receivables Trust, Series 2024-1A, Class D, 6.43%, 1/15/31 (144A)	1,320,645
250,000(a)	Golub Capital Partners Short Duration, Series 2022-1A, Class DR, 8.268% (3 Month Term SOFR + 460 bps), 7/25/33 (144A)	250,785
1,300,000	GreenSky Home Improvement Issuer Trust, Series 2025-1A, Class E, 8.65%, 3/25/60 (144A)	1,353,423
2,460,000	GreenSky Home Improvement Issuer Trust, Series 2025-2A, Class E, 7.79%, 6/25/60 (144A)	2,532,640
2,000,000	GreenSky Home Improvement Issuer Trust, Series 2025-3A, Class E, 7.83%, 12/27/60 (144A)	2,062,498
750,000(a)	GS Mortgage-Backed Securities Trust, Series 2025-HE1, Class M3, 6.147% (SOFR30A + 245 bps), 10/25/55 (144A)	754,842
553,742(a)	Harvest SBA Loan Trust, Series 2024-1, Class A, 6.00% (SOFR30A + 225 bps), 12/25/51 (144A)	559,104
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Securitized Income Fund | Semi-Annual | 1/31/264

Schedule of Investments  |  1/31/26
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
760,000	Hertz Vehicle Financing III LLC, Series 2025-3A, Class D, 8.55%, 12/26/29 (144A)	$ 791,974
165,951	Hilton Grand Vacations Trust, Series 2024-2A, Class D, 6.91%, 3/25/38 (144A)	170,331
1,263,850	HINNT LLC, Series 2025-B, Class E, 9.41%, 5/15/45 (144A)	1,265,671
320,455	Home Partners of America Trust, Series 2019-1, Class E, 3.604%, 9/17/39 (144A)	312,173
104,211(a)	Huntington Bank Auto Credit-Linked Notes, Series 2024-1, Class C, 6.853% (SOFR30A + 315 bps), 5/20/32 (144A)	105,248
1,348,273(a)	Huntington Bank Auto Credit-Linked Notes, Series 2025-2, Class D, 6.953% (SOFR30A + 325 bps), 9/20/33 (144A)	1,354,247
173,420(a)	JP Morgan Mortgage Trust, Series 2023-HE2, Class A1, 5.402% (SOFR30A + 170 bps), 3/20/54 (144A)	174,058
1,080,000(b)	JP Morgan Mortgage Trust, Series 2026-CES1, Class B1, 6.479%, 6/25/56 (144A)	1,080,616
1,700,000(a)	Kinetic Advantage Master Owner Trust, Series 2025-1A, Class A, 5.907% (SOFR30A + 220 bps), 10/15/29 (144A)	1,713,076
400,000	Lendbuzz Securitization Trust, Series 2024-2A, Class B, 6.52%, 7/16/29 (144A)	407,725
250,000	Libra Solutions LLC, Series 2024-1A, Class B, 7.91%, 9/30/38 (144A)	250,464
1,000,000	Libra Solutions LLC, Series 2025-1A, Class C, 9.90%, 8/15/39 (144A)	1,000,856
1,000,000	Merchants Fleet Funding LLC, Series 2025-1A, Class E, 8.48%, 1/20/39 (144A)	1,005,789
380,000	Mercury Financial Credit Card Master Trust, Series 2024-2A, Class B, 7.43%, 7/20/29 (144A)	382,431
410,000	Mission Lane Credit Card Master Trust, Series 2024-B, Class B, 6.32%, 1/15/30 (144A)	412,776
680,000	MMP Capital LLC, Series 2025-A, Class C, 8.41%, 12/15/31 (144A)	700,430
890,000	MPOWER Education Trust, Series 2025-A, Class C, 10.84%, 7/21/42 (144A)	873,671
247,526(a)	Newtek Small Business Loan Trust, Series 2022-1, Class A, 6.05% (PRIME - 70 bps), 10/25/49 (144A)	249,414
210,000	NMEF Funding LLC, Series 2022-B, Class C, 8.54%, 6/15/29 (144A)	213,744
620,000	NMEF Funding LLC, Series 2024-A, Class C, 6.33%, 12/15/31 (144A)	635,383
The accompanying notes are an integral part of these financial statements.
5Victory Pioneer Securitized Income Fund | Semi-Annual | 1/31/26

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
500,000	NMEF Funding LLC, Series 2024-A, Class D, 8.75%, 12/15/31 (144A)	$ 516,880
570,000	NMEF Funding LLC, Series 2025-A, Class D, 8.07%, 7/15/32 (144A)	582,749
1,000,000	NMEF Funding LLC, Series 2025-B, Class E, 7.66%, 1/18/33 (144A)	1,019,104
410,000	Octane Receivables Trust, Series 2022-2A, Class D, 7.70%, 2/20/30 (144A)	420,800
310,000	Octane Receivables Trust, Series 2023-1A, Class D, 7.76%, 3/20/30 (144A)	320,661
660,000	Octane Receivables Trust, Series 2023-2A, Class E, 10.50%, 6/20/31 (144A)	714,750
350,000	Oportun Funding Trust, Series 2024-3, Class C, 6.25%, 8/15/29 (144A)	351,517
640,000	Oportun Issuance Trust, Series 2024-2, Class C, 6.61%, 2/9/32 (144A)	643,285
700,000	Oportun Issuance Trust, Series 2024-2, Class D, 10.47%, 2/9/32 (144A)	719,003
108,632	Oxford Finance Funding LLC, Series 2022-1A, Class B, 4.096%, 2/15/30 (144A)	106,727
990,000	PEAC Solutions Receivables LLC, Series 2024-2A, Class C, 5.37%, 10/20/31 (144A)	999,831
249,744	PEAR LLC, Series 2023-1, Class A, 7.42%, 7/15/35 (144A)	255,838
250,000	Post Road Equipment Finance LLC, Series 2024-1A, Class E, 8.50%, 12/15/31 (144A)	257,630
175,000	Prestige Auto Receivables Trust, Series 2022-1A, Class D, 8.08%, 8/15/28 (144A)	176,356
220,000	Prestige Auto Receivables Trust, Series 2023-2A, Class D, 7.71%, 8/15/29 (144A)	220,805
580,000	Prestige Auto Receivables Trust, Series 2024-2A, Class D, 5.15%, 7/15/30 (144A)	578,250
200,000	Progress Residential Trust, Series 2021-SFR8, Class G, 4.005%, 10/17/38 (144A)	197,438
100,000	Progress Residential Trust, Series 2021-SFR9, Class F, 4.053%, 11/17/40 (144A)	97,217
280,000	Purchasing Power Funding LLC, Series 2024-A, Class D, 7.26%, 8/15/28 (144A)	280,382
300,000	Purchasing Power Funding LLC, Series 2024-A, Class E, 10.18%, 8/15/28 (144A)	301,019
2,620,000	RCKT Trust, Series 2025-1A, Class E, 7.12%, 7/25/34 (144A)	2,645,585
2,420,000	RCKTL, Series 2025-2A, Class E, 7.83%, 11/27/34 (144A)	2,486,463
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Securitized Income Fund | Semi-Annual | 1/31/266

Schedule of Investments  |  1/31/26
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
1,580,000	Reach ABS Trust, Series 2025-2A, Class D, 7.31%, 8/18/32 (144A)	$ 1,629,588
880,000	Reach ABS Trust, Series 2026-1A, Class E, 6.45%, 2/15/33 (144A)	882,060
258,821(b)	Saluda Grade Alternative Mortgage Trust, Series 2023-FIG4, Class A, 6.718%, 11/25/53 (144A)	269,422
699,000(a)	Saluda Grade Alternative Mortgage Trust, Series 2025-LOC4, Class M3, 6.647% (SOFR30A + 295 bps), 6/25/55 (144A)	702,643
1,030,000(a)	Saluda Grade Alternative Mortgage Trust, Series 2026-HB1, Class B1, 7.121% (1 Month Term SOFR + 345 bps), 4/25/56 (144A)	1,030,000
460,000(a)	Saluda Grade Alternative Mortgage Trust, Series 2026-HB1, Class M3, 6.121% (1 Month Term SOFR + 245 bps), 4/25/56 (144A)	460,000
240,466	Santander Bank Auto Credit-Linked Notes, Series 2022-A, Class E, 12.662%, 5/15/32 (144A)	241,200
303,378	Santander Bank Auto Credit-Linked Notes, Series 2023-B, Class E, 8.408%, 12/15/33 (144A)	310,045
503,314	Santander Bank Auto Credit-Linked Notes, Series 2024-A, Class F, 10.171%, 6/15/32 (144A)	519,020
426,396	Santander Bank Auto Credit-Linked Notes, Series 2024-B, Class E, 6.799%, 1/18/33 (144A)	430,725
100,000	Santander Drive Auto Receivables Trust, Series 2024-1, Class C, 5.45%, 3/15/30	101,345
230,000	SCF Equipment Leasing LLC, Series 2024-1A, Class D, 6.58%, 6/21/33 (144A)	241,064
1,610,000	SCF Equipment Leasing LLC, Series 2025-2A, Class E, 6.21%, 6/20/36 (144A)	1,650,914
400,000(a)	STAR Trust, Series 2022-SFR3, Class D, 6.23% (1 Month Term SOFR + 255 bps), 5/17/39 (144A)	401,422
327,848	Stream Innovations Issuer Trust, Series 2024-1A, Class B, 7.89%, 7/15/44 (144A)	350,008
390,000	Trafigura Securitisation Finance Plc, Series 2024-1A, Class B, 7.29%, 11/15/27 (144A)	396,144
500,000(c)	Tricolor Auto Securitization Trust, Series 2022-1A, Class F, 9.80%, 7/16/29 (144A)	323,250
340,000(c)	Tricolor Auto Securitization Trust, Series 2024-2A, Class D, 7.61%, 8/15/28 (144A)	130,900
1,310,000(c)+	Tricolor Auto Securitization Trust, Series 2025-1A, Class D, 6.84%, 4/15/31 (144A)	131,000
600,000(c)	Tricolor Auto Securitization Trust, Series 2025-1A, Class E, 10.37%, 4/15/32 (144A)	34,800
The accompanying notes are an integral part of these financial statements.
7Victory Pioneer Securitized Income Fund | Semi-Annual | 1/31/26

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
870,000(c)	Tricolor Auto Securitization Trust, Series 2025-2A, Class E, 8.35%, 4/15/31 (144A)	$ 73,950
400,000(c)	Tricolor Auto Securitization Trust, Series 2025-2A, Class F, 11.23%, 3/15/32 (144A)	30,000
520,000(a)	Tricon Residential Trust, Series 2025-SFR1, Class D, 5.68% (1 Month Term SOFR + 200 bps), 3/17/42 (144A)	521,158
1,060,000	Upstart Securitization Trust, Series 2025-2, Class D, 8.00%, 6/20/35 (144A)	1,084,208
1,050,000	Veros Auto Receivables Trust, Series 2024-1, Class C, 7.57%, 12/15/28 (144A)	1,081,829
1,570,000	Veros Auto Receivables Trust, Series 2025-1, Class D, 8.79%, 5/17/32 (144A)	1,627,095
780,000	Veros Auto Receivables Trust, Series 2026-1, Class E, 7.74%, 7/15/31 (144A)	788,186
3,255,000	VFI ABS LLC, Series 2025-1A, Class D, 7.69%, 4/26/32 (144A)	3,283,208
406,606(d)	Vista Point Securitization Trust, Series 2024-CES1, Class A1, 6.676%, 5/25/54 (144A)	411,666
2,358,246(d)	Vista Point Securitization Trust, Series 2025-CES3, Class A1, 5.297%, 11/25/55 (144A)	2,368,991
629,994	Westgate Resorts LLC, Series 2024-1A, Class D, 9.26%, 1/20/38 (144A)	641,596
	Total Asset Backed Securities (Cost $110,594,443)	$109,208,619

	Collateralized Mortgage Obligations—41.9% of Net Assets
460,000(b)	A&D Mortgage Trust, Series 2023-NQM4, Class B1, 8.048%, 9/25/68 (144A)	$ 466,064
900,000(b)	A&D Mortgage Trust, Series 2024-NQM4, Class B1B, 7.98%, 8/25/69 (144A)	911,764
470,000(b)	A&D Mortgage Trust, Series 2024-NQM5, Class B1A, 7.682%, 11/25/69 (144A)	482,291
356,000(a)	Bellemeade Re, Ltd., Series 2021-3A, Class B1, 7.547% (SOFR30A + 385 bps), 9/25/31 (144A)	367,518
450,000(a)	Bellemeade Re, Ltd., Series 2024-1, Class M1B, 6.897% (SOFR30A + 320 bps), 8/25/34 (144A)	453,214
1,270,000(a)	Bellemeade Re, Ltd., Series 2025-1, Class M1C, 6.947% (SOFR30A + 325 bps), 10/25/35 (144A)	1,294,541
680,000(b)	BRAVO Residential Funding Trust, Series 2023-NQM7, Class B1, 7.895%, 9/25/63 (144A)	684,941
530,000	BRAVO Residential Funding Trust, Series 2024-NQM2, Class B1, 7.91%, 2/25/64 (144A)	539,076
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Securitized Income Fund | Semi-Annual | 1/31/268

Schedule of Investments  |  1/31/26
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
630,000(b)	BRAVO Residential Funding Trust, Series 2024-NQM3, Class B1, 8.10%, 3/25/64 (144A)	$ 644,812
620,000(b)	BRAVO Residential Funding Trust, Series 2024-NQM5, Class B1, 7.379%, 6/25/64 (144A)	635,523
790,000(b)	BRAVO Residential Funding Trust, Series 2024-NQM5, Class B2, 8.085%, 6/25/64 (144A)	810,149
660,000(b)	Cascade Funding Mortgage Trust, Series 2025-HB16, Class M3, 3.00%, 3/25/35 (144A)	631,720
610,000(b)	CFMT LLC, Series 2024-HB14, Class M3, 3.00%, 6/25/34 (144A)	587,874
800,000(b)	CFMT LLC, Series 2024-HB15, Class M4, 4.00%, 8/25/34 (144A)	765,274
1,160,000(b)	COLT Mortgage Loan Trust, Series 2024-4, Class B1, 7.801%, 7/25/69 (144A)	1,187,350
1,370,000(b)	COLT Mortgage Loan Trust, Series 2024-5, Class B1, 7.297%, 8/25/69 (144A)	1,391,176
840,000(b)	COLT Mortgage Loan Trust, Series 2024-6, Class B1, 7.495%, 11/25/69 (144A)	857,483
970,000(a)	Connecticut Avenue Securities Trust, Series 2020-R01, Class 1B1, 7.062% (SOFR30A + 336 bps), 1/25/40 (144A)	988,746
1,240,000(a)	Connecticut Avenue Securities Trust, Series 2020-R02, Class 2B1, 6.812% (SOFR30A + 311 bps), 1/25/40 (144A)	1,260,094
3,220,000(a)	Connecticut Avenue Securities Trust, Series 2021-R01, Class 1B2, 9.697% (SOFR30A + 600 bps), 10/25/41 (144A)	3,320,883
1,422,000(a)	Connecticut Avenue Securities Trust, Series 2021-R02, Class 2B2, 9.897% (SOFR30A + 620 bps), 11/25/41 (144A)	1,468,062
1,510,000(a)	Connecticut Avenue Securities Trust, Series 2021-R03, Class 1B2, 9.197% (SOFR30A + 550 bps), 12/25/41 (144A)	1,559,659
3,420,000(a)	Connecticut Avenue Securities Trust, Series 2022-R01, Class 1B2, 9.697% (SOFR30A + 600 bps), 12/25/41 (144A)	3,548,880
2,650,000(a)	Connecticut Avenue Securities Trust, Series 2022-R02, Class 2B2, 11.347% (SOFR30A + 765 bps), 1/25/42 (144A)	2,801,638
2,470,000(a)	Connecticut Avenue Securities Trust, Series 2022-R04, Class 1B2, 13.197% (SOFR30A + 950 bps), 3/25/42 (144A)	2,678,991
The accompanying notes are an integral part of these financial statements.
9Victory Pioneer Securitized Income Fund | Semi-Annual | 1/31/26

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
500,000(a)	Connecticut Avenue Securities Trust, Series 2022-R05, Class 2B1, 8.197% (SOFR30A + 450 bps), 4/25/42 (144A)	$ 520,539
4,160,000(a)	Connecticut Avenue Securities Trust, Series 2022-R05, Class 2B2, 10.697% (SOFR30A + 700 bps), 4/25/42 (144A)	4,433,770
610,000(a)	Connecticut Avenue Securities Trust, Series 2022-R06, Class 1B2, 14.297% (SOFR30A + 1,060 bps), 5/25/42 (144A)	678,483
1,450,000(a)	Connecticut Avenue Securities Trust, Series 2024-R01, Class 1B2, 7.697% (SOFR30A + 400 bps), 1/25/44 (144A)	1,531,562
510,000(a)	Connecticut Avenue Securities Trust, Series 2024-R02, Class 1B1, 6.197% (SOFR30A + 250 bps), 2/25/44 (144A)	522,229
540,000(a)	Connecticut Avenue Securities Trust, Series 2024-R02, Class 1B2, 7.397% (SOFR30A + 370 bps), 2/25/44 (144A)	567,000
430,000(a)	Connecticut Avenue Securities Trust, Series 2024-R03, Class 2M2, 5.647% (SOFR30A + 195 bps), 3/25/44 (144A)	434,560
1,825,000(a)	Connecticut Avenue Securities Trust, Series 2024-R04, Class 1B1, 5.897% (SOFR30A + 220 bps), 5/25/44 (144A)	1,847,176
1,000,000(a)	Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M2, 5.347% (SOFR30A + 165 bps), 5/25/44 (144A)	1,003,130
680,000(a)	Connecticut Avenue Securities Trust, Series 2024-R05, Class 2B1, 5.697% (SOFR30A + 200 bps), 7/25/44 (144A)	680,428
751,451(a)	Connecticut Avenue Securities Trust, Series 2024-R06, Class 1A1, 4.847% (SOFR30A + 115 bps), 9/25/44 (144A)	753,325
790,601(a)	Connecticut Avenue Securities Trust, Series 2024-R06, Class 1M2, 5.297% (SOFR30A + 160 bps), 9/25/44 (144A)	792,329
290,000(a)	Eagle Re, Ltd., Series 2021-2, Class M2, 7.947% (SOFR30A + 425 bps), 4/25/34 (144A)	297,188
240,000(a)	Eagle Re, Ltd., Series 2023-1, Class M1B, 7.647% (SOFR30A + 395 bps), 9/26/33 (144A)	246,238
73,206(b)	FARM Mortgage Trust, Series 2021-1, Class B, 3.226%, 7/25/51 (144A)	56,558
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Securitized Income Fund | Semi-Annual | 1/31/2610

Schedule of Investments  |  1/31/26
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
700,000(a)	Federal Home Loan Mortgage Corp. Multifamily Structured Credit Risk, Series 2021-MN1, Class B1, 11.447% (SOFR30A + 775 bps), 1/25/51 (144A)	$ 775,767
250,000(a)	Federal Home Loan Mortgage Corp. Multifamily Structured Credit Risk, Series 2021-MN3, Class M2, 7.697% (SOFR30A + 400 bps), 11/25/51 (144A)	258,886
281,569(b)	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Series 2018-1, Class M, 4.75%, 5/25/57	278,314
851,671(b)	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Series 2019-1, Class M, 4.75%, 7/25/58 (144A)	839,394
801,056(b)	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Series 2019-2, Class M, 4.75%, 8/25/58 (144A)	784,502
219,387(b)	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Series 2019-3, Class M, 4.75%, 10/25/58	217,004
1,000,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2020-HQA1, Class B2, 8.912% (SOFR30A + 521 bps), 1/25/50 (144A)	1,114,605
650,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2021-DNA1, Class B2, 8.447% (SOFR30A + 475 bps), 1/25/51 (144A)	726,229
1,800,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2021-DNA5, Class B2, 9.197% (SOFR30A + 550 bps), 1/25/34 (144A)	2,180,250
720,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2021-HQA1, Class B2, 8.697% (SOFR30A + 500 bps), 8/25/33 (144A)	849,139
260,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2021-HQA2, Class B2, 9.147% (SOFR30A + 545 bps), 12/25/33 (144A)	314,834
480,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2022-DNA1, Class M2, 6.197% (SOFR30A + 250 bps), 1/25/42 (144A)	485,702
635,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2022-DNA3, Class B1, 9.347% (SOFR30A + 565 bps), 4/25/42 (144A)	669,131
2,500,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2022-DNA3, Class B2, 13.447% (SOFR30A + 975 bps), 4/25/42 (144A)	2,733,770
The accompanying notes are an integral part of these financial statements.
11Victory Pioneer Securitized Income Fund | Semi-Annual | 1/31/26

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
3,410,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2023-HQA2, Class M1B, 7.047% (SOFR30A + 335 bps), 6/25/43 (144A)	$ 3,510,023
1,908,636(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2024-HQA1, Class A1, 4.947% (SOFR30A + 125 bps), 3/25/44 (144A)	1,918,537
520,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2024-HQA2, Class M2, 5.497% (SOFR30A + 180 bps), 8/25/44 (144A)	522,904
1,938,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2025-DNA3, Class A1, 4.647% (SOFR30A + 95 bps), 9/25/45 (144A)	1,940,383
4,322,125(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2025-DNA4, Class A1, 4.597% (SOFR30A + 90 bps), 10/25/45 (144A)	4,323,536
2,357,741(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2025-DNA4, Class M1, 4.797% (SOFR30A + 110 bps), 10/25/45 (144A)	2,362,927
290,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2025-HQA1, Class M2, 5.347% (SOFR30A + 165 bps), 2/25/45 (144A)	290,634
1,810,000(a)	Federal Home Loan Mortgage Corp. STACR Trust, Series 2018-HQA2, Class B2, 14.812% (SOFR30A + 1,111 bps), 10/25/48 (144A)	2,233,185
434,000(a)	Federal Home Loan Mortgage Corp. STACR Trust, Series 2019-DNA3, Class B2, 11.962% (SOFR30A + 826 bps), 7/25/49 (144A)	488,904
350,000(a)	Federal Home Loan Mortgage Corp. STACR Trust, Series 2019-DNA4, Class B2, 10.062% (SOFR30A + 636 bps), 10/25/49 (144A)	387,997
2,320,000(a)	Federal Home Loan Mortgage Corp. STACR Trust, Series 2019-FTR1, Class B2, 12.162% (SOFR30A + 846 bps), 1/25/48 (144A)	2,776,998
1,950,000(a)	Federal Home Loan Mortgage Corp. STACR Trust, Series 2019-FTR3, Class B2, 8.789% (SOFR30A + 491 bps), 9/25/47 (144A)	2,132,501
580,000(a)	Federal Home Loan Mortgage Corp. STACR Trust, Series 2019-FTR4, Class B2, 8.812% (SOFR30A + 511 bps), 11/25/47 (144A)	638,625
5,468,322(b)(e)	Flagstar Mortgage Trust, Series 2021-4, Class AX1, 0.204%, 6/1/51 (144A)	68,866
510,000(b)	GCAT Trust, Series 2021-CM1, Class M1, 3.276%, 4/25/65 (144A)	471,596
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Securitized Income Fund | Semi-Annual | 1/31/2612

Schedule of Investments  |  1/31/26
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
1,980,000(b)	GCAT Trust, Series 2023-NQM2, Class B1, 6.903%, 11/25/67 (144A)	$ 1,973,338
160,000(b)	GCAT Trust, Series 2024-NQM1, Class B1, 7.884%, 1/25/59 (144A)	162,544
175,000(a)	Home Re, Ltd., Series 2022-1, Class B1, 12.697% (SOFR30A + 900 bps), 10/25/34 (144A)	192,773
150,000(a)	Home Re, Ltd., Series 2026-1, Class B1, 8.928% (SOFR30A + 420 bps), 1/25/36 (144A)	151,719
450,000(a)	Home Re, Ltd., Series 2026-1, Class M1C, 7.078% (SOFR30A + 260 bps), 1/25/36 (144A)	452,385
270,000(a)	Home Re, Ltd., Series 2026-1, Class M2, 7.928% (SOFR30A + 320 bps), 1/25/36 (144A)	270,935
825,000(b)	HOMES Trust, Series 2024-NQM1, Class B1A, 7.352%, 7/25/69 (144A)	839,532
3,411,198(b)(e)	Hundred Acre Wood Trust, Series 2021-INV1, Class AX1, 0.232%, 7/25/51 (144A)	44,869
205,000(b)	Imperial Fund Mortgage Trust, Series 2021-NQM2, Class B2, 4.269%, 9/25/56 (144A)	167,024
1,130,000(d)	Imperial Fund Mortgage Trust, Series 2022-NQM5, Class B1, 6.25%, 8/25/67 (144A)	1,127,740
940,000(b)	Imperial Fund Mortgage Trust, Series 2023-NQM1, Class B1, 8.064%, 2/25/68 (144A)	936,865
7,018,789(b)(e)	JP Morgan Mortgage Trust, Series 2021-10, Class AX1, 0.111%, 12/25/51 (144A)	43,735
711,201(b)	JP Morgan Mortgage Trust, Series 2021-10, Class B4, 2.827%, 12/25/51 (144A)	563,760
5,935,106(b)(e)	JP Morgan Mortgage Trust, Series 2021-8, Class AX1, 0.112%, 12/25/51 (144A)	36,453
218,252(a)	JPMorgan Chase Bank N.A. - JPMWM, Series 2021-CL1, Class M3, 5.497% (SOFR30A + 180 bps), 3/25/51 (144A)	218,359
820,000(d)	LHOME Mortgage Trust, Series 2024-RTL1, Class A1, 7.017%, 1/25/29 (144A)	824,621
1,510,000(d)	LHOME Mortgage Trust, Series 2024-RTL2, Class A1, 7.128%, 3/25/29 (144A)	1,523,844
1,520,000(d)	LHOME Mortgage Trust, Series 2024-RTL3, Class A1, 6.90%, 5/25/29 (144A)	1,534,898
410,000(b)	MFA Trust, Series 2024-NQM2, Class B1A, 6.783%, 8/25/69 (144A)	412,966
1,910,000(b)	MFA Trust, Series 2024-NQM2, Class B1B, 7.29%, 8/25/69 (144A)	1,912,011
1,480,000(b)	MFRA Trust, Series 2024-NQM3, Class B1, 7.614%, 12/25/69 (144A)	1,509,988
The accompanying notes are an integral part of these financial statements.
13Victory Pioneer Securitized Income Fund | Semi-Annual | 1/31/26

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
1,920,000(b)	Morgan Stanley Residential Mortgage Loan Trust, Series 2023-NQM1, Class B2, 7.336%, 9/25/68 (144A)	$ 1,924,419
1,580,000(b)	Morgan Stanley Residential Mortgage Loan Trust, Series 2024-NQM1, Class B1, 7.773%, 12/25/68 (144A)	1,598,951
235,995(a)	Multifamily Connecticut Avenue Securities Trust, Series 2019-01, Class M10, 7.062% (SOFR30A + 336 bps), 10/25/49 (144A)	239,708
417,273(a)	Multifamily Connecticut Avenue Securities Trust, Series 2020-01, Class M10, 7.562% (SOFR30A + 386 bps), 3/25/50 (144A)	423,543
123,575(b)	New Residential Mortgage Loan Trust, Series 2017-4A, Class B4, 5.143%, 5/25/57 (144A)	119,099
150,000(a)	Oaktown Re VI, Ltd., Series 2021-1A, Class B1, 9.197% (SOFR30A + 550 bps), 10/25/33 (144A)	151,369
300,000(a)	Oaktown Re VII, Ltd., Series 2021-2, Class B1, 8.097% (SOFR30A + 440 bps), 4/25/34 (144A)	304,482
170,000(b)	Onity Loan Investment Trust, Series 2024-HB2, Class M3, 5.00%, 8/25/37 (144A)	166,738
230,000(b)	PRKCM Trust, Series 2023-AFC3, Class B1, 7.757%, 9/25/58 (144A)	231,347
1,020,000(b)	PRPM, Series 2024-NQM3, Class B1, 7.39%, 8/25/69 (144A)	1,035,606
390,000(b)	PRPM Trust, Series 2023-NQM2, Class B1, 6.875%, 8/25/68 (144A)	391,631
1,430,000(b)	PRPM Trust, Series 2025-NQM1, Class B1, 7.782%, 11/25/69 (144A)	1,462,557
1,575,000(b)	PRPM Trust, Series 2025-NQM2, Class B1, 7.847%, 4/25/70 (144A)	1,618,791
59,905(a)	Radnor Re, Ltd., Series 2023-1, Class M1A, 6.397% (SOFR30A + 270 bps), 7/25/33 (144A)	60,125
300,000(a)	Radnor Re, Ltd., Series 2023-1, Class M1B, 8.047% (SOFR30A + 435 bps), 7/25/33 (144A)	308,361
281,187(a)	Radnor Re, Ltd., Series 2024-1, Class M1B, 6.597% (SOFR30A + 290 bps), 9/25/34 (144A)	282,873
185,000(d)	Saluda Grade Alternative Mortgage Trust, Series 2024-RTL4, Class A1, 7.50%, 2/25/30 (144A)	185,040
170,000(d)	Saluda Grade Alternative Mortgage Trust, Series 2024-RTL5, Class A1, 7.762%, 4/25/30 (144A)	171,061
600,000(a)	STACR Trust, Series 2018-HRP2, Class B2, 14.312% (SOFR30A + 1,061 bps), 2/25/47 (144A)	731,931
250,000(b)	Towd Point Mortgage Trust, Series 2022-SJ1, Class B1, 5.25%, 3/25/62 (144A)	244,968
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Securitized Income Fund | Semi-Annual | 1/31/2614

Schedule of Investments  |  1/31/26
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
200,000(a)	Triangle Re, Ltd., Series 2021-3, Class M2, 7.447% (SOFR30A + 375 bps), 2/25/34 (144A)	$ 202,199
290,000(a)	Triangle Re, Ltd., Series 2023-1, Class M1B, 8.947% (SOFR30A + 525 bps), 11/25/33 (144A)	303,060
893,000(b)	Verus Securitization Trust, Series 2023-3, Class B1, 7.707%, 3/25/68 (144A)	893,858
1,990,000(b)	Verus Securitization Trust, Series 2023-3, Class B2, 7.707%, 3/25/68 (144A)	1,987,345
1,030,000(b)	Verus Securitization Trust, Series 2023-4, Class B1, 8.013%, 5/25/68 (144A)	1,034,024
560,000(b)	Verus Securitization Trust, Series 2023-5, Class B2, 7.968%, 6/25/68 (144A)	561,278
2,620,000(b)	Verus Securitization Trust, Series 2023-6, Class B1, 7.768%, 9/25/68 (144A)	2,646,918
550,000(b)	Verus Securitization Trust, Series 2023-7, Class B1, 7.898%, 10/25/68 (144A)	557,268
920,000(b)	Verus Securitization Trust, Series 2023-8, Class B1, 8.072%, 12/25/68 (144A)	933,845
530,000(b)	Verus Securitization Trust, Series 2023-INV3, Class B1, 8.164%, 11/25/68 (144A)	536,743
730,000(b)	Verus Securitization Trust, Series 2023-INV3, Class B2, 8.164%, 11/25/68 (144A)	734,148
170,000(b)	Verus Securitization Trust, Series 2024-1, Class B1, 7.909%, 1/25/69 (144A)	173,567
1,100,000(b)	Verus Securitization Trust, Series 2024-2, Class B1, 7.864%, 2/25/69 (144A)	1,118,318
686,000(b)	Verus Securitization Trust, Series 2024-3, Class B1, 8.028%, 4/25/69 (144A)	702,077
420,000(b)	Verus Securitization Trust, Series 2024-4, Class B1, 7.643%, 6/25/69 (144A)	426,998
510,000(b)	Verus Securitization Trust, Series 2024-5, Class B1, 7.793%, 6/25/69 (144A)	523,655
1,050,000(b)	Verus Securitization Trust, Series 2024-7, Class B1, 6.496%, 9/25/69 (144A)	1,059,778
170,000(b)	Vista Point Securitization Trust, Series 2020-2, Class M1, 3.401%, 4/25/65 (144A)	163,032
	Total Collateralized Mortgage Obligations (Cost $120,720,507)	$122,108,451

The accompanying notes are an integral part of these financial statements.
15Victory Pioneer Securitized Income Fund | Semi-Annual | 1/31/26

Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—8.8% of Net Assets
1,880,000(a)	Arbor Realty Collateralized Loan Obligation, Ltd., Series 2025-BTR1, Class C, 7.36% (1 Month Term SOFR + 369 bps), 1/20/41 (144A)	$ 1,894,104
227,920(a)	AREIT, Ltd., Series 2024-CRE9, Class A, 5.367% (1 Month Term SOFR + 169 bps), 5/17/41 (144A)	227,942
375,000(a)	BDS LLC, Series 2024-FL13, Class A, 5.252% (1 Month Term SOFR + 158 bps), 9/19/39 (144A)	375,905
510,000(a)	BSPRT Issuer LLC, Series 2024-FL11, Class A, 5.318% (1 Month Term SOFR + 164 bps), 7/15/39 (144A)	511,913
572,386(a)	BX Commercial Mortgage Trust, Series 2024-AIRC, Class A, 5.371% (1 Month Term SOFR + 169 bps), 8/15/41 (144A)	573,638
1,590,000(a)	BX Commercial Mortgage Trust, Series 2024-SLCT, Class E, 7.071% (1 Month Term SOFR + 339 bps), 1/15/42 (144A)	1,596,360
1,034,948(a)	BX Commercial Mortgage Trust 2025-BCAT, Series 2025-BCAT, Class E, 7.18% (1 Month Term SOFR + 350 bps), 8/15/42 (144A)	1,032,511
880,065(a)	BX Trust, Series 2025-LUNR, Class E, 7.63% (1 Month Term SOFR + 395 bps), 6/15/40 (144A)	882,265
1,576,000(a)	FS Rialto, Series 2021-FL3, Class D, 6.292% (1 Month Term SOFR + 261 bps), 11/16/36 (144A)	1,575,986
2,160,000(a)	FS Rialto Issuer LLC, Series 2024-FL9, Class A, 5.306% (1 Month Term SOFR + 163 bps), 10/19/39 (144A)	2,167,908
1,110,000(a)	Greystone CRE Notes LLC, Series 2025-FL4, Class C, 6.568% (1 Month Term SOFR + 289 bps), 1/15/43 (144A)	1,111,897
1,380,000(a)	GSAT Trust, Series 2025-BMF, Class E, 6.98% (1 Month Term SOFR + 330 bps), 7/15/40 (144A)	1,377,322
150,000(a)	HILT Commercial Mortgage Trust, Series 2024-ORL, Class D, 6.869% (1 Month Term SOFR + 319 bps), 5/15/37 (144A)	150,656
1,315,000(b)	HTL Commercial Mortgage Trust, Series 2024-T53, Class D, 8.198%, 5/10/39 (144A)	1,345,198
100,000(b)	J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2024-OMNI, Class D, 5.797%, 10/5/39 (144A)	100,308
251,278(a)	KREF, Ltd., Series 2022-FL3, Class A, 5.123% (1 Month Term SOFR + 145 bps), 2/17/39 (144A)	251,273
650,000	MCR Mortgage Trust, Series 2024-TWA, Class D, 7.402%, 6/12/39 (144A)	657,329
500,000	MCR Mortgage Trust, Series 2024-TWA, Class F, 10.382%, 6/12/39 (144A)	510,525
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Securitized Income Fund | Semi-Annual | 1/31/2616

Schedule of Investments  |  1/31/26
(unaudited) (continued)
Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
770,000(a)	MF1 LLC, Series 2024-FL14, Class A, 5.412% (1 Month Term SOFR + 174 bps), 3/19/39 (144A)	$ 771,318
1,790,000(a)	MF1, Ltd., Series 2024-FL15, Class A, 5.363% (1 Month Term SOFR + 169 bps), 8/18/41 (144A)	1,793,815
850,000(a)	MF1, Ltd., Series 2024-FL16, Class A, 5.216% (1 Month Term SOFR + 154 bps), 11/18/39 (144A)	851,349
1,640,000(a)	MHP Commercial Mortgage Trust, Series 2025-MHIL2, Class D, 6.33% (1 Month Term SOFR + 265 bps), 9/15/40 (144A)	1,640,000
500,000(b)	Natixis Commercial Mortgage Securities Trust, Series 2019-FAME, Class E, 4.398%, 8/15/36 (144A)	185,603
79,855(a)	PFP, Ltd., Series 2024-11, Class A, 5.505% (1 Month Term SOFR + 183 bps), 9/17/39 (144A)	80,012
1,140,000(b)	PRM Trust, Series 2025-PRM6, Class E, 6.583%, 7/5/33 (144A)	1,145,645
970,000(b)	PRM Trust, Series 2025-PRM6, Class F, 7.058%, 7/5/33 (144A)	966,034
210,000(a)	Ready Capital Mortgage Financing LLC, Series 2023-FL11, Class B, 7.205% (1 Month Term SOFR + 353 bps), 10/25/39 (144A)	209,869
174,000	SLG Office Trust, Series 2021-OVA, Class F, 2.851%, 7/15/41 (144A)	146,693
1,220,000(a)	SmartRent, Inc., Series 2022-MINI, Class E, 6.381% (1 Month Term SOFR + 270 bps), 1/15/39 (144A)	1,216,950
300,000(b)	THPT Mortgage Trust, Series 2023-THL, Class C, 8.534%, 12/10/34 (144A)	305,974
228,565(b)	Velocity Commercial Capital Loan Trust, Series 2020-1, Class M5, 4.29%, 2/25/50 (144A)	179,367
	Total Commercial Mortgage-Backed Securities (Cost $25,984,175)	$25,835,669

	Corporate Bonds — 0.0%† of Net Assets
	Diversified Financial Services — 0.0%†
200,000+	HOA Funding, LLC, 8/20/51	$ —
200,000+	HOA Funding, LLC , 8/20/51	—
201,693(d)	HOA NewCo LLC, 7.432%, 11/22/55 (144A)	5,000
	Total Diversified Financial Services	$5,000

	Total Corporate Bonds (Cost $5,000)	$5,000

The accompanying notes are an integral part of these financial statements.
17Victory Pioneer Securitized Income Fund | Semi-Annual | 1/31/26

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — 18.7% of Net Assets
2,700,000	Federal National Mortgage Association, 3.000%, 3/1/56 (TBA)	$ 2,390,807
2,600,000	Federal National Mortgage Association, 3.500%, 2/1/56 (TBA)	2,404,564
3,600,000	Federal National Mortgage Association, 5.000%, 2/1/56 (TBA)	3,599,008
2,300,000	Federal National Mortgage Association, 5.500%, 2/1/41 (TBA)	2,350,288
4,700,000	Federal National Mortgage Association, 5.500%, 2/1/56 (TBA)	4,765,379
2,300,000	Federal National Mortgage Association, 6.000%, 2/1/56 (TBA)	2,355,153
1,100,000	Federal National Mortgage Association, 6.500%, 2/1/56 (TBA)	1,139,101
2,300,000	Government National Mortgage Association, 6.000%, 2/20/56 (TBA)	2,352,605
2,300,000	Government National Mortgage Association, 6.500%, 2/20/56 (TBA)	2,378,307
4,500,000(f)	U.S. Treasury Bills, 2/5/26	4,498,653
4,000,000(f)	U.S. Treasury Bills, 2/10/26	3,996,822
8,700,000(f)	U.S. Treasury Bills, 2/17/26	8,686,896
10,500,000(f)	U.S. Treasury Bills, 2/19/26	10,482,145
3,000,000(f)	U.S. Treasury Bills, 2/26/26	2,992,763
	Total U.S. Government and Agency Obligations (Cost $54,384,357)	$54,392,491

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 106.9% (Cost $311,688,482)	$311,550,230
	OTHER ASSETS AND LIABILITIES — (6.9)%	$(20,187,180)
	net assets — 100.0%	$291,363,050

(TBA)	“To Be Announced” Securities.
bps	Basis Points.
PRIME	U.S. Federal Funds Rate.
SOFR	Secured Overnight Financing Rate.
SOFR30A	Secured Overnight Financing Rate 30 Day Average.
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Securitized Income Fund | Semi-Annual | 1/31/2618

Schedule of Investments  |  1/31/26
(unaudited) (continued)
(144A)	The resale of such security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers. At January 31, 2026, the value of these securities amounted to $256,374,529, or 88.0% of net assets.
(a)	Floating rate note. Coupon rate, reference index and spread shown at January 31, 2026.
(b)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at January 31, 2026.
(c)	Security is in default.
(d)	Debt obligation initially issued at one coupon which converts to a higher coupon at a speciﬁc date. The rate shown is the rate at January 31, 2026.
(e)	Security represents the interest-only portion payments on a pool of underlying mortgages or mortgage-backed securities.
(f)	Security issued with a zero coupon. Income is recognized through accretion of discount.
+	Security is valued using significant unobservable inputs (Level 3).
†	Amount rounds to less than 0.1%.
FUTURES CONTRACTS
FIXED INCOME INDEX FUTURES CONTRACTS
Number of Contracts Long	Description	Expiration Date	Notional Amount	Market Value	Unrealized (Depreciation)
83	U.S. 2 Year Note (CBT)	3/31/26	$17,341,810	$17,304,852	$(36,958)
43	U.S. 5 Year Note (CBT)	3/31/26	4,718,350	4,683,977	(34,373)
			$22,060,160	$21,988,829	$(71,331)
Number of Contracts Short	Description	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
27	U.S. 10 Year Ultra Bond (CBT)	3/20/26	$(3,125,186)	$(3,082,219)	$42,967
19	U.S. Long Bond (CBT)	3/20/26	(2,221,471)	(2,187,375)	34,095
			$(5,346,657)	$(5,269,594)	$77,062
TOTAL FUTURES CONTRACTS			$16,713,503	$16,719,235	$5,731
CBT	Chicago Board of Trade.
Purchases and sales of securities (excluding short-term investments and all derivative contracts except for options purchased) for the six months ended January 31, 2026, aggregated $69,637,404 and $29,550,111, respectively.
The accompanying notes are an integral part of these financial statements.
19Victory Pioneer Securitized Income Fund | Semi-Annual | 1/31/26

At January 31, 2026, the net unrealized depreciation on investments based on cost for federal tax purposes of $311,695,130 was as follows:
Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$4,107,623
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(4,246,792)
Net unrealized depreciation	$(139,169)
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.). See Notes to Financial Statements — Note 1A.
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments). See Notes to Financial Statements — Note 1A.
The following is a summary of the inputs used as of January 31, 2026 in valuing the Fund’s investments:
	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$—	$109,077,619	$131,000	$109,208,619
Collateralized Mortgage Obligations	—	122,108,451	—	122,108,451
Commercial Mortgage-Backed Securities	—	25,835,669	—	25,835,669
Corporate Bonds	—	5,000	—*	5,000
U.S. Government and Agency Obligations	—	54,392,491	—	54,392,491
Total Investments in Securities	$—	$311,419,230	$131,000	$311,550,230
Other Financial Instruments
Net unrealized appreciation on futures contracts	$5,731	$—	$—	$5,731
Total Other Financial Instruments	$5,731	$—	$—	$5,731
*	Securities valued at $0.
During the period ended January 31, 2026, there were no transfers in or out of Level 3.
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Securitized Income Fund | Semi-Annual | 1/31/2620

Statement of Assets and Liabilities  |  1/31/26
(unaudited)
ASSETS:
Investments in unaffiliated issuers, at value (cost $311,688,482)	$311,550,230
Cash	671,216
Futures collateral	744,597
Variation margin for futures contracts	14,727
Receivables —
Investment securities sold	2,396,616
Fund shares sold	4,388,368
Interest	818,892
Due from the Adviser	416,361
Other assets	40,019
Total assets	$321,041,026
LIABILITIES:
Due to broker for futures	$14,727
Payables —
Investment securities purchased	27,648,301
Fund shares repurchased	1,445,355
Distributions	62,358
Trustees’ fees	693
Management fees	387,192
Administrative expenses	10,742
Distribution fees	366
Accrued expenses	108,242
Total liabilities	$29,677,976
NET ASSETS:
Paid-in capital	$292,408,533
Distributable earnings (loss)	(1,045,483)
Net assets	$291,363,050
NET ASSET VALUE PER SHARE:
No par value (unlimited number of shares authorized)
Class A (based on $3,278,571/344,269 shares)	$9.52
Class Y (based on $288,084,479/30,257,350 shares)	$9.52
MAXIMUM OFFERING PRICE PER SHARE:
Class A (based on $9.52 net asset value per share/100%-2.25% maximum sales charge)	$9.74
The accompanying notes are an integral part of these financial statements.
21Victory Pioneer Securitized Income Fund | Semi-Annual | 1/31/26

Statement of Operations (unaudited)
FOR THE SIX MONTHS ENDED 1/31/26
INVESTMENT INCOME:
Interest from unaffiliated issuers	$9,755,290
Total Investment Income		$9,755,290
EXPENSES:
Management fees	$750,642
Administrative expenses	58,801
Transfer agent fees
Class A	519
Class Y	171,532
Distribution fees
Class A	3,774
Shareholder communications expense	8,784
Custodian fees	356
Registration fees	66,846
Professional fees	64,630
Printing expense	6,550
Officers’ and Trustees’ fees	3,996
Insurance expense	18
Miscellaneous	3,709
Total expenses		$1,140,157
Less fees waived and expenses reimbursed by the Adviser		(249,207)
Net expenses		$890,950
Net investment income		$8,864,340
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments in unaffiliated issuers	$(544,501)
Futures contracts	16,233	$(528,268)
Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	$(1,863,173)
Futures contracts	(14,331)	$(1,877,504)
Net realized and unrealized gain (loss) on investments		$(2,405,772)
Net increase in net assets resulting from operations		$6,458,568
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Securitized Income Fund | Semi-Annual | 1/31/2622

Statement of Changes in Net Assets
	Six Months Ended 1/31/26 (unaudited)	Year Ended 7/31/25
FROM OPERATIONS:
Net investment income (loss)	$8,864,340	$10,673,963
Net realized gain (loss) on investments	(528,268)	90,064
Change in net unrealized appreciation (depreciation) on investments	(1,877,504)	1,607,704
Net increase in net assets resulting from operations	$6,458,568	$12,371,731
DISTRIBUTIONS TO SHAREHOLDERS:
Class A ($0.30 and $0.62 per share, respectively)	$(95,521)	$(95,432)
Class Y ($0.32 and $0.64 per share, respectively)	(8,867,883)	(10,363,568)
Total distributions to shareholders	$(8,963,404)	$(10,459,000)
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sales of shares	$122,828,121	$204,141,698
Reinvestment of distributions	8,830,052	10,273,303
Cost of shares repurchased	(77,346,434)	(63,448,490)
Net increase in net assets resulting from Fund share transactions	$54,311,739	$150,966,511
Net increase in net assets	$51,806,903	$152,879,242
NET ASSETS:
Beginning of period	$239,556,147	$86,676,905
End of period	$291,363,050	$239,556,147
	Six Months Ended 1/31/26 Shares (unaudited)	Six Months Ended 1/31/26 Amount (unaudited)	Year Ended 7/31/25 Shares	Year Ended 7/31/25 Amount
Class A
Shares sold	111,946	$1,071,189	215,240	$2,051,494
Reinvestment of distributions	9,194	87,610	8,412	80,363
Less shares repurchased	(21,097)	(200,888)	(107,852)	(1,026,401)
Net increase	100,043	$957,911	115,800	$1,105,456
Class Y
Shares sold	12,742,589	$121,756,932	21,176,345	$202,090,204
Reinvestment of distributions	917,278	8,742,442	1,067,333	10,192,940
Less shares repurchased	(8,091,836)	(77,145,546)	(6,546,664)	(62,422,089)
Net increase	5,568,031	$53,353,828	15,697,014	$149,861,055
The accompanying notes are an integral part of these financial statements.
23Victory Pioneer Securitized Income Fund | Semi-Annual | 1/31/26

Financial Highlights
	Six Months Ended 1/31/26 (unaudited)	Year Ended 7/31/25	Year Ended 7/31/24	Year Ended 7/31/23	Year Ended 7/31/22	7/2/21 to 7/31/21*
Class A
Net asset value, beginning of period	$9.61	$9.50	$9.12	$9.43	$10.11	$10.12
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$0.30	$0.63	$0.67	$0.66	$0.45	$0.04
Net realized and unrealized gain (loss) on investments	(0.09)	0.10	0.37	(0.19)	(0.55)	(0.01)
Net increase (decrease) from investment operations	$0.21	$0.73	$1.04	$0.47	$(0.10)	$0.03
Distributions to shareholders:
Net investment income	$(0.30)	$(0.62)	$(0.66)	$(0.63)	$(0.45)	$(0.04)
Net realized gain	—	—	—	(0.15)	(0.13)	—
Total distributions	$(0.30)	$(0.62)	$(0.66)	$(0.78)	$(0.58)	$(0.04)
Net increase (decrease) in net asset value	$(0.09)	$0.11	$0.38	$(0.31)	$(0.68)	$(0.01)
Net asset value, end of period	$9.52	$9.61	$9.50	$9.12	$9.43	$10.11
Total return (b)	2.26%(c)	7.89%	11.88%	5.36%	(1.03)%	0.27%(c)
Ratio of net expenses to average net assets	0.90%(d)	0.90%	0.90%	0.90%	0.88%	0.90%(d)
Ratio of net investment income (loss) to average net assets	6.25%(d)	6.58%	7.22%	7.19%	4.58%	4.56%(d)
Portfolio turnover rate	12%(c)	12%	30%	38%	36%	59%(c)
Net assets, end of period (in thousands)	$3,279	$2,347	$1,221	$2,127	$2,031	$2,029
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	1.01%(d)	1.06%	1.45%	1.87%	1.97%	5.42%(d)
Net investment income (loss) to average net assets	6.14%(d)	6.42%	6.67%	6.22%	3.49%	0.04%(d)
*	Class A commenced operations on July 2, 2021.
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
(c)	Not annualized.
(d)	Annualized.
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Securitized Income Fund | Semi-Annual | 1/31/2624

Financial Highlights (continued)
	Six Months Ended 1/31/26 (unaudited)	Year Ended 7/31/25	Year Ended 7/31/24	Year Ended 7/31/23	Year Ended 7/31/22	Year Ended 7/31/21
Class Y
Net asset value, beginning of period	$9.61	$9.50	$9.12	$9.44	$10.11	$8.67
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$0.31	$0.65	$0.68	$0.67	$0.48	$0.45
Net realized and unrealized gain (loss) on investments	(0.08)	0.10	0.39	(0.18)	(0.54)	1.60
Net increase (decrease) from investment operations	$0.23	$0.75	$1.07	$0.49	$(0.06)	$2.05
Distributions to shareholders:
Net investment income	$(0.32)	$(0.64)	$(0.69)	$(0.66)	$(0.48)	$(0.45)
Net realized gain	—	—	—	(0.15)	(0.13)	(0.16)
Total distributions	$(0.32)	$(0.64)	$(0.69)	$(0.81)	$(0.61)	$(0.61)
Net increase (decrease) in net asset value	$(0.09)	$0.11	$0.38	$(0.32)	$(0.67)	$1.44
Net asset value, end of period	$9.52	$9.61	$9.50	$9.12	$9.44	$10.11
Total return (b)	2.39%(c)	8.15%	12.16%	5.51%	(0.68)%	24.32%
Ratio of net expenses to average net assets	0.65%(d)	0.65%	0.65%	0.65%	0.65%	0.96%
Ratio of net investment income (loss) to average net assets	6.50%(d)	6.81%	7.29%	7.39%	4.88%	4.69%
Portfolio turnover rate	12%(c)	12%	30%	38%	36%	59%
Net assets, end of period (in thousands)	$288,084	$237,209	$85,456	$21,534	$24,428	$19,958
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	0.83%(d)	0.86%	1.26%	1.64%	1.76%	2.50%
Net investment income (loss) to average net assets	6.32%(d)	6.60%	6.68%	6.40%	3.77%	3.15%
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
(c)	Not annualized.
(d)	Annualized.
The accompanying notes are an integral part of these financial statements.
25Victory Pioneer Securitized Income Fund | Semi-Annual | 1/31/26

Notes to Financial Statements  |  1/31/26
(unaudited)
1. Organization and Signiﬁcant Accounting Policies
Victory Pioneer Securitized Income Fund (the “Fund”) is one of 26 portfolios comprising Victory Portfolios IV (the “Trust”), a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and the Fund is a diversified, open-end management investment company. The Fund, which commenced operations on May 2, 2025, is the successor to Pioneer Securitized Income Fund (the “Predecessor Fund”) and, accordingly, the Predecessor Fund's performance and financial history have become the performance and financial history of the Fund. The Predecessor Fund transferred all of the net assets of its Class A and Class Y shares in exchange for the Fund's Class A and Class Y shares, respectively, on May 2, 2025, pursuant to an agreement and plan of reorganization (the “Reorganization”), which was approved by the shareholders of the Predecessor Fund on April 28, 2025. Accordingly, the Reorganization, which did not result in any federal income tax to the Predecessor Fund or its shareholders, had no effect on the Fund's operations. The investment objective of the Fund is total return.
The Fund offers two classes of shares designated as Class A and Class Y shares. All of the net assets of common shares of the predecessor of the Predecessor Fund, which commenced operations on December 10, 2019, were transferred in exchange for Class Y shares of the Predecessor Fund on June 30, 2021. Class A shares of the Predecessor Fund commenced operations on July 2, 2021. Each class of shares represents an interest in the same portfolio of investments of the Fund and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different rates of class-speciﬁc fees and expenses, such as transfer agent and distribution fees. Differences in class-speciﬁc fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends from net investment income earned by each class. The Second Amended and Restated Trust Instrument of the Trust gives the Board of Trustees the ﬂexibility to specify either per-share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per-share voting, each share of a class of the Fund is entitled to one vote. Under dollar-weighted voting, a shareholder’s voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Each share class has exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class R6 or Class Y shares.
Victory Pioneer Securitized Income Fund | Semi-Annual | 1/31/2626

Victory Capital Management Inc. (“Victory Capital” or the “Adviser”) serves as the Fund’s investment adviser. Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the Fund pursuant to a  Distribution Agreement between the Distributor and the Trust receives no fee or other compensation for these services.
The Fund complies with Rule 18f-4 under the 1940 Act, which governs the use of derivatives by registered investment companies. Rule 18f-4 permits funds to enter into derivatives transactions (as defined in Rule 18f-4) and certain other transactions notwithstanding the restrictions on the issuance of “senior securities” under Section 18 of the 1940 Act. Rule 18f-4 requires a fund to establish and maintain a comprehensive derivatives risk management program, appoint a derivatives risk manager and comply with a relative or absolute limit on fund leverage risk calculated based on value-at-risk (“VaR”).
The Fund adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (ASU 2023-07). The Fund’s adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. The management committee of the Adviser acts as the Fund’s Chief Operations Decision Maker (CODM) who assesses performance and allocates resources with respect to the Fund. The Fund’s operations constitute a single operating segment and therefore, a single reportable segment, because the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM manages the business activities using information of the Fund as a whole, and assesses performance of the Fund. The financial information provided to and reviewed by the CODM is the same as that presented within the Fund’s financial statements.
On December 14, 2023, the Financial Accounting Standards Board (FASB)issued ASU 2023-09, which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. The amendments in this ASU are intended to address investor requests for more transparency about income tax information and to improve the effectiveness of income tax disclosures. ASU 2023-09 applies to all entities that are subject to ASC 740, Income Taxes. The ASU is effective for annual periods beginning after December 15, 2024. Management is currently evaluating the impact of ASU 2023-09 and does not believe it will have a material impact on the Fund’s financial statements.
27Victory Pioneer Securitized Income Fund | Semi-Annual | 1/31/26

The Fund is a series of a registered investment company and follows investment company accounting and reporting guidance under U.S. Generally Accepted Accounting Principles (“U.S. GAAP”). U.S. GAAP requires the management of the Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gain or loss on investments during the reporting period. Actual results could differ from those estimates.
The following is a summary of signiﬁcant accounting policies followed by the Fund in the preparation of its ﬁnancial statements:
A.	Security Valuation
The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange (“NYSE”) is open, as of the close of regular trading on the NYSE.
Fixed income securities are valued by using prices supplied by independent pricing services, which consider such factors as market prices, market events, quotations from one or more brokers, Treasury spreads, yields, maturities and ratings, or may use a pricing matrix or other fair value methods or techniques to provide an estimated value of the security or instrument. A pricing matrix is a means of valuing a debt security on the basis of current market prices for other debt securities, historical trading patterns in the market for fixed income securities and/or other factors. Non-U.S. debt securities that are listed on an exchange will be valued at the bid price obtained from an independent third party pricing service. When independent third party pricing services are unable to supply prices, or when prices or market quotations are considered to be unreliable, the value of that security may be determined using quotations from one or more broker-dealers.
Futures contracts are generally valued at the closing settlement price established by the exchange on which they are traded.
Securities or loan interests for which independent pricing services or broker-dealers are unable to supply prices or for which market prices and/or quotations are not readily available or are considered to be unreliable are valued by a fair valuation team comprised of certain personnel of the Adviser. The Adviser is designated as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Adviser’s fair valuation team is responsible for monitoring developments that may impact fair valued securities.
Victory Pioneer Securitized Income Fund | Semi-Annual | 1/31/2628

Inputs used when applying fair value methods to value a security may include credit ratings, the ﬁnancial condition of the company, current market conditions and comparable securities. The Adviser may use fair value methods if it is determined that a signiﬁcant event has occurred after the close of the exchange or market on which the security trades and prior to the determination of the Fund’s net asset value. Examples of a signiﬁcant event might include political or economic news, corporate restructurings, natural disasters, terrorist activity, tariffs or trading halts. Thus, the valuation of the Fund’s securities may differ signiﬁcantly from exchange prices, and such differences could be material.
B.	Investment Income and Transactions
Interest income, including interest on income-bearing cash accounts, is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates and net of income accrued on defaulted securities.
Interest and dividend income payable by delivery of additional shares is reclassified as PIK (payment-in-kind) income upon receipt and is included in interest and dividend income, respectively.
Principal amounts of mortgage-backed securities are adjusted for monthly paydowns. Premiums and discounts related to certain mortgage-backed securities are amortized or accreted in proportion to the monthly paydowns. All discounts/premiums on purchase prices of debt securities are accreted/amortized for financial reporting purposes over the life of the respective securities, and such accretion/amortization is included in interest income.
Security transactions are recorded as of trade date. Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.
C.	Federal Income Taxes
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income and net realized capital gains, if any, to its shareholders. Therefore, no provision for federal income taxes is required. As of January 31, 2026, the Fund did not accrue any interest or penalties with respect to uncertain tax positions, which, if applicable, would be recorded as an income tax expense on the Statement of Operations. Tax returns filed within the prior three years remain subject to examination by federal and state tax authorities.
29Victory Pioneer Securitized Income Fund | Semi-Annual | 1/31/26

The amount and character of income and capital gain distributions to shareholders are determined in accordance with federal income tax rules, which may differ from U.S. GAAP. Distributions in excess of net investment income or net realized gains are temporary over distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes. Capital accounts within the financial statements are adjusted for permanent book/tax differences to reflect tax character, but are not adjusted for temporary differences.
The tax character of current year distributions payable will be determined at the end of the current taxable year. The tax character of distributions paid during the year ended July 31, 2025 was as follows:
2025
Distributions paid from:
Ordinary income	$10,459,000
Total	$10,459,000
The following shows the components of distributable earnings (losses) on a federal income tax basis at July 31, 2025:
2025
Distributable earnings/(losses):
Undistributed ordinary income	$164,370
Capital loss carryforward	(410,895)
Other book/tax temporary differences	(12,395)
Net unrealized appreciation	1,718,273
Total	$1,459,353
The difference between book-basis and tax-basis net unrealized depreciation is attributable to defaulted bond adjustments, and the mark to market of futures contracts.
D.	Fund Shares
The Fund records sales and repurchases of its shares as of trade date. The Distributor earned $163 in underwriting commissions on the sale of Class A shares during the six months ended January 31, 2026.
E.	Class Allocations
Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on its respective percentage of adjusted net assets at the beginning of the day.
Victory Pioneer Securitized Income Fund | Semi-Annual | 1/31/2630

Distribution fees are calculated based on the average daily net asset value attributable to Class A shares of the Fund (see Note 5). All expenses and fees paid to the Fund’s transfer agent for its services are allocated among the classes of shares based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 4).
Distributions to shareholders are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner and at the same time, except that net investment income dividends to Class A and Class Y shares can reflect different transfer agent and distribution expense rates.
F.	Risks
The value of securities held by the Fund may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political or regulatory conditions, recessions, the spread of infectious illness or other public health issues, inflation, changes in interest rates, armed conflict such as between Russia and Ukraine or in the Middle East, sanctions against Russia, other nations or individuals or companies and possible countermeasures, lack of liquidity in the bond markets or adverse investor sentiment. In the past several years, financial markets have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. These conditions may continue, recur, worsen or spread. Inflation and interest rates may increase. These circumstances could adversely affect the value and liquidity of the Fund’s investments and negatively impact the Fund’s performance.
Some sectors of the economy and individual issuers have experienced or may experience particularly large losses. Periods of extreme volatility in the financial markets, reduced liquidity of many instruments, increased government debt, inflation, and disruptions to supply chains, consumer demand and employee availability, may continue for some time. Following the commencement of the conflict in Ukraine, Russian securities lost all, or nearly all, their market value. Other securities or markets could be similarly affected by past or future political, geopolitical or other events or conditions.
Governments and central banks, including the U.S. Federal Reserve, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. These actions have resulted in significant expansion of public debt, including in the U.S. The consequences of high public debt, including its future impact on the economy and securities markets, may not be known for some time.
31Victory Pioneer Securitized Income Fund | Semi-Annual | 1/31/26

The U.S. and other countries are periodically involved in disputes over trade and other matters, which may result in tariffs, investment restrictions and adverse impacts on affected companies and securities. For example, the U.S. has imposed tariffs and other trade barriers on Chinese exports, has restricted sales of certain categories of goods to China, and has established barriers to investments in China. Trade disputes may adversely affect the economies of the U.S. and its trading partners, as well as companies directly or indirectly affected and financial markets generally. If the political climate between the U.S. and China does not improve or continues to deteriorate, China enters into military conflict with Taiwan, the Philippines or another neighbor, or other geopolitical conflicts develop or get worse, economies, markets and individual securities may be severely affected both regionally and globally, and the value of the Fund’s assets may go down.
At times, the Fund’s investments may represent industries or industry sectors that are interrelated or have common risks, making the Fund more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.
The market prices of the Fund’s fixed income securities may fluctuate significantly when interest rates change. The value of your investment will generally go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. For example, if interest rates increase by 1%, the value of a Fund’s portfolio with a portfolio duration of ten years would be expected to decrease by 10%, all other things being equal. A general rise in interest rates could adversely affect the price and liquidity of fixed income securities. The maturity of a security may be significantly longer than its effective duration. A security’s maturity and other features may be more relevant than its effective duration in determining the security’s sensitivity to other factors affecting the issuer or markets generally, such as changes in credit quality or in the yield premium that the market may establish for certain types of securities (sometimes called “credit spread”). In general, the longer its maturity the more a security may be susceptible to these factors. When the credit spread for a fixed income security goes up, or “widens”, the value of the security will generally go down.
If an issuer or guarantor of a security held by the Fund or a counterparty to a financial contract with the Fund defaults on its obligation to pay principal and/or interest, has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines, the value of your investment will typically decline. Changes in actual or perceived creditworthiness
Victory Pioneer Securitized Income Fund | Semi-Annual | 1/31/2632

may occur quickly. The Fund could be delayed or hindered in its enforcement of rights against an issuer, guarantor or counterparty.
The Fund’s investments in foreign markets and countries with limited developing markets may subject the Fund to a greater degree of risk than investments in a developed market. These risks include disruptive political or economic conditions, military conflicts and sanctions, terrorism, sustained economic downturns, financial instability, less liquid trading markets, extreme price volatility, currency risks, reduction of government or central bank support, inadequate accounting standards, tariffs, tax disputes or other tax burdens, nationalization or expropriation of assets and the imposition of adverse governmental laws, arbitrary application of laws and regulations or lack of rule of law and investment and repatriation restrictions. Lack of information and less market regulation also may affect the value of these securities. Withholding and other non-U.S. taxes may decrease the Fund’s return. Non-U.S. issuers may be located in parts of the world that have historically been prone to natural disasters. Investing in depositary receipts is subject to many of the same risks as investing directly in non-U.S. issuers. Depositary receipts may involve higher expenses and may trade at a discount (or premium) to the underlying security.
In response to the military conflict in Ukraine commencing in 2022, the United States and other countries issued broad-ranging economic sanctions against Russia and Belarus and certain companies and individuals. Since then, Russian securities lost all, or nearly all, their market value, and many other issuers, securities and markets have been adversely affected. The United States and other countries may impose sanctions on other countries, companies and individuals in light of Russia’s military invasion. The extent and duration of the military action or future escalation of such hostilities, the extent and impact of existing and future sanctions, market disruptions and volatility, and the result of any diplomatic negotiations cannot be predicted. These and any related events could have a significant impact on the value and liquidity of certain Fund investments, on Fund performance and the value of an investment in the Fund, particularly with respect to securities and commodities, such as oil, natural gas and food commodities, as well as other sectors with exposure to Russian issuers or issuers in other countries affected by the invasion, and are likely to have collateral impacts on market sectors globally.
The Fund invests in below-investment-grade (high-yield) debt securities and preferred stocks. Some of these high-yield securities may be convertible into equity securities of the issuer. Debt securities rated below-investment-grade are commonly referred to as “junk bonds” and
33Victory Pioneer Securitized Income Fund | Semi-Annual | 1/31/26

are considered speculative with respect to the issuer’s capacity to pay interest and repay principal. These securities involve greater risk of loss, are subject to greater price volatility, and may be less liquid and more difficult to value, especially during periods of economic uncertainty or change, than higher rated debt securities.
Normally, the Fund invests at least 80% of its net assets in securitized asset instruments. The Fund invests in mortgage-related and asset-backed securities. The value of mortgage-related and asset-backed securities will be influenced by factors affecting the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. Mortgage-backed securities tend to be more sensitive to changes in interest rate than other types of debt securities. These securities are also subject to prepayment and extension risks. Some of these securities may receive little or no collateral protection from the underlying assets and are thus subject to the risk of default. The risk of such defaults is generally higher in the case of mortgage-backed investments offered by non-governmental issuers and those that include so-called “sub-prime” mortgages. The structure of some of these securities may be complex and there may be less available information than for other types of debt securities. Upon the occurrence of certain triggering events or defaults, the Fund may become the holder of underlying assets at a time when those assets may be difficult to sell or may be sold only at a loss.
The Fund may invest in credit risk transfer securities. Credit risk transfer securities are unguaranteed and unsecured debt securities issued by government sponsored enterprises and therefore are not directly linked to or backed by the underlying mortgage loans. As a result, in the event that a government sponsored enterprise fails to pay principal or interest on its credit risk transfer securities or goes through a bankruptcy, insolvency or similar proceeding, holders of such credit risk transfer securities have no direct recourse to the underlying mortgage loans and will generally receive recovery on par with other unsecured note holders in such a scenario. The risks associated with an investment in credit risk transfer securities are different than the risks associated with an investment in mortgage-backed securities issued by Fannie Mae and Freddie Mac, or other government sponsored enterprise or issued by a private issuer, because some or all of the mortgage default or credit risk associated with the underlying mortgage loans is transferred to
Victory Pioneer Securitized Income Fund | Semi-Annual | 1/31/2634

investors. As a result, investors in these securities could lose some or all of their investment in these securities if the underlying mortgage loans default.
With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security and related risks. While the Adviser has established business continuity plans in the event of, and risk management systems to prevent, limit or mitigate, such cyber-attacks, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identified. Furthermore, the Fund cannot control the cybersecurity plans and systems put in place by service providers to the Fund such as the Fund’s custodian and accounting agent, and the Fund’s transfer agent. In addition, many beneficial owners of Fund shares hold them through accounts at broker-dealers, retirement platforms and other financial market participants over which neither the Fund nor the Adviser exercises control. Each of these intermediaries may in turn rely on their service providers, which are also subject to the risk of cyber-attacks. Cybersecurity failures or breaches at the Adviser, service providers or intermediaries may cause disruptions and impact business operations. This may cause financial losses; interference with the Fund’s ability to calculate its net asset value; impediments to trading; the inability of Fund shareholders to effect share purchases; redemptions or exchanges or receive distributions; loss of or unauthorized access to private shareholder information; and violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, or additional compliance costs. Such costs and losses may not be covered under any insurance. In addition, maintaining vigilance against cyber-attacks may involve substantial costs over time, and system enhancements may themselves be subject to cyber-attacks.
The Fund’s prospectus contains unaudited information regarding the Fund’s principal risks. Please refer to that document when considering the Fund’s principal risks.
G.	TBA Purchases and Sales Commitments
The Fund may enter into to-be-announced (TBA) purchases or sales commitments (collectively, TBA transactions), pursuant to which it agrees to purchase or sell, respectively, mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With TBA transactions, the particular securities to be received or delivered by the Fund are not identified at the trade date; however, the securities must meet specified terms, including issuer, rate, and mortgage term, and be
35Victory Pioneer Securitized Income Fund | Semi-Annual | 1/31/26

within industry-accepted “good delivery” standards. The Fund may enter into TBA transactions with the intention of taking possession of or relinquishing the underlying securities, may elect to extend the settlement by “rolling” the transaction, and/or may use TBA transactions to gain or reduce interim exposure to underlying securities. Until settlement, the Fund maintains liquid assets sufficient to settle its commitment to purchase a TBA or, in the case of a sale commitment, the Fund maintains an entitlement to the security to be sold.
To mitigate counterparty risk, the Fund has entered into agreements with TBA counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all TBA commitments with a particular counterparty. At any time, the Fund’s risk of loss from a particular counterparty related to its TBA commitments is the aggregate unrealized gain on appreciated TBAs in excess of unrealized loss on depreciated TBAs and collateral received, if any, from such counterparty. As of January 31, 2026, no collateral was pledged or paid by the Fund.
H.	Futures Contracts
The Fund may enter into futures transactions in order to attempt to hedge against changes in interest rates, securities prices and currency exchange rates or to seek to increase total return. Futures contracts are types of derivatives.
All futures contracts entered into by the Fund are traded on a futures exchange. Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum “initial margin” requirements of the associated futures exchange. The amount of cash deposited with the broker as collateral at January 31, 2026 is recorded as “Futures collateral” on the Statement of Assets and Liabilities.
Subsequent payments for futures contracts (“variation margin”) are paid or received by the Fund, depending on the daily fluctuation in the value of the contracts, and are recorded by the Fund as unrealized appreciation or depreciation. Cash received from or paid to the broker related to previous margin movement is held in a segregated account at the broker and is recorded as either “Due from broker for futures” or “Due to broker for futures” on the Statement of Assets and Liabilities. When the contract is closed, the Fund realizes a gain or loss equal to the difference between the opening and closing value of the contract as well as any
Victory Pioneer Securitized Income Fund | Semi-Annual | 1/31/2636

fluctuation in foreign currency exchange rates where applicable. Futures contracts are subject to market risk, interest rate risk and currency exchange rate risk. Changes in value of the contracts may not directly correlate to the changes in value of the underlying securities. With futures, there is reduced counterparty credit risk to the Fund since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.
The average notional values of long position and short position futures contracts during the six months ended January 31, 2026 were $21,958,126 and $5,280,451, respectively. Open futures contracts outstanding at January 31, 2026 are listed in the Schedule of Investments.
2. Investment Advisory Agreement
The Adviser manages the Fund’s portfolio. Management fees payable under the Fund’s Investment Advisory Agreement with the Adviser are calculated daily and paid monthly at the annual rate of 0.55% of the Fund’s average daily net assets up to $1 billion and 0.50% of the Fund’s average daily net assets over $1 billion. For the six months ended January 31, 2026, the effective management fee (excluding waivers and/or assumption of expenses) was equivalent to 0.55% of the Fund’s average daily net assets.
The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual fund operating expenses (excluding certain items such as interest, taxes, and brokerage commissions) do not exceed 0.90%, and 0.65% of the Fund's Class A and Class Y shares, respectively. These expense limitations are in effect through April 1, 2028. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to two years after the date of the waiver or reimbursement, subject to the lesser of any operating expense limits in effect at the time of (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Fund's Board of Trustees. Fees waived and expenses reimbursed during the six months ended January 31, 2026 are reflected on the Statement of Operations.
In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund as administrative reimbursements. Reflected on the Statement of Assets and Liabilities is $387,192 in management fees payable to the Adviser at January 31, 2026.
37Victory Pioneer Securitized Income Fund | Semi-Annual | 1/31/26

Victory Capital also serves as the Fund’s administrator and fund accountant. Under the Administration and Fund Accounting Agreement, Victory Capital is paid an administration and servicing fee based on a percentage of the average daily net assets of the Fund. The tiered rates at which Victory Capital is paid by the Fund are shown in the table below:
Net Assets
Up to $15 billion	$15 billion to $30 billion	$30 billion to $85 billion	In excess of $85 billion
0.08%	0.05%	0.04%	0.03%
Amounts incurred for the six months ended January 31, 2026, are reflected on the Statement of Operations in Administration expenses.
During the semi-annual reporting period covered by this report, Bank of New York Mellon (“BNY”) acted as sub-administrator and sub-fund accountant to the Fund pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between Victory Capital and BNY (see Note 8). Victory Capital paid BNY a fee for providing these services.
The Fund reimburses Victory Capital and reimbursed BNY for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the six months ended January 31, 2026, are reflected on the Statement of Operations as Administration expenses.
3. Compensation of Trustees
The Fund paid an annual fee to its Trustees. For the six months ended January 31, 2026, the Fund paid $3,996 in Trustees’ compensation, which is reflected on the Statement of Operations as Trustees’ fees. At January 31, 2026, on its Statement of Assets and Liabilities, the Fund did not have a payable for Trustees’ fees and had a payable for administrative expenses of $10,742.
4. Transfer Agent
During the reporting period covered by this report, BNY Mellon Investment Servicing (US) Inc. served as the transfer agent to the Fund at negotiated rates (see Note 8). Transfer agent fees and payables shown on the Statement of Operations and the Statement of Assets and Liabilities, respectively, include sub-transfer agent expenses incurred through the Fund’s omnibus relationship contracts.
Victory Pioneer Securitized Income Fund | Semi-Annual | 1/31/2638

In addition, during the periods covered by the financial statements the Fund reimbursed the transfer agent for out-of-pocket expenses incurred by the transfer agent related to shareholder communications activities such as proxy and statement mailings, and outgoing phone calls. For the six months ended January 31, 2026, such out-of-pocket expenses by class of shares were as follows:
Shareholder Communications:
Class A	$396
Class Y	8,388
Total	$8,784
5. Distribution Plan
The Fund has adopted a distribution plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act with respect to its Class A shares. Pursuant to the Plan, the Fund pays the Distributor 0.25% of the average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with regard to Class A shares. Reflected on the Statement of Assets and Liabilities is $366 in distribution fees payable to the Distributor at January 31, 2026.
In addition, redemptions of each Class A share may be subject to a contingent deferred sales charge (“CDSC”). A CDSC of of 0.75% may be imposed on Class A shares with respect to purchases of $250,000 or more that are redeemed within 18 months of purchase. Shares purchased as part of an exchange remain subject to any CDSC that applied to the original purchase of those shares. There is no CDSC for Class Y shares. Proceeds from the CDSCs are paid to the Distributor. For the six months ended January 31, 2026, no CDSCs were paid to the Distributor.
6. Line of Credit Facility
During the periods covered by these financial statements, the Fund participated in a committed, unsecured revolving line of credit (“credit facility”). Under the credit facility, the Fund was permitted to borrow up to the lesser of the amount available under the credit facility or the limits set for borrowing by the Fund’s prospectus and the 1940 Act. The Fund participated in a credit facility in the amount of $250 million. The commitment fee with respect to the credit facility was 0.20% of the daily unused portion of each lender’s commitment. For the six months ended January 31, 2026, the Fund had no borrowings under the credit facility.
39Victory Pioneer Securitized Income Fund | Semi-Annual | 1/31/26

7. Additional Disclosures about Derivative Instruments and Hedging Activities
The Fund’s use of derivatives may enhance or mitigate the Fund’s exposure to the following risks:
Interest rate risk relates to the ﬂuctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.
Credit risk relates to the ability of the issuer of a ﬁnancial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Foreign exchange rate risk relates to ﬂuctuations in the value of an asset or liability due to changes in currency exchange rates.
Equity risk relates to the ﬂuctuations in the value of ﬁnancial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange rate risk), whether caused by factors speciﬁc to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.
Commodity risk relates to the risk that the value of a commodity or commodity index will ﬂuctuate based on increases or decreases in the commodities market and factors speciﬁc to a particular industry or commodity.
The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at January 31, 2026, was as follows:
Statement of Assets and Liabilities	Interest Rate Risk	Credit Risk	Foreign Exchange Rate Risk	Equity Risk	Commodity Risk
Assets
Net unrealized appreciation on futures contracts^	$5,731	$—	$—	$—	$—
Total Value	$5,731	$—	$—	$—	$—

^	Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only net variation margin is reported within the assets and/or liabilities on the Statement of Assets and Liabilities.
Victory Pioneer Securitized Income Fund | Semi-Annual | 1/31/2640

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure at January 31, 2026 was as follows:
Statement of Operations	Interest Rate Risk	Credit Risk	Foreign Exchange Rate Risk	Equity Risk	Commodity Risk
Net Realized Gain (Loss) on
Futures contracts	$16,233	$—	$—	$—	$—
Total Value	$16,233	$—	$—	$—	$—
Change in Net Unrealized Appreciation (Depreciation) on
Futures contracts	$(14,331)	$—	$—	$—	$—
Total Value	$(14,331)	$—	$—	$—	$—
8. Subsequent Event
On September 30, 2025, the Board upon the recommendation of the Adviser, approved a change in the Fund's custodian, sub-administrator, sub-fund accountant, and transfer agent to be effective at the close of business on or about February 6, 2026 (the “Effective Date”). After the Effective Date, Citibank, N.A. will serve as the custodian of the Fund, Citi Fund Services Ohio, Inc. will serve as sub-administrator and sub-fund accountant of the Fund and FIS Investor Services LLC will serve as transfer agent of the Fund.
41Victory Pioneer Securitized Income Fund | Semi-Annual | 1/31/26

How to Contact Victory Capital
We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.
Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms
1-800-225-6292
Visit our web site: vcm.com
This report must be preceded or accompanied by a prospectus.
The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the Commission’s web site at https://sec.gov.

Victory Capital Management, Inc.
60 State Street
Boston, MA 02109
vcm.com
Securities offered through Victory Capital Services, Inc.
60 State Street, Boston, MA 02109
Underwriter of Victory Funds, Member SIPC
© 2026 Victory Capital Management, Inc. 31994-SFR-0326

Victory Pioneer Solutions - Balanced Fund
Semi-Annual: Full Financials
January 31, 2026

1Victory Pioneer Solutions - Balanced Fund | Semi-Annual | 1/31/26

Schedule of Investments  |  1/31/26
(unaudited)
Shares		Value
	SHORT TERM INVESTMENTS — 1.0% of Net Assets
	Open-End Fund — 1.0%
4,181,573(a)	Dreyfus Government Cash Management, Institutional Shares, 3.58%	$ 4,181,573
		$4,181,573

	TOTAL SHORT TERM INVESTMENTS (Cost $4,181,573)	$4,181,573

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 1.0% (Cost $4,181,573)	$4,181,573
		Net Realized Gain (Loss) for the period ended 1/31/26	Change in Unrealized Appreciation (Depreciation) for the period ended 1/31/26	Capital Gain Distributions for the period ended 1/31/26	Dividend Income for the period ended 1/31/26	Value
	Affiliated Issuers — 99.2%*
	Mutual Funds — 99.2% of Net Assets
1,302,807	Victory Pioneer Active Credit Fund Class Y	$—	$40,448	$—	$ 178,779	$ 11,008,721
1,554,284	Victory Pioneer Balanced Fund Class R6	—	2,071,438	339,119	210,823	20,174,603
3,498,150	Victory Pioneer Bond Fund Class R6	125,591	550,087	—	729,214	29,839,221
2,221,843	Victory Pioneer CAT Bond Fund Class R6	30,673	(510,453)	—	1,869,992	24,551,362
233,413	Victory Pioneer Disciplined Value Fund Class R6	340	219,301	108,079	93,316	3,982,031
133,693	Victory Pioneer Equity Income Fund Class R6	—	103,004	211,070	36,892	3,438,587
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Solutions - Balanced Fund | Semi-Annual | 1/31/262

Schedule of Investments  |  1/31/26
(unaudited) (continued)
Shares		Net Realized Gain (Loss) for the period ended 1/31/26	Change in Unrealized Appreciation (Depreciation) for the period ended 1/31/26	Capital Gain Distributions for the period ended 1/31/26	Dividend Income for the period ended 1/31/26	Value
	Mutual Funds— (continued)
2,005,195	Victory Pioneer Equity Premium Income Fund Class R6	$3,392	$890,663	$—	$ 1,315,671	$ 26,308,158
74,662	Victory Pioneer Fund Class R6	2,626	79,213	297,454	4,995	3,498,669
38,067	Victory Pioneer Fundamental Growth Fund Class R6	(2,435)	(170,002)	213,013	—	1,276,778
3,273,525	Victory Pioneer Global Equity Fund Class R6	3,006,238	3,494,731	6,917,388	1,671,964	78,990,167
1,552,952	Victory Pioneer International Equity Fund Class R6	1,619,646	7,553,613	1,331,064	949,881	55,952,871
9,502,718	Victory Pioneer Multi-Asset Income Fund Class R6	48,696	7,319,852	—	4,639,523	130,092,206
2,986,222	Victory Pioneer Multi-Asset Ultrashort Income Fund Class R6	(7,676)	(54,801)	—	624,727	28,817,045
1,156,865	Victory Pioneer Securitized Income Fund Class Y	(2,287)	(117,661)	—	367,394	11,013,357
The accompanying notes are an integral part of these financial statements.
3Victory Pioneer Solutions - Balanced Fund | Semi-Annual | 1/31/26

Shares		Net Realized Gain (Loss) for the period ended 1/31/26	Change in Unrealized Appreciation (Depreciation) for the period ended 1/31/26	Capital Gain Distributions for the period ended 1/31/26	Dividend Income for the period ended 1/31/26	Value
	Mutual Funds— (continued)
485,071	Victory Pioneer Short Term Income Fund Class R6	$207,332	$(274,891)	$—	$ 249,563	$ 4,307,429
43,058	Victory Pioneer Strategic Income Fund Class R6	6,788	5,058	—	13,375	426,270
	Total Mutual Funds (Cost $347,225,296)	$5,038,924	$21,199,600	$9,417,187	$12,956,109	$433,677,475

	Total Investments in Affiliated Issuers — 99.2% (Cost $347,225,296)	$5,038,924	$21,199,600	$9,417,187	$12,956,109	$433,677,475
	OTHER ASSETS AND LIABILITIES — (0.2)%					$(908,825)
	net assets — 100.0%					$436,950,223

(a)	Rate periodically changes. Rate disclosed is the 7-day yield at January 31, 2026.
*	Affiliated funds managed by Victory Capital Management Inc. (the “Adviser”).
Purchases and sales of securities (excluding short-term investments and all derivative contracts except for options purchased) for the six months ended January 31, 2026, aggregated $54,498,444 and $52,895,578, respectively.
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Solutions - Balanced Fund | Semi-Annual | 1/31/264

Schedule of Investments  |  1/31/26
(unaudited) (continued)
At January 31, 2026, the net unrealized appreciation on investments based on cost for federal tax purposes of $355,615,611 was as follows:
Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$86,578,932
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(4,335,495)
Net unrealized appreciation	$82,243,437
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.). See Notes to Financial Statements — Note 1A.
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments). See Notes to Financial Statements — Note 1A.
The following is a summary of the inputs used as of January 31, 2026 in valuing the Fund’s investments:
	Level 1	Level 2	Level 3	Total
Short Term Investments	$4,181,573	$—	$—	$4,181,573
Affiliated Mutual Funds	433,677,475	—	—	433,677,475
Total Investments in Securities	$437,859,048	$—	$—	$437,859,048
During the period ended January 31, 2026, there were no transfers in or out of Level 3.
The accompanying notes are an integral part of these financial statements.
5Victory Pioneer Solutions - Balanced Fund | Semi-Annual | 1/31/26

Statement of Assets and Liabilities  |  1/31/26
(unaudited)
ASSETS:
Investments in unaffiliated issuers, at value (cost $4,181,573)	$4,181,573
Investments in affiliated issuers, at value (cost $347,225,296)	433,677,475
Receivables —
Fund shares sold	777,825
Dividends	8,671
Due from the Adviser	123
Other assets	23,613
Total assets	$438,669,280
LIABILITIES:
Payables —
Investment securities purchased	$1,190,929
Fund shares repurchased	318,294
Trustees’ fees	1,339
Transfer agent fees	18,454
Due to Adviser	123
Administrative expenses	2,493
Distribution fees	60,254
Accrued expenses	127,171
Total liabilities	$1,719,057
NET ASSETS:
Paid-in capital	$343,847,904
Distributable earnings	93,102,319
Net assets	$436,950,223
NET ASSET VALUE PER SHARE:
No par value (unlimited number of shares authorized)
Class A (based on $379,923,317/28,086,987 shares)	$13.53
Class C (based on $42,580,167/3,590,852 shares)	$11.86
Class Y (based on $14,446,739/1,047,003 shares)	$13.80
MAXIMUM OFFERING PRICE PER SHARE:
Class A (based on $13.53 net asset value per share/100%-5.75% maximum sales charge)	$14.36
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Solutions - Balanced Fund | Semi-Annual | 1/31/266

Statement of Operations (unaudited)
FOR THE SIX MONTHS ENDED 1/31/26
INVESTMENT INCOME:
Dividends from underlying affiliated funds	$12,956,109
Dividends from unaffiliated issuers	24,294
Total Investment Income		$12,980,403
EXPENSES:
Transfer agent fees
Class A	$52,304
Class C	3,268
Class Y	9,682
Distribution fees
Class A	463,230
Class C	206,656
Shareholder communications expense	35,672
Custodian fees	880
Registration fees	82,179
Professional fees	38,840
Printing expense	3,218
Trustees’ fees	7,191
Insurance expense	1,617
Miscellaneous	2,612
Total expenses		$907,349
Net investment income		$12,073,054
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments in underlying affiliated funds	$5,038,924
Capital gain on distributions from underlying affiliated funds	9,630,199	$14,669,123
Change in net unrealized appreciation (depreciation) on:
Investments in underlying affiliated funds		$21,199,600
Net realized and unrealized gain (loss) on investments		$35,868,723
Net increase in net assets resulting from operations		$47,941,777
The accompanying notes are an integral part of these financial statements.
7Victory Pioneer Solutions - Balanced Fund | Semi-Annual | 1/31/26

Statements of Changes in Net Assets
	Six Months Ended 1/31/26 (unaudited)	Year Ended 7/31/25
FROM OPERATIONS:
Net investment income (loss)	$12,073,054	$17,262,213
Net realized gain (loss) on investments	14,669,123	11,667,995
Change in net unrealized appreciation (depreciation) on investments	21,199,600	18,048,046
Net increase in net assets resulting from operations	$47,941,777	$46,978,254
DISTRIBUTIONS TO SHAREHOLDERS:
Class A ($0.76 and $0.57 per share, respectively)	$(20,428,785)	$(16,085,388)
Class C ($0.68 and $0.49 per share, respectively)	(2,339,231)	(1,741,074)
Class R* ($— and $0.54 per share, respectively)	—	(58,216)
Class Y ($0.79 and $0.60 per share, respectively)	(952,451)	(242,582)
Total distributions to shareholders	$(23,720,467)	$(18,127,260)
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sales of shares	$14,974,478	$30,120,479
Reinvestment of distributions	23,458,902	17,973,627
Cost of shares repurchased	(33,371,893)	(60,115,723)
Net increase (decrease) in net assets resulting from Fund share transactions	$5,061,487	$(12,021,617)
Net increase in net assets	$29,282,797	$16,829,377
NET ASSETS:
Beginning of period	$407,667,426	$390,838,049
End of period	$436,950,223	$407,667,426

*	Pioneer Solutions - Balanced Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”). The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C, Class R and Class Y shares of the Predecessor Fund received Class A, Class C, Class A and Class Y shares of the Fund,respectively.
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Solutions - Balanced Fund | Semi-Annual | 1/31/268

Statements of Changes in Net Assets
(continued)
	Six Months Ended 1/31/26 Shares (unaudited)	Six Months Ended 1/31/26 Amount (unaudited)	Year Ended 7/31/25 Shares	Year Ended 7/31/25 Amount
Class A
Shares sold	578,653	$7,768,495	1,362,422	$16,204,593
Reinvestment of distributions	1,517,131	20,177,364	1,415,734	15,940,911
Less shares repurchased	(1,820,408)	(24,394,018)	(4,027,597)	(48,218,085)
Net increase (decrease)	275,376	$3,551,841	(1,249,441)	$(16,072,581)
Class C
Shares sold	171,669	$2,027,798	417,000	$4,381,499
Reinvestment of distributions	200,319	2,339,232	174,807	1,741,074
Less shares repurchased	(272,101)	(3,213,269)	(802,540)	(8,443,348)
Net increase (decrease)	99,887	$1,153,761	(210,733)	$(2,320,775)
Class R*
Shares sold	—	$—	4,885	$57,335
Reinvestment of distributions	—	—	5,212	58,216
Less shares repurchased	—	—	(115,030)	(1,341,133)
Net decrease	—	$—	(104,933)	$(1,225,582)
Class Y
Shares sold	378,332	$5,178,185	749,960	$9,477,052
Reinvestment of distributions	69,428	942,306	20,333	233,426
Less shares repurchased	(422,416)	(5,764,606)	(170,052)	(2,113,157)
Net increase	25,344	$355,885	600,241	$7,597,321

*	Pioneer Solutions - Balanced Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”). The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C, Class R and Class Y shares of the Predecessor Fund received Class A, Class C, Class A and Class Y shares of the Fund,respectively.
The accompanying notes are an integral part of these financial statements.
9Victory Pioneer Solutions - Balanced Fund | Semi-Annual | 1/31/26

Financial Highlights
	Six Months Ended 1/31/26 (unaudited)	Year Ended 7/31/25	Year Ended 7/31/24	Year Ended 7/31/23	Year Ended 7/31/22	Year Ended 7/31/21
Class A
Net asset value, beginning of period	$12.77	$11.89	$11.03	$11.55	$13.20	$10.93
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$0.39	$0.54	$0.46	$0.38	$0.37	$0.24
Net realized and unrealized gain (loss) on investments	1.13	0.91	0.83	0.55	(1.22)	2.36
Net increase (decrease) from investment operations	$1.52	$1.45	$1.29	$0.93	$(0.85)	$2.60
Distributions to shareholders:
Net investment income	$(0.61)	$(0.57)	$(0.43)	$(0.36)	$(0.45)	$(0.26)
Net realized gain	(0.15)	—	—	(1.09)	(0.35)	(0.07)
Total distributions	$(0.76)	$(0.57)	$(0.43)	$(1.45)	$(0.80)	$(0.33)
Net increase (decrease) in net asset value	$0.76	$0.88	$0.86	$(0.52)	$(1.65)	$2.27
Net asset value, end of period	$13.53	$12.77	$11.89	$11.03	$11.55	$13.20
Total return (b)	12.04%(c)	12.85%	12.07%	9.03%(d)	(6.98)%	24.15%
Ratio of net expenses to average net assets†	0.36%(e)	0.40%	0.43%	0.46%	0.44%	0.46%
Ratio of net investment income (loss) to average net assets†^	5.71%(e)	4.51%	4.15%	3.44%	2.93%	1.95%
Portfolio turnover rate	13%(c)	23%	30%	57%	51%	24%
Net assets, end of period (in thousands)	$379,923	$355,091	$345,496	$339,852	$339,265	$395,303
†	In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.
^	Ratios do not reflect the Fund’s proportionate share of the income and expenses of the underlying funds.
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
(c)	Not annualized.
(d)	For the year ended July 31, 2023, the Fund’s total return includes a voluntary reimbursement by the Adviser. If the Fund had not been reimbursed by the Adviser, the total return would have been 8.93%.
(e)	Annualized.
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Solutions - Balanced Fund | Semi-Annual | 1/31/2610

Financial Highlights (continued)
	Six Months Ended 1/31/26 (unaudited)	Year Ended 7/31/25	Year Ended 7/31/24	Year Ended 7/31/23	Year Ended 7/31/22	Year Ended 7/31/21
Class C
Net asset value, beginning of period	$11.25	$10.53	$9.82	$10.44	$11.99	$9.94
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$0.30	$0.40	$0.34	$0.27	$0.25	$0.14
Net realized and unrealized gain (loss) on investments	0.99	0.81	0.73	0.48	(1.10)	2.15
Net increase (decrease) from investment operations	$1.29	$1.21	$1.07	$0.75	$(0.85)	$2.29
Distributions to shareholders:
Net investment income	$(0.53)	$(0.49)	$(0.36)	$(0.28)	$(0.35)	$(0.17)
Net realized gain	(0.15)	—	—	(1.09)	(0.35)	(0.07)
Total distributions	$(0.68)	$(0.49)	$(0.36)	$(1.37)	$(0.70)	$(0.24)
Net increase (decrease) in net asset value	$0.61	$0.72	$0.71	$(0.62)	$(1.55)	$2.05
Net asset value, end of period	$11.86	$11.25	$10.53	$9.82	$10.44	$11.99
Total return (b)	11.61%(c)	12.09%	11.22%	8.14%(d)	(7.62)%	23.34%
Ratio of net expenses to average net assets†	1.10%(e)	1.13%	1.17%	1.19%	1.16%	1.18%
Ratio of net investment income (loss) to average net assets†^	4.98%(e)	3.77%	3.41%	2.71%	2.19%	1.29%
Portfolio turnover rate	13%(c)	23%	30%	57%	51%	24%
Net assets, end of period (in thousands)	$42,580	$39,266	$38,997	$40,542	$43,133	$58,428
†	In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.
^	Ratios do not reflect the Fund’s proportionate share of the income and expenses of the underlying funds.
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
(c)	Not annualized.
(d)	For the year ended July 31, 2023, the Fund’s total return includes a voluntary reimbursement by the Adviser. The impact on Class C’s total return was less than 0.005%.
(e)	Annualized.
The accompanying notes are an integral part of these financial statements.
11Victory Pioneer Solutions - Balanced Fund | Semi-Annual | 1/31/26

	Six Months Ended 1/31/26 (unaudited)	Year Ended 7/31/25	Year Ended 7/31/24	Year Ended 7/31/23	Year Ended 7/31/22	Year Ended 7/31/21
Class Y
Net asset value, beginning of period	$13.03	$12.12	$11.24	$11.77	$13.42	$11.11
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$0.43	$0.55	$0.51	$0.41	$0.41	$0.26
Net realized and unrealized gain (loss) on investments	1.13	0.96	0.82	0.54	(1.22)	2.41
Net increase (decrease) from investment operations	$1.56	$1.51	$1.33	$0.95	$(0.81)	$2.67
Distributions to shareholders:
Net investment income	$(0.64)	$(0.60)	$(0.45)	$(0.39)	$(0.49)	$(0.29)
Net realized gain	(0.15)	—	—	(1.09)	(0.35)	(0.07)
Total distributions	$(0.79)	$(0.60)	$(0.45)	$(1.48)	$(0.84)	$(0.36)
Net increase (decrease) in net asset value	$0.77	$0.91	$0.88	$(0.53)	$(1.65)	$2.31
Net asset value, end of period	$13.80	$13.03	$12.12	$11.24	$11.77	$13.42
Total return (b)	12.11%(c)	13.08%	12.21%	9.08%(d)	(6.61)%	24.41%
Ratio of net expenses to average net assets†	0.20%(e)	0.21%	0.25%	0.34%	0.14%	0.19%
Ratio of net investment income (loss) to average net assets†^	6.21%(e)	4.44%	4.48%	3.67%	3.22%	2.06%
Portfolio turnover rate	13%(c)	23%	30%	57%	51%	24%
Net assets, end of period (in thousands)	$14,447	$13,310	$5,109	$2,698	$2,708	$2,733
†	In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.
^	Ratios do not reflect the Fund’s proportionate share of the income and expenses of the underlying funds.
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
(c)	Not annualized.
(d)	For the year ended July 31, 2023, the Fund’s total return includes a voluntary reimbursement by the Adviser. If the Fund had not been reimbursed by the Adviser, the total return would have been 8.98%.
(e)	Annualized.
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Solutions - Balanced Fund | Semi-Annual | 1/31/2612

Notes to Financial Statements  |  1/31/26
(unaudited)
1. Organization and Signiﬁcant Accounting Policies
Victory Pioneer Solutions - Balanced Fund (the “Fund”) is one of 26 portfolios comprising Victory Portfolios IV (the “Trust”), a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and the Fund is an open-end management investment company. The Fund, which commenced operations on April 1, 2025, is the successor to Pioneer Solutions- Balanced Fund (the “Predecessor Fund”) and, accordingly, the Predecessor Fund's performance and financial history have become the performance and financial history of the Fund. The Predecessor Fund transferred all of the net assets of its Class A, Class C, Class R and Class Y shares in exchange for the Fund's Class A, Class C, Class A and Class Y shares, respectively, on April 1, 2025, pursuant to an agreement and plan of reorganization (the “Reorganization”), which was approved by the shareholders of the Predecessor Fund on March 27, 2025. Accordingly, the Reorganization, which did not result in any federal income tax to the Predecessor Fund or its shareholders, had no effect on the Fund's operations. The investment objective of the Fund is to seek long-term capital growth and current income.
The Fund is a “fund of funds.” The Fund seeks to achieve its investment objective by investing in other funds (“underlying funds”) managed by the Adviser. The Fund indirectly pays a portion of the expenses incurred by underlying funds. Consequently, an investment in the Fund entails more direct and indirect expenses than direct investment in the applicable underlying funds.
The Fund offers three classes of shares designated as Class A, Class C and Class Y shares. Each class of shares represents an interest in the same portfolio of investments of the Fund and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different rates of class-specific fees and expenses such as transfer agent and distribution fees. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends from net investment income earned by each class. The Second Amended and Restated Trust Instrument of the Trust gives the Board of Trustees the flexibility to specify either per-share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per-share voting, each share of a class of the Fund is entitled to one vote. Under dollar-weighted voting, a shareholder’s voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Each share class has exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class Y shares.
13Victory Pioneer Solutions - Balanced Fund | Semi-Annual | 1/31/26

Victory Capital Management Inc. (“Victory Capital” or the “Adviser”) serves as the Fund’s investment adviser. Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust.
The Fund is required to comply with Rule 18f-4 under the 1940 Act, which governs the use of derivatives by registered investment companies. Rule 18f-4 permits funds to enter into derivatives transactions (as defined in Rule 18f-4) and certain other transactions notwithstanding the restrictions on the issuance of “senior securities” under Section 18 of the 1940 Act. In accordance with Rule 18f-4, the Fund has established and maintains a comprehensive derivatives risk management program, has appointed a derivatives risk manager and complies with a relative or absolute limit on fund leverage risk calculated based on value-at-risk (“VaR”) unless the fund uses derivatives in only a limited manner(a “limited derivatives user”).
The Fund adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (ASU 2023-07). The Fund’s adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. The management committee of the Adviser acts as the Fund’s Chief Operations Decision Maker (CODM) who assesses performance and allocates resources with respect to the Fund. The Fund’s operations constitute a single operating segment and therefore, a single reportable segment, because the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM manages the business activities using information of the Fund as a whole, and assesses performance of the Fund. The financial information provided to and reviewed by the CODM is the same as that presented within the Fund’s financial statements.
On December 14, 2023, the Financial Accounting Standards Board (FASB)issued ASU 2023-09, which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. The amendments in this ASU are intended to address investor requests for more transparency about income tax information and to improve the effectiveness of income tax disclosures. ASU 2023-09 applies to all entities that are subject to ASC 740, Income Taxes. The ASU is effective for annual periods beginning after December 15, 2024. Management is currently evaluating the impact of ASU 2023-09 and does not believe it will have a material impact on the Fund’s financial statements.
The Fund is a series of a registered investment company and follows investment company accounting and reporting guidance under U.S. Generally Accepted Accounting Principles (“U.S. GAAP”). U.S. GAAP requires the management of the Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the ﬁnancial statements, and
Victory Pioneer Solutions - Balanced Fund | Semi-Annual | 1/31/2614

the reported amounts of income, expenses and gain or loss on investments during the reporting period. Actual results could differ from those estimates.
The following is a summary of signiﬁcant accounting policies followed by the Fund in the preparation of its ﬁnancial statements:
A.	Security Valuation
The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange (“NYSE”) is open, as of the close of regular trading on the NYSE.
Shares of open-end registered investment companies (including money market mutual funds) are valued at such fund’s net asset value.
Securities for which independent pricing services or broker-dealers are unable to supply prices or for which market prices and/or quotations are not readily available or are considered to be unreliable are valued by a fair valuation team comprised of certain personnel of the Adviser. The Adviser is designated as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Adviser’s fair valuation team is responsible for monitoring developments that may impact fair valued securities.
Inputs used when applying fair value methods to value a security may include credit ratings, the financial condition of the company, current market conditions and comparable securities. The Adviser may use fair value methods if it is determined that a significant event has occurred after the close of the exchange or market on which the security trades and prior to the determination of the Fund’s net asset value. Examples of a significant event might include political or economic news, corporate restructurings, natural disasters, terrorist activity, tariffs, or trading halts. Thus, the valuation of the Fund’s securities may differ significantly from exchange prices, and such differences could be material.
B.	Investment Income and Transactions
Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend date in the exercise of reasonable diligence.
Interest income, including interest on income-bearing cash accounts, is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates and net of income accrued on defaulted securities.
Interest and dividend income payable by delivery of additional shares is reclassified as PIK (payment-in-kind) income upon receipt and is included in interest and dividend income, respectively.
15Victory Pioneer Solutions - Balanced Fund | Semi-Annual | 1/31/26

Security transactions are recorded as of trade date. Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.
C.	Foreign Currency Translation
The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.
Net realized gains and losses on foreign currency transactions, if any, represent, among other things, the net realized gains and losses on foreign currency exchange contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated on the Statement of Operations from the effects of changes in the market prices of those securities, but are included with the net realized and unrealized gain or loss on investments.
D.	Federal Income Taxes
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income and net realized capital gains, if any, to its shareholders. Therefore, no provision for federal income taxes is required. As of January 31, 2026, the Fund did not accrue any interest or penalties with respect to uncertain tax positions, which, if applicable, would be recorded as an income tax expense on the Statement of Operations. Tax returns filed within the prior three years remain subject to examination by federal and state tax authorities.
The amount and character of income and capital gain distributions to shareholders are determined in accordance with federal income tax rules, which may differ from U.S. GAAP. Distributions in excess of net investment income or net realized gains are temporary over distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes. Capital accounts within the financial statements are adjusted for permanent book/tax differences to reflect tax character, but are not adjusted for temporary differences.
The tax character of current year distributions payable will be determined at the end of the current taxable year. The tax character of distributions paid during the year ended July 31, 2025 was as follows:
2025
Distributions paid from:
Ordinary income	$18,127,260
Total	$18,127,260
Victory Pioneer Solutions - Balanced Fund | Semi-Annual | 1/31/2616

The following shows the components of distributable earnings (losses) on a federal income tax basis at July 31, 2025:
2025
Distributable earnings/(losses):
Undistributed ordinary income	$6,768,942
Undistributed long-term capital gains	1,068,230
Net unrealized appreciation	61,043,837
Total	$68,881,009
The differences between book-basis and tax-basis net unrealized appreciation are attributable to the tax deferral of losses on wash sales and tax basis adjustments on mutual fund holdings.
E.	Fund Shares
The Fund records sales and repurchases of its shares as of trade date. The Distributor earned $10,397 in underwriting commissions on the sale of Class A shares during the six months ended January 31, 2026.
F.	Class Allocations
Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on its respective percentage of adjusted net assets at the beginning of the day.
Distribution fees are calculated based on the average daily net asset value attributable to Class A and Class C shares of the Fund, respectively (see Note 5). Class Y shares did not pay distribution fees. All expenses and fees paid to the Fund’s transfer agent for its services are allocated among the classes of shares based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 4).
Distributions to shareholders are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner and at the same time, except that net investment income dividends to Class A, Class C and Class Y shares can reflect different transfer agent and distribution expense rates.
G.	Risks
The value of securities held by the Fund may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political or regulatory conditions, recessions, the spread of infectious illness or other public health issues, inflation, changes in interest rates, armed conflict such as between Russia and Ukraine or in the Middle East, sanctions against Russia, other nations or individuals or companies and possible countermeasures, lack of liquidity in the bond markets or adverse investor sentiment. In the past several years, financial markets have experienced increased
17Victory Pioneer Solutions - Balanced Fund | Semi-Annual | 1/31/26

volatility, depressed valuations, decreased liquidity and heightened uncertainty. These conditions may continue, recur, worsen or spread. Inflation and interest rates may increase. These circumstances could adversely affect the value and liquidity of the Fund’s investments and negatively impact the Fund’s performance.
Some sectors of the economy and individual issuers have experienced or may experience particularly large losses. Periods of extreme volatility in the financial markets, reduced liquidity of many instruments, increased government debt, inflation, and disruptions to supply chains, consumer demand and employee availability, may continue for some time. Following the commencement of the conflict in Ukraine, Russian securities lost all, or nearly all, their market value. Other securities or markets could be similarly affected by past or future political, geopolitical or other events or conditions.
Governments and central banks, including the U.S. Federal Reserve, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. These actions have resulted in significant expansion of public debt, including in the U.S. The consequences of high public debt, including its future impact on the economy and securities markets, may not be known for some time.
The U.S. and other countries are periodically involved in disputes over trade and other matters, which may result in tariffs, investment restrictions and adverse impacts on affected companies and securities. For example, the U.S. has imposed tariffs and other trade barriers on Chinese exports, has restricted sales of certain categories of goods to China, and has established barriers to investments in China. Trade disputes may adversely affect the economies of the U.S. and its trading partners, as well as companies directly or indirectly affected and financial markets generally. If the political climate between the U.S. and China does not improve or continues to deteriorate, China enters into military conflict with Taiwan, the Philippines or another neighbor, or other geopolitical conflicts develop or get worse, economies, markets and individual securities may be severely affected both regionally and globally, and the value of the Fund’s assets may go down.
At times, the Fund’s investments may represent industries or industry sectors that are interrelated or have common risks, making the Fund more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.
The Fund is a fund of funds that invests in other investment companies managed by the Adviser or one of its affiliates. Investing in other investment companies, including exchange-traded funds (ETFs), subjects the Fund to the risks of investing in the underlying securities or assets held by those funds. Each underlying fund pursues its own investment objectives and strategies and may not achieve its objectives. When investing in another fund, the Fund will bear a pro rata portion of the underlying fund’s expenses, including management fees, in addition to
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its own expenses. Underlying funds may themselves invest in other investment companies. The Fund may invest a significant portion of its assets in a single underlying fund. Therefore, the performance of a single underlying fund can have a significant effect on the performance of the Fund and the price of its shares. The Adviser may be subject to potential conflicts of interest in selecting underlying funds because the management fees paid to it by some affiliated underlying funds are higher than the fees paid by other affiliated and unaffiliated underlying funds. The portfolio managers may also be subject to conflicts of interest in allocating fund assets among underlying funds because the Fund’s portfolio management team may also manage some of the underlying funds. ETFs are bought and sold based on market prices and can trade at a premium or a discount to the ETF’s net asset value. Mutual funds and ETFs that invest in commodities may be subject to regulatory trading limits that could affect the value of their securities.
Some of the underlying funds can invest in either high yield securities or small/emerging growth companies. Investments in these types of securities generally are subject to greater volatility than either higher-grade securities or more established companies in more developed markets, respectively.
Debt securities rated below-investment-grade are commonly referred to as “junk bonds” and are considered speculative with respect to the issuer’s capacity to pay interest and repay principal. These securities involve greater risk of loss, are subject to greater price volatility, and may be less liquid and more difficult to value, especially during periods of economic uncertainty or change, than higher rated debt securities.
Some of the underlying funds’ investments in foreign markets and countries with limited developing markets may subject the Fund to a greater degree of risk than investments in a developed market. These risks include disruptive political or economic conditions, military conflicts and sanctions, terrorism, sustained economic downturns, financial instability, less liquid trading markets, extreme price volatility, currency risks, reduction of government or central bank support, inadequate accounting standards, tariffs, tax disputes or other tax burdens, nationalization or expropriation of assets, and the imposition of adverse governmental laws, arbitrary application of laws and regulations or lack of rule of law, and investment and repatriation restrictions. Lack of information and less market regulation also may affect the value of these securities. Withholding and other non-U.S. taxes may decrease the Fund’s return. Non-U.S. issuers may be located in parts of the world that have historically been prone to natural disasters. Investing in depositary receipts is subject to many of the same risks as investing directly in non-U.S. issuers. Depositary receipts may involve higher expenses and may trade at a discount (or premium) to the underlying security.
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In response to the military conflict in Ukraine commencing in 2022, the United States and other countries issued broad-ranging economic sanctions against Russia and Belarus and certain companies and individuals. Since then, Russian securities lost all, or nearly all, their market value, and many other issuers, securities and markets have been adversely affected. The United States and other countries may impose sanctions on other countries, companies and individuals in light of Russia’s military invasion. The extent and duration of the military action or future escalation of such hostilities, the extent and impact of existing and future sanctions, market disruptions and volatility, and the result of any diplomatic negotiations cannot be predicted. These and any related events could have a significant impact on the value and liquidity of certain Fund investments, on Fund performance and the value of an investment in the Fund, particularly with respect to securities and commodities, such as oil, natural gas and food commodities, as well as other sectors with exposure to Russian issuers or issuers in other countries affected by the invasion, and are likely to have collateral impacts on market sectors globally.
With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security and related risks. While the Adviser has established business continuity plans in the event of, and risk management systems to prevent, limit or mitigate, such cyber-attacks, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identified. Furthermore, the Fund cannot control the cybersecurity plans and systems put in place by service providers to the Fund such as the Fund’s custodian and accounting agent, and the Fund’s transfer agent. In addition, many beneficial owners of Fund shares hold them through accounts at broker-dealers, retirement platforms and other financial market participants over which neither the Fund nor the Adviser exercises control. Each of these intermediaries may in turn rely on their service providers, which are also subject to the risk of cyber-attacks. Cybersecurity failures or breaches at the Adviser, service providers or intermediaries may cause disruptions and impact business operations. This may cause financial losses; interference with the Fund’s ability to calculate its net asset value; impediments to trading; the inability of Fund shareholders to effect share purchases; redemptions or exchanges or receive distributions; loss of or unauthorized access to private shareholder information; and violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, or additional compliance costs. Such costs and losses may not be covered under any insurance. In addition, maintaining vigilance against cyber-attacks may involve substantial costs over time, and system enhancements may themselves be subject to cyber-attacks.
The Fund’s prospectus contains unaudited information regarding the Fund’s principal risks. Please refer to that document when considering the Fund’s principal risks.
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2. Investment Advisory Agreement
The Adviser manages the Fund’s portfolio. The Fund does not pay a direct management fee to the Adviser. The Fund bears a pro rata portion of the fees and expenses, including management fees, of each underlying fund in which the Fund invests. The Fund invests in funds managed by the Adviser.
In addition, under the Fund’s management and administration agreements with the Adviser, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund as administrative reimbursements.
The Adviser has contractually agreed to waive its management fee and/or reimburse expenses that the total annual fund operating expenses (excluding certain items such as interest, taxes, acquired fund fees and expenses, and brokerage commissions) do not exceed 0.43%, 1.17%, and 0.25% of the Fund’s Class A, Class C, and Class Y shares, respectively. These expense limitations are in effect through April 1, 2028. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to two years after the date of the waiver or reimbursement, subject to the lesser of any operating  expense limits in effect at the time of (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Fund’s Board of Trustees. Fees waived and expenses reimbursed during the six months ended January 31, 2026 are reflected on the Statement of Operations.
Victory Capital also serves as the Fund’s administrator and fund accountant. Under the Administration and Fund Accounting Agreement, Victory Capital is paid an administration and servicing fee based on a percentage of the average daily net assets of the Fund. The tiered rates at which Victory Capital is paid by the Fund are shown in the table below:
Net Assets
Up to $15 billion	$15 billion to $30 billion	$30 billion to $85 billion	In excess of $85 billion
0.08%	0.05%	0.04%	0.03%
Amounts incurred for the six months ended January 31, 2026, are reflected on the Statement of Operations in Administration expenses.
During the semi-annual reporting period covered by this report, Bank of New York Mellon (“BNY”) acted as sub-administrator and sub-fund accountant to the Fund pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between Victory Capital and BNY (see Note 7). Victory Capital paid BNY a fee for providing these services.
The Fund reimburses Victory Capital and reimbursed BNY for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the six months
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ended January 31, 2026, are reflected on the Statement of Operations as Administration expenses.
3. Compensation of Officers and Trustees
The Fund pays an annual fee to its Trustees. For the six months ended January 31, 2026, the Fund paid $7,191 in Trustees’ compensation, which is reflected on the Statement of Operations as Trustees’ fees. At January 31, 2026, on its Statement of Assets and Liabilities, the Fund had a payable for Trustees’ fees of $1,339 and a payable for administrative expenses of $2,493.
4. Transfer Agent
During the semi-annual reporting period covered by this report, BNY Mellon Investment Servicing (US) Inc. served as the transfer agent to the Fund at negotiated rates (see Note 7). Transfer agent fees and payables shown on the Statement of Operations and the Statement of Assets and Liabilities, respectively, include sub-transfer agent expenses incurred through the Fund’s omnibus relationship contracts.
In addition, during the periods covered by the financial statements the Fund reimbursed the transfer agent for out-of-pocket expenses incurred by the transfer agent related to shareholder communications activities such as proxy and statement mailings, and outgoing phone calls. For the six months ended January 31, 2026, such out-of-pocket expenses by class of shares were as follows:
Shareholder Communications:
Class A	$30,137
Class C	4,269
Class Y	1,266
Total	$35,672
5. Distribution Plan
The Fund has adopted a distribution plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act with respect to its Class A and Class C shares. Pursuant to the Plan, the Fund pays the Distributor 0.25% of the Fund’s average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with regard to Class A shares. Pursuant to the Plan, the Fund also pays the Distributor 1.00% of the average daily net assets attributable to Class C shares. The fee for Class C shares consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class C shares. Reflected on the Statement of Assets and Liabilities is $60,254 in distribution fees payable to the Distributor at January 31, 2026.
In addition, redemptions of Class A and Class C shares may be subject to a contingent deferred sales charge (“CDSC”). A CDSC of 0.75% may be
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imposed on Class A shares with respect to purchases of $500,000 or more that is redeemed within 18 months of purchase. Redemptions of Class C shares within 12 months of purchase are subject to a CDSC of 1.00% based on the lower of cost or market value of shares being redeemed. Shares purchased as part of an exchange remain subject to any CDSC that applied to the original purchase of those shares. There is no CDSC for Class Y shares. Proceeds from the CDSCs are paid to the Distributor. For the six months ended January 31, 2026, CDSCs in the amount of $815 were paid to the Distributor.
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6. Transactions in Underlying Funds
An affiliated issuer is a company in which the Fund has a direct or indirect ownership of, control of, or voting power of 5 percent or more of the outstanding voting shares, or a company which is under common ownership or control. At January 31, 2026, the value of the Fund’s investments in affiliated issuers was $433,677,475, which represents 99.3% of the Fund’s net assets.
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Transactions in affiliated issuers by the Fund for the six months ended January 31, 2026 were as follows:
Name of the Affiliated Issuer	Value at July 31, 2025	Purchases Costs	Change in net unrealized appreciation/ (depreciation)	Net Realized Gain/(Loss)	Dividends Received and Reinvested	Sales Proceeds	Shares held at January 31, 2026	Value at January 31, 2026
Victory Pioneer Active Credit Fund Class Y	$—	$10,789,494	$40,448	$—	$178,779	$—	1,302,807	$11,008,721
Victory Pioneer Balanced Fund Class R6	17,553,222	339,120	2,071,438	—	210,823	—	1,554,284	20,174,603
Victory Pioneer Bond Fund Class R6	34,907,521	—	550,087	125,591	729,214	(6,473,192)	3,498,150	29,839,221
Victory Pioneer CAT Bond Fund Class R6	20,360,579	3,324,257	(510,453)	30,673	1,869,992	(523,686)	2,221,843	24,551,362
Victory Pioneer Disciplined Value Fund Class R6	2,873,824	827,061	219,301	340	93,316	(31,811)	233,413	3,982,031
Victory Pioneer Equity Income Fund Class R6	3,087,621	211,070	103,004	—	36,892	—	133,693	3,438,587
Victory Pioneer Equity Premium Income Fund Class R6	24,744,478	183,253	890,663	3,392	1,315,671	(829,299)	2,005,195	26,308,158
Victory Pioneer Fund Class R6	3,162,915	297,454	79,213	2,626	4,995	(48,534)	74,662	3,498,669
Victory Pioneer Fundamental Growth Fund Class R6	1,306,912	213,013	(170,002)	(2,435)	—	(70,710)	38,067	1,276,778
Victory Pioneer Global Equity Fund Class R6	75,537,936	7,647,304	3,494,731	3,006,238	1,671,964	(12,368,006)	3,273,525	78,990,167
Victory Pioneer International Equity Fund Class R6	51,055,362	1,544,078	7,553,613	1,619,646	949,881	(6,769,709)	1,552,952	55,952,871
Victory Pioneer Multi-Asset Income Fund Class R6	121,572,131	1,884,402	7,319,852	48,696	4,639,523	(5,372,398)	9,502,718	130,092,206
Victory Pioneer Multi-Asset Ultrashort Income Fund Class R6	20,187,520	13,203,875	(54,801)	(7,676)	624,727	(5,136,600)	2,986,222	28,817,045
Victory Pioneer Securitized Income Fund Class Y	12,759,436	1,077,954	(117,661)	(2,287)	367,394	(3,071,479)	1,156,865	11,013,357
Victory Pioneer Short Term Income Fund Class R6	16,135,339	—	(274,891)	207,332	249,563	(12,009,914)	485,071	4,307,429
Victory Pioneer Strategic Income Fund Class R6	591,289	—	5,058	6,788	13,375	(190,240)	43,058	426,270
Total	$405,836,085	$41,542,335	$21,199,600	$5,038,924	$12,956,109	$(52,895,578)	30,062,525	$433,677,475
Annual and semi-annual reports for the underlying Victory Pioneer funds are available on the funds’ web page(s) at vcm.com.
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7. Subsequent Event
On September 30, 2025, the Board upon the recommendation of the Adviser, approved a change in the Fund custodian, sub-administrator, sub-fund accountant, and transfer agent to be effective at the close of business on or about February 6, 2026 (the “Effective Date”). After the Effective Date, Citibank, N.A. will serve as the custodian of the Fund, Citi Fund Services Ohio, Inc. will serve as sub-administrator and sub-fund accountant of the Fund and FIS Investor Services LLC will serve as transfer agent of the Fund.
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How to Contact Victory Capital
We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.
Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms
1-800-225-6292
Visit our web site: vcm.com
This report must be preceded or accompanied by a prospectus.
The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the Commission’s web site at https://sec.gov.

Victory Capital Management, Inc.
60 State Street
Boston, MA 02109
vcm.com
Securities offered through Victory Capital Services, Inc.
60 State Street, Boston, MA 02109
Underwriter of Victory Funds, Member SIPC
© 2026 Victory Capital Management, Inc. 19016-SFR-0326

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

N/A

ITEM 9. PROXY DISCLOSURE FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES. (Unaudited)

Proxy disclosures, if any, are included as part of the Financial Statements filed under Item 7 of this Form

Item 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES. (Unaudited)

Each Board Member also serves as a Board Member of other Funds in the Pioneer Family of Funds complex. Annual retainer fees and attendance fees are allocated to each Fund based on net assets. Trustees’ fees paid by the Fund are within Item 7. Statement of Operations as Trustees’ fees and expenses.

Item 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESMENT ADVISORY CONTRACT. (Unaudited)

N/A

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. (Unaudited)

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.

N/A

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR, provide the following information:

(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrant’s portfolio (“Portfolio Manager”). Also state each Portfolio Manager’s business experience during the past 5 years.

N/A

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

N/A

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-R(17 CFR 229.407)(as required by Item 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-R of Schedule 14(A) in its definitive proxy statement, or this item.

ITEM 16. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financials officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30(a)-3(b) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are effective based on the evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a) If the registrant is a closed-end management investment company, provide the following dollar amounts of income and compensation related to the securities lending activities of the registrant during its most recent fiscal year:

N/A

(1) Gross income from securities lending activities;

N/A

(2) All fees and/or compensation for each of the following securities lending activities and related services: any share of revenue generated by the securities lending program paid to the securities lending agent(s) (revenue split); fees paid for cash collateral management services (including fees deducted from a pooled cash collateral reinvestment vehicle) that are not included in the revenue split; administrative fees that are not included in the revenue split; fees for indemnification that are not included in the revenue split; rebates paid to borrowers; and any other fees relating to the securities lending program that are not included in the revenue split, including a description of those other fees;

N/A

(3) The aggregate fees/compensation disclosed pursuant to paragraph (2); and

N/A

(4) Net income from securities lending activities (i.e., the dollar amount in paragraph (1) minus the dollar amount in paragraph (3)).

If a fee for a service is included in the revenue split, state that the fee is included in the revenue split.

N/A

(b) If the registrant is a closed-end management investment company, describe the services provided to the registrant by the securities lending agent in the registrants most recent fiscal year.

N/A

Item 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

N/A

ITEM 19. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) , exactly as set forth below:

Filed herewith.

(b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(3) Not applicable.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Victory Portfolios IV

By (Signature and Title)* /s/ Thomas Dusenberry

Thomas Dusenberry, President and Principal Executive Officer

Date April 8, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Thomas Dusenberry

Thomas Dusenberry, President and Principal Executive Officer

Date April 8, 2026

By (Signature and Title)* /s/ Carol D. Trevino

Carol D. Trevino, Treasurer and Principal Financial Officer

Date April 8, 2026

*	Print the name and title of each signing officer under his or her signature.